UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2687

Name of Registrant:	Vanguard Municipal Bond Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2004 - April 30, 2005

Item 1:	Reports to Shareholders

Vanguard® Municipal Bond Funds

April 30, 2005

CONTENTS

  1 CHAIRMAN'S LETTER
  7 ADVISOR'S REPORT
10 FUND PROFILES
17 GLOSSARY OF INVESTMENT TERMS
18 PERFORMANCE SUMMARIES
22 FINANCIAL STATEMENTS
41 ABOUT YOUR FUND'S EXPENSES
43 ADVISORY AGREEMENT

SUMMARY

• The returns of the seven Vanguard Municipal Bond Funds were modestly positive during the fiscal half-year ended April 30, 2005.
• The Federal Reserve Board continued to boost short-term rates throughout the period.
• The advisor shortened the bond funds’ durations modestly to provide some protection from additional rate increases.

VANGUARD’S PLEDGE TO CLIENTS

We recognize that your relationship with Vanguard rests on the twin pillars of trust and excellence, each of which is built upon the character of our people. Our Pledge to Clients reflects our ongoing efforts to deserve your trust and to continually improve so that we can offer you excellence in all that we do.

We will:

• Put your interests first at all times.
• Continually seek to earn your trust by adhering to the highest standards of ethical behavior and fiduciary responsibility.
• Strive to be the highest-value provider of investment services, which means outstanding investment performance and service, both at the lowest possible cost.
• Communicate candidly not only about the rewards of investing but also about the risks and costs.
• Maintain highly effective controls to safeguard your assets and protect your confidential information.
• Invest a majority of our personal assets alongside yours.

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

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CHAIRMAN’S LETTER

Dear Shareholder,

During the past six months, the Federal Reserve Board’s incremental increases in interest rates reverberated through the Vanguard Municipal Bond Funds. All of the seven funds finished the period with higher annualized yields, and six funds experienced modest capital declines. The Tax-Exempt Money Market Fund, as you would expect, maintained a net asset value of $1.00.

The High-Yield Tax-Exempt Fund produced the highest six-month return. Among the other funds, those with longer maturities provided higher returns than the shorter-term funds. Total returns, as well as the funds’ annualized yields at the end of the period, are displayed in the table on page 2. The funds’ starting and ending net asset values and per-share distributions are shown on page 6.

THE FED STEPPED TO THE FORE

In the bond market, the Fed commanded the spotlight, signaling that its near-term objective was to short-circuit any surge in inflation. The Fed raised its target for the federal funds rate during the half-year to 2.75%, a full percentage point higher than its level at the start of the period. (In early May, the Fed raised the target to 3.00%.) The yield of the 3-month U.S. Treasury bill paralleled the Fed’s actions, increasing steadily to close the period at 2.89%.

The impact on longer-term securities was less pronounced. The yield of the benchmark 10-year Treasury note rose 18 basis points to 4.20%, while the yields of the longest-term securities declined modestly. The broad municipal bond market outperformed the broad taxable market during the six months. (See the Market Barometer on page 3.)

1

STOCKS STALLED AMID UNCERTAINTY

U.S.     stocks rallied in the final months of 2004, then drifted lower as the New Year began. Although the economy registered respectable growth during the fiscal half-year, concern about the strength and durability of the expansion seemed to dictate the market’s direction. Segments of corporate America generated unexpectedly robust profits, for example, but every instance of good news seemed to be overshadowed by a high-profile disappointment. Persistently high oil prices and other specters of inflation also cast a pall on the market’s mood.

Total Returns			Six Months Ended April 30, 2005

		Return Components
Vanguard Tax-Exempt Fund	Total Return	Income Return	Capital Return	SEC Annualized Yield*

Money Market**	0.9%	0.9%	0.0%	2.65%
Short-Term
Investor Shares	0.3	1.0	-0.7	2.50
Admiral Shares	0.3	1.0	-0.7	2.58
Limited-Term
Investor Shares	0.0	1.5	-1.5	2.92
Admiral Shares	0.0	1.5	-1.5	3.00
Intermediate-Term
Investor Shares	0.7	2.0	-1.3	3.36
Admiral Shares	0.7	2.0	-1.3	3.44
Insured Long-Term
Investor Shares	1.5	2.3	-0.8	3.68
Admiral Shares	1.5	2.3	-0.8	3.76
Long-Term
Investor Shares	1.2	2.2	-1.0	3.75
Admiral Shares	1.2	2.2	-1.0	3.83
High-Yield
Investor Shares	2.0	2.3	-0.3	4.01
Admiral Shares	2.0	2.3	-0.3	4.09

*7-day yield for Tax-Exempt Money Market Fund; 30-day yield for the other funds.
**An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

The broad stock market, as measured by the Dow Jones Wilshire 5000 Composite Index, returned 3.5% for the six months. As has been the case for much of the past five years, value-oriented stocks outpaced their growth-oriented counterparts. In a reversal of recent trends, large-capitalization stocks bested the market’s smaller companies. On balance, international stocks generated higher returns than the U.S. market.

RISING RATES RESTRAINED SHORT-TERM PERFORMANCE

During the past six months, both the short-term cost and the long-term benefit of rising interest rates were on display. The effects were most pronounced among shorter-term securities, which respond to changes in Fed monetary policy more quickly than longer-term bonds.

2

The short-term cost of rising rates is declining capital value, because bond prices fall when interest rates go up. Six of the seven funds experienced negative capital returns, ranging from –0.3% for the High-Yield Tax-Exempt Fund to –1.5% for the Limited-Term Tax-Exempt Fund. As is expected, but not guaranteed, the Tax-Exempt Money Market Fund experienced no change in capital value.

Admiral™ Shares

A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

The benefit was higher yields on the Vanguard Municipal Bond Funds. Higher yields mean that reinvested distributions and any new investments in the funds can compound at higher rates of return. For example, the 7-day SEC yield of the Tax-Exempt Money Market Fund finished the period at 2.65%, more than a percentage point above its 1.63% yield just six months ago. For the Short- and Limited-Term Tax-Exempt Funds, the yield increases were more modest, but still significant. The longer-term funds experienced the smallest increases; for example, the yield of the Long-Term Tax-Exempt Fund’s Investor Shares rose by just 0.24 percentage point.

For the six bond funds, the combination of income and capital returns produced six-month total returns ranging from 0.0% for the Limited-Term Tax-Exempt Fund to 2.0% for the High-Yield Tax-Exempt Fund. Because six-month returns reflect the full capital impact of interest rate changes, but include only half a year’s worth of income, we also present the funds’ 12-month total returns on page 4.

Market Barometer	Total Returns Periods Ended April 30, 2005
	Six Months	One Year	Five Years*

Bonds
Lehman Aggregate Bond Index	1.0%	5.3%	7.5%
(Broad taxable market)
Lehman Municipal Bond Index	1.9	6.8	7.0
Citigroup 3-Month Treasury Bill Index	1.1	1.7	2.6

Stocks
Russell 1000 Index (Large-caps)	4.0%	7.2%	-2.7%
Russell 2000 Index (Small-caps)	-0.1	4.7	4.1
Dow Jones Wilshire 5000 Index	3.5	7.0	-2.0
(Entire market)
MSCI All Country World Index
ex USA (International)	9.1	16.9	0.6

CPI
Consumer Price Index	1.9%	3.5%	2.6%

*Annualized

These figures offer a full-year perspective on the interplay of income and capital changes in an environment of volatile interest rates.

3

The performance of each fund was consistent with its objective, reflect-ing the return available from the types of municipal securities in which it invests. Historically, the Vanguard Municipal Bond Funds have been able to emphasize high-quality securities and deliver competitive returns because of their significant cost advantage over rivals.

Total Returns	Twelve Months Ended April 30, 2005
		Return Components
Tax-Exempt Fund	Total Return	Income Return	Capital Return

Investor Shares	Return	Return	Return
Money Market	1.5%	1.5%	0.0%
Short-Term	1.3	2.0	-0.7
Limited-Term	1.7	2.9	-1.2
Intermediate-Term	5.0	4.2	0.8
Insured Long-Term	6.8	4.7	2.1
Long-Term	6.8	4.7	2.1
High-Yield	7.2	4.8	2.4

During the past six months, four of the funds topped the average returns of their peer groups, and three trailed. In most cases, the differences were relatively small. The exception was the High-Yield Tax-Exempt Fund, which lagged the peer-group average by 1.9 percentage points. This shortfall resulted from the fund’s policy of holding a relatively small proportion of below-investment-grade securities, which were among the municipal market’s better performers during the six months.

The funds’ investment advisor, Vanguard Fixed Income Group, trimmed the bond portfolios’ durations—a measure of interest rate sensitivity—to provide some protection from rising interest rates’ impact on bond prices. In addition, the advisor made a significant cut in the Tax-Exempt Money Market Fund’s average weighted maturity, allowing the fund to take greater advantage of the newly issued, higher-yielding securities that become available in a period of rising rates.

Total Returns		Six Months Ended April 30, 2005
Tax-Exempt Fund	Vanguard Fund	Average Competing Fund*

Money Market	0.9%	0.6%
Short-Term	0.3	0.1
Limited-Term	0.0	0.2
Intermediate-Term	0.7	0.5
Insured Long-Term	1.5	1.3
Long-Term	1.2	1.6
High-Yield	2.0	3.9

*Derived from data provided by Lipper Inc.

4

THE FUNDS’ COMMITMENT TO OBJECTIVES HAS BEEN RESOLUTE

A semiannual performance review is mostly dominated by short-term market noise. But the long-term record has made clear that the Vanguard Municipal Bond Funds stick closely to their objectives, emphasizing high-quality securities in discrete segments of the municipal bond market. You can use this information to determine the right role for these funds in an investment plan that includes low-cost stock, bond, and money market funds allocated in proportions suited to your goals and circumstances. Our experience suggests that such an approach is the surest route to long-term investment success.

Annualized Expense Ratios: Your fund compared with its peer group
Tax-Exempt Fund	Investor Shares	Admiral Shares	Peer-Group Expense Ratio*

Money Market	0.12%	--	0.70%
Short-Term	0.15	0.08%	0.98
Limited-Term	0.15	0.08	0.82
Intermediate-Term	0.15	0.08	0.95
Insured Long-Term	0.15	0.08	1.17
Long-Term	0.15	0.08	1.14
High-Yield	0.15	0.09	1.24

*Peer groups are: for the Tax-Exempt Money Market Fund, the Average Tax-Exempt Money Market Fund; for the Short-Term Tax-Exempt Fund, the Average 1–2 Year Municipal Fund; for the Limited-Term Tax-Exempt Fund, the Average 1–5 Year Municipal Fund; for the Intermediate-Term Tax-Exempt Fund, the Average Intermediate Municipal Fund; for the Insured Long-Term Tax-Exempt Fund, the Average Insured Municipal Fund; for the Long-Term Tax-Exempt Fund, the Average General Municipal Fund; and for the High-Yield Tax-Exempt Fund, the Average High-Yield Municipal Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture data through year-end 2004.

We thank you for entrusting your assets to us.

Sincerely,

John J. Brennan
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

MAY 16, 2005

5

Your Fund's Performance at a Glance		October 31, 2004-April 30, 2005
			Distributions Per Share
Tax-Exempt Fund	Starting Share Price	Ending Share Price	Income Dividends	Capital Gains

Money Market	$1.00	$1.00	$0.009	$0.000
Short-Term
Investor Shares	15.67	15.56	0.159	0.000
Admiral Shares	15.67	15.56	0.164	0.000
Limited-Term
Investor Shares	10.96	10.80	0.159	0.000
Admiral Shares	10.96	10.80	0.163	0.000
Intermediate-Term
Investor Shares	13.67	13.49	0.273	0.000
Admiral Shares	13.67	13.49	0.277	0.000
Insured Long-Term
Investor Shares	12.90	12.78	0.287	0.019
Admiral Shares	12.90	12.78	0.291	0.019
Long-Term
Investor Shares	11.55	11.43	0.255	0.000
Admiral Shares	11.55	11.43	0.258	0.000
High-Yield
Investor Shares	10.86	10.83	0.246	0.000
Admiral Shares	10.86	10.83	0.249	0.000

6

ADVISOR’S REPORT

During the first half of the 2005 fiscal year, the returns of the Vanguard Municipal Bond Funds ranged from zero (the Limited-Term Tax-Exempt Fund) to 2.0% (the High-Yield Tax-Exempt Fund), as generally rising interest rates depressed the prices of bonds.

THE INVESTMENT ENVIRONMENT

Over the six months ended April 30, the U.S. investment environment was characterized by brisk, if somewhat slower, economic expansion, an improving labor market, and a modest acceleration in the inflation rate. The most significant influence on the fixed income markets was the Federal Reserve Board’s continued tightening of the money supply. From the beginning of November to the end of April, the Fed increased its target for the federal funds rate by a full percentage point, to 2.75%. (During the first week of May, the Fed raised the rate to 3.00%.)

Investment Philosophy

Each fund holds a diversified group of municipal bonds designed to produce a high level of current, tax-exempt income consistent with each fund’s maturity and quality mandates. In managing the funds, Vanguard Fixed Income Group follows a disciplined investment policy, meeting well-defined standards for credit quality and keeping each fund within its stated maturity range, while seeking to exceed, with reasonable consistency over the long term, average returns achieved by comparable funds.

Fed officials maintain that even after the tightening, “the stance of monetary policy remains accommodative.” So far, the Fed’s slow-but-steady increases—intended to ward off any acceleration in inflation—have been seen as a logical response to a generally favorable economic picture marked by a few patches of weakness. For example, although the inflation-adjusted gross domestic product grew at a respectable 3.5% annual rate in the first calendar quarter and job growth accelerated, the Fed voiced concern in early May about a slowdown in consumer spending, most likely a result of higher energy prices.

In addition, the Fed has expressed concerns about increasing near-term inflationary pressures, exemplified by the higher-than-expected levels of consumer and wholesale inflation in March. Nonetheless, Fed officials maintain that longer-term inflation expectations are low and stable.

7

As the fiscal half-year ended, the Fed was not signaling any immediate intention of changing its monetary strategy, and some analysts believed that the central bank would continue to boost short-term rates at a “measured pace” of 25-basis-point increments.

VERSUS TREASURIES, MUNI PERFORMANCE VARIED WITH MATURITY

During the past six months, the yields of all but the longest-term municipal securities increased, as illustrated in the table. Treasury yields followed a similar pattern, though with sharper increases among short-term bonds and sharper declines among long-term bonds. As these differences suggest, short-term municipal securities outperformed Treasuries of comparable maturity, while long-term munis underperformed their Treasury counterparts.

Yields of Municipal Bonds (AAA-Rated General-Obligation Issues)
Maturity	October 31, 2004	April 30, 2005	Change (basis points)

2 years	1.93%	2.74%	+81
5 years	2.61	3.02	+41
10 years	3.40	3.58	+18
30 years	4.60	4.37	-23

Source: The Vanguard Group

The financial health of municipal bond issuers has continued to improve. In 2004, according to the U.S. Census Bureau, overall state tax receipts increased by 8.1% over 2003 levels. Higher revenues, together with a renewed emphasis on fiscal discipline in many areas, have helped redress some of the budgetary imbalances that developed during the 1990s. (According to the Cato Institute, spending by states more than doubled from 1990 to 2002, a period when federal spending increased by 60%.)

States have also been aided by persistently low interest rates. During the final three months of 2004, the supply of new municipal bonds increased substantially. Most of the new debt was issued to refinance old debt at more attractive rates. (Although such refinancing can enhance the issuer’s fiscal health, an increase in supply is generally undesirable from the investor’s perspective.) The improvement in states’ fiscal condition was recognized by Standard & Poor’s. During 2004, the ratings agency upgraded the credit ratings of more states than it downgraded for the first time in five years.

8

MANAGEMENT OF THE FUNDS

The six-month performance of the Vanguard Municipal Bond Funds was consistent with the returns available in each fund’s market segment. The funds continued to invest in the market’s higher-quality securities. This longstanding strategy put the funds at a modest disadvantage in the period, as the municipal market’s lower-quality issues outperformed. Our research and experience suggest, however, that over time, a bias toward high quality is the most productive approach. During the half-year, we made modest reductions in the funds’ sensitivity to interest rate risk, providing some protection from generally rising rates.

An important reason that we have been able to take a conservative approach to fund management, yet still deliver competitive long-term returns, is the cost advantage we have long enjoyed relative to peer funds. Despite the rise in interest rates, yields remain relatively low, and even seemingly small differences in expense ratios can consume a large proportion of the return available to shareholders.

Christopher M. Ryon, PRINCIPAL
Pamela Wisehaupt Tynan, PRINCIPAL
Reid O. Smith, PRINCIPAL

VANGUARD FIXED INCOME GROUP

MAY 19, 2005

9

FUND PROFILES

As of 4/30/2005 These Profiles provide a snapshot of each fund’s characteristics, compared where indicated with both an appropriate market index and a broad market index. Key terms are defined on page 17.

TAX-EXEMPT MONEY MARKET FUND

Financial Attributes

Yield	2.7%
Average Weighted Maturity	23 days
Average Quality*	MIG-1
Expense Ratio	0.12%**

Largest State Concentrations (% of portfolio)

Texas	15%
Illinois	10
Colorado	7
Michigan	5
California	5
Georgia	4
Florida	4
Massachusetts	3
Pennsylvania	3
Washington	3

Top Ten	59%

The “Largest State Concentrations” figures exclude any fixed income futures contracts.

Distribution by Credit Quality (% of portfolio)

MIG-1/SP-1+/F-1+	83%
A-1/P-1/F-1	15
AAA	2

Total	100%

Ratings: Moody’s Investors Service, Standard & Poor’s, Fitch.

 *Moody’s Investors Service.
**Annualized.

10

SHORT-TERM TAX-EXEMPT FUND

Financial Attributes	Fund	Comparative Index*	Broad Index**

Number of Issues	423	4,345	35,001
Yield	--	--
Investor Shares	2.5%
Admiral Shares	2.6%
Yield to Maturity	2.8%†	3.0%	3.7%
Average Coupon	4.3%	5.0%	5.1%
Average Effective Maturity	1.1 years	2.8 years	6.5 years
Average Quality	AA†	AA†	AA†
Average Duration	1.0 years	2.6 years	5.2 years
Expense Ratio	--	--
Investor Shares	0.15%††
Admiral Shares	0.08%††
Short-Term Reserves	15%	--	--

Volatility Measures
	Fund	Comparative Index*	Fund	Broad Index**

R-Squared	0.93	1.00	0.74	1.00
Beta	0.36	1.00	0.14	1.00

Largest State Concentrations (% of portfolio)

California	9%
New York	8
Texas	8
Pennsylvania	5
Massachusetts	4
North Carolina	4
Colorado	4
New Jersey	3
Florida	3
Illinois	3

Top Ten	51%

The “Largest State Concentrations” figures exclude any fixed income futures contracts.

 *Lehman 3 Year Municipal Bond Index.
**Lehman Municipal Bond Index.
† Before expenses.
†† Annualized.
‡ Moody’s Investors Service.

Distribution by Credit Quality (% of portfolio)

MIG-1‡	1%
AAA	45
AA	43
A	7
BBB	1
Not Rated	3

Total	100%

Distribution by Maturity (% of portfolio)

Under 1 Year	56%
1-3 Years	38
3-5 Years	6

Total	100%

Investment Focus

Visit our website at Vanguard.com
for regularly updated fund information.

11

FUND PROFILES (CONTINUED)

LIMITED-TERM TAX-EXEMPT FUND

Financial Attributes	Fund	Comparative Index*	Broad Index**

Number of Issues	724	4,345	35,001
Yield	--	--
Investor Shares	2.9%
Admiral Shares	3.0%
Yield to Maturity	3.0%†	3.0%	3.7%
Average Coupon	4.5%	5.0%	5.1%
Average Effective Maturity	2.5 years	2.8 years	6.5 years
Average Quality	AA†	AA†nbsp;	AA†
Average Duration	2.2 years	2.6 years	5.2 years
Expense Ratio	--	--
Investor Shares	0.15%††
Admiral Shares	0.08%††
Short-Term Reserves	6%	--	--

Volatility Measures
	Fund	Comparative Index*	Fund	Broad Index**

R-Squared	0.95	1.00	0.88	1.00
Beta	0.97	1.00	0.42	1.00

Largest State Concentrations (% of portfolio)

Texas	10%
New York	8
California	6
Florida	5
Illinois	4
Ohio	4
Massachusetts	4
Pennsylvania	4
New Jersey	4
Colorado	4

Top Ten	53%

The “Largest State Concentrations” figures exclude any fixed income futures contracts.

*Lehman 3 Year Municipal Bond Index.
**Lehman Municipal Bond Index.
† Before expenses.
†† Annualized.
‡ Moody’s Investors Service.

Distribution by Credit Quality (% of portfolio)

MIG-1‡	1%
AAA	51
AA	36
A	8
BBB	4

Total	100%

Distribution by Maturity (% of portfolio)

Under 1 Year	21%
1-3 Years	41
3-5 Years	32
Over 5 Years	6

Total	100%

Investment Focus

12

INTERMEDIATE-TERM TAX-EXEMPT FUND

Financial Attributes	Fund	Comparative Index*	Broad Index**

Number of Issues	1,090	4,106	35,001
Yield	--	--
Investor Shares	3.4%
Admiral Shares	3.4%
Yield to Maturity	3.4%†	3.4%	3.7%
Average Coupon	4.6%	5.2%	5.1%
Average Effective	5.9 years	6.3 years	6.5 years
Maturity
Average Quality	AAA	AA†	AA†
Average Duration	4.8 years	5.3 years	5.2 years
Expense Ratio	--	--
Investor Shares	0.15%††
Admiral Shares	0.08%††
Short-Term Reserves	12%	--	--

Volatility Measures
	Fund	Comparative Index*	Fund	Broad Index**

R-Squared	0.97	1.00	0.97	1.00
Beta	0.87	1.00	0.89	1.00

Largest State Concentrations (% of portfolio)

California	10%
Texas	9
New York	9
Massachusetts	7
New Jersey	7
Florida	4
Illinois	4
Colorado	3
Georgia	3
Nevada	3

Top Ten	59%

The “Largest State Concentrations” figures exclude any fixed income futures contracts.

*Lehman 7 Year Municipal Bond Index.
**Lehman Municipal Bond Index.
† Before expenses.
†† Annualized.
‡ Moody’s Investors Service.

Distribution by Credit Quality (% of portfolio)

MIG-1‡+	1%
AAA	67
AA	23
A	6
BBB	3

Total	100%

Distribution by Maturity (% of portfolio)

Under 1 Year	13%
1-5 Years	26
5-10 Years	47
10-20 Years	13
20-30 Years	1

Total	100%

Investment Focus

Visit our website at Vanguard.com
for regularly updated fund information.

13

FUND PROFILES (CONTINUED)

INSURED LONG-TERM TAX-EXEMPT FUND

Financial Attributes
	Fund	Comparative Index*	Broad Index**

Number of Issues	288	6,309	35,001
Yield	--	--
Investor Shares	3.7%
Admiral Shares	3.8%
Yield to Maturity	3.6%†	3.6%	3.7%
Average Coupon	4.3%	5.1%	5.1%
Average Effective Maturity	8.9 years	7.3 years	6.5 years
Average Quality	AAA	AA†	AA†
Average Duration	6.9 years	5.9 years	5.2 years
Expense Ratio	--	--
Investor Shares	0.15%††
Admiral Shares	0.08%††
Short-Term Reserves	4%	--	--

Volatility Measures
	Fund	Comparative Index*	Fund	Broad Index**

R-Squared	0.98	1.00	0.98	1.00
Beta	1.00	1.00	1.17	1.00

Largest State Concentrations (% of portfolio)

California	11%
New Jersey	10
Illinois	8
Texas	8
New York	7
Massachusetts	6
Florida	5
Colorado	5
Pennsylvania	5
Michigan	4

Top Ten	69%

The “Largest State Concentrations” figures exclude any fixed income futures contracts.

*Lehman 10 Year Municipal Bond Index.
**Lehman Municipal Bond Index.
† Before expenses.
†† Annualized.

Distribution by Credit Quality (% of portfolio)

AAA	96%
AA	4

Total	100%

Distribution by Maturity (% of portfolio)

Under 1 Year	8%
1-5 Years	17
5-10 Years	44
10-20 Years	26
20-30 Years	3
Over 30 Years	2

Total	100%

Investment Focus

14

LONG-TERM TAX-EXEMPT FUND

Financial Attributes
	Fund	Comparative Index*	Broad Index**

Number of Issues	226	6,309	35,001
Yield	--	--
Investor Shares	3.8%
Admiral Shares	3.8%
Yield to Maturity	3.7%+	3.6%	3.7%
Average Coupon	4.4%	5.1%	5.1%
Average Effective Maturity	8.7 years	7.3 years	6.5 years
Average Quality	AAA	AA+	AA+
Average Duration	6.5 years	5.9 years	5.2 years
Expense Ratio	--	--
Investor Shares	0.15%++
Admiral Shares	0.08%++
Short-Term Reserves	7%	--	--

Volatility Measures
	Fund	Comparative Index*	Fund	Broad Index**

R-Squared	0.97	1.00	0.98	1.00
Beta	1.08	1.00	1.27	1.00

Largest State Concentrations (% of portfolio)

Texas	13%
New York	11
California	11
Illinois	6
Massachusetts	6
Georgia	5
Michigan	4
Colorado	4
New Jersey	3
Florida	3

Top Ten	66%

The “Largest State Concentrations” figures exclude any fixed income futures contracts.

*Lehman 10 Year Municipal Bond Index.
**Lehman Municipal Bond Index.
† Before expenses.
†† Annualized.

Distribution by Credit Quality (% of portfolio)

AAA	68%
AA	23
A	5
BBB	4

Total	100%

Distribution by Maturity (% of portfolio)

Under 1 Year	9%
1-5 Years	15
5-10 Years	51
10-20 Years	18
20-30 Years	6
Over 30 Years	1

Total	100%

Investment Focus

Visit our website at Vanguard.com
for regularly updated fund information.

15

FUND PROFILES (CONTINUED)

HIGH-YIELD TAX-EXEMPT FUND

Financial Attributes
	Fund	Comparative Index*	Broad Index**

Number of Issues	390	6,309	35,001
Yield	--	--
Investor Shares	4.0%
Admiral Shares	4.1%
Yield to Maturity	4.0%†	3.6%	3.7%
Average Coupon	4.5%	5.1%	5.1%
Average Effective Maturity	8.0 years	7.3 years	6.5 years
Average Quality	AA-	AA†	AA†
Average Duration	6.0 years	5.9 years	5.2 years
Expense Ratio	--	--
Investor Shares	0.15%††
Admiral Shares	0.09%††
Short-Term Reserves	6%	--	--

Volatility Measures
	Fund	Comparative Index*	Fund	Broad Index**

R-Squared	0.94	1.00	0.94	1.00
Beta	0.78	1.00	0.91	1.00

Largest State Concentrations (% of portfolio)

California	14%
New York	10
New Jersey	10
Texas	6
Massachusetts	5
Illinois	4
Pennsylvania	4
Colorado	3
Florida	3
North Carolina	3

Top Ten	62%

The“Largest State Concentrations” figures exclude any fixed income futures contracts.

*Lehman 10 Year Municipal Bond Index.
**Lehman Municipal Bond Index.
† Before expenses.
†† Annualized.

Distribution by Credit Quality (% of portfolio)

AAA	41%
AA	18
A	13
BBB	18
BB	2
B	1
Not Rated	7

Total	100%

Distribution by Maturity (% of portfolio)

Under 1 Year	12%
1-5 Years	21
5-10 Years	43
10-20 Years	21
20-30 Years	2
Over 30 Years	1

Total	100%

Investment Focus

Visit our website at Vanguard.com
for regularly updated fund information.

16

GLOSSARY OF INVESTMENT TERMS

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A snapshot of a fund’s interest income. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

17

PERFORMANCE SUMMARIES

As of 4/30/2005 All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the funds. (For performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Tax-Exempt Money Market Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yield shown for this fund reflects current earnings more closely than do the average annual returns. For bond funds, both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

TAX-EXEMPT MONEY MARKET FUND

Fiscal-Year Total Returns (%) October 31, 1994–April 30, 2005

	Tax-Exempt Money Market Fund	Average Fund*		Tax-Exempt Money Market Fund	Average Fund*
Fiscal Year	Total Return	Total Return	Fiscal Year	Total Return	Total Return

1995	3.7%	3.3%	2001	3.2%	2.6%
1996	3.4	3.0	2002	1.5	0.9
1997	3.5	3.0	2003	1.0	0.5
1998	3.4	3.0	2004	1.0	0.5
1999	3.1	2.6	2005**	0.9	0.6
2000	3.9	3.4

			SEC 7-Day Annualized Yield (4/30/2005) :2.65%

*Average Tax-Exempt Money Market Fund; derived data provided by Lipper Inc. **Six months ended April 30, 2005. Note: See Financial Highlights table on page 28 for dividend information.

Average Annual Total Returns for periods ended March 31, 2005

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total

Tax-Exempt Money Market Fund	6/10/1980	1.36%	1.95%	0.00%	2.69%	2.69%

18

SHORT-TERM TAX-EXEMPT FUND

Fiscal-Year Total Returns (%) October 31, 1994–April 30, 2005

	Short-Term Tax-Exempt Fund Investor Shares			Lehman*		Short-Term Tax-Exempt Fund Investor Shares			Lehman*
Fiscal Year	Capital Return	Income Return	Total Return	Total Return	Fiscal Year	Capital Return	Income Return	Total Return	Total Return

1995	1.2%	4.1%	5.3%	8.0%	2001	1.5	4.2%	5.7%	8.7%
1996	-0.1	4.0	3.9	4.5	2002	-0.1	2.9	2.8	4.8
1997	0.0	4.0	4.0	5.5	2003	0.3	2.0	2.3	3.9
1998	0.5	4.0	4.5	5.7	2004	-0.6	1.8	1.2	2.2
1999	-1.0	3.7	2.7	2.2	2005	-0.7	1.0	0.3	-0.3
2000	0.1	4.1	4.2	4.9

*Lehman 3 Year Municipal Bond Index. **Six months ended April 30, 2005. Note: See Financial Highlights tables on page 29 for dividend and capital gains information.

	Limited-Term Tax-Exempt Fund Investor Shares			Lehman*		Limited-Term Tax-Exempt Fund Investor Shares			Lehman*
Fiscal Year	Capital Return	Income Return	Total Return	Total Return	Fiscal Year	Capital Return	Income Return	Total Return	Total Return

1995	2.5%	4.7%	7.2%	8.0%	2001	3.3%	4.6%	7.9%	8.7%
1996	-0.2	4.6	4.4	4.5	2002	0.1	3.9	4.0	4.8
1997	0.5	4.5	5.0	5.5	2003	0.7	3.3	4.0	3.9
1998	1.0	4.4	5.4	5.7	2004	-1.1	2.9	1.8	2.2
1999	-2.4	4.2	1.8	2.2	2005	-1.5	1.5	0.0	-0.3
2000	0.5	4.5	5.0	4.9

*Lehman 3 Year Municipal Bond Index. **Six months ended April 30, 2005. Note: See Financial Highlights tables on page 30 for dividend and capital gains information.

Average Annual Total Returns for periods ended March 31, 2005

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total

Short-Term Tax-Exempt Fund
Investor Shares	9/1/1977	0.65%	2.98%	0.06%	3.39%	3.45%
Admiral Shares	2/12/2001	0.71	2.43*	--	--	--

Limited-Term Tax-Exempt Fund
Investor Shares	8/31/1987	0.06%	4.15%	0.20%	4.09%	4.29%
Admiral Shares	2/12/2001	0.11	3.34*	--	--	--

*Return since inception

19

PERFORMANCE SUMMARIES (CONTINUED)

INTERMEDIATE-TERM TAX-EXEMPT FUND

Fiscal-Year Total Returns (%) October 31, 1994–April 30, 2005

	Intermediate-Term Tax-Exempt Fund Investor Shares			Lehman*		Intermediate-Term Tax-Exempt Fund Investor Shares			Lehman*
Fiscal Year	Capital Return	Income Return	Total Return	Total Return	Fiscal Year	Capital Return	Income Return	Total Return	Total Return

1995	6.3%	5.8%	12.1%	12.4%	2001	4.3%	5.1%	9.4%	9.9%
1996	-0.3	5.2	4.9	4.7	2002	-0.2	4.6	4.4	6.3
1997	1.3	5.3	6.6	7.4	2003	0.5	4.2	4.7	5.8
1998	1.7	5.1	6.8	7.4	2004	0.7	4.1	4.8	4.6
1999	-5.2	4.8	-0.4	0.0	2005	-1.3	2.0	0.7	0.8
2000	2.0	5.3	7.3	6.8

*Lehman 7 Year Municipal Bond Index. **Six months ended April 30, 2005. Note: See Financial Highlights tables on page 31 for dividend and capital gains information.

INSURED LONG-TERM TAX-EXEMPT FUND

Fiscal-Year Total Returns (%) October 31, 1994–April 30, 2005

	Insured Long-Term Tax-Exempt Fund Investor Shares			Lehman*		Insured Long-Term Tax-Exempt Fund Investor Shares			Lehman*
Fiscal Year	Capital Return	Income Return	Total Return	Total Return	Fiscal Year	Capital Return	Income Return	Total Return	Total Return

1995	9.5%	6.4%	15.9%	14.8%	2001	5.6%	5.4%	11.0%	10.2%
1996	0.7	5.6	6.3	5.0	2002	0.9	4.8	5.7	6.2
1997	1.9	5.7	7.6	8.7	2003	1.0	4.6	5.6	4.9
1998	2.4	5.5	7.9	8.3	2004	1.0	4.8	5.8	6.3
1999	-7.7	5.0	-2.7	-1.2	2005	-0.8	2.3	1.5	1.3
2000	3.8	5.9	9.7	8.2

*Lehman 10 Year Municipal Bond Index. **Six months ended April 30, 2005. Note: See Financial Highlights tables on page 32 for dividend and capital gains information.

Average Annual Total Returns for periods ended March 31, 2005

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and
Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total

Intermediate-Term Tax-Exempt Fund
Investor Shares	9/1/1977	1.27%	5.42%	0.49%	4.84%	5.33%
Admiral Shares	2/12/2001	1.33	4.40*	--	--	--

Insured Long-Term Tax-Exempt Fund
Investor Shares	9/30/1984	2.04%	6.54%	0.95%	5.23%	6.18%
Admiral Shares	2/12/2001	2.09	5.33*	--	--	--

*Return since inception

20

LONG-TERM TAX-EXEMPT FUND

Fiscal-Year Total Returns (%) October 31, 1994–April 30, 2005

	Long-Term Tax-Exempt Fund Investor Shares			Lehman*		Long-Term Tax-Exempt Fund Investor Shares			Lehman*
Fiscal Year	Capital Return	Income Return	Total Return	Total Return	Fiscal Year	Capital Return	Income Return	Total Return	Total Return

1995	9.5%	6.5%	16.0%	14.8%	2001	6.1%	5.4%	11.5%	10.2%
1996	1.1	5.6	6.7	5.0	2002	0.1	4.9	5.0	6.2
1997	2.6	5.6	8.2	8.7	2003	0.7	4.7	5.4	4.9
1998	2.4	5.4	7.8	8.3	2004	1.4	4.7	6.1	6.3
1999	-8.3	4.8	-3.5	-1.2	2005	-1.0	2.2	1.2	1.3
2000	3.8	5.8	9.6	8.2

*Lehman 10 Year Municipal Bond Index. **Six months ended April 30, 2005. Note: See Financial Highlights tables on page 33 for dividend and capital gains information.

HIGH-YIELD TAX-EXEMPT FUND

Fiscal-Year Total Returns (%) October 31, 1994–April 30, 2005

	High-Yield Tax-Exempt Fund Investor Shares			Lehman*		High-Yield Tax-Exempt Fund Investor Shares			Lehman*
Fiscal Year	Capital Return	Income Return	Total Return	Total Return	Fiscal Year	Capital Return	Income Return	Total Return	Total Return

1995	9.0%	6.8%	15.8%	14.8%	2001	4.0%	5.8%	9.8%	10.2%
1996	0.3	5.7	6.0	5.0	2002	-1.7	5.4	3.7	6.2
1997	2.5	5.9	8.4	8.7	2003	1.4	5.1	6.5	4.9
1998	2.6	5.6	8.2	8.3	2004	1.6	4.9	6.5	6.3
1999	-7.8	5.0	-2.8	-1.2	2005	-0.3	2.3	2.0	1.3
2000	1.8	6.0	7.8	8.2

*Lehman 10 Year Municipal Bond Index. **Six months ended April 30, 2005. Note: See Financial Highlights tables on page 34 for dividend and capital gains information.

Average Annual Total Returns for periods ended March 31, 2005

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total

Long-Term Tax-Exempt Fund
Investor Shares	9/1/1977	2.03%	6.53%	0.99%	5.23%	6.22%
Admiral Shares	2/12/2001	2.08	5.26*	--	--	--

High-Yield Tax-Exempt Fund
Investor Shares	12/27/1978	3.40%	6.36%	0.53%	5.50%	6.03%
Admiral Shares	11/12/2001	3.46	4.87*	--	--	--

*Return since inception

21

FINANCIAL STATEMENTS (UNAUDITED)

As of 4/30/2005 The Statement of Net Assets—an integral part of the Financial Statements for each of the Vanguard Municipal Bond Funds—is included as an insert to this report.

STATEMENT OF OPERATIONS

This Statement shows interest income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as tax-exempt income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period. For money market funds, Realized Net Gain (Loss) should always be minimal, and Unrealized Appreciation (Depreciation) should be zero.

	Tax-Exempt Money Market Fund	Short-Term Tax-Exempt Fund	Limited-Term Tax-Exempt Fund	Intermediate- Term Tax- Exempt Fund
	Six Months Ended April 30, 2005
	(000)	(000)	(000)	(000)

INVESTMENT INCOME
Income
Interest	$146,817	$49,334	$105,940	$253,531

Total Income	146,817	49,334	105,940	253,531

Expenses
The Vanguard Group--Note B
Investment Advisory Services	851	257	387	678
Management and Administrative
Investor Shares	7,018	1,242	2,018	4,102
Admiral Shares	--	618	922	1,515
Marketing and Distribution
Investor Shares	1,369	198	318	523
Admiral Shares	--	218	286	327
Custodian Fees	48	18	25	42
Shareholders' Reports
Investor Shares	112	25	40	98
Admiral Shares	--	3	5	10
Trustees' Fees and Expenses	12	4	5	10

Total Expenses	9,410	2,583	4,006	7,305
Expenses Paid Indirectly--Note C	--	(27)	(47)	(117)

Net Expenses	9,410	2,556	3,959	7,188

NET INVESTMENT INCOME	137,407	46,778	101,981	246,343

REALIZED NET GAIN (LOSS)
Investment Securities Sold	(754)	(999)	(1,156)	17,001
Futures Contracts	--	--	(1,655)	(16,262)

REALIZED NET GAIN (LOSS)	(754)	(999)	(2,811)	739

CHANGE IN UNREALIZED APPRECIATION
(DEPRECIATION)
Investment Securities	--	(31,393)	(101,794)	(163,044)
Futures Contracts	--	--	(780)	(3,394)

CHANGE IN UNREALIZED APPRECIATION
(DEPRECIATION)	--	(31,393)	(102,574)	(166,438)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$136,653	$14,386	($3,404)	$80,644

22

	Insured Long-Term Tax-Exempt Fund	Long-Term Tax-Exempt Fund	High-Yield Tax-Exempt Fund
	Six Months Ended April 30, 2005
	(000)	(000)	(000)

INVESTMENT INCOME
Income
Interest	$68,473	$44,847	$105,049

Total Income	68,473	44,847	105,049

Expenses
The Vanguard Group--Note B
Investment Advisory Services	166	109	249
Management and Administrative
Investor Shares	1,127	657	1,651
Admiral Shares	329	247	514
Marketing and Distribution
Investor Shares	120	81	203
Admiral Shares	58	51	101
Custodian Fees	11	8	17
Shareholders' Reports
Investor Shares	31	20	48
Admiral Shares	3	2	4
Trustees' Fees and Expenses	2	2	4

Total Expenses	1,847	1,177	2,791
Expenses Paid Indirectly--Note C	(87)	(25)	(141)

Net Expenses	1,760	1,152	2,650

NET INVESTMENT INCOME	66,713	43,695	102,399

REALIZED NET GAIN (LOSS)
Investment Securities Sold	10,945	16,456	8,701
Futures Contracts	(6,099)	(5,488)	(8,295)

REALIZED NET GAIN (LOSS)	4,846	10,968	406

CHANGE IN UNREALIZED APPRECIATION
(DEPRECIATION)
Investment Securities	(27,907)	(30,407)	(8,482)
Futures Contracts	(742)	(1,550)	(3,985)

CHANGE IN UNREALIZED APPRECIATION
(DEPRECIATION)	(28,649)	(31,957)	(12,467)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$42,910	$22,706	$90,338

23

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund’s total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. Because the fund distributes its income to shareholders each day, the amounts of Distributions—Net Investment Income generally equal the net income earned as shown under the Operations section. The amounts of Distributions—Realized Capital Gain may not match the capital gains shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

	Tax-Exempt Money Market Fund		Short-Term Tax-Exempt Fund
	Six Months Ended Apr. 30, 2005 (000)	Year Ended Oct. 31, 2004 (000)	Six Months Ended Apr. 30, 2005 (000)	Year Ended Oct. 31, 2004 (000)

INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$137,407	$140,585	$46,778	$85,653
Realized Net Gain (Loss)	(754)	528	(999)	(59)
Change in Unrealized Appreciation (Depreciation)	--	--	(31,393)	(28,599)

Net Increase (Decrease) in Net Assets
Resulting from Operations	136,653	141,113	14,386	56,995

Distributions
Net Investment Income
Investor Shares	(137,407)	(140,585)	(21,880)	(40,680)
Admiral Shares	--	--	(24,898)	(44,973)
Realized Capital Gain
Investor Shares	--	--	--	--
Admiral Shares	--	--	--	--

Total Distributions	(137,407)	(140,585)	(46,778)	(85,653)

Capital Share Transactions--Note F
Investor Shares	1,087,958	2,501,557	(108,668)	68,015
Admiral Shares	--	--	(133,657)	19,051

Net Increase (Decrease) from
Capital Share Transactions	1,087,958	2,501,557	(242,325)	87,066

Total Increase (Decrease)	1,087,204	2,502,085	(274,717)	58,408

Net Assets
Beginning of Period	14,936,446	12,434,361	4,630,610	4,572,202

End of Period	$16,023,650	$14,936,446	$4,355,893	$4,630,610

24

	Limited-Term Tax-Exempt Fund		Intermediate-Term Tax-Exempt Fund
	Six Months Ended Apr. 30, 2005 (000)	Year Ended Oct. 31, 2004 (000)	Six Months Ended Apr. 30, 2005 (000)	Year Ended Oct. 31, 2004 (000)

INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$101,981	$197,487	$246,343	$480,819
Realized Net Gain (Loss)	(2,811)	(2,262)	739	21,565
Change in Unrealized Appreciation (Depreciation)	(102,574)	(68,848)	(166,438)	45,751

Net Increase (Decrease) in Net Assets
Resulting from Operations	(3,404)	126,377	80,644	548,135

Distributions
Net Investment Income
Investor Shares	(50,923)	(98,009)	(139,266)	(278,390)
Admiral Shares	(51,058)	(99,478)	(107,077)	(202,429)
Realized Capital Gain
Investor Shares	--	--	--	--
Admiral Shares	--	--	--	--

Total Distributions	(101,981)	(197,487)	(246,343)	(480,819)

Capital Share Transactions--Note F
Investor Shares	(93,927)	441,039	201,622	(100,799)
Admiral Shares	100,671	144,114	240,321	360,747

Net Increase (Decrease) from
Capital Share Transactions	6,744	585,153	441,943	259,948

Total Increase (Decrease)	(98,641)	514,043	276,244	327,264

Net Assets
Beginning of Period	6,948,418	6,434,375	12,003,043	11,675,779

End of Period	$6,849,777	$6,948,418	$12,279,287	$12,003,043

25

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

	Insured Long-Term Tax-Exempt Fund		Long-Term Tax-Exempt Fund
	Six Months Ended Apr. 30, 2005 (000)	Year Ended Oct. 31, 2004 (000)	Six Months Ended Apr. 30, 2005 (000)	Year Ended Oct. 31, 2004 (000)

INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$66,713	$135,179	$43,695	$88,917
Realized Net Gain (Loss)	4,846	3,292	10,968	2,911
Change in Unrealized Appreciation (Depreciation)	(28,649)	27,005	(31,957)	20,898

Net Increase (Decrease) in Net Assets
Resulting from Operations	42,910	165,476	22,706	112,726

Distributions
Net Investment Income
Investor Shares	(42,102)	(87,233)	(24,745)	(51,125)
Admiral Shares	(24,611)	(47,946)	(18,950)	(37,792)
Realized Capital Gain*
Investor Shares	(2,757)	(18,393)	--	--
Admiral Shares	(1,571)	(9,641)	--	--

Total Distributions	(71,041)	(163,213)	(43,695)	(88,917)

Capital Share Transactions--Note F
Investor Shares	13,557	(34,569)	(6,416)	(23,587)
Admiral Shares	44,763	67,740	56,951	14,845

Net Increase (Decrease) from
Capital Share Transactions	58,320	33,171	50,535	(8,742)

Total Increase (Decrease)	30,189	35,434	29,546	15,067

Net Assets
Beginning of Period	2,955,998	2,920,564	1,944,981	1,929,914

End of Period	$2,986,187	$2,955,998	$1,974,527	$1,944,981

*Includes fiscal 2005 and 2004 short-term gain distributions by the Insured Long-Term Tax-Exempt Fund totaling $0 and $6,963,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

26

	High-Yield Tax-Exempt Fund
	Six Months Ended Apr. 30, 2005 (000)	Year Ended Oct. 31, 2004 (000)

INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$102,399	$198,522
Realized Net Gain (Loss)	406	(451)
Change in Unrealized Appreciation (Depreciation)	(12,467)	63,092

Net Increase (Decrease) in Net Assets Resulting from Operations	90,338	261,163

Distributions
Net Investment Income
Investor Shares	(63,194)	(124,993)
Admiral Shares	(39,205)	(73,529)
Realized Capital Gain
Investor Shares	--	--
Admiral Shares	--	--

Total Distributions	(102,399)	(198,522)

Capital Share Transactions--Note F
Investor Shares	102,645	83,419
Admiral Shares	128,839	179,741

Net Increase (Decrease) from Capital Share Transactions	231,484	263,160

Total Increase (Decrease)	219,423	325,801

Net Assets
Beginning of Period	4,379,553	4,053,752

End of Period	$4,598,976	$4,379,553

27

FINANCIAL HIGHLIGHTS

This table summarizes each fund’s investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund’s net income and total returns from year to year; the relative contributions of net income and capital gains to the fund’s total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year. Money market funds are not required to report a Portfolio Turnover Rate.

Tax-Exempt Money Market Fund

	Six Months Ended	Year Ended October 31,
For a Share Outstanding Throughout Each Period	Apr. 30, 2005	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations
Net Investment Income	.009	.010	.010	.015	.031	.038
Net Realized and Unrealized Gain (Loss) on Investments	--	--	--	--	--	--

Total from Investment Operations	.009	.010	.010	.015	.031	.038

Distributions
Dividends from Net Investment Income	(.009)	(.010)	(.010)	(.015)	(.031)	(.038)
Distributions from Realized Capital Gains	--	--	--	--	--	--

Total Distributions	(.009)	(.010)	(.010)	(.015)	(.031)	(.038)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.89%	1.03%	0.99%	1.46%	3.15%	3.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,024	$14,936	$12,434	$10,864	$9,128	$8,214
Ratio of Total Expenses to Average Net Assets	0.12%*	0.13%	0.17%	0.17%	0.18%	0.18%
Ratio of Net Investment Income to Average Net Assets	1.79%*	1.03%	0.97%	1.45%	3.08%	3.84%

*Annualized

28

Short-Term Tax-Exempt Fund Investor Shares

	Six Months Ended	Year Ended October 31,
For a Share Outstanding Throughout Each Period	Apr. 30, 2005	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$15.67	$15.77	$15.73	$15.74	$15.50	$15.48

Investment Operations
Net Investment Income	.159	.292	.317	.449	.628	.623
Net Realized and Unrealized Gain (Loss) on Investments	(.110)	(.100)	.040	(.010)	.240	.020

Total from Investment Operations	.049	.192	.357	.439	.868	.643

Distributions
Dividends from Net Investment Income	(.159)	(.292)	(.317)	(.449)	(.628)	(.623)
Distributions from Realized Capital Gains	--	--	--	--	--	--

Total Distributions	(.159)	(.292)	(.317)	(.449)	(.628)	(.623)

Net Asset Value, End of Period	$15.56	$15.67	$15.77	$15.73	$15.74	$15.50

Total Return	0.32%	1.23%	2.28%	2.83%	5.70%	4.24%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,074	$2,198	$2,144	$1,943	$1,318	$2,004
Ratio of Total Expenses to Average Net Assets	0.15%*	0.14%	0.17%	0.17%	0.19%	0.18%
Ratio of Net Investment Income to Average Net Assets	2.05%*	1.86%	2.01%	2.80%	4.04%	4.03%
Portfolio Turnover Rate	27%*	10%	25%	53%	47%	45%

*Annualized

Short-Term Tax-Exempt Fund Admiral Shares

	Six Months Ended	Year Ended October 31,			Feb. 12* to
For a Share Outstanding Throughout Each Period	Apr. 30, 2005	2004	2003	2002	Oct. 31, 2001

Net Asset Value, Beginning of Period	$15.67	$15.77	$15.73	$15.74	$15.66

Investment Operations
Net Investment Income	.164	.300	.327	.457	.448
Net Realized and Unrealized Gain (Loss) on Investments	(.110)	(.100)	.040	(.010)	.080

Total from Investment Operations	.054	.200	.367	.447	.528

Distributions
Dividends from Net Investment Income	(.164)	(.300)	(.327)	(.457)	(.448)
Distributions from Realized Capital Gains	--	--	--	--	--

Total Distributions	(.164)	(.300)	(.327)	(.457)	(.448)

Net Asset Value, End of Period	$15.56	$15.67	$15.77	$15.73	$15.74

Total Return	0.35%	1.28%	2.35%	2.88%	3.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,282	$2,433	$2,428	$1,601	$1,055
Ratio of Total Expenses to Average Net Assets	0.08%**	0.09%	0.11%	0.12%	0.13%**
Ratio of Net Investment Income to Average Net Assets	2.12%**	1.91%	2.05%	2.86%	3.96%**
Portfolio Turnover Rate	27%**	10%	25%	53%	47%

*Inception **Annualized

29

FINANCIAL HIGHLIGHTS (CONTINUED)

Limited-Term Tax-Exempt Fund Investor Shares

	Six Months Ended	Year Ended October 31,
For a Share Outstanding Throughout Each Period	Apr. 30, 2005	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$10.96	$11.08	$11.00	$10.99	$10.64	$10.59

Investment Operations
Net Investment Income	.159	.318	.355	.425	.474	.470
Net Realized and Unrealized Gain (Loss) on Investments	(.160)	(.120)	.080	.010	.350	.050

Total from Investment Operations	(.001)	.198	.435	.435	.824	.520

Distributions
Dividends from Net Investment Income	(.159)	(.318)	(.355)	(.425)	(.474)	(.470)
Distributions from Realized Capital Gains	--	--	--	--	--	--

Total Distributions	(.159)	(.318)	(.355)	(.425)	(.474)	(.470)

Net Asset Value, End of Period	$10.80	$10.96	$11.08	$11.00	$10.99	$10.64

Total Return	-0.01%	1.82%	4.00%	4.05%	7.89%	5.04%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,405	$3,553	$3,148	$2,645	$2,130	$2,775
Ratio of Total Expenses to Average Net Assets	0.15%*	0.14%	0.17%	0.17%	0.19%	0.18%
Ratio of Net Investment Income to Average Net Assets	3.00%*	2.89%	3.19%	3.84%	4.40%	4.45%
Portfolio Turnover Rate	12%*	8%	13%	17%	19%	32%

*Annualized

Limited-Term Tax-Exempt Fund Admiral Shares

	Six Months Ended	Year Ended October 31,			Feb. 12* to
For a Share Outstanding Throughout Each Period	Apr. 30, 2005	2004	2003	2002	Oct. 31, 2001

Net Asset Value, Beginning of Period	$10.96	$11.08	$11.00	$10.99	$10.87

Investment Operations
Net Investment Income	.163	.324	.362	.431	.342
Net Realized and Unrealized Gain (Loss) on Investments	(.160)	(.120)	.080	.010	.120

Total from Investment Operations	.003	.204	.442	.441	.462

Distributions
Dividends from Net Investment Income	(.163)	(.324)	(.362)	(.431)	(.342)
Distributions from Realized Capital Gains	--	--	--	--	--

Total Distributions	(.163)	(.324)	(.362)	(.431)	(.342)

Net Asset Value, End of Period	$10.80	$10.96	$11.08	$11.00	$10.99

Total Return	0.03%	1.87%	4.06%	4.10%	4.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,445	$3,395	$3,286	$2,484	$1,572
Ratio of Total Expenses to Average Net Assets	0.08%**	0.09%	0.11%	0.12%	0.13%**
Ratio of Net Investment Income to Average Net Assets	3.07%**	2.95%	3.25%	3.88%	4.42%**
Portfolio Turnover Rate	12%**	8%	13%	17%	19%

*Inception **Annualized

30

Intermediate-Term Tax-Exempt Fund Investor Shares

	Six Months Ended	Year Ended October 31,
For a Share Outstanding Throughout Each Period	Apr. 30, 2005	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$13.67	$13.58	$13.55	$13.61	$13.05	$12.79

Investment Operations
Net Investment Income	.273	.551	.563	.605	.637	.646
Net Realized and Unrealized Gain (Loss) on Investments	(.180)	.090	.070	(.029)	.560	.260

Total from Investment Operations	.093	.641	.633	.576	1.197	.906

Distributions
Dividends from Net Investment Income	(.273)	(.551)	(.563)	(.605)	(.637)	(.646)
Distributions from Realized Capital Gains	--	--	(.040)	(.031)	--	--

Total Distributions	(.273)	(.551)	(.603)	(.636)	(.637)	(.646)

Net Asset Value, End of Period	$13.49	$13.67	$13.58	$13.55	$13.61	$13.05

Total Return	0.69%	4.82%	4.74%	4.36%	9.36%	7.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,965	$6,858	$6,922	$7,215	$6,944	$8,553
Ratio of Total Expenses to Average Net Assets	0.15%*	0.14%	0.17%	0.17%	0.19%	0.18%
Ratio of Net Investment Income to Average Net Assets	4.06%*	4.05%	4.13%	4.48%	4.77%	5.03%
Portfolio Turnover Rate	14%*	10%	19%	13%	13%	17%

*Annualized

Intermediate-Term Tax-Exempt Fund Admiral Shares

	Six Months Ended	Year Ended October 31,			Feb. 12* to
For a Share Outstanding Throughout Each Period	Apr. 30, 2005	2004	2003	2002	Oct. 31, 2001

Net Asset Value, Beginning of Period	$13.67	$13.58	$13.55	$13.61	$13.44

Investment Operations
Net Investment Income	.277	.559	.571	.612	.458
Net Realized and Unrealized Gain (Loss) on Investments	(.180)	.090	.070	(.029)	.170

Total from Investment Operations	.097	.649	.641	.583	.628

Distributions
Dividends from Net Investment Income	(.277)	(.559)	(.571)	(.612)	(.458)
Distributions from Realized Capital Gains	--	--	(.040)	(.031)	--

Total Distributions	(.277)	(.559)	(.611)	(.643)	(.458)

Net Asset Value, End of Period	$13.49	$13.67	$13.58	$13.55	$13.61

Total Return	0.73%	4.88%	4.81%	4.41%	4.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,314	$5,145	$4,754	$4,498	$3,494
Ratio of Total Expenses to Average Net Assets	0.08%**	0.09%	0.11%	0.12%	0.14%**
Ratio of Net Investment Income to Average Net Assets	4.13%**	4.11%	4.19%	4.53%	4.74%**
Portfolio Turnover Rate	14%**	10%	19%	13%	13%

*Inception
**Annualized

31

FINANCIAL HIGHLIGHTS (CONTINUED)

Insured Long-Term Tax-Exempt Fund Investor Shares

	Six Months Ended	Year Ended October 31,
For a Share Outstanding Throughout Each Period	Apr. 30, 2005	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$12.90	$12.89	$12.85	$12.82	$12.14	$11.69

Investment Operations
Net Investment Income	.287	.587	.580	.597	.628	.649
Net Realized and Unrealized Gain (Loss) on Investments	(.101)	.134	.123	.110	.680	.450

Total from Investment Operations	.186	.721	.703	.707	1.308	1.099

Distributions
Dividends from Net Investment Income	(.287)	(.587)	(.580)	(.597)	(.628)	(.649)
Distributions from Realized Capital Gains	(.019)	(.124)	(.083)	(.080)	--	--

Total Distributions	(.306)	(.711)	(.663)	(.677)	(.628)	(.649)

Net Asset Value, End of Period	$12.78	$12.90	$12.89	$12.85	$12.82	$12.14

Total Return	1.47%	5.76%	5.58%	5.74%	10.99%	9.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,875	$1,880	$1,912	$1,951	$1,940	$2,300
Ratio of Total Expenses to Average Net Assets	0.15%*	0.15%	0.17%	0.18%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	4.53%*	4.50%	4.57%	4.72%	5.00%	5.48%
Portfolio Turnover Rate	18%*	18%	17%	20%	21%	34%

*Annualized

Insured Long-Term Tax-Exempt Fund Admiral Shares

	Six Months Ended	Year Ended October 31,			Feb. 12* to
For a Share Outstanding Throughout Each Period	Apr. 30, 2005	2004	2003	2002	Oct. 31, 2001

Net Asset Value, Beginning of Period	$12.90	$12.89	$12.85	$12.82	$12.64

Investment Operations
Net Investment Income	.291	.594	.587	.604	.452
Net Realized and Unrealized Gain (Loss) on Investments	(.101)	.134	.123	.110	.180

Total from Investment Operations	.190	.728	.710	.714	.632

Distributions
Dividends from Net Investment Income	(.291)	(.594)	(.587)	(.604)	(.452)
Distributions from Realized Capital Gains	(.019)	(.124)	(.083)	(.080)	--

Total Distributions	(.310)	(.718)	(.670)	(.684)	(.452)

Net Asset Value, End of Period	$12.78	$12.90	$12.89	$12.85	$12.82

Total Return	1.50%	5.82%	5.64%	5.80%	5.11%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,111	$1,076	$1,008	$959	$844
Ratio of Total Expenses to Average Net Assets	0.08%**	0.09%	0.11%	0.12%	0.14%**
Ratio of Net Investment Income to Average Net Assets	4.59%**	4.56%	4.63%	4.77%	4.98%**
Portfolio Turnover Rate	18%**	18%	17%	20%	21%

*Inception **Annualized

32

Long-Term Tax-Exempt Fund Investor Shares

	Six Months Ended	Year Ended October 31,
For a Share Outstanding Throughout Each Period	Apr. 30, 2005	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$11.55	$11.39	$11.36	$11.38	$10.73	$10.34

Investment Operations
Net Investment Income	.255	.522	.525	.539	.561	.
Net Realized and Unrealized Gain (Loss) on Investments	(.120)	.160	.082	.010	.650	.

Total from Investment Operations	.135	.682	.607	.549	1.211	.

Distributions
Dividends from Net Investment Income	(.255)	(.522)	(.525)	(.539)	(.561)	(.
Distributions from Realized Capital Gains	--	--	(.052)	(.030)	--

Total Distributions	(.255)	(.522)	(.577)	(.569)	(.561)	(.

Net Asset Value, End of Period	$11.43	$11.55	$11.39	$11.36	$11.38	$10.73

Total Return	1.19%	6.14%	5.43%	5.00%	11.52%	9.58%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,104	$1,122	$1,131	$1,249	$1,264	$1,649
Ratio of Total Expenses to Average Net Assets	0.15%*	0.15%	0.17%	0.17%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	4.49%*	4.57%	4.59%	4.80%	5.07%	5.46%
Portfolio Turnover Rate	24%*	11%	11%	15%	16%	25%

*Annualized

Long-Term Tax-Exempt Fund Admiral Shares

	Six Months Ended	Year Ended October 31,			Feb. 12* to
For a Share Outstanding Throughout Each Period	Apr. 30, 2005	2004	2003	2002	Oct. 31, 2001

Net Asset Value, Beginning of Period	$11.55	$11.39	$11.36	$11.38	$11.18
Investment Operations
Net Investment Income	.258	.528	.532	.545	.403
Net Realized and Unrealized Gain (Loss) on Investments	(.120)	.160	.082	.010	.200

Total from Investment Operations	.138	.688	.614	.555	.603

Distributions
Dividends from Net Investment Income	(.258)	(.528)	(.532)	(.545)	(.403)
Distributions from Realized Capital Gains	--	--	(.052)	(.030)	--

Total Distributions	(.258)	(.528)	(.584)	(.575)	(.403)

Net Asset Value, End of Period	$11.43	$11.55	$11.39	$11.36	$11.38

Total Return	1.22%	6.19%	5.50%	5.06%	5.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$871	$823	$799	$825	$715
Ratio of Total Expenses to Average Net Assets	0.08%**	0.09%	0.11%	0.12%	0.13%**
Ratio of Net Investment Income to Average Net Assets	4.55%**	4.62%	4.65%	4.85%	5.02%**
Portfolio Turnover Rate	24%**	11%	11%	15%	16%

*Inception **Annualized

33

FINANCIAL HIGHLIGHTS (CONTINUED)

High-Yield Tax-Exempt Fund Investor Shares

	Six Months Ended	Year Ended October 31,
For a Share Outstanding Throughout Each Period	Apr. 30, 2005	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$10.86	$10.69	$10.54	$10.72	$10.31	$10.13

Investment Operations
Net Investment Income	.246	.506	.526	.563	.576	.582
Net Realized and Unrealized Gain (Loss) on Investments	(.030)	.170	.150	(.180)	.410	.180
Total from Investment Operations	.216	.676	.676	.383	.986	.762

Distributions
Dividends from Net Investment Income	(.246)	(.506)	(.526)	(.563)	(.576)	(.582)
Distributions from Realized Capital Gains	--	--	--	--	--	--

Total Distributions	(.246)	(.506)	(.526)	(.563)	(.576)	(.582)

Net Asset Value, End of Period	$10.83	$10.86	$10.69	$10.54	$10.72	$10.31

Total Return	2.01%	6.48%	6.55%	3.67%	9.77%	7.79%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,823	$2,728	$2,605	$2,670	$3,627	$3,033
Ratio of Total Expenses to Average Net Assets	0.15%*	0.15%	0.17%	0.17%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	4.59%*	4.71%	4.94%	5.30%	5.43%	5.74%
Portfolio Turnover Rate	21%*	24%	17%	18%	18%	32%

*Annualized

High-Yield Tax-Exempt Fund Admiral Shares

	Six Months Ended	Year Ended Oct. 31,		Nov.12, 2001* to Oct. 31,
For a Share Outstanding Throughout Each Period	Apr. 30, 2005	2004	2003	2002

Net Asset Value, Beginning of Period	$10.86	$10.69	$10.54	$10.78

Investment Operations
Net Investment Income	.249	.512	.533	.549
Net Realized and Unrealized Gain (Loss) on Investments	(.030)	.170	.150	(.240)

Total from Investment Operations	.219	.682	.683	.309

Distributions
Dividends from Net Investment Income	(.249)	(.512)	(.533)	(.549)
Distributions from Realized Capital Gains	--	--	--	--

Total Distributions	(.249)	(.512)	(.533)	(.549)

Net Asset Value, End of Period	$10.83	$10.86	$10.69	$10.54

Total Return	2.05%	6.54%	6.61%	2.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,776	$1,652	$1,449	$1,275
Ratio of Total Expenses to Average Net Assets	0.09%**	0.10%	0.11%	0.12%**
Ratio of Net Investment Income to Average Net Assets	4.65%**	4.76%	5.00%	5.35%**
Portfolio Turnover Rate	21%**	24%	17%	18%

*Inception
**Annualized

34

NOTES TO FINANCIAL STATEMENTS

Vanguard Municipal Bond Funds comprise the Tax-Exempt Money Market, Short-Term Tax-Exempt, Limited-Term Tax-Exempt, Intermediate-Term Tax-Exempt, Insured Long-Term Tax-Exempt, Long-Term Tax-Exempt, and High-Yield Tax-Exempt Funds, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Each fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. Each fund, except the Tax-Exempt Money Market Fund, offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the funds’ minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. The Tax-Exempt Money Market Fund offers only Investor Shares.

A.      The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

1.     Security Valuation: Tax-Exempt Money Market Fund: Investment securities are valued at amortized cost, which approximates market value. Other funds: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the funds’ pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2.     Futures Contracts: Each fund, except the Tax-Exempt Money Market Fund, may use Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest-rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The funds may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The funds may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the funds and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3.     Federal Income Taxes: Each fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4.     Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5.     Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

35

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.      The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2005, the funds had contributed capital to Vanguard (included in Other Assets) of:

Tax-Exempt Fund	Capital Contribution to Vanguard (000)	Percentage of Fund Net Assets	Percentage of Vanguard's Capitalization

Money Market	$2,081	0.01%	2.08%
Short-Term	574	0.01	0.57
Limited-Term	891	0.01	0.89
Intermediate-Term	1,573	0.01	1.57
Insured Long-Term	380	0.01	0.38
Long-Term	251	0.01	0.25
High-Yield	584	0.01	0.58

The funds’ trustees and officers are also directors and officers of Vanguard.

C.      The funds’ investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the funds part of the underwriting fees generated. Such rebates or credits are used solely to reduce the funds’ management and administrative expenses. For the six months ended April 30, 2005, these arrangements reduced expenses by:

Tax-Exempt Fund	Expense Reduction (000)	Total Expense Reduction as a Percentage of Average Net Assets

Short-Term	$27	--
Limited-Term	47	--
Intermediate-Term	117	--
Insured Long-Term	87	0.01%*
Long-Term	25	--
High-Yield	141	0.01*

*Annualized

D.      Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

36

The funds’ tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2004, the following funds had tax-basis capital losses available to offset future net capital gains:

Tax-Exempt Fund	Amount (000)	Capital Losses Expiration: Fiscal Year(s) Ending October 31,

Short-Term	$3,050	2008-2012
Limited-Term	36,856	2008-2012
Intermediate-Term	19,292	2011
Insured Long-Term	--	--
Long-Term	3,209	2011
High-Yield	70,533	2008-2011

The funds will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2005; should the funds realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

The following funds had realized losses through October 31, 2004, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

Tax-Exempt Fund	Deferred Losses (000)

Limited-Term	$2,459
Intermediate-Term	59,525
Insured Long-Term	30,042
Long-Term	19,096
High-Yield	30,243

At April 30, 2005, net unrealized appreciation (depreciation) of investment securities for tax purposes was:

	(000)
Tax-Exempt Fund	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation (Depreciation)

Short-Term	$3,067	$(23,384)	$(20,317)
Limited-Term	47,217	(46,387)	830
Intermediate-Term	454,072	(46,513)	407,559
Insured Long-Term	208,289	(1,963)	206,326
Long-Term	138,070	(921)	137,149
High-Yield	235,378	(25,460)	209,918

37

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

At April 30, 2005, the aggregate settlement value of open futures contracts expiring in June 2005 and the related unrealized appreciation (depreciation) were:

		(000)
Tax-Exempt Fund/Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Intermediate-Term
10-Year U.S. Treasury Note	4,000	$445,688	$(547)
Insured Long-Term
30-Year U.S. Treasury Bond	(540)	62,016	(650)
Long-Term
10-Year U.S. Treasury Note	(945)	105,294	(418)
High-Yield
30-Year U.S. Treasury Bond	(1,290)	148,148	(4,006)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. During the six months ended April 30, 2005, purchases and sales of investment securities other than temporary cash investments were:

	(000)
Tax-Exempt Fund	Purchases	Sales

Short-Term	$413,763	$434,942
Limited-Term	777,245	375,520
Intermediate-Term	887,094	758,559
Insured Long-Term	308,829	260,958
Long-Term	246,328	210,853
High-Yield	795,744	444,569

F.      Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2005		Year Ended October 31, 2004
Tax-Exempt Fund	Amount (000)	Shares (000)	Amount (000)	Shares (000)

Money Market
Issued	$9,367,833	9,367,833	$14,834,654	14,834,654
Issued in Lieu of Cash Distributions	130,105	130,105	133,392	133,392
Redeemed	(8,409,980)	(8,409,980)	(12,466,489)	(12,466,489)

Net Increase (Decrease)	1,087,958	1,087,958	2,501,557	2,501,557

38

	Six Months Ended April 30, 2005		Year Ended October 31, 2004
Tax-Exempt Fund	Amount (000)	Shares (000)	Amount (000)	Shares (000)

Short-Term
Investor Shares
Issued	$465,692	29,843	$1,193,041	75,919
Issued in Lieu of Cash Distributions	18,330	1,176	34,077	2,170
Redeemed	(592,690)	(37,989)	(1,159,103)	(73,782)

Net Increase (Decrease)--Investor Shares	(108,668)	(6,970)	68,015	4,307

Admiral Shares
Issued	602,555	38,616	1,422,199	90,512
Issued in Lieu of Cash Distributions	19,918	1,278	35,664	2,271
Redeemed	(756,130)	(48,467)	(1,438,812)	(91,534)

Net Increase (Decrease)--Admiral Shares	(133,657)	(8,573)	19,051	1,249

Limited-Term
Investor Shares
Issued	$647,308	59,407	$1,655,030	150,260
Issued in Lieu of Cash Distributions	42,639	3,931	81,172	7,386
Redeemed	(783,874)	(72,148)	(1,295,163)	(117,814)

Net Increase (Decrease)--Investor Shares	(93,927)	(8,810)	441,039	39,832

Admiral Shares
Issued	699,715	64,394	1,462,108	132,758
Issued in Lieu of Cash Distributions	38,190	3,521	75,243	6,845
Redeemed	(637,234)	(58,647)	(1,393,237)	(126,683)

Net Increase (Decrease)--Admiral Shares	100,671	9,268	144,114	12,920

Intermediate-Term
Investor Shares
Issued	$919,122	67,886	$1,487,745	109,176
Issued in Lieu of Cash Distributions	109,425	8,104	217,306	15,995
Redeemed	(826,925)	(61,161)	(1,805,850)	(133,194)

Net Increase (Decrease)--Investor Shares	201,622	14,829	(100,799)	(8,023)

Admiral Shares
Issued	762,643	56,331	1,249,340	91,779
Issued in Lieu of Cash Distributions	72,065	5,337	138,749	10,212
Redeemed	(594,387)	(43,937)	(1,027,342)	(75,784)

Net Increase (Decrease)--Admiral Shares	240,321	17,731	360,747	26,207

39

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	Six Months Ended April 30, 2005		Year Ended October 31, 2004
Tax-Exempt Fund	Amount (000)	Shares (000)	Amount (000)	Shares (000)

Insured Long-Term
Investor Shares
Issued	$136,644	10,669	$263,932	20,752
Issued in Lieu of Cash Distributions	30,638	2,400	72,477	5,652
Redeemed	(153,725)	(12,023)	(370,978)	(29,080)

Net Increase (Decrease)--Investor Shares	13,557	1,046	(34,569)	(2,676)

Admiral Shares
Issued	107,720	8,418	201,441	15,728
Issued in Lieu of Cash Distributions	16,574	1,298	37,316	2,910
Redeemed	(79,531)	(6,223)	(171,017)	(13,443)

Net Increase (Decrease)--Admiral Shares	44,763	3,493	67,740	5,195

Long-Term
Investor Shares
Issued	$113,835	9,947	$209,244	18,277
Issued in Lieu of Cash Distributions	17,645	1,544	35,813	3,134
Redeemed	(137,896)	(12,036)	(268,644)	(23,572)

Net Increase (Decrease)--Investor Shares	(6,416)	(545)	(23,587)	(2,161)

Admiral Shares
Issued	124,691	10,849	194,108	16,891
Issued in Lieu of Cash Distributions	11,575	1,013	23,355	2,044
Redeemed	(79,315)	(6,936)	(202,618)	(17,784)

Net Increase (Decrease)--Admiral Shares	56,951	4,926	14,845	1,151

High-Yield
Investor Shares
Issued	$409,141	37,776	$646,551	60,106
Issued in Lieu of Cash Distributions	44,986	4,164	87,892	8,182
Redeemed	(351,482)	(32,495)	(651,024)	(60,753)

Net Increase (Decrease)--Investor Shares	102,645	9,445	83,419	7,535

Admiral Shares
Issued	269,574	24,898	494,144	45,956
Issued in Lieu of Cash Distributions	24,177	2,238	45,065	4,195
Redeemed	(164,912)	(15,259)	(359,468)	(33,525)

Net Increase (Decrease)--Admiral Shares	128,839	11,877	179,741	16,626

40

ABOUT YOUR FUND’S EXPENSES

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The tables on this page and page 42 illustrate your fund’s costs in two ways:

Six Months Ended April 30, 2005
Tax-Exempt Fund	Beginning Account Value 10/31/2004	Ending Account Value 4/30/2005	Expenses Paid During Period*

Based on Actual
Fund Return
Money Market	$1,000.00	$1,008.89	$0.60

Short-Term
Investor Shares	1,000.00	1,003.15	0.74
Admiral Shares	1,000.00	1,003.48	0.40

Limited-Term
Investor Shares	1,000.00	999.95	0.74
Admiral Shares	1,000.00	1,000.28	0.40

Intermediate-Term
Investor Shares	1,000.00	1,006.92	0.75
Admiral Shares	1,000.00	1,007.25	0.40

Insured Long-Term
Investor Shares	1,000.00	1,014.68	0.75
Admiral Shares	1,000.00	1,015.00	0.40

Long-Term
Investor Shares	1,000.00	1,011.87	0.75
Admiral Shares	1,000.00	1,012.20	0.40

High-Yield
Investor Shares	1,000.00	1,020.15	0.75
Admiral Shares	1,000.00	1,020.48	0.45

*The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Tax-Exempt Money Market, 0.12%; for the Short-Term Tax-Exempt Fund, 0.15% for Investor Shares and 0.08% for Admiral Shares; for the Limited-Term Tax-Exempt Fund, 0.15% for Investor Shares and 0.08% for Admiral Shares; for the Intermediate-Term Tax-Exempt Fund, 0.15% for Investor Shares and 0.08% for Admiral Shares; for the Insured Long-Term Tax-Exempt Fund, 0.15% for Investor Shares and 0.08% for Admiral Shares; for the Long-Term Tax-Exempt Fund, 0.15% for Investor Shares and 0.08% for Admiral Shares; and for the High-Yield Tax-Exempt Fund, 0.15% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

• Based on actual fund return. The table above helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

41

ABOUT YOUR FUND’S EXPENSES (CONTINUED)

• Based on hypothetical 5% yearly return. The table on this page is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds. Note that the expenses shown in the tables on this page and page 41 are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

Six Months Ended April 30, 2005
Tax-Exempt Fund	Beginning Account Value 10/31/2004	Ending Account Value 4/30/2005	Expenses Paid During Period*

Based on Hypothetical
5% Yearly Return
Money Market	$1,000.00	$1,024.20	$0.60

Short-Term
Investor Shares	1,000.00	1,024.05	0.75
Admiral Shares	1,000.00	1,024.40	0.40

Limited-Term
Investor Shares	1,000.00	1,024.05	0.75
Admiral Shares	1,000.00	1,024.40	0.40

Intermediate-Term
Investor Shares	1,000.00	1,024.05	0.75
Admiral Shares	1,000.00	1,024.40	0.40

Insured Long-Term
Investor Shares	1,000.00	1,024.05	0.75
Admiral Shares	1,000.00	1,024.40	0.40

Long-Term
Investor Shares	1,000.00	1,024.05	0.75
Admiral Shares	1,000.00	1,024.40	0.40

High-Yield
Investor Shares	1,000.00	1,024.05	0.75
Admiral Shares	1,000.00	1,024.35	0.45

*Amounts in this table are calculated in the manner described in the footnote on page 41.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions. You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

42

TRUSTEES RENEW ADVISORY ARRANGEMENT

The board of trustees of Vanguard Municipal Bond Funds has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for each of the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon its most recent evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

NATURE, EXTENT, AND QUALITY OF SERVICES

The board considered the quality of the funds’ investment management over both short- and long-term periods, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985 and oversees more than $580 billion in assets (stocks and bonds). Robert F. Auwaerter, principal in charge of the Fixed Income Group, has been in the investment management business since 1978. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth. The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

INVESTMENT PERFORMANCE

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board noted that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ performance, including some of the data considered by the board, can be found in the “Performance Summaries” section of this report.

COST

The funds’ expense ratios were far below the average expense ratios charged by funds in each fund’s peer group. Each fund’s advisory expense ratio was also well below its peer-group average. Information about the funds’ expense ratios appears in the “About Your Fund’s Expenses” section of this report as well as in the “Financial Statements” section. The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and only produces “profits” in the form of reduced expenses for fund shareholders.

THE BENEFIT OF ECONOMIES OF SCALE

The board of trustees concluded that Vanguard Municipal Bond Funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

43

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
John J. Brennan* (1954) May 1987	Chairman of the Board, Chief Executive Officer, and Trustee (132)	Chairman of the Board,Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

INDEPENDENT TRUSTEES
Charles D. Ellis (1937) January 2001	Trustee (132)	The Partners of `63 (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta (1945) December 2001**	Trustee (132)	Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005);Trustee of Drexel University and of the Chemical Heritage Foundation.

JoAnn Heffernan Heisen (1950) July 1998	Trustee (132)	Vice President, Chief Information Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Director of the University Medical Center at Princeton and Women's Research and Education Institute.

Burton G. Malkiel (1932) May 1977	Trustee (129)	Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Vanguard Investment Series plc (Irish investment fund) (since November 2001), Vanguard Group (Ireland) Limited (investment management) (since November 2001), BKF Capital (investment management), The Jeffrey Co. (holding company), and CareGain, Inc. (health care management).

André F. Perold (1952) December 2004	Trustee (132)	George Gund Professor of Finance and Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004), Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec Bank (1999–2003), Sanlam Investment Management (1999–2001), Sanlam, Ltd. (South African insurance company) (2001–2003), Stockback, Inc. (credit card firm) (2000–2002), and Bulldogresearch.com (investment research) (1999–2001); and Trustee of Commonfund (investment management) (1989–2001).

selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers. Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
Alfred M. Rankin, Jr. (1941) January 1993	Trustee (132)	Chairman, President, Chief Executive Officer, and Director of NACCO
Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson (1936) April 1985	Trustee (132)	Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

EXECUTIVE OFFICERS*
R. Gregory Barton (1951) June 2001	Secretary (132)	Managing Director and General Counsel of The Vanguard Group, Inc.; Secretary of The Vanguard Group, Inc. and of each of the investment companies served by The Vanguard Group since June 2001.

Thomas J. Higgins (1957) July 1998	Treasurer (132)	Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

*	Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
**	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM
Mortimer J. Buckley, Information Technology. James H. Gately, Investment Programs and Services. Kathleen C. Gubanich, Human Resources. F. William McNabb, III, Client Relationship Group.	Michael S. Miller, Planning and Development. Ralph K. Packard, Finance. George U. Sauter, Chief Investment Officer.

John C. Bogle, Founder; Chairman and Chief Executive Officer, 1974-1996.

Post Office Box 2600
Valley Forge, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, Admiral, and the ship logo are trademarks of The Vanguard Group, Inc.

All other marks are the exclusive property of their respective owners.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

For More Information

This report is intended for the funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus. To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the funds or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com. Prospectuses may also be viewed online.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting our website, www.vanguard.com, and searching for “proxy voting guidelines,” or by calling Vanguard at 800- 662-2739. They are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund at the SEC’s Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 202-942- 8090. Information about your fund is also available on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request in either of two ways: via e-mail addressed to publicinfo@sec.gov or via regular mail addressed to the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549–0102.

World Wide Web
www.vanguard.com

Fund Information
800-662-7447

Direct Investor
Account Services
800-662-2739

Institutional Investor
Services
800-523-1036

Text Telephone
800-952-3335

© 2005 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q952 062005

As of 4/30/2005	VANGUARD®MUNICIPAL BOND FUNDS

STATEMENT OF NET ASSETS (UNAUDITED)

The Statement of Net Assets should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report.

This Statement provides a detailed list of each fund’s municipal bond holdings by state, including each security’s market value on the last day of the reporting period and information on credit enhancements such as insurance or letters of credit. Other assets are added to, and liabilities are subtracted from, the value of Total Municipal Bonds to calculate the fund’s Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement of Net Assets of each fund, you will find a table displaying the composition of the fund’s net assets. Undistributed Net Investment Income is usually zero because the fund distributes its net income to shareholders as a dividend each day. Any realized gains must be distributed annually, so the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The balance shown for Accumulated Net Realized Gains usually approximates the amount available to distribute to shareholders as taxable capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Each fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

Contents
Tax-Exempt Money Market Fund	1	Insured Long-Term Tax-Exempt Fund	93
Short-Term Tax-Exempt Fund	30	Long-Term Tax-Exempt Fund	103
Limited-Term Tax-Exempt Fund	43	High-Yield Tax-Exempt Fund	111
Intermediate-Term Tax-Exempt Fund	64	Key to Abbreviations	back cover

Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

MUNICIPAL BONDS (98.4%)

Alabama (1.3%)
Alabama Public School & College Auth. TOB VRDO	3.030%	5/9/2005 (3)*	$5,000	$5,000
Birmingham AL GO VRDO	2.950%	5/9/2005 (2)	35,550	35,550
Jefferson County AL Sewer Rev.
(Capital Improvement) VRDO	3.000%	5/9/2005 (3)	20,000	20,000
Jefferson County AL Sewer Rev.
(Capital Improvement) VRDO	3.000%	5/9/2005 (10)	15,000	15,000
Jefferson County AL Sewer Rev.
(Capital Improvement) VRDO	3.000%	5/9/2005 (10)	15,700	15,700
Jefferson County AL Sewer Rev. VRDO	3.000%	5/9/2005 (10)	60,000	60,000

Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Mobile AL IDR (Kimberly-Clark Tissue Co.) VRDO	2.950%	5/9/2005	$33,550	$33,550
Univ. of Alabama General Rev. TOB VRDO	3.030%	5/9/2005 (1)*	16,910	16,910
Univ. of Alabama General Rev. TOB VRDO	3.030%	5/9/2005 (1)*	2,500	2,500
Univ. of South Alabama Univ. Tuition Rev.
& Capital Improvement TOB VRDO	3.020%	5/9/2005 (3)*	7,910	7,910

				212,120

Alaska (0.6%)
Alaska GO	5.000%	8/1/2005 (4)	14,880	14,981
Alaska Housing Finance Corp. (State Capital) VRDO	2.990%	5/9/2005 (1)	10,000	10,000
Alaska Housing Finance Corp. Home Mortgage VRDO	3.090%	5/9/2005 (4)	50,000	50,000
Alaska Housing Finance Corp. TOB VRDO	3.020%	5/9/2005 (3)*	4,975	4,975
Anchorage AK GO TOB PUT	1.700%	8/4/2005 (1)*	3,070	3,070
Anchorage AK GO TOB VRDO	3.030%	5/9/2005 (1)*	8,000	8,000

				91,026

Arizona (1.9%)
Arizona School Fac. Board Rev. TOB VRDO	3.030%	5/9/2005 (3)*	3,670	3,670
Arizona School Fac. Board Rev. TOB VRDO	3.030%	5/9/2005 (2)*	5,445	5,445
Arizona School Fac. Board Rev. TOB VRDO	3.030%	5/9/2005 *	7,715	7,715
Arizona School Fac. Board Rev. TOB VRDO	3.030%	5/9/2005 (3)*	9,200	9,200
Arizona State Univ. COP TOB VRDO	3.020%	5/9/2005 (2)*	5,510	5,510
Arizona State Univ. COP TOB VRDO	3.030%	5/9/2005 (2)*	5,395	5,395
Arizona Transp. Board Excise Tax Rev.	6.000%	7/1/2005 (2)	7,515	7,561
Arizona Transp. Board Excise Tax Rev.	6.000%	7/1/2005 (2)	11,370	11,440
Maricopa County AZ IDA Health Fac. Rev.
(Catholic Healthcare West) TOB VRDO	3.050%	5/9/2005 LOC*	69,465	69,465
Nanotechnology Research Arizona Lease Rev.
(Arizona State Univ. Project) VRDO	3.020%	5/9/2005 (1)	19,175	19,175
Phoenix AZ Civic Improvement Corp. Airport Rev.
TOB VRDO	3.030%	5/9/2005 (2)*	24,000	24,000
Phoenix AZ Civic Improvement Corp. Transit Rev.
TOB VRDO	3.020%	5/9/2005 (2)*	5,445	5,445
Pima County AZ IDA Single Family Mortgage Rev. FR	3.010%	5/25/2005	37,824	37,824
Salt River Project Arizona Agricultural Improvement
& Power Dist. Rev. CP	2.190%	6/10/2005	25,000	25,000
Tucson & Pima County AZ IDA Draw Down-
Single Family Mortgage Rev. FR	2.970%	5/24/2005	37,610	37,610
Tucson & Pima County AZ IDA Draw Down-
Single Family Mortgage Rev. FR	3.030%	5/24/2005	39,229	39,229

				313,684

Arkansas (0.2%)
Pulaski County AR Health Fac. St. Vincent Infirmary
(Catholic Health Initiatives) VRDO	3.000%	5/9/2005	35,600	35,600

California (5.1%)
Access To Loans For Learning Student Loan Corp.
California Rev. Student Loan Program PUT	1.800%	6/1/2005 LOC	13,300	13,300
Access To Loans For Learning Student Loan Corp.
California Rev. Student Loan Program VRDO	3.000%	5/9/2005 LOC	10,500	10,500
Access To Loans For Learning Student Loan Corp.
California Rev. Student Loan Program VRDO	3.000%	5/9/2005 LOC	18,800	18,800
California Community College Financing Auth. TRAN	3.000%	6/30/2005 (4)	70,000	70,139

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

California GO RAN	3.000%	6/30/2005	$140,000	$140,290
California GO RAN	4.500%	6/30/2005	50,000	50,216
California GO TOB VRDO	3.030%	5/9/2005 (2)*	20,000	20,000
California Housing Finance Agency
Home Mortgage Rev. TOB VRDO	3.030%	5/9/2005 *	17,530	17,530
California Housing Finance Agency
Home Mortgage Rev. TOB VRDO	3.060%	5/9/2005 *	71,430	71,430
California Housing Finance Agency
Home Mortgage Rev. TOB VRDO	3.070%	5/9/2005 *	13,530	13,530
California Housing Finance Agency
Home Mortgage Rev. TOB VRDO	3.070%	5/9/2005 *	16,500	16,500
California Housing Finance Agency
Home Mortgage Rev. TOB VRDO	3.070%	5/9/2005 *	74,995	74,995
California Housing Finance Agency
Home Mortgage Rev. VRDO	3.020%	5/9/2005	30,000	30,000
California School Cash Reserve Program Auth. Pool TRAN	3.000%	7/6/2005 (2)	65,000	65,156
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.040%	5/9/2005 LOC	6,000	6,000
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.040%	5/9/2005 LOC	6,200	6,200
California Statewide Community Dev. Auth.
Multifamily Rev. (Santee Court Apartments) PUT	2.100%	5/15/2005	26,650	26,650
California Statewide Community Dev. Auth. Rev.
(Fresno) TRAN	3.000%	6/30/2005	18,000	18,035
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) VRDO	3.030%	5/9/2005	21,300	21,300
Los Angeles CA USD TRAN	3.000%	9/1/2005	25,000	25,098
Pasadena CA COP
(City Hall & Park Improvement Project) VRDO	3.040%	5/9/2005 (2)	9,000	9,000
San Diego CA USD TRAN	3.000%	7/25/2005	53,200	53,347
Santa Barbara County CA TRAN	3.000%	7/26/2005	16,300	16,346
Southern California Home Financing Auth.
Single Family Mortgage Rev. TOB VRDO	3.070%	5/9/2005 *	15,000	15,000
Southern California Home Financing Auth.
Single Family Mortgage Rev. VRDO	2.990%	5/9/2005	9,900	9,900

				819,262

Colorado (6.5%)
Colorado Educ. & Cultural Fac. Auth.
Nature Conservancy Project VRDO	2.950%	5/9/2005	5,390	5,390
Colorado General Fund TRAN	3.000%	6/27/2005	49,000	49,108
Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives) VRDO	3.000%	5/9/2005	18,200	18,200
Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives) VRDO	3.000%	5/9/2005	74,600	74,600
Colorado Health Fac. Auth. Rev.
(Sisters of Charity Health System Inc.) VRDO	3.040%	5/9/2005	21,330	21,330
Colorado Health Fac. Auth. Rev.
(Sisters of Charity Leavenworth) VRDO	3.000%	5/9/2005	14,700	14,700
Colorado Housing & Finance Auth.
Multi-Family Mortgage Bonds VRDO	3.040%	5/9/2005	19,825	19,825

Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Colorado Housing & Finance Auth.
Multi-Family Mortgage Bonds VRDO	3.040%	5/9/2005 (1)	$31,860	$31,860
Colorado Housing & Finance Auth.
Multi-Family Mortgage Bonds VRDO	3.090%	5/9/2005	19,715	19,715
Colorado Housing & Finance Auth.
Single Family Mortgage Bonds Rev.	1.750%	8/1/2005	22,000	22,000
Colorado Housing & Finance Auth.
Single Family Mortgage Bonds Rev.	1.820%	8/1/2005	26,300	26,300
Colorado Housing & Finance Auth.
Single Family Mortgage Bonds Rev.	1.990%	11/1/2005	10,000	10,000
Colorado Housing & Finance Auth.
Single Family Mortgage Bonds VRDO	3.040%	5/9/2005	34,500	34,500
Colorado Housing & Finance Auth.
Single Family Mortgage Bonds VRDO	3.040%	5/9/2005	5,000	5,000
Colorado Housing & Finance Auth.
Single Family Mortgage Bonds VRDO	3.040%	5/9/2005	42,925	42,925
Colorado Housing & Finance Auth.
Single Family Mortgage Bonds VRDO	3.090%	5/9/2005	17,000	17,000
Colorado Housing & Finance Auth.
Single Family Mortgage Bonds VRDO	3.090%	5/9/2005	24,315	24,315
Colorado Housing & Finance Auth.
Single Family Mortgage Bonds VRDO	3.090%	5/9/2005	15,000	15,000
Colorado Housing & Finance Auth.
Single Family Mortgage Bonds VRDO	3.090%	5/9/2005	10,000	10,000
Colorado Housing & Finance Auth.
Single Family Mortgage Bonds VRDO	3.090%	5/9/2005	25,000	25,000
Colorado Springs CO Util. System Rev. TOB VRDO	3.030%	5/9/2005 *	11,700	11,700
Colorado Springs CO Util. System Rev. TOB VRDO	3.030%	5/9/2005 *	4,265	4,265
Colorado State Education Loan Program TOB VRDO	3.080%	5/9/2005 *	18,750	18,750
Colorado State Education Loan Program TRAN	3.000%	8/9/2005	275,000	275,667
Colorado Student Obligation Bond Auth. VRDO	3.050%	5/9/2005 (2)	26,600	26,600
Denver CO City & County Airport Rev. TOB VRDO	3.080%	5/9/2005 (4)*	1,500	1,500
Denver CO City & County Airport Rev. VRDO	3.020%	5/9/2005 (11)	20,000	20,000
Denver CO City & County Airport Rev. VRDO	3.050%	5/9/2005 (1)	20,000	20,000
Denver CO City & County Airport Rev. VRDO	3.070%	5/9/2005 (1)	135,200	135,200
Denver CO City & County Airport Rev. VRDO	3.080%	5/9/2005 (11)	22,000	22,000
Denver CO City & County COP
(Wellington E. Webb Municipal Office Building) VRDO	3.000%	5/9/2005 (2)	25,000	25,000

				1,047,450

Connecticut (0.9%)
Connecticut GO	3.000%	12/1/2005	20,000	20,104
Connecticut GO TOB VRDO	3.030%	5/9/2005 (2)*	23,760	23,760
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure) VRDO	3.040%	5/9/2005 (2)	53,860	53,860
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure) VRDO	3.040%	5/9/2005 (3)	13,200	13,200
North Haven CT BAN	4.000%	4/26/2006	32,725	33,108

				144,032

Delaware (0.2%)
Delaware GO TOB VRDO	3.030%	5/9/2005 *	4,780	4,780

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

New Castle County DE Airport Fac. Rev.
(FlightSafety) VRDO	3.030%	5/9/2005	$16,600	$16,600
Univ. of Delaware Rev. VRDO	3.080%	5/2/2005	8,155	8,155

				29,535

District of Columbia (2.1%)
District of Columbia
(Henry J. Kaiser Family Foundation) VRDO	3.030%	5/9/2005	12,000	12,000
District of Columbia (National Geographic Society) VRDO	2.920%	5/9/2005	17,670	17,670
District of Columbia (National Public Radio Inc.) VRDO	3.000%	5/9/2005 LOC	19,030	19,030
District of Columbia GO TOB VRDO	3.020%	5/9/2005 (4)*	1,880	1,880
District of Columbia GO TOB VRDO	3.020%	5/9/2005 (4)*	5,690	5,690
District of Columbia GO TOB VRDO	3.020%	5/9/2005 (4)*	5,250	5,250
District of Columbia GO TOB VRDO	3.020%	5/9/2005 (1)*	5,460	5,460
District of Columbia GO TOB VRDO	3.080%	5/9/2005 (2)*	4,495	4,495
District of Columbia GO VRDO	3.000%	5/9/2005 (3)	63,600	63,600
District of Columbia Housing Finance Agency
Single Family Mortgage Rev. FR	3.040%	5/24/2005	97,095	97,095
District of Columbia Univ. Rev.
(George Washington Univ.) VRDO	3.000%	5/9/2005 (1)	41,765	41,765
District of Columbia Water & Sewer Auth.
Public Util. Rev. TOB VRDO	3.080%	5/9/2005 (4)*	4,655	4,655
District of Columbia Water & Sewer Auth.
Public Util. Rev. TOB VRDO	3.080%	5/9/2005 (4)*	18,795	18,795
Metro. Washington Airports Auth.
Airport System Rev. TOB VRDO	3.060%	5/9/2005 (3)*	1,700	1,700
Metro. Washington Airports Auth.
Airport System Rev. TOB VRDO	3.070%	5/9/2005 (1)*	19,000	19,000
Metro. Washington Airports Auth.
Airport System Rev. TOB VRDO	3.070%	5/9/2005 (1)*	9,000	9,000
Metro. Washington Airports Auth.
Airport System Rev. TOB VRDO	3.070%	5/9/2005 (4)*	6,000	6,000
Metro. Washington Airports Auth.
Airport System Rev. TOB VRDO	3.080%	5/9/2005 (1)*	6,510	6,510

				339,595

Florida (4.1%)
Broward County FL GO
(Parks & Land Preservation Project) TOB VRDO	3.020%	5/9/2005 *	7,000	7,000
Broward County FL School Board COP TOB VRDO	3.030%	5/9/2005 (4)*	5,200	5,200
Broward County FL School Board COP TOB VRDO	3.030%	5/9/2005 (4)*	6,635	6,635
Collier County FL School Board COP TOB VRDO	3.020%	5/9/2005 (4)*	3,945	3,945
Collier County FL School Board COP TOB VRDO	3.030%	5/9/2005 (4)*	5,185	5,185
Dade County FL Water & Sewer System Rev. TOB VRDO	3.030%	5/9/2005 (3)*	9,900	9,900
Florida Board of Educ. Capital Outlay TOB VRDO	3.020%	5/9/2005 *	7,980	7,980
Florida Board of Educ. Public Educ. TOB VRDO	3.030%	5/9/2005 (1)*	4,450	4,450
Florida Board of Educ. Public Educ. TOB VRDO	3.030%	5/9/2005 (1)*	6,985	6,985
Florida Board of Educ. Public Educ. TOB VRDO	3.030%	5/9/2005 *	8,835	8,835
Florida Board of Educ. Rev. (Lottery Rev.) TOB VRDO	3.020%	5/9/2005 (1)*	33,790	33,790
Florida Board of Educ. Rev. (Lottery Rev.) TOB VRDO	3.030%	5/9/2005 (3)*	11,215	11,215
Florida Board of Educ. Rev. (Lottery Rev.) TOB VRDO	3.030%	5/9/2005 (2)*	3,350	3,350
Florida Board of Educ. TOB VRDO	3.030%	5/9/2005 *	4,900	4,900
Florida Board of Educ. TOB VRDO	3.030%	5/9/2005 *	3,875	3,875

Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Florida Board of Educ. TOB VRDO	3.030%	5/9/2005 *	$44,400	$44,400
Florida Board of Educ. TOB VRDO	3.030%	5/9/2005 *	18,300	18,300
Florida Correctional Privatization Comm. COP TOB VRDO	3.030%	5/9/2005 (2)*	7,980	7,980
Florida Dept. of Environmental Protection
Preservation Rev. TOB VRDO	3.020%	5/9/2005 (1)*	14,865	14,865
Florida Dept. of Transp. TOB VRDO	3.030%	5/9/2005 *	6,850	6,850
Florida Dept. of Transp. TOB VRDO	3.030%	5/9/2005 *	7,540	7,540
Florida Housing Finance Agency Rev. TOB VRDO	3.130%	5/9/2005 *	8,350	8,350
Florida Muni. Power Agency Rev. (Stanton Project) VRDO	2.940%	5/9/2005 (1)	1,990	1,990
Florida Turnpike Auth. Rev. TOB VRDO	3.030%	5/9/2005 (2)*	5,480	5,480
Hillsborough County FL Capital Improvement Program CP	2.700%	12/20/2005 LOC	10,000	10,000
Hillsborough County FL Water & Sewer Rev. TOB VRDO	3.010%	5/9/2005 (2)*	10,095	10,095
Jacksonville FL Electric Auth. Rev. CP	2.280%	7/14/2005	20,000	20,000
Jacksonville FL Electric Auth. Water
& Sewer Rev. TOB VRDO	3.020%	5/9/2005 (3)*	2,090	2,090
Jacksonville FL Electric Auth. Water
& Sewer Rev. TOB VRDO	3.030%	5/9/2005 (3)*	2,685	2,685
Jacksonville FL Excise Taxes Rev. CP	2.050%	5/11/2005 LOC	11,245	11,245
Miami-Dade County FL Aviation—
Miami International Airport TOB VRDO	3.080%	5/9/2005 (1)*	5,370	5,370
Miami-Dade County FL School Board TOB VRDO	3.030%	5/9/2005 (3)*	4,200	4,200
Miami-Dade County FL School Board TOB VRDO	3.030%	5/9/2005 (3)*	4,680	4,680
Miami-Dade County FL School Board TOB VRDO	3.030%	5/9/2005 (3)*	3,100	3,100
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare) VRDO	3.050%	5/2/2005 LOC	13,770	13,770
Orange County FL Housing Finance Auth.
Single Family Mortgage Rev. TOB VRDO	3.080%	5/9/2005 *	8,575	8,575
Orange County FL Housing Finance Auth.
Single Family Mortgage Rev. TOB VRDO	3.080%	5/9/2005 *	4,580	4,580
Orange County FL Sales Tax Rev. TOB VRDO	3.030%	5/9/2005 (3)*	3,950	3,950
Orlando & Orange County FL Expressway Auth. VRDO	2.960%	5/9/2005 (2)	49,940	49,940
Orlando & Orange County FL Expressway Auth. VRDO	2.980%	5/9/2005 (4)	19,800	19,800
Orlando & Orange County FL Expressway Auth. VRDO	2.990%	5/9/2005 (2)	24,940	24,940
Orlando & Orange County FL Expressway Auth. VRDO	2.990%	5/9/2005 (2)	24,940	24,940
Orlando FL Util. Comm. Water & Electric Rev. TOB VRDO	3.030%	5/9/2005 *	4,260	4,260
Palm Beach County FL School Board COP TOB VRDO	3.030%	5/9/2005 (3)*	395	395
Palm Beach County FL School Board COP TOB VRDO	3.030%	5/9/2005 (3)*	6,300	6,300
Palm Beach County FL Special Purpose Fac. Rev.
(FlightSafety) VRDO	3.030%	5/9/2005	18,000	18,000
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	3.000%	5/9/2005 (2)	73,145	73,145
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	3.040%	5/9/2005 (2)	84,060	84,060
Tampa Bay FL Water Util. System Rev. TOB VRDO	3.020%	5/9/2005 (3)(Prere.)*	2,500	2,500
West Palm Beach FL Util. System Rev. TOB VRDO	3.030%	5/9/2005 (3)*	3,500	3,500

				655,120

Georgia (4.3%)
Athens-Clarke County GA Unified Govt. Dev. Auth. Rev.
(Univ. of Georgia Athletic Assn.) VRDO	3.050%	5/2/2005 LOC	29,700	29,700
Atlanta GA Airport General Rev. VRDO	2.950%	5/9/2005 (1)	35,300	35,300
Atlanta GA Airport General Rev. VRDO	2.990%	5/9/2005 (1)	62,710	62,710
Atlanta GA Water & Wastewater Rev. TOB VRDO	3.020%	5/9/2005 (4)*	5,000	5,000
Atlanta GA Water & Wastewater Rev. TOB VRDO	3.020%	5/9/2005 (4)*	8,000	8,000

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Atlanta GA Water & Wastewater Rev. TOB VRDO	3.020%	5/9/2005 (4)*	$6,275	$6,275
Atlanta GA Water & Wastewater Rev. TOB VRDO	3.030%	5/9/2005 (1)*	9,995	9,995
Atlanta GA Water & Wastewater Rev. TOB VRDO	3.030%	5/9/2005 (3)*	18,495	18,495
Atlanta GA Water & Wastewater Rev. TOB VRDO	3.030%	5/9/2005 (4)*	13,100	13,100
Atlanta GA Water & Wastewater Rev. TOB VRDO	3.030%	5/9/2005 (4)*	5,000	5,000
Atlanta GA Water & Wastewater Rev. TOB VRDO	3.030%	5/9/2005 (4)*	32,900	32,900
Atlanta GA Water & Wastewater Rev. VRDO	3.000%	5/9/2005 (4)	86,920	86,920
Burke County GA Dev. Auth. PCR
(Oglethorpe Power Corp.) VRDO	3.050%	5/2/2005 (2)	7,700	7,700
Burke County GA Dev. Auth. PCR
(Oglethorpe Power Corp.) VRDO	3.000%	5/9/2005 (3)	50,640	50,640
Cobb County GA TAN	3.500%	12/30/2005	20,000	20,141
Floyd County GA Dev. Auth. Rev. (Berry College) VRDO	3.000%	5/9/2005 LOC	14,700	14,700
Fulco GA Hosp. Auth. Rev. (Piedmont Hosp.) VRDO	2.990%	5/9/2005 LOC	13,100	13,100
Fulco GA Hosp. Auth. Rev. (Shepherd Center) VRDO	3.000%	5/9/2005 LOC	7,300	7,300
Fulton County GA Dev. Auth.
(Robert A. Woodruff Arts Center) VRDO	2.950%	5/9/2005	43,280	43,280
Fulton County GA Fac. Corp. COP Fulton County GA
Public Purpose Project TOB VRDO	3.030%	5/9/2005 (2)*	16,695	16,695
Fulton County GA School Dist. TOB VRDO	3.030%	5/9/2005 *	21,000	21,000
Fulton County GA Water & Sewer Rev. TOB VRDO	3.030%	5/9/2005 (3)*	3,300	3,300
Fulton DeKalb GA Hosp. Auth. Rev. TOB VRDO	3.030%	5/9/2005 (4)*	3,010	3,010
Georgia GO TOB VRDO	3.020%	5/9/2005 *	31,365	31,365
Georgia GO TOB VRDO	3.030%	5/9/2005 *	10,580	10,580
Georgia GO TOB VRDO	3.030%	5/9/2005 *	6,200	6,200
Georgia GO TOB VRDO	3.030%	5/9/2005 *	1,100	1,100
Gwinnett County GA Dev. Auth. COP TOB VRDO	3.020%	5/9/2005 (1)*	7,865	7,865
Gwinnett County GA Dev. Auth. COP TOB VRDO	3.030%	5/9/2005 (1)*	6,810	6,810
Gwinnett County GA Hosp. Auth. Rev.
(Gwinnett Hosp. System Inc.) VRDO	3.000%	5/9/2005 LOC	31,000	31,000
Gwinnett County GA Hosp. Auth. Rev.
(Gwinnett Hosp. System Inc.) VRDO	3.000%	5/9/2005 LOC	10,000	10,000
Gwinnett County GA School Dist. TAN	3.250%	12/30/2005	14,250	14,350
Macon-Bibb County GA Hosp. Auth.
(Medical Center of Central Georgia) VRDO	3.000%	5/9/2005 LOC	22,065	22,065
Metro. Atlanta GA Rapid Transp. Auth.
Georgia Sales Tax Rev. TOB VRDO	3.030%	5/9/2005 (4)*	3,210	3,210
Monroe County GA Dev. Auth. PCR
(Oglethorpe Power Corp.) VRDO	3.050%	5/2/2005 (2)	10,400	10,400
Richmond County GA Hosp. Auth.
(Univ. of Health Services) VRDO	3.000%	5/9/2005 LOC	24,900	24,900

				694,106

Hawaii (0.8%)
Hawaii Airport System Rev. TOB VRDO	3.070%	5/9/2005 (3)*	7,755	7,755
Hawaii Airport System Rev. TOB VRDO	3.080%	5/9/2005 (3)*	1,350	1,350
Hawaii GO	6.000%	3/1/2006 (3)	9,315	9,568
Hawaii GO TOB VRDO	3.020%	5/9/2005 (1)*	6,085	6,085
Hawaii GO TOB VRDO	3.030%	5/9/2005 (4)*	8,435	8,435
Hawaii GO TOB VRDO	3.030%	5/9/2005 (1)*	5,340	5,340
Hawaii GO TOB VRDO	3.030%	5/9/2005 (1)*	6,390	6,390
Hawaii GO TOB VRDO	3.030%	5/9/2005 (4)*	4,000	4,000

Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Hawaii Highway Rev. TOB VRDO	3.030%	5/9/2005 *	$9,900	$9,900
Honolulu HI City & County CP	2.320%	5/2/2005 LOC	12,500	12,500
Honolulu HI City & County GO	5.750%	1/1/2006 (ETM)	8,815	8,996
Honolulu HI City & County PUT	2.280%	12/1/2005 (3)	16,700	16,700
Honolulu HI City & County TOB VRDO	3.020%	5/9/2005 (1)*	3,670	3,670
Honolulu HI City & County TOB VRDO	3.030%	5/9/2005 (1)*	4,610	4,610
Honolulu HI City & County TOB VRDO	3.030%	5/9/2005 (1)*	2,980	2,980
Honolulu HI City & County TOB VRDO	3.030%	5/9/2005 (1)*	13,195	13,195

				121,474

Idaho (1.0%)
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	3.090%	5/9/2005	12,250	12,250
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	3.090%	5/9/2005	6,900	6,900
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	3.090%	5/9/2005	9,500	9,500
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	3.090%	5/9/2005	12,000	12,000
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	3.090%	5/9/2005	11,100	11,100
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	3.090%	5/9/2005	10,500	10,500
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	3.090%	5/9/2005	11,385	11,385
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	3.090%	5/9/2005	11,385	11,385
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	3.090%	5/9/2005	13,000	13,000
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	3.090%	5/9/2005	14,650	14,650
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO	3.090%	5/9/2005	11,605	11,605
Idaho TAN	3.000%	6/30/2005	28,000	28,039

				152,314

Illinois (10.3%)
Chicago IL Board of Educ. TOB VRDO	3.030%	5/9/2005 (4)*	7,085	7,085
Chicago IL Board of Educ. TOB VRDO	3.030%	5/9/2005 (1)*	3,900	3,900
Chicago IL Board of Educ. TOB VRDO	3.030%	5/9/2005 (1)*	5,305	5,305
Chicago IL Board of Educ. TOB VRDO	3.030%	5/9/2005 (2)*	6,045	6,045
Chicago IL Board of Educ. VRDO	3.000%	5/9/2005 (4)	62,100	62,100
Chicago IL Board of Educ. VRDO	3.000%	5/9/2005 (4)	36,260	36,260
Chicago IL Board of Educ. VRDO	3.000%	5/9/2005 (4)	69,100	69,100
Chicago IL GO TOB VRDO	3.020%	5/9/2005 (4)*	10,000	10,000
Chicago IL GO TOB VRDO	3.020%	5/9/2005 (4)*	4,985	4,985
Chicago IL GO TOB VRDO	3.030%	5/9/2005 (2)*	19,995	19,995
Chicago IL GO TOB VRDO	3.030%	5/9/2005 (1)*	2,500	2,500
Chicago IL GO TOB VRDO	3.030%	5/9/2005 (3)*	7,905	7,905
Chicago IL GO TOB VRDO	3.030%	5/9/2005 (4)*	8,125	8,125
Chicago IL GO TOB VRDO	3.030%	5/9/2005 (1)*	5,000	5,000
Chicago IL GO TOB VRDO	3.030%	5/9/2005 (4)*	5,300	5,300
Chicago IL GO TOB VRDO	3.080%	5/9/2005 (4)*	4,080	4,080

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Chicago IL GO TOB VRDO	3.080%	5/9/2005 (2)*	$3,285	$3,285
Chicago IL GO VRDO	3.010%	5/9/2005 (3)	45,000	45,000
Chicago IL GO VRDO	3.030%	5/9/2005 (4)	80,000	80,000
Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO	3.030%	5/9/2005 *	5,325	5,325
Chicago IL Metro. Water Reclamation Dist. GO VRDO	2.990%	5/9/2005	33,600	33,600
Chicago IL O'Hare International Airport Rev. TOB VRDO	3.060%	5/9/2005 (2)*	5,180	5,180
Chicago IL O'Hare International Airport Rev. TOB VRDO	3.060%	5/9/2005 (1)(10)*	7,320	7,320
Chicago IL O'Hare International Airport Rev. TOB VRDO	3.080%	5/9/2005 (2)*	2,660	2,660
Chicago IL O'Hare International Airport Rev. TOB VRDO	3.080%	5/9/2005 (2)*	1,330	1,330
Chicago IL Park Dist. TOB VRDO	3.030%	5/9/2005 (3)*	9,990	9,990
Chicago IL Park Dist. TOB VRDO	3.030%	5/9/2005 (3)*	5,260	5,260
Chicago IL Park Dist. TOB VRDO	3.030%	5/9/2005 (3)*	5,615	5,615
Chicago IL Park Dist. TOB VRDO	3.030%	5/9/2005 (2)*	3,995	3,995
Chicago IL Park Dist.Tax Anticipation Warrant	3.000%	5/2/2005	14,100	14,101
Chicago IL Public Building Comm.
(Chicago School Reform Board) TOB VRDO	3.020%	5/9/2005 (3)*	5,400	5,400
Chicago IL Public Building Comm. GO TOB VRDO	3.030%	5/9/2005 (3)*	2,800	2,800
Chicago IL Sales Tax Rev. VRDO	3.000%	5/9/2005 (3)	69,700	69,700
Chicago IL Single Family Mortgage TOB VRDO	3.070%	5/9/2005 *	2,055	2,055
Chicago IL TOB VRDO	3.030%	5/9/2005 (1)*	5,520	5,520
Chicago IL Water Rev. TOB VRDO	3.020%	5/9/2005 (2)*	3,760	3,760
Chicago IL Water Rev. TOB VRDO	3.030%	5/9/2005 (2)*	14,875	14,875
Chicago IL Water Rev. TOB VRDO	3.080%	5/9/2005 (2)*	2,845	2,845
Chicago IL Water Rev. VRDO	2.940%	5/9/2005 LOC	72,130	72,130
Cook County IL GO TOB VRDO	3.020%	5/9/2005 (2)*	13,395	13,395
Cook County IL GO TOB VRDO	3.030%	5/9/2005 (3)*	11,500	11,500
Cook County IL GO TOB VRDO	3.030%	5/9/2005 (1)*	5,595	5,595
Cook County IL GO TOB VRDO	3.030%	5/9/2005 (3)*	5,125	5,125
Cook County IL GO TOB VRDO	3.030%	5/9/2005 (1)*	7,630	7,630
Illinois Dev. Finance Auth. Hosp. Rev.
(Evanston Northwestern Healthcare Corp.) VRDO	3.000%	5/9/2005	103,700	103,700
Illinois Dev. Finance Auth. Rev. (Bradley Univ.) VRDO	3.010%	5/9/2005 (3)	19,450	19,450
Illinois Educ. Fac. Auth. Rev. (Adler Planetarium) VRDO	3.120%	5/9/2005 LOC	19,700	19,700
Illinois Educ. Fac. Auth. Rev.
(Field Museum of Natural History) VRDO	3.000%	5/9/2005 LOC	26,500	26,500
Illinois Educ. Fac. Auth. Rev.
(Northwestern Univ.) TOB VRDO	3.030%	5/9/2005 *	37,000	37,000
Illinois Educ. Fac. Auth. Rev.
(Northwestern Univ.) TOB VRDO	3.030%	5/9/2005 *	6,010	6,010
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) TOB VRDO	3.030%	5/9/2005 *	5,870	5,870
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) TOB VRDO	3.030%	5/9/2005 *	4,885	4,885
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) VRDO	2.950%	5/9/2005	20,000	20,000
Illinois Finance Auth. Rev.
(Public Project Construction Notes) PUT	2.400%	10/1/2005	7,500	7,500
Illinois Finance Auth. Rev. (Univ. of Chicago) VRDO	2.950%	5/9/2005	55,400	55,400
Illinois GO	5.000%	3/1/2006	3,500	3,567
Illinois GO TOB VRDO	3.020%	5/9/2005 (4)*	3,995	3,995
Illinois GO TOB VRDO	3.020%	5/9/2005 (1)*	5,110	5,110
Illinois GO TOB VRDO	3.020%	5/9/2005 (2)*	11,595	11,595
Illinois GO TOB VRDO	3.020%	5/9/2005 *	7,740	7,740
Illinois GO TOB VRDO	3.020%	5/9/2005 (4)*	4,985	4,985

Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Illinois GO TOB VRDO	3.020%	5/9/2005 (1)*	$5,305	$5,305
Illinois GO TOB VRDO	3.030%	5/9/2005 (3)*	22,000	22,000
Illinois GO TOB VRDO	3.030%	5/9/2005 (1)*	8,475	8,475
Illinois GO TOB VRDO	3.030%	5/9/2005 (1)*	3,775	3,775
Illinois GO TOB VRDO	3.030%	5/9/2005 *	2,885	2,885
Illinois GO TOB VRDO	3.030%	5/9/2005 (2)*	3,150	3,150
Illinois GO TOB VRDO	3.030%	5/9/2005 (1)*	4,750	4,750
Illinois GO TOB VRDO	3.030%	5/9/2005 (2)*	9,100	9,100
Illinois GO TOB VRDO	3.030%	5/9/2005 (4)*	3,580	3,580
Illinois GO TOB VRDO	3.030%	5/9/2005 (2)*	2,500	2,500
Illinois GO TOB VRDO	3.030%	5/9/2005 (1)*	2,975	2,975
Illinois GO TOB VRDO	3.030%	5/9/2005 (1)*	15,585	15,585
Illinois GO TOB VRDO	3.030%	5/9/2005 *	6,675	6,675
Illinois GO TOB VRDO	3.080%	5/9/2005 (1)*	5,700	5,700
Illinois GO TOB VRDO	3.090%	5/9/2005 (2)*	2,940	2,940
Illinois GO VRDO	3.020%	5/9/2005 (2)*	5,795	5,795
Illinois GO VRDO	3.040%	5/9/2005	25,000	25,000
Illinois GO VRDO	3.000%	6/3/2005	100,000	100,086
Illinois Health Fac. Auth. Rev.
(Health Resources Inc. Obligated Group) VRDO	3.000%	5/9/2005 LOC	26,100	26,100
Illinois Health Fac. Auth. Rev.
(OSF Healthcare System) VRDO	3.030%	5/2/2005 LOC	53,700	53,700
Illinois Housing Dev. Auth. Homeowner Mortgage PUT	1.680%	7/27/2005	14,000	14,000
Illinois Housing Dev. Auth. Homeowner Mortgage PUT	2.300%	9/8/2005	10,000	10,000
Illinois Regional Transp. Auth. Rev. GO TOB VRDO	3.020%	5/9/2005 (1)*	5,295	5,295
Illinois Regional Transp. Auth. Rev. GO TOB VRDO	3.020%	5/9/2005 (4)*	6,320	6,320
Illinois Regional Transp. Auth. Rev. GO TOB VRDO	3.030%	5/9/2005 (4)*	4,950	4,950
Illinois Regional Transp. Auth. Rev. GO TOB VRDO	3.030%	5/9/2005 (4)*	2,895	2,895
Illinois Regional Transp. Auth. Rev. TOB VRDO	3.020%	5/9/2005 (3)*	12,895	12,895
Illinois Sales Tax Rev. TOB VRDO	3.020%	5/9/2005 *	10,520	10,520
Illinois Student Assistance Comm. Student Loan Rev. VRDO	3.020%	5/9/2005 LOC	8,500	8,500
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev. TOB VRDO	3.020%	5/9/2005 (1)*	6,145	6,145
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev. TOB VRDO	3.030%	5/9/2005 (1)*	4,000	4,000
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev. TOB VRDO	3.030%	5/9/2005 *	7,100	7,100
Metro. Pier & Exposition Auth.
Illinois Dedicated Tax Rev. TOB VRDO	3.030%	5/9/2005 (1)*	10,000	10,000
Regional Transp. Auth. Cook, Du Page, Kane, Lake,
McHenry, and Will Counties IL GO TOB VRDO	3.020%	5/9/2005 (4)*	26,250	26,250
Regional Transp. Auth. Cook, Du Page, Kane, Lake,
McHenry, and Will Counties IL GO TOB VRDO	3.020%	5/9/2005 (1)*	10,320	10,320
Regional Transp. Auth. Cook, Du Page, Kane, Lake,
McHenry, and Will Counties IL GO TOB VRDO	3.020%	5/9/2005 (1)*	5,360	5,360
Regional Transp. Auth. Cook, Du Page, Kane, Lake,
McHenry, and Will Counties IL GO TOB VRDO	3.020%	5/9/2005 (3)*	18,975	18,975
Regional Transp. Auth. Cook, Du Page, Kane, Lake,
McHenry, and Will Counties IL GO TOB VRDO	3.030%	5/9/2005 (3)*	64,700	64,700
Schaumburg IL GO TOB VRDO	3.080%	5/9/2005 (3)*	4,900	4,900
Schaumburg IL GO VRDO	3.020%	5/9/2005	1,450	1,450

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Univ. of Illinois (Util. Infrastructure Project) COP VRDO	2.960%	5/9/2005	$50,520	$50,520
Univ. of Illinois Univ. Rev. Auxiliary Fac. TOB VRDO	3.030%	5/9/2005 (1)*	5,175	5,175
Will County IL Community School Dist. TOB VRDO	3.030%	5/9/2005 (3)*	7,090	7,090

				1,653,119

Indiana (2.2%)
Delaware County IN Hosp. Auth. Rev.
(Cardinal Health Systems) VRDO	3.000%	5/9/2005 (2)	34,300	34,300
Indiana Bond Bank Advance Funding Program Notes	3.250%	1/26/2006 LOC	20,000	20,138
Indiana Bond Bank Rev.
Revolving Funding Program TOB VRDO	3.020%	5/9/2005 *	8,330	8,330
Indiana Dev. Finance Auth. Rev.
(Indianapolis Museum of Art) VRDO	3.000%	5/9/2005 LOC	19,100	19,100
Indiana Educ. Fac. Auth. (Wabash College) VRDO	3.000%	5/9/2005 LOC	31,345	31,345
Indiana Health Fac. Auth. Finance Auth. Rev.
(Ascension Health Credit Group) PUT	1.730%	7/5/2005	10,000	10,000
Indiana Health Fac. Auth. Finance Auth. Rev.
(Ascension Health Credit Group) PUT	1.730%	7/5/2005	28,000	28,000
Indiana Muni. Power Agency Rev. VRDO	3.000%	5/9/2005 LOC	10,000	10,000
Indiana Office Building Comm. Fac. Rev.
(Indiana Govt. Center South) VRDO	2.950%	5/9/2005	22,100	22,100
Indiana Office Building Comm. Fac. Rev.
(Miami Correctional Fac.) VRDO	3.000%	5/9/2005	48,900	48,900
Indiana Office Building Comm. Fac. Rev.
(Pendleton Juvenile Corrections Fac.) VRDO	2.950%	5/9/2005	33,400	33,400
Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	3.020%	5/9/2005 (3)*	5,230	5,230
Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	3.020%	5/9/2005 (3)*	2,775	2,775
Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	3.020%	5/9/2005 (3)*	8,000	8,000
Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	3.020%	5/9/2005 (3)*	5,330	5,330
Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	3.020%	5/9/2005 (1)*	6,365	6,365
Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	3.030%	5/9/2005 (3)*	5,145	5,145
Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	3.030%	5/9/2005 (3)*	4,333	4,333
Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	3.030%	5/9/2005 (3)*	7,480	7,480
Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	3.080%	5/9/2005 (3)*	2,095	2,095
Indiana Transp. Finance Auth. Highway Rev. TOB VRDO	3.080%	5/9/2005 (3)*	4,995	4,995
Indiana Univ. Rev. Student Residence VRDO	3.040%	5/4/2005	19,775	19,775
Indianapolis IN Local Public Improvement Bond Bank
TOB VRDO	3.020%	5/9/2005 (1)*	9,745	9,745
Purdue Univ. Indiana Univ. Rev. TOB VRDO	3.030%	5/9/2005 *	6,355	6,355

				353,236

Iowa (0.3%)
Iowa Higher Educ. Loan Auth. Rev. Private College Fac.
(Grinnell College Project) VRDO	3.020%	5/9/2005	25,000	25,000
Iowa TRAN	3.000%	6/30/2005	24,000	24,046

				49,046

Kansas (0.6%)
Kansas Dept. of Transp. Highway Rev. TOB VRDO	3.030%	5/9/2005 *	3,805	3,805
Kansas Dev. Finance Auth. TOB VRDO	3.030%	5/9/2005 *	5,295	5,295
Koch Industries Kansas TOB VRDO	3.190%	5/9/2005 (2)*	44,020	44,020
Sedgwick County KS Airport Fac. Rev.
(FlightSafety) VRDO	3.030%	5/9/2005	34,000	34,000

Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Wyandotte County Kansas City
KS Unified Govt. GO TOB VRDO	3.030%	5/9/2005 (2)*	$5,000	$5,000

				92,120

Kentucky (1.5%)
Jeffersontown KY Lease Program
(Kentucky League of Cities Funding) VRDO	3.150%	5/9/2005 LOC	4,700	4,700
Kentucky Association of Counties Advance Rev.
Program COP TRAN	3.000%	6/30/2005	92,937	93,137
Kentucky Housing Corp. Single Family Mortgage Rev.
Draw Down TOB VRDO	3.030%	5/9/2005 *	140	140
Kentucky Housing Corp. Single Family Mortgage Rev.
Draw Down TOB VRDO	3.080%	5/9/2005 *	5,720	5,720
Kentucky Housing Corp. Single Family Mortgage Rev.
Draw Down TOB VRDO	3.080%	5/9/2005 *	4,925	4,925
Kentucky Housing Corp. Single Family Mortgage Rev.
Draw Down TOB VRDO	3.080%	5/9/2005 *	11,800	11,800
Kentucky Property & Building Comm. Rev. TOB VRDO	3.020%	5/9/2005 (4)*	5,340	5,340
Kentucky Property & Building Comm. Rev. TOB VRDO	3.030%	5/9/2005 (4)*	3,000	3,000
Kentucky Property & Building Comm. Rev. TOB VRDO	3.030%	5/9/2005 (1)*	6,850	6,850
Kentucky Rural Water Finance Corp. Rev. PUT	2.400%	10/1/2005	3,000	3,000
Kentucky Rural Water Finance Corp. Rev. PUT	2.400%	10/1/2005	8,000	8,000
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project) TOB VRDO	3.030%	5/9/2005 (2)*	7,570	7,570
Kentucky Turnpike Auth. Econ. Dev. Road Rev. TOB VRDO	3.030%	5/9/2005 (2)*	5,400	5,400
Louisville & Jefferson County KY TOB VRDO	3.030%	5/9/2005 (1)*	15,000	15,000
Warren County KY Rev.
(Western Kentucky Univ. Student Life) VRDO	3.000%	5/9/2005 LOC	64,685	64,685

				239,267

Louisiana (0.3%)
Ernest N. Morial-New Orleans
LA Exhibit Hall Special Tax TOB VRDO	3.030%	5/9/2005 (2)*	10,630	10,630
Louisiana GO TOB VRDO	3.020%	5/9/2005 (2)*	5,260	5,260
Louisiana GO TOB VRDO	3.030%	5/9/2005 (1)*	8,415	8,415
Louisiana Housing Finance Agency
Mortgage Rev. TOB VRDO	3.070%	5/9/2005 *	18,000	18,000

				42,305

Maine (0.6%)
Maine GO BAN	3.000%	6/23/2005	5,125	5,133
Maine Health & Higher Educ. Fac. Auth. Rev.
(Bowdoin College) VRDO	2.950%	5/9/2005 LOC	11,860	11,860
Maine Health & Higher Educ. Fac. Auth. Rev. TOB PUT	1.700%	8/4/2005 (1)*	11,410	11,410
Maine Housing Auth. General. Rev. TOB VRDO	3.030%	5/9/2005 *	7,990	7,990
Maine Housing Auth. General. Rev. TOB VRDO	3.080%	5/9/2005 *	6,250	6,250
Maine Housing Auth. General. Rev. TOB VRDO	3.080%	5/9/2005 *	3,330	3,330
Maine Housing Auth. General. Rev. TOB VRDO	3.080%	5/9/2005 *	7,425	7,425
Maine Housing Auth. General. Rev. TOB VRDO	3.080%	5/9/2005 *	40,990	40,990
Maine Housing Auth. General. Rev. VRDO	3.080%	5/9/2005 *	8,660	8,660

				103,048

Maryland (0.4%)
Anne Arundel County MD GO CP	2.300%	5/10/2005	5,000	5,000

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Frederick County MD
Consolidated Public Improvement VRDO	3.000%	5/9/2005	$1,200	$1,200
Howard County MD Consolidated Public Improvement CP	2.250%	7/14/2005	3,061	3,061
Maryland Dept. of Housing & Community Dev.
Mortgage Rev. Draw Down TOB VRDO	3.030%	5/9/2005 *	13,815	13,815
Maryland Dept. of Housing & Community Dev. TOB VRDO	3.070%	5/9/2005 *	1,955	1,955
Maryland Dept. of Transp. TOB VRDO	3.020%	5/9/2005 *	4,800	4,800
Maryland Econ. Dev. Corp. Rev. VRDO	3.050%	5/2/2005 (2)	3,100	3,100
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System) VRDO	3.000%	5/9/2005 (2)	34,400	34,400

				67,331

Massachusetts (3.5%)
Bedford MA BAN	3.500%	9/28/2005	10,000	10,055
Gloucester County MA BAN	3.000%	9/23/2005	6,382	6,401
Massachusetts Bay Transp. Auth. Rev. TOB VRDO	3.020%	5/9/2005 *	10,000	10,000
Massachusetts Dev. Finance Agency Rev.
(Smith College) VRDO	2.900%	5/9/2005	6,260	6,260
Massachusetts GO TOB VRDO	3.070%	5/9/2005 (3)*	9,960	9,960
Massachusetts GO TOB VRDO	3.070%	5/9/2005 (1)*	31,315	31,315
Massachusetts GO TOB VRDO	3.070%	5/9/2005 (2)*	9,390	9,390
Massachusetts GO VRDO	3.000%	5/9/2005	6,000	6,000
Massachusetts GO VRDO	3.010%	5/9/2005	50,000	50,000
Massachusetts GO VRDO	3.070%	5/9/2005	55,200	55,200
Massachusetts GO VRDO	3.070%	5/9/2005	134,300	134,300
Massachusetts Health & Educ. Fac. Auth. Rev.
(Harvard Univ.) CP	2.040%	5/11/2005	38,161	38,161
Massachusetts Health & Educ. Fac. Auth. Rev.
(Harvard Univ.) CP	2.050%	5/16/2005	14,178	14,178
Massachusetts Health & Educ. Fac. Auth. Rev.
(Harvard Univ.) CP	2.110%	6/9/2005	11,888	11,888
Massachusetts Health & Educ. Fac. Auth. Rev.
(Harvard Univ.) TOB VRDO	3.070%	5/9/2005 (Prere.)*	17,470	17,470
Massachusetts Housing Finance Agency
Housing Rev. VRDO	3.000%	5/9/2005	46,130	46,130
Massachusetts Special Obligation
Dedicated Tax Rev. TOB VRDO	3.070%	5/9/2005 (3)*	9,520	9,520
Massachusetts Water Pollution Abatement TOB VRDO	3.020%	5/9/2005 *	2,655	2,655
Massachusetts Water Resources Auth. Rev. CP	2.200%	6/16/2005 LOC	8,500	8,500
Massachusetts Water Resources Auth. Rev. VRDO	3.050%	5/2/2005 LOC	3,000	3,000
Massachusetts Water Resources Auth. Rev. VRDO	2.990%	5/9/2005 (3)	1,940	1,940
Milton MA BAN	3.000%	8/5/2005	25,000	25,045
Milton MA BAN	3.000%	8/5/2005	9,255	9,285
Peabody MA BAN	3.300%	2/9/2006	17,343	17,475
Springfield MA BAN	3.000%	6/17/2005	22,576	22,612

				556,740

Michigan (5.3%)
Detroit MI City School Dist. TOB VRDO	3.030%	5/9/2005 (3)*	3,675	3,675
Detroit MI Sewer System Rev. TOB VRDO	3.030%	5/9/2005 (1)*	18,000	18,000
Detroit MI Sewer System Rev. TOB VRDO	3.020%	5/9/2005 (4)*	14,025	14,025
Detroit MI Sewer System Rev. VRDO	3.000%	5/9/2005 (3)	32,700	32,700
Detroit MI Water Supply System TOB VRDO	3.020%	5/9/2005 (1)*	15,135	15,135

Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Detroit MI Water Supply System VRDO	3.000%	5/9/2005 (3)	$82,120	$82,120
Detroit MI Water Supply System VRDO	3.040%	5/9/2005 (3)	40,000	40,000
Huron Valley MI School Dist. TOB VRDO	3.030%	5/5/2005 *	11,000	11,000
Jackson County MI Hosp. Finance Auth. Rev.
(W.A. Foote Memorial Hosp.) VRDO	3.020%	5/9/2005 LOC	10,000	10,000
Michigan Building Auth. CP	2.680%	7/21/2005 LOC	50,000	50,000
Michigan Building Auth. Rev. TOB VRDO	3.020%	5/9/2005 *	5,120	5,120
Michigan Building Auth. Rev. TOB VRDO	3.030%	5/9/2005 (4)*	9,635	9,635
Michigan Building Auth. Rev. TOB VRDO	3.030%	5/9/2005 (1)*	4,285	4,285
Michigan Building Auth. Rev. TOB VRDO	3.080%	5/9/2005 (1)*	10,090	10,090
Michigan Building Auth. Rev. VRDO	2.950%	5/9/2005	62,300	62,300
Michigan Environmental Program GO TOB VRDO	3.020%	5/9/2005 *	4,410	4,410
Michigan GAN VRDO	3.000%	5/9/2005 (4)	72,425	72,425
Michigan GO Notes	3.500%	9/30/2005	89,000	89,548
Michigan Higher Educ. Student Loan Auth. VRDO	3.030%	5/9/2005 (2)	34,100	34,100
Michigan Hosp. Finance Auth. Rev.
(Holland Community Hosp.) VRDO	3.020%	5/9/2005 LOC	7,000	7,000
Michigan Housing Dev. Auth. Rev. VRDO	3.040%	5/9/2005 (1)	30,360	30,360
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund) TOB VRDO	3.020%	5/9/2005 *	8,435	8,435
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund) TOB VRDO	3.020%	5/9/2005 *	7,580	7,580
Michigan Muni. Bond Auth. Rev. TOB VRDO	2.900%	5/9/2005 *	32,550	32,550
Michigan Muni. Bond Auth. Rev. TOB VRDO	3.030%	5/9/2005 *	6,000	6,000
Oakland County MI Econ. Dev. Corp.
(Cranbrook Educ. Comm.) VRDO	3.050%	5/9/2005	6,500	6,500
Univ. of Michigan Hosp. Rev. (Medical Service Plan) VRDO	3.050%	5/2/2005	6,345	6,345
Univ. of Michigan Hosp. Rev. (Medical Service Plan) VRDO	2.920%	5/9/2005	39,560	39,560
Univ. of Michigan Hosp. Rev. VRDO	3.050%	5/2/2005	9,250	9,250
Univ. of Michigan Hosp. Rev. VRDO	2.930%	5/9/2005	52,425	52,425
Univ. of Michigan Univ. Rev. VRDO	2.940%	5/9/2005	34,935	34,935
Wayne Charter County MI Airport Rev.
(Detroit Metro. Wayne County) TOB VRDO	3.060%	5/9/2005 (1)*	13,710	13,710
Wayne Charter County MI Airport Rev.
(Detroit Metro. Wayne County) TOB VRDO	3.080%	5/9/2005 (1)*	20,585	20,585

				843,803

Minnesota (1.3%)
Minneapolis MN Rev. (Guthrie Theatre Project) VRDO	3.000%	5/9/2005 LOC	20,000	20,000
Minneapolis MN TOB VRDO	3.030%	5/9/2005 *	3,990	3,990
Minnesota GO TOB VRDO	3.030%	5/9/2005 *	4,875	4,875
Minnesota GO TOB VRDO	3.030%	5/9/2005 *	3,660	3,660
Minnesota GO TOB VRDO	3.030%	5/9/2005 *	2,670	2,670
Minnesota GO TOB VRDO	3.030%	5/9/2005 *	3,870	3,870
Minnesota Housing Finance Agency
Residential Housing Finance PUT	2.300%	12/14/2005	28,045	28,045
Minnesota Housing Finance Agency
Residential Housing Finance VRDO	3.030%	5/9/2005	5,000	5,000
Regents of the Univ. of Minnesota GO VRDO	3.070%	5/9/2005	126,150	126,150
Southern Minnesota Muni. Power Agency
Power Supply System Rev. TOB VRDO	3.030%	5/9/2005 (2)*	7,645	7,645

				205,905

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Mississippi (0.4%)
Mississippi Dev. Bank GO TOB VRDO	3.030%	5/9/2005 (3)*	$6,545	$6,545
Mississippi GO	2.750%	10/1/2005	30,000	30,015
Mississippi GO TOB VRDO	3.030%	5/9/2005 (4)*	9,200	9,200
Mississippi GO TOB VRDO	3.030%	5/9/2005 *	12,515	12,515
Mississippi GO TOB VRDO	3.030%	5/9/2005 (3)*	4,315	4,315
Mississippi GO TOB VRDO	3.030%	5/9/2005 (3)*	4,000	4,000
Mississippi Home Corp. Single Family Rev. TOB VRDO	3.030%	5/9/2005 (3)*	2,265	2,265

				68,855

Missouri (0.7%)
Bi-State Dev. Agency of the Missouri-Illinois Metro. Dist.
(St. Clair County Metrolink Extension) VRDO	3.000%	5/9/2005 (4)	53,500	53,500
Kansas City MO GO TOB VRDO	3.030%	5/9/2005 *	7,345	7,345
Missouri Board Public Building
Special Obligation Rev. TOB VRDO	3.080%	5/9/2005 *	9,255	9,255
Missouri Environmental Improvement
& Energy Resource Auth. Water PCR
(Clean Water SRF Program) TOB VRDO	3.020%	5/9/2005 *	7,530	7,530
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
(BJC Health System) TOB VRDO	3.030%	5/9/2005 *	8,135	8,135
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
(BJC Health System) TOB VRDO	3.030%	5/9/2005 *	3,195	3,195
Missouri Health & Educ. Fac. Auth. Rev.
(Washington Univ.) TOB VRDO	3.030%	5/9/2005 *	9,900	9,900
Missouri Housing Dev. Corp.
Single Family Mortgage Rev. TOB VRDO	3.070%	5/9/2005 *	2,960	2,960
Missouri Housing Dev. Corp.
Single Family Mortgage Rev. TOB VRDO	3.070%	5/9/2005 *	3,235	3,235
Missouri Housing Dev. Corp.
Single Family Mortgage Rev. TOB VRDO	3.130%	5/9/2005 *	4,475	4,475

				109,530

Nebraska (1.0%)
American Public Energy Agency NE
(National Public Gas Agency) VRDO	3.030%	5/9/2005	39,336	39,336
Nebraska Higher Educ. Loan Program VRDO	3.020%	5/9/2005 (1)*	24,700	24,700
Nebraska Higher Educ. Loan Program VRDO	3.020%	5/9/2005 (1)*	20,575	20,575
Nebraska Higher Educ. Loan Program VRDO	3.020%	5/9/2005 (1)*	24,280	24,280
Nebraska Higher Educ. Loan Program VRDO	3.020%	5/9/2005 (1)*	27,675	27,675
Nebraska Public Power Dist. Rev. TOB VRDO	3.030%	5/9/2005 (2)*	3,200	3,200
Nebraska Public Power Dist. Rev. TOB VRDO	3.030%	5/9/2005 (2)*	5,330	5,330
Omaha NE Public Power Dist. Electric Rev. TOB VRDO	3.030%	5/9/2005 *	8,100	8,100
Omaha NE TOB VRDO	3.030%	5/9/2005 *	8,000	8,000

				161,196

Nevada (1.2%)
Clark County NV Airport System Rev. TOB VRDO	3.030%	5/9/2005 (3)*	10,095	10,095
Clark County NV Highway Rev.
(Motor Vehicle Fuel Tax) CP	2.680%	7/14/2005 LOC	20,000	20,000
Clark County NV Passenger Fac. Rev.
(Las Vegas McCarran International Airport) VRDO	3.030%	5/9/2005 (1)	26,000	26,000
Clark County NV School Dist. GO TOB VRDO	3.020%	5/9/2005 (1)*	5,915	5,915
Clark County NV School Dist. GO TOB VRDO	3.020%	5/9/2005 (3)*	10,925	10,925

Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Clark County NV School Dist. GO TOB VRDO	3.030%	5/9/2005 (4)*	$5,665	$5,665
Clark County NV School Dist. GO TOB VRDO	3.030%	5/9/2005 (3)*	7,230	7,230
Clark County NV School Dist. GO TOB VRDO	3.030%	5/9/2005 (3)*	10,665	10,665
Las Vegas Valley Water Dist. Nevada CP	2.050%	5/10/2005	6,000	6,000
Las Vegas Valley Water Dist. Nevada CP	2.050%	5/11/2005	14,000	14,000
Las Vegas Valley Water Dist. Nevada CP	2.050%	5/12/2005	6,000	6,000
Las Vegas Valley Water Dist. Nevada CP	2.050%	5/16/2005	23,600	23,600
Las Vegas Valley Water Dist. Nevada CP	2.000%	5/17/2005	19,200	19,200
Las Vegas Valley Water Dist. Nevada CP	2.000%	5/23/2005	15,000	15,000
Nevada TOB VRDO	3.020%	5/9/2005 *	5,125	5,125

				185,420

New Hampshire (0.2%)
New Hampshire Health & Educ. Fac. Auth. Rev.
(St. Paul's School) VRDO	3.040%	5/9/2005	34,080	34,080

New Jersey (0.8%)
Middlesex County NJ BAN	2.750%	6/22/2005	25,000	25,025
New Jersey Econ. Dev. Auth. Rev.
(School Fac.) TOB VRDO	3.050%	5/9/2005 (2)*	14,500	14,500
New Jersey GO TOB VRDO	3.080%	5/9/2005 *	55,000	55,000
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.020%	5/9/2005 (1)(3)*	32,000	32,000

				126,525

New Mexico (1.3%)
New Mexico Finance Auth. Rev. TOB VRDO	3.020%	5/9/2005 (2)*	8,045	8,045
New Mexico Finance Auth. Transp. Rev. TOB VRDO	3.030%	5/9/2005 (1)*	5,240	5,240
New Mexico Finance Auth. Transp. Rev. TOB VRDO	3.030%	5/9/2005 (2)*	5,255	5,255
New Mexico Finance Auth. Transp. Rev. TOB VRDO	3.030%	5/9/2005 (1)*	17,855	17,855
New Mexico Finance Auth. Transp. Rev. TOB VRDO	3.030%	5/9/2005 (1)*	15,580	15,580
New Mexico GO TOB VRDO	3.080%	5/9/2005 *	40,000	40,000
New Mexico Mortgage Finance Auth.
Single Family Mortgage TOB VRDO	3.070%	5/9/2005 *	2,425	2,425
New Mexico Mortgage Finance Auth.
Single Family Mortgage TOB VRDO	3.070%	5/9/2005 *	2,685	2,685
New Mexico TRAN	3.000%	6/30/2005	45,000	45,081
Univ. of New Mexico Univ. Rev. VRDO	3.000%	5/9/2005	12,000	12,000
Univ. of New Mexico Univ. Rev. VRDO	3.000%	5/9/2005	36,940	36,940
Univ. of New Mexico Univ. Rev. VRDO	3.070%	5/9/2005	22,100	22,100

				213,206

New York (2.1%)
Half Hollow Hills NY Central School Dist.
Huntington & Babylon TAN	3.000%	6/30/2005	11,000	11,018
Metro. New York Transp. Auth. Rev. VRDO	3.000%	5/9/2005 (10)	40,000	40,000
New York City NY GO TOB VRDO	3.030%	5/9/2005 (4)*	7,310	7,310
New York City NY Muni. Water Finance Auth.
Water & Sewer System CP	2.430%	7/7/2005	22,000	22,000
New York City NY Muni. Water Finance Auth.
Water & Sewer System CP	2.490%	7/7/2005	70,000	70,000
New York City NY Transitional Finance Auth. Rev.
TOB VRDO	3.020%	5/9/2005 *	12,175	12,175
New York City NY Transitional Finance Auth. Rev. VRDO	3.050%	5/2/2005	10,665	10,665
New York City NY Transitional Finance Auth. Rev. VRDO	2.980%	5/9/2005	26,800	26,800

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

New York City NY Transitional Finance Auth. Rev. VRDO	2.980%	5/9/2005	$5,175	$5,175
New York State Thruway Auth. Rev. BAN	2.250%	10/6/2005	52,000	51,999
Port Auth. of New York & New Jersey Rev. TOB VRDO	3.040%	5/9/2005 *	10,000	10,000
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	3.010%	5/9/2005	62,855	62,855

				329,997

North Carolina (2.6%)
Charlotte NC Water & Sewer System Rev. CP	2.200%	8/18/2005	6,450	6,450
Charlotte NC Water & Sewer System Rev. CP	2.500%	12/9/2005	10,800	10,800
Charlotte NC Water & Sewer System Rev. VRDO	3.000%	5/9/2005	56,700	56,700
Mecklenburg County NC GO VRDO	2.950%	5/9/2005	8,200	8,200
Mecklenburg County NC GO VRDO	2.950%	5/9/2005	8,200	8,200
Mecklenburg County NC GO VRDO	2.950%	5/9/2005	9,000	9,000
Mecklenburg County NC GO VRDO	2.950%	5/9/2005	7,000	7,000
Mecklenburg County NC GO VRDO	2.950%	5/9/2005	10,000	10,000
Mecklenburg County NC GO VRDO	2.950%	5/9/2005	13,500	13,500
Mecklenburg County NC GO VRDO	2.950%	5/9/2005	6,600	6,600
Mecklenburg County NC GO VRDO	2.950%	5/9/2005	7,000	7,000
Mecklenburg County NC GO VRDO	2.950%	5/9/2005	8,200	8,200
Mecklenburg County NC GO VRDO	2.990%	5/9/2005	46,000	46,000
North Carolina Capital Fac. Finance Agency
(YMCA of Greater Winston-Salem) VRDO	3.000%	5/9/2005 LOC	12,785	12,785
North Carolina Capital Fac. Finance Agency Rev.
(Republic Services, Inc. Project) VRDO	3.080%	5/2/2005 LOC	5,000	5,000
North Carolina Eastern Muni. Power Agency Rev.
TOB VRDO	3.020%	5/9/2005 (3)*	4,075	4,075
North Carolina GO TOB VRDO	3.020%	5/9/2005 *	2,500	2,500
North Carolina GO TOB VRDO	3.030%	5/9/2005 *	2,370	2,370
North Carolina Housing Finance Agency TOB VRDO	3.130%	5/9/2005 *	3,900	3,900
North Carolina Medical Care Comm. Hosp.
(Moses H. Cone Memorial Hosp.) VRDO	3.000%	5/9/2005	47,700	47,700
North Carolina State Univ. Raleigh Rev. TOB VRDO	3.020%	5/9/2005 (2)*	5,105	5,105
Raleigh NC Downtown Improvement Project COP VRDO	2.990%	5/9/2005	15,000	15,000
Raleigh NC Downtown Improvement Project COP VRDO	2.990%	5/9/2005	45,000	45,000
Union County NC GO VRDO	2.980%	5/9/2005	4,680	4,680
Univ. of North Carolina Univ. Rev. VRDO	3.070%	5/9/2005	14,840	14,840
Wake County NC Public Improvement GO PUT	4.000%	4/1/2006	27,000	27,316
Wake County NC Public Improvement GO TOB VRDO	3.030%	5/9/2005 (11)*	6,500	6,500
Winston-Salem NC Water & Sewer System Rev. VRDO	2.950%	5/9/2005	19,700	19,700
Winston-Salem NC Water & Sewer System Rev. VRDO	3.010%	5/9/2005	5,000	5,000

				419,121

North Dakota (0.1%)
North Dakota Rural Water Finance Corp. Rev. PUT	2.400%	10/1/2005	12,000	12,000

Ohio (2.3%)
Cleveland OH Airport System Rev. VRDO	3.000%	5/9/2005 (4)	24,200	24,200
Cuyahoga County OH Hosp. Rev.
(Cleveland Clinic Foundation) VRDO	3.100%	5/2/2005	9,000	9,000
Franklin County OH Hosp. Rev. (U.S. Health Corp.) VRDO	2.990%	5/9/2005 LOC	8,300	8,300
Hamilton OH Electric System Rev. VRDO	3.020%	5/9/2005 (4)	78,590	78,590
Independence OH BAN	4.250%	5/9/2006 †	4,400	4,458
Kent State Univ. Ohio VRDO	3.040%	5/9/2005 (1)	26,600	26,600

Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Montgomery County OH Rev.
(Catholic Health Initiatives) VRDO	3.000%	5/9/2005	$19,650	$19,650
Ohio Building Auth.
(Adult Correctional Building Fund) TOB VRDO	3.020%	5/9/2005 *	7,920	7,920
Ohio Building Auth. Rev.
(State Correctional Fac.) TOB VRDO	3.030%	5/9/2005 (4)*	13,460	13,460
Ohio Building Auth. Rev. (Vera Rifle Center) TOB VRDO	3.080%	5/9/2005 *	10,000	10,000
Ohio Common Schools GO TOB VRDO	3.020%	5/9/2005 *	5,605	5,605
Ohio Common Schools GO VRDO	2.980%	5/9/2005	10,000	10,000
Ohio GO TOB VRDO	3.030%	5/9/2005 *	4,135	4,135
Ohio GO VRDO	2.940%	5/4/2005	31,345	31,345
Ohio Higher Educ. Capital Fac. Rev.	5.250%	5/1/2005	2,695	2,695
Ohio Higher Educ. Fac. Comm. Rev.
(Case Western Reserve Univ.) VRDO	3.050%	5/2/2005	10,100	10,100
Ohio Higher Educ. Fac. Comm. Rev.
(Case Western Reserve Univ.) VRDO	2.940%	5/9/2005	18,755	18,755
Ohio Higher Educ. Fac. Comm. Rev.
(Marietta College) VRDO	3.020%	5/9/2005 LOC	5,500	5,500
Ohio Housing Finance Agency Mortgage Rev. VRDO	2.980%	5/9/2005	5,000	5,000
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.030%	5/9/2005	8,200	8,200
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.090%	5/9/2005	8,095	8,095
Ohio State Univ. General Receipts Rev. VRDO	2.990%	5/9/2005	22,150	22,150
Ohio State Univ. General Receipts Rev. VRDO	2.990%	5/9/2005	18,800	18,800
Ohio Water Dev. Auth. PCR (Cleveland Electric Co.) VRDO	3.010%	5/9/2005 LOC	7,700	7,700
Univ. of Akron OH General Receipts Rev. VRDO	2.990%	5/9/2005 (3)	13,000	13,000

				373,258

Oklahoma (0.5%)
Oklahoma State Water Resource Board State Loan PUT	2.470%	10/1/2005	9,000	9,000
Oklahoma State Water Resource Board State Loan PUT	2.470%	10/1/2005	38,000	38,000
Oklahoma Student Loan Auth. VRDO	3.050%	5/9/2005 (1)	10,000	10,000
Oklahoma Student Loan Auth. VRDO	3.050%	5/9/2005 (1)	10,000	10,000
Payne County OK Economic Dev. Auth.
Student Housing Rev. VRDO	3.040%	5/9/2005 (2)	8,000	8,000
Tulsa County OK Ind. Auth. PUT	2.050%	5/16/2005	10,000	10,000

				85,000

Oregon (0.8%)
Oregon Housing & Community Service Dept.
Single Family Mortgage Rev.	2.000%	6/1/2005	2,300	2,300
Oregon Housing & Community Service Dept.
Single Family Mortgage Rev.	2.050%	6/1/2005	1,500	1,500
Oregon Housing & Community Service Dept.
Single Family Mortgage Rev.	2.050%	6/1/2005	3,000	3,000
Oregon Housing & Community Service Dept.
Single Family Mortgage Rev.	2.100%	9/1/2005	3,000	3,000
Oregon Housing & Community Service Dept.
Single Family Mortgage Rev.	2.150%	9/1/2005	5,500	5,500
Oregon Housing & Community Service Dept.
Single Family Mortgage Rev. VRDO	3.050%	5/9/2005	6,000	6,000
Oregon State Board of Higher Educ. TOB VRDO	3.030%	5/9/2005 *	4,970	4,970
Oregon State Dept. Administrative Services TOB VRDO	3.030%	5/9/2005 (4)*	9,000	9,000
Oregon State Veteran Welfare Services VRDO	2.980%	5/9/2005	6,000	6,000

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Oregon TAN	3.000%	6/30/2005	$55,000	$55,111
Oregon TAN TOB VRDO	3.080%	5/9/2005 *	25,000	25,000
Portland OR Econ. Dev. (Broadway Project) VRDO	3.020%	5/9/2005 (2)	6,275	6,275
Portland OR Sewer System Rev. TOB VRDO	3.030%	5/9/2005 (4)*	1,595	1,595

				129,251

Pennsylvania (2.9%)
Berks County PA IDA (Lutheran Health Care) VRDO	3.000%	5/9/2005 (2)	8,100	8,100
Geisinger Health System Auth. of Pennsylvania Rev.
(Penn State Geisinger Health System) VRDO	3.050%	5/2/2005	3,400	3,400
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	3.000%	5/9/2005 (2)	44,000	44,000
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	3.050%	5/9/2005 (2)	30,800	30,800
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	3.050%	5/9/2005 (2)	13,500	13,500
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	3.050%	5/9/2005 (4)	32,400	32,400
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Carnegie Mellon Univ.) VRDO	3.040%	5/3/2005	11,880	11,880
Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	3.030%	5/9/2005	30,210	30,210
Pennsylvania Housing Finance Agency Rev. TOB VRDO	3.060%	5/9/2005 (4)*	7,870	7,870
Pennsylvania IDA Auth. Rev. (Economic Dev.)	5.500%	7/1/2005 (2)	1,930	1,941
Pennsylvania Turnpike Comm. Rev. TOB VRDO	3.020%	5/9/2005 (2)*	8,430	8,430
Pennsylvania Turnpike Comm. Rev. VRDO	2.950%	5/9/2005	52,000	52,000
Pennsylvania Turnpike Comm. Rev. VRDO	3.000%	5/9/2005	6,660	6,660
Pennsylvania Turnpike Comm. Rev. VRDO	3.000%	5/9/2005	17,200	17,200
Pennsylvania Turnpike Comm. Rev. VRDO	3.000%	5/9/2005	47,090	47,090
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children's Hosp. of Philadelphia) VRDO	3.050%	5/2/2005	1,200	1,200
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children's Hosp. of Philadelphia) VRDO	3.050%	5/2/2005 (1)	2,850	2,850
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children's Hosp. of Philadelphia) VRDO	3.050%	5/2/2005 (1)	6,000	6,000
Philadelphia PA Water & Waste Water Rev. VRDO	2.980%	5/9/2005 (2)	12,700	12,700
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital Asset
Financial Program) VRDO	2.930%	5/9/2005 (2)	6,800	6,800
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital Asset
Financial Program) VRDO	2.930%	5/9/2005 (2)	2,700	2,700
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital Asset
Financial Program) VRDO	2.930%	5/9/2005 (2)	400	400
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital Asset
Financial Program) VRDO	2.930%	5/9/2005 (2)	12,000	12,000
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital Asset
Financial Program) VRDO	2.930%	5/9/2005 (2)	8,700	8,700

Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital Asset
Financial Program) VRDO	2.960%	5/9/2005 (2)	$19,300	$19,300
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital Asset
Financial Program) VRDO	2.960%	5/9/2005 (2)	1,500	1,500
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital Asset
Financial Program) VRDO	2.960%	5/9/2005 (2)	9,400	9,400
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	3.040%	5/9/2005	11,360	11,360
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	3.040%	5/9/2005	3,600	3,600
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	3.040%	5/9/2005	4,000	4,000
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	3.040%	5/9/2005	5,000	5,000
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	3.040%	5/9/2005	5,000	5,000
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	3.040%	5/9/2005	29,550	29,550
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	3.040%	5/9/2005	5,000	5,000
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	3.040%	5/9/2005	5,000	5,000

				467,541

Puerto Rico (0.6%)
Puerto Rico Govt. Dev. Bank CP	2.650%	5/10/2005	20,000	20,000
Puerto Rico Govt. Dev. Bank CP	2.900%	5/10/2005	10,100	10,100
Puerto Rico TRAN	3.000%	7/29/2005	67,000	67,204

				97,304

Rhode Island (0.0%)
Rhode Island Housing & Mortgage Finance Corp. Rev.
TOB VRDO	3.070%	5/9/2005 (4)*	5,995	5,995

South Carolina (0.8%)
Charleston SC Waterworks & Sewer Rev.
Capital Improvement VRDO	3.020%	5/9/2005	11,000	11,000
Horry County SC School Dist. GO TOB VRDO	3.020%	5/9/2005 (4)*	3,770	3,770
North Charleston SC VRDO	3.000%	5/9/2005 (1)	25,555	25,555
Piedmont SC Muni. Power Agency Rev. TOB VRDO	3.080%	5/9/2005 (1)*	5,530	5,530
South Carolina GO TOB VRDO	3.030%	5/9/2005 *	11,940	11,940
South Carolina Public Service Auth. Rev. TOB VRDO	3.030%	5/9/2005 (2)*	11,000	11,000

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

South Carolina Public Service Auth. Rev. TOB VRDO	3.030%	5/9/2005 (4)*	$10,000	$10,000
South Carolina Public Service Auth. Rev. TOB VRDO	3.030%	5/9/2005 (2)*	4,570	4,570
South Carolina Public Service Auth. Rev. TOB VRDO	3.080%	5/9/2005 (2)*	20,730	20,730
South Carolina Transp. Infrastructure Rev. TOB VRDO	3.020%	5/9/2005 (2)*	7,850	7,850
South Carolina Transp. Infrastructure Rev. TOB VRDO	3.020%	5/9/2005 (2)*	12,405	12,405

				124,350

South Dakota (0.2%)
South Dakota Health & Educ. Fac. Auth. Rev.
(Sioux Valley Hosp. & Health System) VRDO	3.050%	5/9/2005 LOC	17,090	17,090
South Dakota Housing Dev. Auth.
Homeownership Mortgage Rev. TOB VRDO	3.130%	5/9/2005 *	5,000	5,000
South Dakota Housing Dev. Auth.
Single Family Mortgage TOB VRDO	3.030%	5/9/2005 *	2,225	2,225
South Dakota Housing Dev. Auth.
Single Family Mortgage TOB VRDO	3.080%	5/9/2005 *	4,645	4,645
South Dakota Housing Dev. Auth.
Single Family Mortgage TOB VRDO	3.080%	5/9/2005 *	1,780	1,780

				30,740

Tennessee (1.6%)
Blount County TN Public Building Auth.
(Local Govt. Public Improvement Bonds) VRDO	3.060%	5/2/2005 (2)	18,000	18,000
Chattanooga TN Health, Educ.,
& Housing Fac. Board Rev. VRDO	3.000%	5/9/2005 LOC	35,080	35,080
Knox County TN Public Improvement TOB VRDO	3.030%	5/5/2005 *	34,275	34,275
Memphis TN Electric System Rev. TOB VRDO	3.030%	5/9/2005 (1)*	4,300	4,300
Memphis TN Electric System Rev. TOB VRDO	3.030%	5/9/2005 (1)*	2,800	2,800
Memphis TN GO TOB VRDO	3.030%	5/9/2005 (1)*	3,625	3,625
Metro. Govt. of Nashville & Davidson County TN CP	1.920%	5/12/2005	10,000	10,000
Metro. Govt. of Nashville & Davidson County TN CP	2.270%	9/9/2005	10,000	10,000
Metro. Govt. of Nashville & Davidson County TN
Health & Educ. Fac. Board Rev. (Ascension Health) PUT	1.650%	8/3/2005	15,750	15,750
Metro. Govt. of Nashville & Davidson County TN
Ind. Dev. Board (Country Music Hall of Fame) VRDO	3.010%	5/9/2005 LOC	13,400	13,400
Metro. Govt. of Nashville TN Airport Auth.
Improvement Refunding VRDO	2.980%	5/9/2005 (3)LOC	35,700	35,700
Shelby County TN GO CP	2.400%	5/6/2005	6,000	6,000
Shelby County TN GO VRDO	3.000%	5/9/2005	14,400	14,400
Sumner County TN Capital Outlay VRDO	2.990%	5/9/2005 LOC	26,000	26,000
Sumner County TN Capital Outlay VRDO	2.990%	5/9/2005 LOC	24,500	24,500
Tennessee Housing Dev. Agency
(Homeownership Program) TOB VRDO	3.130%	5/9/2005 *	6,065	6,065
Tennessee Housing Dev. Agency
(Homeownership Program) TOB VRDO	3.130%	5/9/2005 *	2,750	2,750

				262,645

Texas (14.7%)
Austin TX Combined Util. System Rev. CP	2.400%	5/5/2005 LOC	40,658	40,658
Austin TX Combined Util. System Rev. CP	2.600%	5/12/2005 LOC	26,560	26,560
Austin TX Electric Util. System Rev. TOB VRDO	3.030%	5/9/2005 (1)*	4,800	4,800
Austin TX Public Improvement GO TOB VRDO	3.020%	5/9/2005 *	8,880	8,880
Austin TX Public Improvement GO TOB VRDO	3.030%	5/9/2005 *	6,550	6,550
Austin TX Public Improvement GO TOB VRDO	3.030%	5/9/2005 (1)*	8,730	8,730

Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Board of Regents of the Univ. of Texas System
Permanent Univ. Fund CP	2.050%	5/11/2005	$11,650	$11,650
Board of Regents of the Univ. of Texas System
Permanent Univ. Fund CP	2.050%	5/17/2005	16,000	16,000
Board of Regents of the Univ. of Texas System
Permanent Univ. Fund CP	2.050%	5/25/2005	18,021	18,021
Board of Regents of the Univ. of Texas System Rev.
Financing System TOB VRDO	3.030%	5/9/2005 *	10,215	10,215
Board of Regents of the Univ. of Texas System Rev.
TOB VRDO	3.030%	5/9/2005 *	4,673	4,673
Conroe TX Independent School Dist. TOB VRDO	3.020%	5/9/2005 (3)*	5,570	5,570
Cypress-Fairbanks TX Independent School Dist. TOB VRDO	3.030%	5/9/2005 *	11,880	11,880
Cypress-Fairbanks TX Independent School Dist.
Unlimited Tax Schoolhouse TOB VRDO	3.020%	5/9/2005 *	5,165	5,165
Cypress-Fairbanks TX Independent School Dist.
Unlimited Tax Schoolhouse TOB VRDO	3.030%	5/9/2005 *	1,565	1,565
Cypress-Fairbanks TX Independent School Dist.
Unlimited Tax Schoolhouse TOB VRDO	3.080%	5/9/2005 *	3,995	3,995
Dallas TX Area Rapid Transit TOB VRDO	3.020%	5/9/2005 (3)*	5,260	5,260
Dallas TX Area Rapid Transit TOB VRDO	3.030%	5/9/2005 (2)*	3,985	3,985
Dallas TX Area Rapid Transit TOB VRDO	3.030%	5/9/2005 (2)*	6,000	6,000
Dallas TX GO TOB VRDO	3.030%	5/9/2005 *	5,895	5,895
Dallas TX Independent School Dist. GO TOB VRDO	3.020%	5/9/2005 *	3,675	3,675
Dallas TX Independent School Dist. GO TOB VRDO	3.030%	5/9/2005 *	6,170	6,170
Dallas TX Independent School Dist. GO TOB VRDO	3.030%	5/9/2005 *	4,795	4,795
Dallas TX Rapid Transit Tax TOB VRDO	3.030%	5/9/2005 (2)*	9,920	9,920
Dallas TX Waterworks & Sewer System Rev. TOB VRDO	3.030%	5/9/2005 *	19,085	19,085
Dallas-Fort Worth TX International Airport Rev. TOB VRDO	3.060%	5/9/2005 (4)*	2,195	2,195
Dallas-Fort Worth TX International Airport Rev. TOB VRDO	3.060%	5/9/2005 (1)*	3,990	3,990
Dallas-Fort Worth TX International Airport Rev. TOB VRDO	3.070%	5/9/2005 (1)*	3,000	3,000
Dallas-Fort Worth TX International Airport Rev. TOB VRDO	3.070%	5/9/2005 (4)*	2,525	2,525
Dallas-Fort Worth TX International Airport Rev. TOB VRDO	3.080%	5/9/2005 (3)*	4,280	4,280
Denton TX Independent School Dist. VRDO	3.070%	5/9/2005	10,500	10,500
El Paso TX GO TOB VRDO	3.030%	5/9/2005 (4)*	12,215	12,215
El Paso TX GO TOB VRDO	3.030%	5/9/2005 (4)*	3,155	3,155
El Paso TX Independent School Dist. School Building
GO VRDO	3.000%	5/9/2005	25,530	25,530
Frisco TX TOB VRDO	3.020%	5/9/2005 (4)*	4,170	4,170
Garland TX Independent School Dist. PUT	2.050%	6/15/2005	7,125	7,125
Garland TX Independent School Dist. TOB VRDO	3.030%	5/9/2005 *	3,950	3,950
Greater East Texas Higher Educ. Auth.
Student Loan Rev. VRDO	3.050%	5/9/2005 LOC*	40,000	40,000
Greater East Texas Higher Educ. Auth.
Student Loan Rev. VRDO	3.050%	5/9/2005 LOC*	9,600	9,600
Greater East Texas Higher Educ. Auth.
Student Loan Rev. VRDO	3.050%	5/9/2005 LOC*	10,000	10,000
Greater East Texas Higher Educ. Auth.
Student Loan Rev. VRDO	3.090%	5/9/2005 LOC*	11,000	11,000
Harris County TX GO TOB VRDO	3.030%	5/5/2005 (3)*	4,730	4,730
Harris County TX GO TOB VRDO	3.020%	5/9/2005 *	8,235	8,235
Harris County TX GO TOB VRDO	3.030%	5/9/2005 (3)*	11,470	11,470

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Harris County TX GO TOB VRDO	3.030%	5/9/2005 (4)*	2,905	2,905
Harris County TX GO TOB VRDO	3.030%	5/9/2005 *	$5,605	$5,605
Harris County TX Health Fac. Dev. Corp. Rev.
(Methodist Hosp.) PUT	2.070%	5/9/2005	166,500	166,500
Harris County TX Health Fac. Dev. Corp. Rev.
(Methodist Hosp.) VRDO	3.070%	5/2/2005 (Prere.)	11,980	11,980
Harris County TX Health Fac. Dev. Corp. Rev.
(St. Luke's Episcopal Hosp.) TOB VRDO	3.030%	5/9/2005 *	4,245	4,245
Harris County TX Health Fac. Dev. Corp. Rev.
(St. Luke's Episcopal Hosp.) TOB VRDO	3.030%	5/9/2005 *	5,500	5,500
Harris County TX Health Fac. Dev. Corp. Rev.
(St. Luke's Episcopal Hosp.) VRDO	3.070%	5/2/2005	94,440	94,440
Harris County TX Health Fac. Dev. Corp. Rev.
(Young Men's Christian Assoc. of
Greater Houston) VRDO	3.050%	5/2/2005 LOC	23,635	23,635
Harris County TX Permanent Improvement
& Refunding TOB VRDO	3.020%	5/9/2005 *	6,030	6,030
Harris County TX Toll Road Rev. TOB VRDO	3.030%	5/9/2005 *	9,380	9,380
Harris County TX Toll Road Rev. TOB VRDO	3.030%	5/9/2005 (3)*	5,410	5,410
Houston TX Airport System Rev. TOB VRDO	3.040%	5/9/2005 (4)*	3,000	3,000
Houston TX GO CP	2.110%	6/9/2005	26,000	26,000
Houston TX GO Public Improvement TOB VRDO	3.020%	5/9/2005 (4)*	4,000	4,000
Houston TX GO TOB VRDO	3.030%	5/9/2005 (1)*	4,000	4,000
Houston TX GO TOB VRDO	3.030%	5/9/2005 (1)*	2,775	2,775
Houston TX GO TOB VRDO	3.030%	5/9/2005 (1)*	4,590	4,590
Houston TX GO TOB VRDO	3.030%	5/9/2005 (1)*	4,950	4,950
Houston TX GO TOB VRDO	3.080%	5/9/2005 *	21,935	21,935
Houston TX Independent School Dist. GO PUT	1.620%	6/9/2005	125,000	124,899
Houston TX Independent School Dist. GO TOB PUT	1.800%	6/14/2005 (4)*	9,995	9,995
Houston TX Independent School Dist. GO TOB VRDO	3.030%	5/9/2005 (4)*	19,205	19,205
Houston TX Independent School Dist. GO TOB VRDO	3.030%	5/9/2005 (4)*	4,500	4,500
Houston TX TRAN	3.000%	6/30/2005	9,400	9,421
Houston TX Util. System Rev. TOB VRDO	3.020%	5/9/2005 (1)*	10,585	10,585
Houston TX Util. System Rev. TOB VRDO	3.020%	5/9/2005 (1)*	7,315	7,315
Houston TX Util. System Rev. TOB VRDO	3.020%	5/9/2005 (1)*	5,000	5,000
Houston TX Util. System Rev. TOB VRDO	3.020%	5/9/2005 (3)*	5,460	5,460
Houston TX Util. System Rev. TOB VRDO	3.020%	5/9/2005 (3)*	5,215	5,215
Houston TX Util. System Rev. TOB VRDO	3.020%	5/9/2005 (4)*	5,195	5,195
Houston TX Util. System Rev. TOB VRDO	3.030%	5/9/2005 (1)*	4,995	4,995
Houston TX Util. System Rev. TOB VRDO	3.030%	5/9/2005 (1)*	6,500	6,500
Houston TX Util. System Rev. TOB VRDO	3.030%	5/9/2005 (4)*	10,285	10,285
Houston TX Util. System Rev. TOB VRDO	3.040%	5/9/2005 (4)*	12,600	12,600
Houston TX Util. System Rev. TOB VRDO	3.080%	5/9/2005 (1)*	12,145	12,145
Houston TX Util. System Rev. TOB VRDO	3.080%	5/9/2005 (1)*	9,195	9,195
Houston TX Util. System Rev. TOB VRDO	3.080%	5/9/2005 (1)*	15,465	15,465
Houston TX Util. System Rev. TOB VRDO	3.080%	5/9/2005 (1)*	7,695	7,695
Houston TX Water & Sewer System Rev. TOB VRDO	3.030%	5/9/2005 (1)*	9,995	9,995
Houston TX Water & Sewer System Rev. TOB VRDO	3.030%	5/9/2005 (4)*	25,000	25,000
Humble TX Independent School Dist. School Building VRDO	3.000%	5/9/2005	65,255	65,255
Irving TX Waterworks & Sewer Rev. TOB VRDO	3.030%	5/9/2005 (2)*	2,300	2,300
Judson TX Independent School Dist. TOB VRDO	3.030%	5/9/2005 *	6,255	6,255

Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Klein TX Independent School Dist.
Unlimited Tax Schoolhouse TOB VRDO	3.020%	5/5/2005 *	$5,560	$5,560
Klein TX Independent School Dist.
Unlimited Tax Schoolhouse TOB VRDO	3.080%	5/9/2005 (3)*	4,170	4,170
Lamar TX Independent School Dist. TOB VRDO	3.030%	5/9/2005 *	8,215	8,215
Laredo TX Independent School Dist.
Unlimited Tax School Building & Refunding TOB VRDO	3.030%	5/9/2005 *	18,905	18,905
Lower Colorado River Auth. Texas Rev. TOB VRDO	3.020%	5/9/2005 (2)*	12,420	12,420
Mansfield TX Independent School Dist. TOB VRDO	3.030%	5/9/2005 *	3,085	3,085
Mansfield TX Independent School Dist. TOB VRDO	3.080%	5/9/2005 *	9,995	9,995
Mesquite TX Independent School Dist.
School Building TOB VRDO	3.030%	5/9/2005 *	2,350	2,350
Mesquite TX Independent School Dist.
School Building VRDO	3.000%	5/9/2005	13,365	13,365
North East TX Independent School Dist. GO TOB VRDO	3.030%	5/9/2005 *	4,870	4,870
North Texas Higher Educ. Auth. Student Loan VRDO	3.030%	5/9/2005 (2)	5,000	5,000
North Texas Higher Educ. Auth. Student Loan VRDO	3.030%	5/9/2005 (2)	17,500	17,500
North Texas Higher Educ. Auth. Student Loan VRDO	3.030%	5/9/2005 LOC	25,500	25,500
North Texas Higher Educ. Auth. Student Loan VRDO	3.030%	5/9/2005 LOC	18,080	18,080
North Texas Higher Educ. Auth. Student Loan VRDO	3.030%	5/9/2005 LOC	18,000	18,000
North Texas Higher Educ. Auth. Student Loan VRDO	3.030%	5/9/2005 LOC	31,840	31,840
North Texas Higher Educ. Auth. Student Loan VRDO	3.030%	5/9/2005 LOC	30,500	30,500
North Texas Tollway Auth.
(Dallas North Tollway) System Rev. TOB VRDO	3.020%	5/9/2005 (4)*	7,280	7,280
North Texas Tollway Auth.
(Dallas North Tollway) System Rev. TOB VRDO	3.030%	5/9/2005 (4)*	2,600	2,600
North Texas Tollway Auth.
(Dallas North Tollway) System Rev. VRDO	3.000%	5/9/2005 (4)	6,800	6,800
North Texas Tollway Auth.
(Dallas North Tollway) System Rev. VRDO	3.000%	5/9/2005 (4)	9,000	9,000
North Texas Tollway Auth.
(Dallas North Tollway) System Rev. VRDO	3.000%	5/9/2005 (4)	16,400	16,400
Northside TX Independent School Dist. GO TOB VRDO	3.030%	5/9/2005 *	3,455	3,455
Pasadena TX Independent School Dist. PUT	4.700%	9/1/2005 (4)	18,000	18,139
Red River TX Auth. PCR
(Southwestern Public Service) VRDO	3.000%	5/9/2005 (2)	20,000	20,000
San Antonio TX Electric & Gas Rev. TOB VRDO	3.020%	5/9/2005 *	13,085	13,085
San Antonio TX Electric & Gas Rev. TOB VRDO	3.030%	5/9/2005 *	6,305	6,305
San Antonio TX Electric & Gas Rev. TOB VRDO	3.030%	5/9/2005 *	5,390	5,390
San Antonio TX Electric & Gas Rev. TOB VRDO	3.030%	5/9/2005 (4)*	13,200	13,200
San Antonio TX Electric & Gas Rev. TOB VRDO	3.030%	5/9/2005 *	8,175	8,175
San Antonio TX Electric & Gas Rev. VRDO	3.070%	5/9/2005	30,000	30,000
San Antonio TX Independent School Dist. GO TOB VRDO	3.030%	5/9/2005 *	17,710	17,710
Southwest Texas Higher Educ. Auth. Inc.
(Southern Methodist Univ.) VRDO	2.980%	5/9/2005 LOC	4,000	4,000
Southwest Texas Higher Educ. Auth. Inc.
(Southern Methodist Univ.) VRDO	2.980%	5/9/2005 LOC	15,400	15,400
Spring Branch TX Independent School Dist. GO PUT	1.750%	9/9/2005	15,700	15,700
Texas A & M Univ. Permanent Univ. Fund TOB VRDO	3.030%	5/9/2005 *	3,950	3,950
Texas A & M Univ. System CP	2.050%	5/11/2005	20,580	20,580

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Texas A & M Univ. System Rev. Financing Bonds
TOB VRDO	3.030%	5/9/2005 *	$4,970	$4,970
Texas Dept. of Housing & Community Affairs
Single Mortgage Rev. PUT	1.950%	8/3/2005	18,000	18,000
Texas Dept. of Housing & Community Affairs
Single Mortgage Rev. TOB VRDO	3.130%	5/9/2005 (4)*	5,000	5,000
Texas Dept. of Housing & Community Affairs
Single Mortgage Rev. VRDO	3.020%	5/9/2005 (4)	50,000	50,000
Texas Dept. of Housing & Community Affairs
Single Mortgage Rev. VRDO	3.050%	5/9/2005 (4)	5,800	5,800
Texas GO Public Finance Auth.	5.000%	10/1/2005	9,000	9,113
Texas GO TOB VRDO	2.900%	5/9/2005 *	57,500	57,500
Texas GO TOB VRDO	2.900%	5/9/2005 *	52,000	52,000
Texas GO TOB VRDO	3.030%	5/9/2005 *	5,645	5,645
Texas GO Veterans Housing Assistance
Program Fund II VRDO	3.020%	5/9/2005	4,705	4,705
Texas GO Veterans Housing Assistance Program VRDO	3.090%	5/9/2005	19,880	19,880
Texas Public Finance Auth. Rev.
(Unemployment Compensation Obligation) CP	2.070%	5/16/2005	27,000	27,000
Texas State College Student Loan PUT	1.800%	7/1/2005	20,000	20,000
Texas State College Student Loan PUT	1.800%	7/1/2005	30,000	30,000
Texas State Univ. System TOB VRDO	3.030%	5/9/2005 (4)*	12,150	12,150
Texas State Veterans Housing VRDO	3.040%	5/9/2005	33,300	33,300
Texas TRAN	3.000%	8/31/2005	78,545	78,865
Texas Turnpike Auth. Central Texas Turnpike
System Rev. TOB VRDO	3.030%	5/9/2005 (2)*	12,000	12,000
Texas Turnpike Auth. Central Texas Turnpike
System Rev. TOB VRDO	3.030%	5/9/2005 (2)*	5,995	5,995
Texas Turnpike Auth. Central Texas Turnpike
System Rev. TOB VRDO	3.030%	5/9/2005 (2)*	9,900	9,900
Texas Water Dev. Board Rev. TOB VRDO	3.030%	5/9/2005 *	7,395	7,395
Univ. of Houston TX Rev. TOB VRDO	3.020%	5/9/2005 (2)*	6,025	6,025
Univ. of Houston TX Rev. VRDO	3.000%	5/9/2005	15,150	15,150
Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	3.030%	5/9/2005 *	2,590	2,590
Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	3.030%	5/9/2005 *	9,330	9,330
Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	3.030%	5/9/2005 *	3,795	3,795
Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	3.030%	5/9/2005 *	6,500	6,500
Univ. of Texas Permanent Univ. Fund Rev. VRDO	3.000%	5/9/2005	12,965	12,965
Waco TX Educ. Finance Corp. (Baylor Univ.) VRDO	3.040%	5/9/2005 (10)	137,010	137,010

				2,357,829

Utah (1.5%)
Central Utah Water Conservancy Dist. VRDO	3.020%	5/9/2005 (2)	6,100	6,100
Central Utah Water Conservancy Dist. VRDO	3.020%	5/9/2005 (2)	18,600	18,600
Intermountain Power Agency
Utah Power Supply Rev. TOB VRDO	3.020%	5/9/2005 (1)*	6,685	6,685
Intermountain Power Agency Utah TOB VRDO	3.030%	5/9/2005 (1)*	14,600	14,600
Utah GO TOB VRDO	3.020%	5/9/2005 *	10,530	10,530
Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.090%	5/9/2005	12,260	12,260
Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.090%	5/9/2005	13,430	13,430
Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.090%	5/9/2005	15,505	15,505
Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.090%	5/9/2005	15,370	15,370

Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.090%	5/9/2005	$9,630	$9,630
Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.090%	5/9/2005	14,575	14,575
Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.090%	5/9/2005	7,410	7,410
Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.090%	5/9/2005	14,290	14,290
Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.090%	5/9/2005	12,400	12,400
Utah Housing Corp. Single Family Mortgage Rev. VRDO	3.090%	5/9/2005 (7)	14,795	14,795
Utah Housing Finance Auth. (Single Family Mortgage) VRDO	3.090%	5/9/2005	8,775	8,775
Utah Housing Finance Auth. (Single Family Mortgage) VRDO	3.090%	5/9/2005	5,605	5,605
Utah State Board of Regents Student Loan Rev. VRDO	3.030%	5/9/2005 (2)	35,000	35,000

				235,560

Vermont (0.1%)
Vermont Educ. & Health Buildings Agency Rev.
(Middlebury College) PUT	2.910%	5/1/2006	5,350	5,350
Vermont Housing Finance Agency Single Family TOB VRDO	3.130%	5/9/2005 (4)*	2,825	2,825

				8,175

Virginia (1.0%)
Capital Region Airport Commission VA
Passenger Facility Charge Rev. VRDO	3.000%	5/9/2005 LOC	10,000	10,000
Capital Region Airport Commission VA
Passenger Facility Charge Rev. VRDO	3.050%	5/9/2005 LOC	15,000	15,000
Fairfax County VA Public Improvement GO TOB VRDO	3.030%	5/9/2005 *	1,000	1,000
Fairfax County VA Water Auth. Rev. TOB VRDO	3.030%	5/9/2005 *	5,000	5,000
Montgomery County VA IDA
(Virginia Tech Foundation) VRDO	3.000%	5/9/2005 LOC	19,535	19,535
Peninsula Ports Auth. Virginia Health System Rev.
(Riverside Health System Project) VRDO	3.070%	5/9/2005	39,100	39,100
Roanoke VA IDA Hosp. Rev. (Carilion Health System) VRDO	3.000%	5/2/2005	4,095	4,095
Roanoke VA IDA Hosp. Rev. (Carilion Health System) VRDO	3.050%	5/2/2005	23,200	23,200
Univ. of Virginia TOB VRDO	3.030%	5/9/2005 *	3,300	3,300
Univ. of Virginia TOB VRDO	3.080%	5/9/2005 *	4,750	4,750
Virginia Beach VA TOB VRDO	3.030%	5/9/2005 *	6,715	6,715
Virginia Port Auth. Rev. TOB VRDO	3.060%	5/9/2005 (4)*	3,100	3,100
Virginia Public School Auth. Rev. TOB VRDO	3.020%	5/9/2005 (4)*	10,055	10,055
Virginia Public School Auth. Rev. TOB VRDO	3.030%	5/9/2005 *	7,930	7,930

				152,780

Washington (2.8%)
Central Puget Sound WA Regional Transit Auth.
Sales & Use Tax Rev. TOB VRDO	3.020%	5/9/2005 (2)*	7,300	7,300
Central Puget Sound WA Regional Transit Auth.
Sales & Use Tax Rev. TOB VRDO	3.030%	5/9/2005 (2)*	6,450	6,450
Central Puget Sound WA Regional Transit Auth.
Sales & Use Tax Rev. TOB VRDO	3.030%	5/9/2005 (2)*	5,300	5,300
Energy Northwest Washington Electric Refunding Rev.
TOB VRDO	3.020%	5/9/2005 (1)*	2,760	2,760
Energy Northwest Washington Electric Refunding Rev.
TOB VRDO	3.020%	5/9/2005 (1)*	6,380	6,380
Everett WA Ind. Dev. Corp. (Kimberly-Clark Corp.) VRDO	3.000%	5/9/2005	6,400	6,400
King County WA (Highline Public School) TOB PUT	1.700%	8/4/2005 (3)*	5,380	5,380
King County WA
(Snoqualmie Valley School Dist.) TOB VRDO	3.020%	5/9/2005 (4)*	10,235	10,235

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

King County WA
(Snoqualmie Valley School Dist.) TOB VRDO	3.020%	5/9/2005 (4)*	$3,420	$3,420
King County WA GO TOB VRDO	3.030%	5/9/2005 (4)*	5,310	5,310
King County WA GO TOB VRDO	3.030%	5/9/2005 (1)*	7,455	7,455
King County WA School Dist. TOB VRDO	3.020%	5/9/2005 (4)*	5,530	5,530
Pierce County WA School Dist. TOB VRDO	3.020%	5/9/2005 (4)*	6,215	6,215
Pierce County WA School Dist. TOB VRDO	3.030%	5/9/2005 (4)*	8,385	8,385
Port Bellingham WA Ind. Dev. Corp. Environmental Fac.
(BP Amoco West Coast LLC) VRDO	3.070%	5/2/2005	3,300	3,300
Port of Seattle WA Rev. TOB VRDO	3.030%	5/9/2005 (1)*	10,000	10,000
Port of Seattle WA Rev. TOB VRDO	3.070%	5/9/2005 (3)*	4,430	4,430
Port of Seattle WA Rev. TOB VRDO	3.070%	5/9/2005 (3)*	2,145	2,145
Port of Seattle WA Rev. TOB VRDO	3.070%	5/9/2005 (3)*	1,000	1,000
Port of Tacoma WA Rev. TOB VRDO	3.030%	5/9/2005 (2)*	5,790	5,790
Port of Tacoma WA Rev. TOB VRDO	3.080%	5/9/2005 (2)*	4,455	4,455
Seattle WA Improvement GO TOB VRDO	3.030%	5/9/2005 *	5,470	5,470
Seattle WA Muni. Light & Power Rev. TOB VRDO	3.020%	5/9/2005 (4)*	4,155	4,155
Seattle WA Muni. Light & Power Rev. TOB VRDO	3.030%	5/9/2005 (4)*	6,360	6,360
Seattle WA Muni. Light & Power Rev. TOB VRDO	3.030%	5/9/2005 (4)*	6,800	6,800
Seattle WA Water System Rev.	4.000%	9/1/2005 (1)	7,360	7,410
Seattle WA Water System Rev. TOB VRDO	3.030%	5/9/2005 (1)*	4,970	4,970
Snohomish County WA Public Util. Dist. TOB PUT	1.700%	8/4/2005 (4)*	5,400	5,400
Snohomish County WA Public Util. Dist. TOB VRDO	3.030%	5/9/2005 (4)*	6,135	6,135
Tacoma WA Sewer TOB VRDO	3.030%	5/9/2005 (3)*	10,625	10,625
Washington GO	4.000%	1/1/2006 (2)	3,920	3,955
Washington GO TOB VRDO	3.020%	5/9/2005 (1)*	10,475	10,475
Washington GO TOB VRDO	3.020%	5/9/2005 (2)*	10,730	10,730
Washington GO TOB VRDO	3.020%	5/9/2005 (3)*	9,510	9,510
Washington GO TOB VRDO	3.020%	5/9/2005 *	7,595	7,595
Washington GO TOB VRDO	3.020%	5/9/2005 (3)*	12,785	12,785
Washington GO TOB VRDO	3.020%	5/9/2005 (1)*	15,700	15,700
Washington GO TOB VRDO	3.020%	5/9/2005 (4)*	5,935	5,935
Washington GO TOB VRDO	3.020%	5/9/2005 (4)*	6,750	6,750
Washington GO TOB VRDO	3.030%	5/9/2005 *	9,910	9,910
Washington GO TOB VRDO	3.030%	5/9/2005 (4)*	5,000	5,000
Washington GO TOB VRDO	3.030%	5/9/2005 (4)*	9,140	9,140
Washington GO TOB VRDO	3.030%	5/9/2005 (4)*	4,400	4,400
Washington GO TOB VRDO	3.030%	5/9/2005 (4)*	6,020	6,020
Washington GO TOB VRDO	3.030%	5/9/2005 (1)*	15,620	15,620
Washington GO TOB VRDO	3.030%	5/9/2005 (4)*	3,000	3,000
Washington GO TOB VRDO	3.030%	5/9/2005 (4)*	5,950	5,950
Washington GO TOB VRDO	3.080%	5/9/2005 (1)*	5,730	5,730
Washington GO TOB VRDO	3.080%	5/9/2005 (4)*	4,395	4,395
Washington GO TOB VRDO	3.080%	5/9/2005 (2)*	7,000	7,000
Washington Health Care Fac. Auth.
(Catholic Health Initiatives) VRDO	3.000%	5/9/2005	42,800	42,800
Washington Higher Educ. Fac. Auth.
(Seattle Pacific Univ.) VRDO	2.950%	5/9/2005 LOC	11,000	11,000
Washington Housing Finance Comm.
Single Family Mortgage Rev. TOB VRDO	3.080%	5/9/2005 *	2,300	2,300

Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Washington Housing Finance Comm.
Single Family Mortgage Rev. TOB VRDO	3.080%	5/9/2005 *	$28,200	$28,200
Washington Housing Finance Comm.
Single Family Mortgage Rev. TOB VRDO	3.080%	5/9/2005 *	16,805	16,805
Washington Housing Finance Comm.
Single Family Mortgage Rev. TOB VRDO	3.080%	5/9/2005 *	5,745	5,745
Washington Housing Finance Comm.
Single Family Mortgage Rev. TOB VRDO	3.130%	5/9/2005 *	4,660	4,660

				446,075

West Virginia (0.4%)
Putnam County WV Solid Waste Disposal Rev.
(Toyota Manufacturing Corp.) VRDO	3.040%	5/9/2005	16,700	16,700
Putnam County WV Solid Waste Disposal Rev.
(Toyota Manufacturing Corp.) VRDO	3.040%	5/9/2005	40,000	40,000
West Virginia Univ. Rev. TOB VRDO	3.030%	5/9/2005 (3)*	9,090	9,090
West Virginia Univ. Rev. TOB VRDO	3.030%	5/9/2005 (3)*	4,695	4,695

				70,485

Wisconsin (2.5%)
Milwaukee WI TOB VRDO	3.080%	5/9/2005 *	47,975	47,975
Univ. of Wisconsin Hosp. & Clinics Auth. Rev.
(Univ. of Wisconsin Hosp.) VRDO	3.000%	5/9/2005 (1)	16,000	16,000
Wisconsin GO CP	2.100%	5/23/2005	25,000	25,000
Wisconsin GO TOB VRDO	3.020%	5/9/2005 (1)*	8,045	8,045
Wisconsin GO TOB VRDO	3.020%	5/9/2005 (4)*	17,755	17,755
Wisconsin GO TOB VRDO	3.020%	5/9/2005 (1)*	25,990	25,990
Wisconsin GO TOB VRDO	3.030%	5/9/2005 (1)*	18,995	18,995
Wisconsin GO TOB VRDO	3.030%	5/9/2005 (4)*	20,855	20,855
Wisconsin GO TOB VRDO	3.030%	5/9/2005 (1)*	2,145	2,145
Wisconsin GO TOB VRDO	3.030%	5/9/2005 (1)*	5,795	5,795
Wisconsin GO TOB VRDO	3.030%	5/9/2005 (3)*	7,500	7,500
Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. VRDO	2.990%	5/9/2005	24,740	24,740
Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. VRDO	2.990%	5/9/2005	31,375	31,375
Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. VRDO	2.990%	5/9/2005	12,870	12,870
Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. VRDO	2.990%	5/9/2005	7,090	7,090
Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. VRDO	3.000%	5/9/2005	2,500	2,500
Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. VRDO	3.000%	5/9/2005 (4)	5,900	5,900
Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. VRDO	3.020%	5/9/2005	17,990	17,990
Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. VRDO	3.020%	5/9/2005	16,600	16,600
Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. VRDO	3.020%	5/9/2005	10,000	10,000
Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. VRDO	3.020%	5/9/2005	10,515	10,515

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. VRDO	3.020%	5/9/2005	$8,000	$8,000
Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. VRDO	3.020%	5/9/2005	990	990
Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. VRDO	3.020%	5/9/2005	6,070	6,070
Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. VRDO	3.020%	5/9/2005 (4)	4,400	4,400
Wisconsin Housing & Econ. Dev. Auth.
Single Family Rev. TOB VRDO	3.080%	5/9/2005 *	21,885	21,885
Wisconsin Transp. Rev. TOB VRDO	3.030%	5/9/2005 (2)*	13,715	13,715
Wisconsin Transp. Rev. TOB VRDO	3.030%	5/9/2005 *	9,965	9,965
Wisconsin Transp. Rev. TOB VRDO	3.030%	5/9/2005 (4)*	6,000	6,000

				406,660

TOTAL MUNICIPAL BONDS
(Cost $15,774,816)				15,774,816

OTHER ASSETS AND LIABILITIES (1.6%)

Other Assets—Note B				353,827
Liabilities				(104,993)

				248,834

NET ASSETS (100%)

Applicable to 16,024,406,601 outstanding $.001 par value shares of beneficial interest
(unlimited authorization)				$16,023,650

NET ASSET VALUE PER SHARE				$1.00

^	See Note A in Notes to Financial Statements.
*	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, the aggregate value of these securities was $4,783,746,000, representing 29.9% of net assets.
†	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of April 30, 2005.
For key to abbreviations and other references, see the back cover.

AT APRIL 30, 2005, NET ASSETS CONSISTED OF:

	Amount (000)	Per Share

Paid-in Capital	$16,024,421	$1.00
Undistributed Net Investment Income	—	—
Accumulated Net Realized Losses	(771)	—
Unrealized Appreciation	—	—

NET ASSETS	$16,023,650	$1.00

See Note D in Notes to Financial Statements for the tax-basis components of net assets.

Short-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

MUNICIPAL BONDS (97.0%)

Alabama (0.7%)
Huntsville AL Health Care Fac. Auth. PUT	5.000%	3/3/2008 LOC	$30,000	$31,292

Alaska (1.2%)
Alaska Housing Finance Corp. (State Capital)	5.250%	6/1/2005 (1)	3,050	3,057
Alaska Housing Finance Corp. (State Capital)	5.000%	12/1/2005 (1)	8,240	8,345
Alaska Student Loan Corp. Student Loan Rev.	3.950%	7/1/2005 (2)	3,525	3,532
Alaska Student Loan Corp. Student Loan Rev.	5.000%	1/1/2006 (4)	6,305	6,396
Alaska Student Loan Corp. Student Loan Rev.	5.000%	1/1/2007 (4)	3,000	3,103
Valdez AK Marine Terminal Rev.
(Phillips Transp. Alaska, Inc. Project) PUT	1.800%	6/1/2005	5,000	4,995
Valdez AK Marine Terminal Rev.
(Phillips Transp. Alaska, Inc. Project) PUT	1.800%	6/1/2005	24,800	24,774

				54,202

Arizona (2.3%)
Arizona COP	5.000%	9/1/2005 (4)	6,050	6,098
Arizona School Fac. Board Rev. COP	6.000%	9/1/2005 (3)(ETM)	10,125	10,242
Arizona School Fac. Board Rev. COP	5.000%	9/1/2006 (4)	2,500	2,570
Arizona State Univ. Rev.	5.000%	7/1/2005 (4)	3,930	3,946
Arizona Transp. Board Highway Rev.	5.000%	7/1/2005	3,025	3,038
Arizona Transp. Board Highway Rev.	5.000%	7/1/2009	4,000	4,308
Maricopa County AZ IDA Health Fac. Rev.
(Catholic Healthcare West) TOB VRDO	3.050%	5/9/2005 LOC††	25,000	25,000
Maricopa County AZ Public Finance Corp. Lease Rev.	5.000%	7/1/2005 (2)	5,520	5,542
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/2008 (2)	5,500	5,841
Phoenix AZ Civic Improvement Corp.
Wastewater System Rev.	5.750%	7/1/2006 (Prere.)	5,000	5,173
Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev.	5.250%	1/1/2006	20,000	20,338
Tucson AZ USD	7.500%	7/1/2007 (3)	8,000	8,764

				100,860

California (9.1%)
California GO RAN	3.000%	6/30/2005	50,000	50,027
California GO RAN	4.500%	6/30/2005	50,000	50,152
California State Dept. of Water Resources
Power Supply Rev.	5.250%	5/1/2007 (1)	18,000	18,869
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/2007	9,000	9,445
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/2008 (1)	33,000	35,020
California State Econ. Recovery Bonds	5.000%	7/1/2007	34,000	35,535
California State Econ. Recovery Bonds PUT	5.000%	7/1/2007	18,935	19,735
California Statewide Community Dev. Auth. RAN
(Vehicle License Fee Program)	4.000%	11/15/2006 (4)	10,000	10,194
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	4.350%	3/1/2007	8,000	8,138
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	2.625%	5/1/2008	11,000	10,744
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	3.875%	4/1/2010	5,000	5,053

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Chula Vista CA IDR (San Diego Gas & Electric) PUT	7.000%	12/1/2005	$20,000	$20,462
CSUCI Financing Auth. Rev.
California Rental Housing & Town Center PUT	2.500%	8/1/2007 LOC	10,000	9,913
Kings River Conservation Dist. CA COP	4.000%	5/1/2008	2,020	2,066
Los Angeles CA Community College Dist. GO	5.000%	8/1/2006 (4)	10,000	10,295
Los Angeles CA GO	3.000%	9/1/2005 (1)	12,525	12,546
Los Angeles CA USD COP	5.000%	8/1/2006 (2)	4,000	4,115
Los Angeles County CA Public Works Financing Auth. Rev.	4.000%	12/1/2006 LOC	38,000	38,701
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/2008 (1)	6,225	6,664
Santa Clara County CA Financing Auth.
Special Obligation Bonds
(Measure B Transp. Improvement Program) Rev.	5.000%	8/1/2005	4,000	4,021
Santa Clara Valley CA Transp. Auth. Rev. PUT	4.000%	10/2/2006 (2)	15,000	15,247
Santa Clara Valley CA Transp. Auth. Rev. PUT	5.000%	10/2/2006 (2)	15,000	15,455
Santa Clara Valley CA Water Dist.
Refunding & Improvement COP	5.000%	2/1/2007 (3)	4,165	4,325

				396,722

Colorado (3.8%)
Arapahoe County CO Capital Improvement
Trust Fund Highway Rev.	7.000%	8/31/2005 (Prere.)	55,935	58,430
Colorado General Fund TRAN	3.000%	6/27/2005	20,000	20,009
Colorado Housing & Finance Auth.
Single Family Mortgage Bonds Rev.	1.750%	8/1/2005	50,000	49,878
Denver CO City & County GO (Medical Fac.)	5.000%	8/1/2005	8,250	8,300
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2005 (1)	17,200	17,045
Jefferson County CO School Dist. GO TOB VRDO	3.030%	5/9/2005 (4)††	5,315	5,315
Regional Transp. Dist. of Colorado COP
(Transit Vehicles Project) PUT	2.300%	6/1/2007 (2)	6,000	5,908

				164,885

Connecticut (1.8%)
Connecticut GO	5.000%	12/15/2005	16,110	16,342
Connecticut GO	5.000%	4/15/2007	12,110	12,610
Connecticut GO	5.250%	8/1/2007 (Prere.)	6,380	6,788
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure)	5.000%	10/1/2005 (4)	5,300	5,352
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure)	4.000%	9/1/2006 (4)	19,875	20,191
New Britain CT BAN	4.000%	4/6/2006	15,000	15,144

				76,427

Delaware (0.4%)
Delaware GO	5.000%	7/1/2006	6,690	6,866
Delaware Transp. Auth. Transp. System Rev.	4.625%	7/1/2007 (4)	8,525	8,849

				15,715

District of Columbia (0.8%)
District of Columbia GO	5.500%	6/1/2007 (4)	4,715	4,962
District of Columbia GO ARS	2.600%	5/12/2005 (1)	14,125	14,125
District of Columbia GO ARS	3.000%	10/6/2005 (1)	9,700	9,700
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/2005 (1)	4,290	4,338

				33,125

Short-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Florida (3.4%)
Broward County FL Resource Recovery Rev.
(Wheelabrator Series A)	5.000%	12/1/2005	$12,975	$13,139
Dade County FL School Dist. GO	6.000%	7/15/2005 (1)	4,000	4,028
Florida Board of Educ. Capital Outlay	5.000%	6/1/2005	6,000	6,013
Florida Board of Educ. Capital Outlay	5.875%	6/1/2005 (Prere.)	5,000	5,065
Florida Board of Educ. Capital Outlay	5.000%	6/1/2006	6,765	6,929
Florida Board of Educ. Capital Outlay	5.500%	6/1/2006	5,575	5,740
Florida Board of Educ. Public Educ.	5.000%	6/1/2005	4,610	4,620
Florida Board of Educ. Public Educ.	5.000%	6/1/2005	2,150	2,155
Florida Board of Educ. Public Educ.	5.250%	6/1/2006	4,740	4,867
Florida Board of Educ. Public Educ.	5.000%	6/1/2009	3,945	4,242
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/2005 (3)	3,640	3,657
Florida Correctional Privatization Comm. COP	5.000%	8/1/2006 (2)	2,380	2,443
Florida Dept. of Environmental Protection
& Preservation Rev.	5.000%	7/1/2007 (1)	5,840	6,107
Florida Dept. of General Services Division Fac.
Management Rev. (Florida Fac. Pool)	5.250%	9/1/2005 (4)	5,925	5,977
Florida Dept. of Transp.	5.000%	7/1/2006	4,970	5,099
Florida Dept. of Transp.	5.000%	7/1/2006	2,325	2,385
Florida Dept. of Transp. TOB VRDO	3.030%	5/9/2005 ††	2,640	2,640
Florida Turnpike Auth. Rev.	5.250%	7/1/2007 (4)	5,000	5,255
Jacksonville FL Electric Auth. Water & Sewer Rev.	5.000%	10/1/2007	4,500	4,714
Jacksonville FL Transp. Rev. ARS	2.700%	5/6/2005 (10)	12,600	12,600
JEA Florida St. Johns River Power Park Rev.	5.000%	10/1/2008	10,000	10,646
Miami-Dade County FL Aviation -
Miami International Airport	5.000%	10/1/2006 (1)	10,000	10,286
Miami-Dade County FL Aviation -
Miami International Airport	5.250%	10/1/2007 (3)	2,500	2,627
Miami-Dade County FL Water & Sewer Rev.	5.000%	10/1/2007 (1)	4,000	4,201
Orange County FL Sales Tax Rev.	5.000%	1/1/2006 (3)	4,220	4,284
Palm Beach County FL School Board COP	6.000%	8/1/2005 (2)	6,115	6,167
Tampa FL Util. Rev.	6.000%	10/1/2006 (2)	2,385	2,491

				148,377

Georgia (1.8%)
Atlanta GA Airport Fac. Rev.	6.000%	1/1/2007 (2)	5,780	6,073
Cobb County GA School Dist.	4.000%	2/1/2007	22,735	23,213
Cobb County GA TAN	3.500%	12/30/2005	20,000	20,104
Coffee County GA School Dist.	6.000%	8/1/2007 †	1,425	1,520
Coffee County GA School Dist.	6.000%	8/1/2008 †	1,890	2,064
Coffee County GA School Dist.	6.000%	8/1/2009 †	3,060	3,408
Georgia GO	6.250%	4/1/2006	2,700	2,786
Gwinnett County GA School Dist. GO	6.400%	2/1/2006	3,500	3,597
Henry County GA GO	5.000%	7/1/2007	2,450	2,562
Metro. Atlanta GA Rapid Transp. Auth.
Georgia Sales Tax Rev.	6.250%	7/1/2006 (1)	10,000	10,391
Richmond County GA Board of Educ. GO	5.000%	11/1/2007	4,500	4,729

				80,447

Guam (0.2%)
Guam International Airport Auth. Rev.	3.000%	10/1/2005 (1)	2,380	2,382

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Guam International Airport Auth. Rev.	5.000%	10/1/2006 (1)	$2,710	$2,786
Guam International Airport Auth. Rev.	5.000%	10/1/2007 (1)	2,850	2,976

				8,144

Hawaii (1.0%)
Hawaii Airport System Rev.	5.500%	7/1/2005 (3)	7,390	7,424
Hawaii GO	5.000%	8/1/2005 (3)	3,715	3,737
Hawaii GO	3.000%	9/1/2005	6,120	6,127
Hawaii GO	6.400%	3/1/2007	5,555	5,899
Hawaii GO	5.000%	4/1/2007 (1)	7,330	7,620
Honolulu HI City & County GO ARS	2.980%	5/27/2005 (1)	13,900	13,900

				44,707

Illinois (3.2%)
Chicago IL Board of Educ. VRDO	3.030%	5/2/2005 (4)	600	600
Chicago IL Housing Auth. Capital Project Rev.	5.000%	7/1/2008	2,500	2,627
Chicago IL O'Hare International Airport Rev.	5.250%	1/1/2006 (2)	2,015	2,047
Chicago IL School Finance Auth. GO	5.000%	6/1/2006 (4)	9,000	9,210
Chicago IL School Finance Auth. GO	5.500%	6/1/2007 (4)	10,020	10,547
Chicago IL Transit Auth. Rev.	5.000%	6/1/2007 (2)	3,000	3,128
Chicago IL Transit Auth. Rev.	5.250%	6/1/2008 (2)	4,540	4,842
Chicago IL Transit Auth. Rev.	5.250%	6/1/2009 (2)	1,000	1,081
Illinois GO	5.000%	8/1/2005	1,000	1,006
Illinois GO	5.250%	8/1/2005	8,175	8,229
Illinois GO	5.000%	11/1/2005	6,200	6,271
Illinois GO	5.500%	4/1/2006 (4)	3,000	3,074
Illinois GO	5.000%	8/1/2006	8,160	8,377
Illinois GO	5.000%	3/1/2007	5,355	5,556
Illinois GO	5.250%	4/1/2007 (4)	9,325	9,734
Illinois GO	5.000%	3/1/2009	24,695	26,414
Illinois Housing Dev. Auth. Homeowner Mortgage PUT	2.790%	9/7/2006	5,000	4,992
Illinois State Unemployment Insurance Fund
Building Receipts Rev.	5.000%	12/15/2005	8,000	8,113
Illinois State Unemployment Insurance Fund
Building Receipts Rev.	5.000%	12/15/2006 (4)	4,750	4,912
Univ. of Illinois (Util. Infrastructure Project) COP	4.000%	8/15/2005 (2)	1,000	1,004
Univ. of Illinois (Util. Infrastructure Project) COP	5.000%	8/15/2006 (2)	2,350	2,413
Univ. of Illinois (Util. Infrastructure Project) COP	5.000%	8/15/2007 (2)	4,575	4,784
Univ. of Illinois (Util. Infrastructure Project) COP	5.000%	8/15/2008 (2)	2,395	2,542
Univ. of Illinois Board of Trustees
(Un-integrate Project) COP	5.250%	10/1/2005 (2)	7,925	8,008

				139,511

Indiana (1.7%)
Indiana Bond Bank Advance Funding Program Notes	3.250%	1/26/2006 LOC	32,225	32,342
Indiana Health Fac. Auth. Finance Auth. Rev.
(Ascension Health Credit Group) PUT	2.500%	2/1/2006	18,000	17,951
Indianapolis IN Local Public Improvement Rev.	5.500%	1/10/2007	3,560	3,715
Plainfield IN High School Building BAN	2.650%	10/31/2005	10,000	9,976
Vigo County IN Econ. Dev. Rev.
(Republic Services Inc.) VRDO	3.350%	5/9/2005	10,000	10,000

				73,984

Short-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Iowa (0.1%)
Iowa Finance Auth. Rev. (Iowa State Revolving Fund)	5.500%	8/1/2007	$2,500	$2,645

Kansas (0.1%)
Kansas Turnpike Rev.	5.375%	9/1/2005 (2)	5,855	5,909

Kentucky (2.4%)
Kenton County KY Airport Board Special Fac. Rev.
(Airis Cincinnati LLC) VRDO	3.100%	5/9/2005	40,000	40,000
Kentucky Asset/Liability Comm. General Fund Rev.	5.000%	7/15/2005 (2)	27,215	27,350
Kentucky Asset/Liability Comm. General Fund Rev. TRAN	3.000%	6/29/2005	25,000	25,012
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project)	5.500%	7/1/2007 (4)	4,315	4,554
Louisville & Jefferson County KY Regional Airport Auth.
Airport System Rev.	5.250%	7/1/2005 (4)	2,000	2,009
Louisville & Jefferson County KY Regional Airport Auth.
Airport System Rev.	5.250%	7/1/2007 (4)	4,355	4,557

				103,482

Louisiana (1.0%)
Louisiana GO	6.000%	10/15/2006 (2)	15,585	16,285
Louisiana Offshore Terminal Auth. Deep Water Port Rev.
(LOOP LLC Project) PUT	3.650%	4/1/2008	5,000	4,992
New Orleans LA Finance Auth.
Single Family Mortgage Rev. TOB VRDO	3.090%	5/9/2005 ††	22,785	22,785

				44,062

Maryland (1.3%)
Anne Arundel County MD GO	5.000%	3/1/2007	6,000	6,236
Maryland GO	5.250%	3/1/2007	10,000	10,444
Montgomery County MD GO	4.000%	7/1/2007	6,940	7,119
Washington Suburban Sanitation Dist.
Maryland General Construction GO	5.250%	6/1/2007	7,330	7,697
Washington Suburban Sanitation Dist.
Maryland Water Supply GO	4.000%	6/1/2006	23,550	23,882

				55,378

Massachusetts (4.4%)
Avon MA BAN	3.500%	3/2/2006	14,500	14,582
Duxbury MA BAN	3.250%	1/13/2006	12,446	12,488
Haverhill MA BAN	3.750%	3/30/2006	8,430	8,492
Massachusetts Bay Transp. Auth. Rev.	6.000%	7/1/2006	5,000	5,182
Massachusetts GAN	7.000%	12/15/2007 (1)	24,810	27,325
Massachusetts GO	5.000%	2/1/2006	27,500	27,960
Massachusetts GO	5.500%	2/1/2007 (1)	7,150	7,471
Massachusetts GO	5.500%	1/1/2008	6,165	6,566
Massachusetts GO TOB VRDO	3.020%	5/9/2005 (2)††	3,950	3,950
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	5.500%	7/1/2005	2,585	2,593
Massachusetts Health & Educ. Fac. Auth. Rev.
(Williams College) PUT	1.850%	4/1/2006	10,000	9,881
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.	5.250%	7/1/2005 (1)	23,615	23,720
Peabody MA BAN	3.250%	2/9/2006	5,000	5,018

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Pembroke MA BAN	3.000%	8/4/2005	$14,800	$14,805
Waltham MA BAN	3.000%	11/15/2005	23,445	23,488

				193,521

Michigan (2.9%)
Detroit MI Sewer System Rev.	4.000%	7/1/2005 (4)	4,340	4,350
Greater Detroit MI Resource Recovery Auth.	6.250%	12/13/2005 (2)	7,140	7,293
Greater Detroit MI Resource Recovery Auth.	6.250%	12/13/2005 (2)	10,065	10,280
Michigan Building Auth. Rev.	5.000%	10/15/2005	5,750	5,810
Michigan Building Auth. Rev.	5.000%	10/15/2006	7,500	7,730
Michigan Building Auth. Rev.	5.000%	10/15/2007	2,250	2,361
Michigan Building Auth. Rev.	5.000%	10/15/2008 (4)	1,000	1,066
Michigan GO Notes	3.500%	9/30/2005	25,000	25,087
Michigan Muni Bond Auth. Rev.	3.000%	8/19/2005	40,000	40,032
Michigan Muni. Bond Auth. Rev.	5.000%	5/1/2008	5,000	5,294
Michigan Muni. Bond Auth. Rev.	5.000%	6/1/2008 (4)†	5,000	5,298
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.000%	10/1/2005	8,135	8,215
Michigan Public Power Agency Rev. (Belle River)	5.000%	1/1/2006 (1)	1,500	1,522

				124,338

Minnesota (1.1%)
Minnesota GO	5.000%	8/1/2006	14,825	15,237
Minnesota GO	5.000%	8/1/2007	30,685	32,149

				47,386

Mississippi (0.3%)
Jackson MS Water & Sewer System Rev.	5.000%	9/1/2006 (4)	4,550	4,679
Mississippi GO	5.000%	8/15/2005	3,000	3,021
Mississippi GO	5.250%	8/15/2006	5,215	5,378

				13,078

Missouri (0.8%)
Missouri Health & Educ. Fac. Auth. Rev. (SSM Health Care)	5.000%	6/1/2005	4,805	4,815
Missouri Third State Building GO	5.000%	10/1/2006	27,505	28,369

				33,184

Nebraska (0.1%)
Omaha NE Public Power Dist. Electric Rev.	5.500%	2/1/2007	5,000	5,224

Nevada (3.1%)
Clark County NV Bond Bank GO	5.500%	6/1/2007 (3)	4,775	5,025
Clark County NV GO	7.500%	6/1/2007 (2)	4,920	5,368
Clark County NV GO	7.500%	6/1/2007 (2)	4,630	5,051
Clark County NV Las Vegas Convention & Visitor Auth. GO	5.000%	7/1/2005	6,020	6,044
Clark County NV School Dist. GO	5.000%	6/1/2005 (3)	25,840	25,895
Clark County NV School Dist. GO	5.000%	6/15/2005 (1)	5,000	5,015
Clark County NV School Dist. GO	5.000%	6/1/2007 (3)	29,020	30,254
Clark County NV School Dist. GO	5.000%	6/15/2007 (1)	14,710	15,347
Clark County NV School Dist. GO	5.500%	6/15/2007 (4)	10,000	10,536
Las Vegas Valley Water Dist. Nevada GO
Water Improvement & Refunding TOB VRDO	3.020%	5/9/2005 (3)††	5,310	5,310
Las Vegas Valley Water Dist. Nevada GO
Water Improvement & Refunding TOB VRDO	3.020%	5/9/2005 (1)††	11,980	11,980
Nevada GO	4.000%	8/1/2006	8,800	8,926

				134,751

Short-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

New Hampshire (0.2%)
New Hampshire Business Finance Auth. PCR
(United Illuminating) PUT	3.250%	12/3/2007 (2)	$5,000	$4,990
New Hampshire GO	5.000%	11/1/2005	5,000	5,058

				10,048

New Jersey (3.4%)
Middlesex County NJ BAN	2.750%	6/22/2005	15,000	15,001
New Jersey COP	5.250%	6/15/2006 (4)	3,945	4,050
New Jersey Econ. Dev. Auth. Rev.
(Chambers Cogeneration Limited Partnership) CP	2.270%	5/2/2005 LOC	15,000	14,999
New Jersey Econ. Dev. Auth. Rev.
(Public Schools Small Loan Program)	3.000%	8/15/2005	4,000	4,004
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/2007	15,300	16,011
New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	3.020%	5/9/2005 (2)††	11,335	11,335
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.000%	7/1/2006	2,000	2,054
New Jersey GO	6.000%	7/15/2005	6,455	6,501
New Jersey GO	5.625%	7/15/2006 (Prere.)	11,025	11,563
New Jersey GO	5.000%	7/15/2007	11,000	11,495
New Jersey Transit Corp. Capital GAN	5.500%	2/1/2006 (2)	10,000	10,203
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	6/15/2006	7,500	7,716
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.110%	5/9/2005 ††	2,400	2,400
Parsippany-Troy Hills Township NJ BAN	3.000%	8/5/2005	17,000	17,009
Rutgers State Univ. New Jersey	5.000%	5/1/2006 (3)	6,840	6,995
Somerset County NJ Ind. Fin. Auth. PCR
(American Cyanamid Co.) VRDO	3.500%	5/9/2005	7,600	7,600

				148,936

New Mexico (1.4%)
Farmington NM PCR
(Public Service-San Juan Project) PUT	2.100%	4/1/2006	25,000	24,669
Los Alamos County NM Util. System Rev.	5.000%	7/1/2006 (4)	2,965	3,039
New Mexico Finance Auth. Transp. Rev.	5.000%	6/15/2006 (2)	21,515	22,049
New Mexico Severance Tax Rev.	5.000%	7/1/2007	10,000	10,449

				60,206

New York (8.1%)
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/2006	10,000	10,327
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)	5.000%	11/15/2005	10,290	10,412
Muni. Assistance Corp. for New York City NY	6.000%	7/1/2007	2,000	2,132
Muni. Assistance Corp. for New York City NY	6.000%	7/1/2007	3,000	3,198
New York City NY GO	5.000%	8/1/2005	18,185	18,293
New York City NY GO	5.000%	8/1/2005	14,475	14,561
New York City NY GO	5.000%	8/1/2005 (ETM)	2,755	2,772
New York City NY GO	5.000%	8/1/2005	6,215	6,252
New York City NY GO	5.000%	8/1/2006	2,000	2,054
New York City NY GO	5.000%	8/1/2007	23,510	24,565
New York City NY GO	5.000%	8/1/2008	17,000	18,019
New York City NY GO	5.000%	8/1/2008	20,715	21,957
New York City NY GO TOB VRDO	3.110%	5/9/2005 ††	16,495	16,495
New York City NY Housing Dev. Corp. Rev.	5.000%	7/1/2009 (3)†	2,000	2,144
New York City NY Industrial Dev. Agency
Special Fac. Rev. TOB VRDO	3.190%	5/9/2005 ††	38,658	38,658

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

New York City NY Transitional Finance Auth. Rev.	5.000%	11/1/2007	$12,000	$12,621
New York City NY Transitional Finance Auth.
Rev. Future Tax	4.000%	11/1/2006	6,775	6,898
New York City NY Transitional Finance Auth.
Rev. Future Tax	4.500%	2/1/2007	1,000	1,029
New York City NY Transitional Finance Auth.
Rev. Future Tax	5.000%	11/1/2007	10,790	11,348
New York City NY Transitional Finance Auth.
Rev. Future Tax	4.500%	2/1/2008	1,000	1,043
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.000%	6/15/2007	3,515	3,674
New York State Mortgage Agency Rev. PUT	2.950%	10/1/2005	1,310	1,310
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.000%	4/1/2007	5,380	5,594
New York State Thruway Auth. Rev. (Service Contract)	5.000%	3/15/2008	10,000	10,553
New York State Thruway Auth. Rev. BAN	2.250%	10/6/2005	8,000	7,986
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	5.000%	1/1/2006	10,000	10,144
New York State Urban Dev. Corp. Rev.
(Personal Income Tax)	5.000%	3/15/2006	3,000	3,056
Port Auth. of New York & New Jersey Rev.	5.000%	12/1/2005	2,910	2,944
Rockland County NY TAN	3.750%	3/23/2006	31,000	31,270
Tobacco Settlement Financing Corp. NY Rev. ARS	2.900%	5/19/2005 (10)	14,000	14,000
Tobacco Settlement Financing Corp. NY Rev. TOB VRDO	3.110%	5/9/2005 ††	9,195	9,195
Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	11/15/2005	10,000	10,122
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	2.990%	5/9/2005 (2)	18,100	18,100

				352,726

North Carolina (3.8%)
Charlotte NC COP (Equipment Acquisition)	4.000%	3/1/2007	6,590	6,721
Mecklenburg County NC GO	5.500%	4/1/2006	11,625	11,924
North Carolina COP	4.000%	6/1/2006	2,500	2,531
North Carolina Eastern Muni. Power Agency Rev.	6.000%	1/1/2006 (1)	6,000	6,126
North Carolina Eastern Muni. Power Agency Rev. ARS	2.850%	5/19/2005 (1)	19,875	19,875
North Carolina Eastern Muni. Power Agency Rev. ARS	2.900%	5/26/2005 (1)	22,250	22,250
North Carolina GO	5.000%	3/1/2006	2,000	2,039
North Carolina GO	5.000%	3/1/2007	5,000	5,199
North Carolina GO	5.000%	5/1/2007	8,000	8,345
North Carolina GO	5.000%	2/1/2008	27,585	29,185
North Carolina GO	5.000%	3/1/2008	20,000	21,190
North Carolina GO TOB VRDO	3.020%	5/9/2005 ††	16,780	16,780
Wake County NC Public Improvement GO PUT	4.000%	4/1/2006	13,000	13,135

				165,300

Ohio (2.8%)
Field Ohio Local School Dist. BAN	3.250%	6/28/2005	7,000	7,000
Logan County OH BAN	4.000%	9/1/2006	4,000	4,059
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.000%	10/1/2005	7,220	7,284
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	6.000%	9/1/2006 (1)	1,500	1,561
Ohio Air Quality Fac. Rev. (Ohio Edison Co.) PUT	3.250%	2/1/2008 (2)	10,000	10,019
Ohio Building Auth. Rev. (Administration Building Fund)	5.000%	10/1/2008 (1)	4,580	4,879
Ohio Building Auth. Rev. (Highway Safety Building)	6.000%	4/1/2007 (2)	4,640	4,911

Short-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Ohio Building Auth. Rev. (State Correctional Fac.)	4.500%	10/1/2006	$6,465	$6,614
Ohio Building Auth. Rev. (State Correctional Fac.)	5.000%	10/1/2008 (1)	1,110	1,182
Ohio GO	5.000%	3/15/2006	9,000	9,176
Ohio GO	5.000%	8/1/2006	5,000	5,136
Ohio Higher Educ. Capital Fac. Rev.	5.250%	12/1/2005	10,000	10,150
Ohio Highway Capital Improvements Rev.	5.000%	5/1/2005	10,000	10,001
Ohio Highway Capital Improvements Rev.	5.000%	5/1/2005	5,970	5,971
Ohio Highway Capital Improvements Rev.	5.000%	5/1/2006	2,500	2,557
Ohio Major New State Infrastructure Project Rev.	5.000%	6/15/2008	6,750	7,162
Ohio State Univ. General Receipts Rev.	4.000%	6/1/2005	17,000	17,020
Ohio Water Dev. Auth. PCR	5.000%	6/1/2007	3,000	3,132
Univ. of Toledo OH General Receipts BAN	3.250%	1/26/2006	5,000	5,018

				122,832

Oklahoma (1.2%)
Grand River Dam Auth. Oklahoma Rev.	5.700%	6/1/2005 (4)	10,150	10,178
Oklahoma City OK GO	5.000%	7/1/2006	2,055	2,107
Oklahoma GO	5.000%	7/15/2007 (3)	2,000	2,095
Tulsa County OK Ind. Auth. PUT	2.050%	5/16/2005	26,000	25,991
Tulsa County OK Ind. Auth. Rev.	4.000%	5/15/2005	2,750	2,752
Tulsa County OK Ind. Auth. Rev.	5.000%	7/1/2005 (2)	6,300	6,326
Tulsa County OK Ind. Auth. Rev.	4.000%	5/15/2006	3,275	3,315

				52,764

Oregon (1.3%)
Oregon Housing & Community Service Dept.
Single Family Mortgage Rev.	2.450%	3/15/2006	35,000	34,769
Oregon State Dept. Administrative Services	4.000%	9/1/2005 (4)	6,000	6,028
Portland OR Sewer System Rev.	6.000%	6/1/2006 (3)	14,720	15,229

				56,026

Pennsylvania (5.2%)
Berks County PA Hosp. Rev. (Reading Hosp.) ARS	2.600%	5/12/2005 (2)	20,000	20,000
Bethlehem PA Area School Dist.	5.375%	9/1/2009 (3)	4,855	5,110
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.000%	7/1/2007	4,865	5,075
Pennsylvania GO	5.125%	9/15/2005 (2)	3,200	3,230
Pennsylvania GO	5.000%	10/15/2005	5,700	5,761
Pennsylvania GO	5.000%	1/15/2006	4,250	4,318
Pennsylvania GO	5.000%	2/1/2006	10,865	11,049
Pennsylvania GO	5.000%	2/1/2006	11,810	12,010
Pennsylvania GO	5.375%	5/15/2006 (3)(Prere.)	14,000	14,585
Pennsylvania GO	5.375%	5/15/2006 (3)(Prere.)	16,570	17,262
Pennsylvania GO	5.500%	6/1/2006	8,985	9,248
Pennsylvania GO	5.000%	10/1/2006	13,685	14,103
Pennsylvania GO	5.000%	1/15/2007	3,150	3,264
Pennsylvania GO	5.500%	7/1/2007 (1)	20,000	21,125
Pennsylvania GO	5.000%	9/1/2009	8,235	8,880
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Gannon Univ.) PUT	3.625%	5/1/2006 LOC	4,000	4,029
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Kings College) PUT	3.625%	5/1/2006 LOC	5,000	5,036
Pennsylvania Higher Educ. Fac. Auth. Rev.
(St. Joseph's Univ.) PUT	1.750%	11/1/2005 LOC	9,200	9,146

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Pennsylvania State Univ. Rev.	5.000%	8/15/2005	$6,045	$6,086
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children's Hosp. of Philadelphia) PUT	5.000%	7/1/2007 (1)	11,000	11,444
Philadelphia PA Muni. Auth. Rev.	5.000%	5/15/2006 (4)	3,660	3,734
Pittsburgh PA GO	5.000%	9/1/2008 (1)†	14,425	15,256
Pittsburgh PA Water & Sewer Auth. Rev.	1.900%	9/1/2006 (4)	11,930	11,731
Southcentral Pennsylvania General Auth. Rev. PUT	4.500%	12/1/2008 (2)	4,500	4,665

				226,147

Puerto Rico (1.5%)
Puerto Rico Govt. Dev. Bank CP	2.900%	5/10/2005	10,900	10,900
Puerto Rico Muni. Finance Agency	4.250%	8/1/2005 (4)	4,000	4,017
Puerto Rico Muni. Finance Agency	4.000%	8/1/2006 (4)	2,000	2,032
Puerto Rico TRAN	3.000%	7/29/2005	50,000	50,044

				66,993

Rhode Island (1.0%)
Rhode Island Econ. Dev. Corp.
(Rhode Island Dept. of Transp.)	5.000%	6/15/2005	26,205	26,284
Rhode Island Econ. Dev. Corp. Airport Rev.	5.000%	7/1/2006 (3)	2,705	2,771
Rhode Island Econ. Dev. Corp. Airport Rev.	5.000%	7/1/2007 (3)	2,830	2,949
Rhode Island Housing & Mortgage Finance Corp. Rev.	3.375%	11/1/2005	12,500	12,528

				44,532

South Carolina (1.0%)
Beaufont County SC School Dist. BAN	2.480%	3/1/2006	20,000	19,946
South Carolina Public Service Auth. Rev.	5.000%	1/1/2006	3,000	3,044
South Carolina Transp. Infrastructure Rev.	2.550%	5/5/2005 (10)	20,000	20,000

				42,990

Tennessee (2.0%)
Knox County TN GO	5.000%	4/1/2008	3,115	3,297
Memphis TN Electric System Rev.	5.000%	12/1/2005	15,000	15,196
Memphis TN Electric System Rev.	5.000%	12/1/2006	25,000	25,823
Metro. Govt. of Nashville & Davidson County TN
Health & Educ. Fac. Board Rev. (Ascension Health) PUT	2.300%	1/4/2006	7,000	6,974
Shelby County TN TAN	3.000%	6/30/2005	31,000	31,015
Tennessee GO	4.000%	8/1/2005	6,045	6,066

				88,371

Texas (7.7%)
Austin TX Water & Wastewater System Rev.	5.250%	11/15/2005 (2)	6,070	6,153
Brazos River TX Harbor Navigation Dist.
Brazoria County Environmental
(Dow Chemical Co. Project) PUT	4.400%	5/15/2005	10,000	10,008
Corpus Christi TX GO	5.000%	3/1/2009 (4)	2,000	2,139
Cypress-Fairbanks TX Independent School Dist.
Unlimited Tax Schoolhouse PUT	4.000%	8/15/2005	10,000	10,039
Dallas TX Independent School Dist. GO	5.000%	8/15/2005	4,000	4,028
Dallas-Fort Worth TX International Airport Rev.	5.000%	11/1/2005 (1)	4,235	4,280
Dallas-Fort Worth TX International Airport Rev.	5.500%	11/1/2005 (3)	2,450	2,482
Denton TX Independent School Dist. PUT	3.000%	2/1/2008	11,100	10,976
Frisco TX GO	5.000%	2/15/2009 (4)	2,950	3,154
Garland TX GO	4.000%	2/15/2007 (4)	1,950	1,988
Harris County TX Flood Control Dist. GO	5.000%	10/1/2005	2,495	2,519

Short-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Harris County TX Health Fac. Dev. Corp. Rev.
(Christus Health)	5.250%	7/1/2005 (1)	$10,000	$10,045
Harris County TX Toll Road Rev.	5.000%	8/15/2006 (3)	5,000	5,139
Harris County TX Toll Road Rev.	5.000%	8/15/2008 (3)	9,355	9,949
Houston TX GO	5.000%	3/1/2006 (1)(ETM)	4,010	4,085
Houston TX GO	5.000%	3/1/2006 (1)	3,050	3,106
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.500%	7/1/2005 (4)(Prere.)	3,500	3,553
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.250%	9/1/2008 (2)	7,460	7,980
Lewisville TX Independent School Dist.	5.250%	8/15/2006	5,000	5,152
Mesquite TX Independent School Dist. GO	5.000%	8/15/2006	1,825	1,875
Northside TX Independent School Dist. PUT	2.500%	6/15/2006	16,750	16,750
Plano TX Independent School Dist.	5.500%	2/15/2006 (Prere.)	3,505	3,582
Plano TX Independent School Dist.	5.000%	2/15/2008	6,300	6,645
San Antonio TX Electric & Gas Rev.	5.650%	2/1/2007 (Prere.)	10,740	11,354
San Antonio TX GO	5.000%	8/1/2005 (ETM)	175	176
San Antonio TX GO	5.000%	8/1/2005	9,725	9,783
Spring TX Independent School Dist. Schoolhouse GO PUT	5.000%	8/15/2006 (4)	7,000	7,180
Texas Muni. Power Agency Rev.	0.000%	9/1/2005 (2)	5,490	5,440
Texas Muni. Power Agency Rev.	4.000%	9/1/2005 (1)	19,880	19,969
Texas TRAN	3.000%	8/31/2005	70,000	70,071
Texas Turnpike Auth. Central Texas Turnpike System Rev.	5.000%	6/1/2008	25,615	27,125
Texas Water Dev. Board GO	5.000%	8/1/2006	6,425	6,599
Trinity River Auth. Texas PCR (Texas Util. System) PUT	5.000%	11/1/2006	20,000	20,604
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	7/1/2005	5,000	5,020
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/2005	5,000	5,034
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/2008	2,500	2,659
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/2008	7,000	7,445

				334,086

Utah (1.2%)
Intermountain Power Agency Utah Power Supply Rev.	4.500%	7/1/2007 (2)	10,000	10,341
Intermountain Power Agency Utah Power Supply Rev.	5.000%	7/1/2010 (4)	6,290	6,807
Utah GO	5.000%	7/1/2006	7,785	7,987
Utah GO	5.000%	7/1/2006	17,875	18,339
Utah GO	5.000%	7/1/2007	8,300	8,680

				52,154

Virginia (2.1%)
Loudoun County VA GO	5.250%	11/1/2005	4,410	4,468
Norfolk VA GO	5.000%	7/1/2006 (4)	8,810	9,040
Peninsula Ports Auth. Virginia Rev.
(Dominion Term Assoc. Project) PUT	3.300%	10/1/2008	2,500	2,492
Richmond VA GO	4.500%	7/15/2005 (4)	3,640	3,655
Virginia Beach VA Refunding & Public Improvement	5.000%	5/1/2007	7,170	7,476
Virginia College Building Auth. Educ. Fac. Rev.	5.000%	2/1/2007	5,185	5,380
Virginia College Building Auth. Educ. Fac. Rev.
Public Higher Educ.	5.000%	2/1/2006	11,285	11,478
Virginia Public Building Auth. Rev.	5.000%	8/1/2006	5,080	5,220
Virginia Public School Auth. Rev.	4.000%	2/1/2006	15,000	15,145
Virginia Public School Auth. Rev.	4.000%	8/1/2006	7,500	7,615
Virginia Public School Auth. Rev.	5.000%	8/1/2007	2,260	2,367

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Virginia Public School Auth. Rev.	5.000%	8/1/2007	$6,930	$7,260
Virginia Public School Auth. Rev.	5.000%	8/1/2008	5,830	6,210
Virginia Public School Auth. Rev.	5.500%	8/1/2010	4,645	5,175

				92,981

Washington (2.4%)
King County WA BAN	3.000%	11/1/2005	13,820	13,842
King County WA GO	5.000%	6/1/2007	6,130	6,392
King County WA Sewer Rev.	5.000%	1/1/2006 (4)	3,000	3,044
Port of Seattle WA GO	5.000%	11/1/2006 (4)	5,490	5,661
Port of Seattle WA GO	5.000%	11/1/2006 (4)	9,485	9,780
Port of Seattle WA GO	5.000%	11/1/2007 (4)	5,765	6,040
Port of Seattle WA Rev.	5.250%	9/1/2006 (3)	3,000	3,088
Seattle WA GO	5.000%	7/1/2005	12,025	12,074
Seattle WA GO	3.000%	10/1/2005	13,055	13,073
Seattle WA Muni. Light & Power Rev.	4.000%	11/1/2005 (4)	5,525	5,561
Washington GO	5.000%	9/1/2005	5,180	5,220
Washington GO	5.500%	6/1/2006 (Prere.)	6,050	6,229
Washington GO	5.000%	1/1/2007 (4)	8,605	8,903
Washington Public Power Supply System Rev.
(Nuclear Project)	5.000%	7/1/2005	5,000	5,020

				103,927

West Virginia (0.2%)
West Virginia GO	5.500%	6/1/2005 (4)	5,160	5,173
West Virginia Higher Educ. Policy Comm. Rev.	5.000%	4/1/2007 (1)	500	520
West Virginia Higher Educ. Policy Comm. Rev.	5.000%	4/1/2008 (1)	2,500	2,645

				8,338

Wisconsin (1.5%)
Kenosha WI GO	4.000%	9/1/2005 (4)	1,090	1,095
Kenosha WI GO	4.000%	9/1/2006 (4)	2,100	2,132
Kenosha WI GO	4.000%	9/1/2007 (4)	1,695	1,738
Madison WI Metro. School Dist. TRAN	3.000%	9/9/2005	15,000	15,013
Wisconsin GO	5.000%	5/1/2007	12,405	12,916
Wisconsin GO	6.250%	5/1/2007	5,000	5,324
Wisconsin GO	5.000%	5/1/2008	5,000	5,294
Wisconsin Health & Educ. Fac. Auth. Rev.
(Ascension Health) ARS	2.400%	6/6/2005	7,000	7,000
Wisconsin Transp. Rev.	5.000%	7/1/2008	12,385	13,144

				63,656

TOTAL MUNICIPAL BONDS
(Cost $4,244,686)				4,224,369

TEMPORARY CASH INVESTMENT (2.6%)			Shares

Vanguard Municipal Cash Management Fund, 2.821%*
(Cost $116,171)			116,170,629	116,171

TOTAL INVESTMENTS (99.6%)
(Cost $4,360,857)				4,340,540

Short-Term Tax-Exempt Fund	Market Value^ (000)

OTHER ASSETS AND LIABILITIES (0.4%)

Other Assets—Note B	$69,027
Liabilities	(53,674)

15,353

NET ASSETS (100%)	$4,355,893

^	See Note A in Notes to Financial Statements.
*	Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of April 30, 2005.
††	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, the aggregate value of these securities was $171,843,000, representing 3.9% of net assets.
For key to abbreviations and other references, see the back cover.

AT APRIL 30, 2005, NET ASSETS CONSISTED OF:

Amount (000)

Paid-in Capital	$4,380,259
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(4,049)
Unrealized Depreciation	(20,317)

NET ASSETS	$4,355,893

Investor Shares—Net Assets
Applicable to 133,316,057 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$2,073,928

NET ASSET VALUE PER SHARE—INVESTOR SHARES	$15.56

Admiral Shares—Net Assets
Applicable to 146,688,973 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$2,281,965

NET ASSET VALUE PER SHARE—ADMIRAL SHARES	$15.56

See Note D in Notes to Financial Statements for the tax-basis components of net assets.

Limited-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

MUNICIPAL BONDS (98.6%)

Alabama (1.0%)
Huntsville AL Health Care Fac. Auth. PUT	4.650%	6/1/2005 (1)	$22,600	$22,633
Huntsville AL Health Care Fac. Auth. PUT	4.650%	6/1/2005 (1)	1,350	1,352
Jefferson County AL Sewer Rev. (Capital Improvement)	5.125%	2/1/2009 (3)(Prere.)	5,785	6,259
Jefferson County AL Sewer Rev. (Capital Improvement)	5.125%	2/1/2009 (3)(Prere.)	29,405	31,812
Montgomery AL Baptist Medical Center (Baptist Health)	0.000%	11/15/2008 (4)	3,260	2,898
Montgomery AL Baptist Medical Center (Baptist Health)	0.000%	11/15/2009 (4)	3,000	2,563
Montgomery AL Baptist Medical Center (Baptist Health)	0.000%	11/15/2010 (4)	2,130	2,032

				69,549

Alaska (1.1%)
Alaska GO	5.250%	8/1/2007 (4)	6,760	7,103
Alaska GO	5.000%	7/15/2008 (4)	6,605	7,004
North Slope Borough AK GO	0.000%	6/30/2006 (1)	19,250	18,619
North Slope Borough AK GO	0.000%	6/30/2007 (1)	8,000	7,482
North Slope Borough AK GO	0.000%	6/30/2008 (1)	17,100	15,434
Valdez AK Marine Terminal Rev.
(Phillips Transp. Alaska, Inc. Project) PUT	1.800%	6/1/2005	17,500	17,482

				73,124

Arizona (2.0%)
Arizona COP	5.000%	9/1/2006 (4)	6,780	6,973
Arizona School Fac. Board Rev. COP	5.000%	9/1/2008 (4)	9,960	10,589
Maricopa County AZ Pollution Control Corp. PCR
(Public Service Co. of New Mexico) PUT	4.000%	7/1/2009	9,500	9,536
Maricopa County AZ Public Finance Corp. Lease Rev.	5.500%	7/1/2009 (2)	5,000	5,462
Maricopa County AZ USD	5.000%	7/1/2010 (4)	7,230	7,867
Mesa AZ Util. System Rev.	5.000%	7/1/2008 (1)	6,500	6,911
Mohave County AZ IDA Correctional Fac. Contract Rev.
(Mohave Prison Project)	5.000%	4/1/2008 (10)	2,000	2,105
Mohave County AZ IDA Correctional Fac. Contract Rev.
(Mohave Prison Project)	5.000%	4/1/2010 (10)	5,090	5,466
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.000%	7/1/2009 (2)	5,500	5,913
Phoenix AZ Civic Improvement Corp.
Wastewater System Rev.	5.000%	7/1/2010 (1)	5,600	6,093
Phoenix AZ GO	7.500%	7/1/2008	11,510	13,082
Salt River Project Arizona Agricultural Improvement
& Power Dist. Rev.	5.250%	1/1/2006	30,935	31,458
Salt River Project Arizona Agricultural Improvement
& Power Dist. Rev.	5.150%	1/1/2007	7,630	7,921
Salt River Project Arizona Agricultural Improvement
& Power Dist. Rev.	5.000%	1/1/2008	8,650	9,125
Univ. of Arizona Board of Regents	5.900%	6/1/2008 (4)	4,095	4,452

				132,953

California (6.0%)
California Dept. of Water Resources Water System Rev.
(Central Valley)	8.250%	12/1/2005	5,685	5,869
California GO	5.250%	3/1/2006	21,000	21,436
California GO	4.750%	6/1/2007	1,000	1,037
California GO	5.250%	11/1/2008	10,000	10,741
California GO	5.000%	3/1/2009	22,400	23,959
California GO	5.000%	6/1/2009	25,000	26,813

Limited-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

California GO RAN	3.000%	6/30/2005	$25,000	$25,013
California Higher Educ. Loan Auth. Student Loan Rev.	6.500%	6/1/2005	7,000	7,023
California PCR Financing Auth. Rev.
(Southern California Edison Co.) PUT	2.000%	3/1/2006	20,000	19,761
California PCR Financing Auth. Solid Waste Disposal Rev.
(Waste Management) PUT	4.850%	11/30/2007	6,000	6,149
California State Dept. of Water Resources
Power Supply Rev.	5.250%	5/1/2007 (1)	14,725	15,436
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/2007	25,335	26,587
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/2008 (1)	8,000	8,490
California State Dept. of Water Resources
Power Supply Rev.	5.250%	5/1/2009 (1)	10,000	10,844
California State Econ. Recovery Bonds	5.000%	7/1/2009	18,000	19,386
California State Econ. Recovery Bonds	5.250%	1/1/2011	12,640	13,946
California State Econ. Recovery Bonds PUT	5.000%	7/1/2007	20,000	20,845
California State Econ. Recovery Bonds PUT	5.000%	7/1/2008	12,925	13,661
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.000%	7/1/2008	1,000	1,044
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.000%	7/1/2009	800	848
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.000%	7/1/2010	1,100	1,171
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	3.850%	8/1/2006	15,000	15,155
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	4.350%	3/1/2007	19,325	19,659
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	2.625%	5/1/2008	17,500	17,092
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	3.875%	4/1/2010	12,350	12,482
Chula Vista CA IDR (San Diego Gas & Electric) PUT	7.000%	12/1/2005	10,000	10,231
CSUCI Financing Auth. Rev. California Rental Housing
& Town Center PUT	2.500%	8/1/2007 LOC	5,000	4,956
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2009	3,000	3,208
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2010	2,500	2,676
Kings River Conservation Dist. CA COP	5.000%	5/1/2010	4,000	4,286
Long Beach CA Harbor Rev.	4.000%	5/15/2009 (3)	6,095	6,289
Los Angeles CA USD COP	5.000%	8/1/2006 (2)	4,775	4,912
Los Angeles CA USD COP	5.000%	8/1/2007 (2)	4,720	4,952
Los Angeles County CA Public Works Financing Auth. Rev.	5.000%	12/1/2012 (1)	7,710	8,504
Natomas CA USD COP PUT	5.000%	2/1/2010 (2)	10,000	10,744
San Jose CA Redev. Agency	5.250%	8/1/2008 (1)	3,180	3,416
Santa Clara Valley CA Water Dist. Refunding
& Improvement COP	5.000%	2/1/2008 (3)	4,385	4,636

				413,257

Colorado (3.8%)
Arapahoe County CO Capital Improvement
Trust Fund Highway Rev.	0.000%	8/31/2005 (Prere.)	11,920	8,444

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Arapahoe County CO Capital Improvement
Trust Fund Highway Rev.	0.000%	8/31/2005 (Prere.)	$114,235	$55,067
Arapahoe County CO Capital Improvement
Trust Fund Highway Rev.	0.000%	8/31/2005 (Prere.)	280,005	57,919
Arapahoe County CO Capital Improvement
Trust Fund Highway Rev.	7.000%	8/31/2005 (Prere.)	32,000	33,427
Colorado Dept. of Transp. Rev.	5.250%	6/15/2006	2,335	2,399
Colorado Dept. of Transp. Rev.	5.250%	6/15/2007	2,035	2,135
Colorado Dept. of Transp. Rev.	5.500%	6/15/2007 (1)	18,000	18,989
Colorado Dept. of Transp. Rev.	5.250%	6/15/2008	2,530	2,704
Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives)	5.500%	9/1/2006	5,490	5,653
Colorado Springs CO Util. System Rev.	5.250%	11/15/2006	9,265	9,603
Colorado Springs CO Util. System Rev.	5.250%	11/15/2007	5,890	6,228
Denver CO City & County Airport Rev.	5.500%	11/15/2005 (2)	9,375	9,510
Denver CO City & County Auditorium Theatre & Zoo GO	5.500%	8/1/2008	11,835	12,781
Denver CO City & County GO	5.000%	8/1/2007	5,000	5,236
Denver CO City & County GO (Medical Fac.)	5.000%	8/1/2008	8,770	9,336
Lowry Econ. Redev. Auth. Colorado Rev. VRDO	3.000%	5/9/2005 LOC	6,435	6,435
Regional Transp. Dist. of Colorado COP
(Transit Vehicles Project) PUT	2.300%	6/1/2007 (2)	15,000	14,771

				260,637

Connecticut (2.4%)
Connecticut GO	6.250%	5/15/2005	10,000	10,017
Connecticut GO	6.250%	5/15/2005 (ETM)	80	80
Connecticut GO	5.000%	6/15/2005	13,810	13,852
Connecticut GO	5.000%	3/15/2006	17,045	17,383
Connecticut GO	4.000%	3/15/2007 (1)	6,200	6,334
Connecticut GO	5.000%	4/15/2007	17,985	18,727
Connecticut GO	5.250%	6/15/2007	12,760	13,393
Connecticut GO	5.000%	11/15/2007	19,340	20,361
Connecticut GO	5.000%	11/15/2007	7,250	7,632
Connecticut GO	5.000%	12/15/2007	10,040	10,585
Connecticut GO	5.250%	12/15/2007	7,370	7,817
Connecticut GO	5.000%	3/1/2008	8,545	9,037
Connecticut GO	5.000%	11/15/2008	10,000	10,688
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure) VRDO	3.040%	5/9/2005 (2)	20,085	20,085

				165,991

Delaware (0.4%)
Delaware GO	5.250%	7/1/2007	20,260	21,311
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/2005 (1)	8,890	8,927

				30,238

District of Columbia (1.7%)
District of Columbia GO	5.000%	6/1/2005 (2)	6,935	6,950
District of Columbia GO	5.300%	6/1/2005 (2)	10,900	10,926
District of Columbia GO	5.250%	6/1/2007 (1)	16,000	16,757
District of Columbia GO	5.500%	6/1/2007 (4)	8,785	9,245
District of Columbia GO	5.250%	6/1/2008 (1)	5,355	5,710
District of Columbia GO	5.500%	6/1/2008 (4)(ETM)	1,220	1,311
District of Columbia GO	5.500%	6/1/2008 (4)	3,530	3,790

Limited-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

District of Columbia GO	5.500%	6/1/2010 (4)	$10,000	$11,040
District of Columbia GO	5.750%	6/1/2010 (1)(ETM)	5,000	5,613
District of Columbia GO ARS	3.000%	10/6/2005 (1)	15,000	15,000
District of Columbia GO VRDO	3.040%	5/9/2005 (1)	14,220	14,220
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/2006	4,745	4,895
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/2010 (1)	6,145	6,731
Washington DC Metro. Area Transit Auth. Rev.	5.000%	7/1/2007 (1)	2,250	2,354
Washington DC Metro. Area Transit Auth. Rev.	5.000%	7/1/2008 (1)	4,180	4,448

				118,990

Florida (4.7%)
Broward County FL GO	5.000%	1/1/2007	8,300	8,597
Broward County FL GO	5.000%	1/1/2008	4,000	4,217
Broward County FL Resource Recovery Rev.
(Wheelabrator Series A)	5.375%	12/1/2010	4,900	5,236
Broward County FL Resource Recovery Rev.
(Wheelabrator Series A)	4.500%	12/1/2011	5,900	6,131
Broward County FL Resource Recovery Rev.
(Wheelabrator-South)	5.500%	12/1/2008	22,980	24,704
Broward County FL Resource Recovery Rev.
(Wheelabrator-South)	5.375%	12/1/2009	2,000	2,152
Broward County FL School Dist. GO	5.000%	2/15/2006	3,170	3,227
Broward County FL School Dist. GO	5.000%	2/15/2007	2,890	3,001
Florida Board of Educ. Capital Outlay	5.250%	1/1/2006	3,540	3,600
Florida Board of Educ. Capital Outlay	5.000%	6/1/2008	4,000	4,246
Florida Board of Educ. Public Educ.	5.250%	6/1/2007	4,890	5,130
Florida Board of Educ. Public Educ.	5.000%	6/1/2008 (4)	19,600	20,815
Florida Board of Educ. Public Educ.	5.250%	6/1/2008	5,055	5,402
Florida Board of Educ. Public Educ.	5.000%	6/1/2010	16,120	17,520
Florida Board of Educ. Public Educ.	5.000%	6/1/2011	11,945	13,091
Florida Board of Educ. Rev. (Lottery Rev.) TOB VRDO	3.020%	5/9/2005 (2)†	7,135	7,135
Florida Correctional Privatization Comm. COP	5.250%	8/1/2008 (1)	4,335	4,641
Florida Dept. of Environmental Protection
& Preservation Rev.	5.000%	7/1/2007 (1)	10,000	10,458
Florida Dept. of Environmental Protection
& Preservation Rev.	5.000%	7/1/2008 (1)	11,000	11,695
Florida Dept. of Transp.	5.000%	7/1/2007	5,270	5,511
Florida Dept. of Transp.	5.250%	7/1/2008	4,670	5,000
Florida Turnpike Auth. Rev.	5.250%	7/1/2007 (4)	5,855	6,154
Greater Orlando Aviation Auth.
Orlando FL Airport Fac. Rev.	5.000%	10/1/2005 (1)	6,855	6,920
Greater Orlando Aviation Auth.
Orlando FL Airport Fac. Rev.	5.250%	10/1/2006 (1)	7,830	8,089
Greater Orlando Aviation Auth.
Orlando FL Airport Fac. Rev.	5.250%	10/1/2007 (1)	6,995	7,372
Jacksonville FL Electric Auth. Electric System Rev. ARS	2.650%	5/6/2005 (10)	6,400	6,400
Jacksonville FL Electric Auth. Water & Sewer Rev.	5.000%	10/1/2011	7,500	8,059
JEA Florida St. Johns River Power Park Rev.	5.000%	10/1/2008	21,000	22,356
Orlando & Orange County FL Expressway Auth. VRDO	2.980%	5/9/2005 (4)	4,000	4,000
Orlando & Orange County FL Expressway Auth. VRDO	3.000%	5/9/2005 (4)	11,300	11,300
Orlando FL Util. Comm. Water & Electric Rev.	5.000%	10/1/2008	4,835	5,155
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	7/1/2009	15,000	16,277

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Orlando FL Util. Comm. Water & Electric Rev. PUT	5.000%	10/1/2008	$20,000	$21,174
Orlando FL Util. Comm. Water & Electric Rev. VRDO	3.000%	5/9/2005	9,300	9,300
Palm Beach County FL Airport System Rev.	5.500%	10/1/2005 (1)	8,830	8,932
Reedy Creek FL Impt. Dist. Util. Rev.	5.500%	10/1/2008 (2)	8,070	8,621

				321,618

Georgia (2.9%)
Atlanta GA Airport Fac. Rev.	0.000%	1/1/2010 (1)	6,615	5,163
Atlanta GA Water & Sewer Rev.	5.250%	1/1/2007 (3)(Prere.)	15,300	16,043
Atlanta GA Water & Wastewater Rev. VRDO	3.000%	5/9/2005 (4)	11,200	11,200
Burke County GA Dev. Auth. PCR
(Georgia Power Co. Plant Vogtle) PUT	4.450%	12/1/2008	25,000	25,815
Coffee County GA School Dist.	6.000%	8/1/2010 **	1,000	1,132
Fulton DeKalb GA Hosp. Auth.	5.000%	1/1/2008 (4)	3,000	3,162
Georgia GO	6.250%	3/1/2006	5,000	5,146
Georgia GO	6.000%	7/1/2007	10,580	11,284
Georgia Road & Tollway Auth. Rev.
(Governor's Transp. Choices)	5.250%	3/1/2007	6,185	6,458
Georgia Road & Tollway Auth. Rev.
(Governor's Transp. Choices)	5.250%	3/1/2009	10,355	11,233
Gwinnett County GA Hosp. Auth. Rev.
(Gwinnett Hosp. System Inc.) VRDO	3.000%	5/9/2005 LOC	3,000	3,000
Henry County GA School Dist. GO	5.000%	4/1/2007	11,415	11,879
Henry County GA School Dist. GO	5.000%	4/1/2008	25,585	27,109
Metro. Atlanta GA Rapid Transp. Auth.
Georgia Sales Tax Rev.	6.250%	7/1/2006 (1)	10,000	10,391
Metro. Atlanta GA Rapid Transp. Auth.
Georgia Sales Tax Rev.	6.250%	7/1/2008 (1)	4,000	4,393
Muni. Electric Auth.
Georgia Subordinate Bonds Project One PUT	5.000%	1/1/2009 (2)	10,000	10,611
Paulding County GA School Dist. GO	5.000%	8/1/2008	2,500	2,661
Paulding County GA School Dist. GO	5.000%	8/1/2009	1,500	1,617
Paulding County GA School Dist. GO	5.000%	8/1/2011	1,000	1,097
Private Colleges & Univ. Auth. of Georgia Rev.
(Emory Univ.)	5.500%	11/1/2006	8,000	8,317
Private Colleges & Univ. Auth. of Georgia Rev.
(Emory Univ.)	5.500%	11/1/2007	6,270	6,670
Private Colleges & Univ. Auth. of Georgia Rev.
(Emory Univ.)	5.250%	9/1/2008	10,000	10,738
Richmond County GA Board of Educ. GO	5.000%	11/1/2005	5,000	5,058

				200,177

Hawaii (1.9%)
Hawaii Airport System Rev.	5.500%	7/1/2006 (3)	10,000	10,289
Hawaii Airport System Rev.	5.500%	7/1/2007 (3)	10,000	10,504
Hawaii Airport System Rev.	6.000%	7/1/2007 (3)	6,000	6,361
Hawaii Airport System Rev.	5.500%	7/1/2009 (3)	10,275	11,111
Hawaii GO	6.000%	11/1/2005 (3)	5,000	5,082
Hawaii GO	5.250%	2/1/2007 (4)	10,375	10,798
Hawaii GO	5.000%	4/1/2007 (1)	10,000	10,395
Hawaii GO	5.500%	8/1/2007 (3)	2,330	2,463
Hawaii GO	5.250%	2/1/2008 (4)	10,000	10,619
Hawaii GO	5.000%	4/1/2008 (1)	10,000	10,578

Limited-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Hawaii GO	5.750%	4/1/2008 (1)	$4,005	$4,320
Hawaii GO	5.500%	8/1/2008 (3)	6,755	7,283
Hawaii GO	5.000%	10/1/2009 (1)	1,480	1,593
Hawaii GO	5.000%	10/1/2010 (1)	5,090	5,531
Honolulu HI City & County GO	5.000%	7/1/2008 (1)	12,740	13,521
Honolulu HI City & County GO ARS	2.700%	5/13/2005 (1)	10,400	10,400

				130,848

Illinois (4.4%)
Chicago IL Board of Educ. VRDO	3.000%	5/9/2005 (4)	4,650	4,650
Chicago IL Housing Auth. Capital Project Rev.	5.000%	7/1/2009	8,265	8,762
Chicago IL Housing Auth. Capital Project Rev.	5.250%	7/1/2010	5,000	5,388
Chicago IL O'Hare International Airport Rev.	5.500%	1/1/2006 (2)	2,805	2,852
Chicago IL O'Hare International Airport Rev.	5.500%	1/1/2006 (2)	3,970	4,037
Chicago IL O'Hare International Airport Rev.	5.500%	1/1/2006 (2)(ETM)	13,315	13,551
Chicago IL O'Hare International Airport Rev.	5.500%	1/1/2007 (2)	3,140	3,264
Illinois Dev. Finance Auth. PCR (Commonwealth Edison)	4.400%	12/1/2006 (2)	14,265	14,564
Illinois Dev. Finance Auth. PCR (Commonwealth Edison)	4.400%	12/1/2006 (2)	27,500	28,076
Illinois Dev. Finance Auth. Rev. (Provena Health)	5.500%	5/15/2005 (1)	2,500	2,503
Illinois Dev. Finance Auth. Rev. (Provena Health)	5.500%	5/15/2006 (1)	2,000	2,051
Illinois Dev. Finance Auth. Solid Waste Disp. Rev.
(Waste Management)	5.850%	2/1/2007	7,185	7,441
Illinois GO	4.000%	12/1/2006	5,000	5,089
Illinois GO	5.000%	10/1/2007 (4)	9,000	9,439
Illinois GO	5.250%	11/1/2007 (3)	5,000	5,282
Illinois GO	5.000%	12/1/2007	5,475	5,757
Illinois GO	5.000%	3/1/2008	7,590	8,013
Illinois GO	5.000%	3/1/2008	5,000	5,279
Illinois GO	5.250%	8/1/2008	14,500	15,507
Illinois GO	5.000%	10/1/2008 (4)	7,000	7,457
Illinois GO	5.000%	10/1/2008	5,790	6,164
Illinois GO	5.250%	11/1/2008 (3)	4,000	4,299
Illinois GO	5.750%	1/1/2009 (3)	3,000	3,284
Illinois GO	5.250%	8/1/2009 (1)	2,135	2,315
Illinois GO	5.500%	8/1/2009	8,610	9,412
Illinois GO	5.000%	10/1/2009	14,800	15,909
Illinois GO	5.000%	3/1/2010	6,300	6,799
Illinois Health Fac. Auth. Rev.
(Advocate Health Care Network)	5.250%	8/15/2005 (ETM)	2,085	2,101
Illinois Health Fac. Auth. Rev.
(Hosp. Sisters Services Inc.)	5.000%	6/1/2006 (1)	4,400	4,496
Illinois Health Fac. Auth. Rev.
(Hosp. Sisters Services Inc.)	5.250%	6/1/2007 (1)	5,270	5,504
Illinois Health Fac. Auth. Rev.
(Hosp. Sisters Services Inc.) PUT	4.500%	12/1/2007 (4)	10,000	10,300
Illinois State Unemployment Insurance Fund
Building Receipts Rev.	5.000%	12/15/2007 (4)	10,000	10,520
Illinois Student Assistance Comm. Student Loan Rev.	5.700%	3/1/2006	4,000	4,007
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	0.000%	6/15/2008 (3)(ETM)	1,220	1,104
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	0.000%	6/15/2008 (3)(ETM)	6,500	5,880

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	0.000%	6/15/2008 (3)	$170	$154
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	5.250%	6/15/2008 (1)	3,250	3,468
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	0.000%	6/15/2009 (3)(ETM)	18,625	16,218
Regional Transp. Auth. Cook, Du Page, Kane, Lake,
McHenry, and Will Counties IL GO	5.000%	6/1/2005 (3)	5,000	5,011
Regional Transp. Auth. Cook, Du Page, Kane, Lake,
McHenry, and Will Counties IL GO	5.000%	6/1/2006 (3)	6,950	7,112
Regional Transp. Auth. Cook, Du Page, Kane, Lake,
McHenry, and Will Counties IL GO	5.000%	6/1/2007 (3)	9,710	10,127
Regional Transp. Auth. Cook, Du Page, Kane, Lake,
McHenry, and Will Counties IL GO	5.250%	6/1/2008 (3)	9,855	10,517

				303,663

Indiana (0.9%)
Indiana Health Fac. Auth. Finance Auth. Rev.
(Ascension Health Credit Group) ARS	2.700%	5/13/2005 (2)	22,700	22,700
Indiana Office Building Comm. Fac. Rev.
(New Castle Correctional Fac.)	5.250%	7/1/2008 (3)	3,040	3,241
Indiana Univ. Rev. (Student Fee)	5.250%	8/1/2005 (1)	1,345	1,354
Indiana Univ. Rev. (Student Fee)	5.250%	8/1/2007 (1)	1,000	1,051
Indianapolis IN Local Public Improvement Rev.	5.500%	2/1/2007	12,255	12,801
Rockport IN PCR (AEP Generating Co.) PUT	4.050%	7/13/2006 (2)	21,000	21,284

				62,431

Kansas (0.4%)
Burlington KS PCR (Kansas Gas & Electric Co.) PUT	2.650%	6/1/2006 (1)	15,000	14,961
Kansas Dept. of Transp. Highway Rev.	7.250%	3/1/2006 (ETM)	5,820	6,039
Kansas Dept. of Transp. Highway Rev.	5.500%	9/1/2006	6,000	6,214
Wichita KS Sales Tax Rev.	5.000%	4/1/2007	2,610	2,715

				29,929

Kentucky (2.2%)
Jefferson County KY GO	0.000%	8/15/2005 (4)	4,780	4,743
Kenton County KY Airport Board Special Fac. Rev.
(Airis Cincinnati LLC) VRDO	3.100%	5/9/2005	10,000	10,000
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev.
(Baptist Healthcare) VRDO	3.000%	5/9/2005 (1)	2,800	2,800
Kentucky Property & Building Comm. Rev.	5.500%	8/1/2006 (4)	10,520	10,865
Kentucky Property & Building Comm. Rev.	5.250%	2/1/2007 (4)	1,500	1,561
Kentucky Property & Building Comm. Rev.	5.250%	8/1/2007 (4)	13,000	13,666
Kentucky Property & Building Comm. Rev.	5.500%	8/1/2007	4,550	4,808
Kentucky Property & Building Comm. Rev.	5.500%	8/1/2008 (ETM)	7,290	7,868
Kentucky Property & Building Comm. Rev.	5.500%	8/1/2008	210	226
Kentucky Property & Building Comm. Rev.	6.000%	10/1/2008	10,000	10,969
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project)	6.500%	7/1/2007 (2)	18,000	19,358
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project)	5.500%	7/1/2008 (2)	5,060	5,446
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project)	5.750%	7/1/2008 (4)	26,760	29,004

Limited-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project)	5.500%	7/1/2009 (2)	$15,000	$16,404
Louisville & Jefferson County KY Regional Airport Auth.
Airport System Rev.	5.250%	7/1/2008 (4)	2,345	2,488
Louisville & Jefferson County KY Regional Airport Auth.
Airport System Rev.	5.250%	7/1/2010 (4)	2,700	2,920
Louisville & Jefferson County KY Regional Airport Auth.
Special Fac. (UPS Worldwide Forwarding) VRDO	3.080%	5/2/2005	5,900	5,900

				149,026

Louisiana (0.8%)
Jefferson Parish LA Sales Tax Dist. Special Sales Tax Rev.	5.500%	12/1/2005 (4)	3,790	3,851
Jefferson Parish LA School Board Sales & Tax Rev.	5.250%	2/1/2006 (1)	8,740	8,901
Jefferson Parish LA School Board Sales & Tax Rev.	5.250%	2/1/2007 (1)	9,190	9,565
Lafayette LA Public Improvement Sales Tax Rev.	5.000%	3/1/2010 (1)	1,980	2,141
Lafayette LA Public Improvement Sales Tax Rev.	5.000%	3/1/2011 (1)	2,085	2,270
Louisiana GO	5.250%	4/1/2006 (3)	9,335	9,545
Louisiana GO	5.250%	5/1/2008 (3)	7,405	7,900
Louisiana Offshore Terminal Auth. Deep Water Port Rev.
(LOOP LLC Project) PUT	4.000%	9/1/2008	5,000	5,048
Louisiana Public Fac. Auth. Hosp. Rev.
(Franciscan Missionaries)	5.500%	7/1/2005 (4)	5,865	5,893

				55,114

Maryland (2.2%)
Anne Arundel County MD GO	5.000%	3/1/2008	7,375	7,810
Maryland Dept. of Transp.	5.250%	2/1/2007	9,000	9,380
Maryland Dept. of Transp.	5.000%	5/1/2009	18,200	19,598
Maryland Dept. of Transp.	5.000%	5/1/2010	16,975	18,474
Maryland GO	5.250%	3/1/2007	21,005	21,937
Maryland GO	5.250%	2/1/2008	5,000	5,324
Maryland GO	5.250%	3/1/2008	24,935	26,595
Washington Suburban Sanitation Dist.
Maryland General Construction GO	5.250%	6/1/2007	10,000	10,500
Washington Suburban Sanitation Dist.
Maryland Water Supply GO	5.250%	6/1/2009	12,785	13,921
Washington Suburban Sanitation Dist.
Maryland Water Supply GO	5.250%	6/1/2010	11,435	12,617
Washington Suburban Sanitation Dist.
Maryland Water Supply GO	5.250%	6/1/2010	5,000	5,517

				151,673

Massachusetts (4.1%)
Boston MA GO	5.000%	2/1/2008 (1)	5,000	5,286
Massachusetts Dev. Finance Agency
Resource Recovery Rev. (SEMASS System)	5.250%	1/1/2006 (1)	15,170	15,386
Massachusetts Dev. Finance Agency
Resource Recovery Rev. (SEMASS System)	5.250%	1/1/2007 (1)	15,070	15,566
Massachusetts Educ. Finance Auth. Educ. Loan Rev.	4.400%	12/1/2005 (1)	1,280	1,281
Massachusetts Educ. Finance Auth. Educ. Loan Rev.	4.500%	12/1/2006 (1)	1,550	1,561
Massachusetts Educ. Finance Auth. Educ. Loan Rev.	4.550%	12/1/2007 (1)	2,090	2,106
Massachusetts GAN	5.750%	6/15/2007	9,650	10,218
Massachusetts GAN	5.750%	12/15/2008	16,210	17,698
Massachusetts GAN	5.750%	6/15/2009	10,900	11,988

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Massachusetts GO	5.000%	2/1/2006	$6,120	$6,222
Massachusetts GO	5.500%	2/1/2007 (1)	20,000	20,898
Massachusetts GO	5.250%	12/1/2007	10,000	10,579
Massachusetts GO	5.500%	2/1/2008 (1)	10,000	10,681
Massachusetts GO	5.000%	8/1/2008	10,000	10,605
Massachusetts GO	5.250%	8/1/2008 (Prere.)	7,945	8,535
Massachusetts GO	5.375%	8/1/2008	10,000	10,720
Massachusetts GO	5.750%	10/1/2008	6,710	7,297
Massachusetts GO	5.250%	1/1/2009	10,000	10,755
Massachusetts GO	5.750%	6/1/2010 (Prere.)	25,045	28,167
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	5.250%	7/1/2006	3,000	3,045
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	5.750%	7/1/2006	5,385	5,496
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	5.750%	7/1/2007	5,785	5,979
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	5.875%	7/1/2008	6,000	6,303
Massachusetts Health & Educ. Fac. Auth. Rev.
(Partners Healthcare System)	5.000%	7/1/2007	2,200	2,294
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.	5.500%	7/1/2008 (1)	15,400	16,546
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.	5.000%	7/1/2009 (1)	14,110	15,123
Massachusetts Special Obligation Rev.	7.500%	6/1/2007 (3)	16,425	17,937

				278,272

Michigan (2.3%)
Detroit MI Capital Improvement GO	5.000%	4/1/2008 (4)	7,275	7,691
Detroit MI Capital Improvement GO	5.000%	4/1/2009 (4)	6,135	6,574
Detroit MI Sewer System Rev.	5.000%	7/1/2010 (4)	8,510	9,213
Michigan Building Auth. Rev.	5.500%	10/15/2007	3,855	4,090
Michigan Building Auth. Rev.	5.500%	10/15/2007	5,945	6,308
Michigan Building Auth. Rev.	5.000%	10/15/2008 (1)	4,000	4,265
Michigan Building Auth. Rev.	5.500%	10/15/2008	6,435	6,962
Michigan Building Auth. Rev.	5.500%	10/15/2008	6,790	7,346
Michigan Comprehensive Transp. Rev.	5.000%	5/15/2008 (4)	1,230	1,303
Michigan GO	5.250%	12/1/2005	5,750	5,837
Michigan Hosp. Finance Auth. Rev. (Ascension Health)	5.000%	5/1/2012 **	10,000	10,815
Michigan Hosp. Finance Auth. Rev.
(Genesys Regional Medical Center)	5.500%	10/1/2005 (ETM)	6,655	6,733
Michigan Muni. Bond Auth. Rev.	5.000%	5/1/2007	6,420	6,684
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.500%	10/1/2006 (ETM)	7,575	7,857
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.250%	10/1/2007	10,190	10,761
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.500%	10/1/2007 (ETM)	9,405	9,964
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.250%	10/1/2008	11,960	12,861
Michigan Public Power Agency Rev. (Belle River)	5.000%	1/1/2007 (1)	6,000	6,210
Michigan Trunk Line Rev.	5.000%	10/1/2006 (4)	1,000	1,030

Limited-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Michigan Trunk Line Rev.	5.000%	10/1/2007 (4)	$1,000	$1,049
Univ. of Michigan Univ. Rev.	5.000%	4/1/2008	2,705	2,866
Wayne Charter County MI Airport Rev.	5.250%	12/1/2006 (1)	6,620	6,850
Wayne Charter County MI Airport Rev.
(Detroit Metro. Wayne County)	5.250%	12/1/2008 (3)	7,065	7,534
Western Township MI Sewage Disposal System Rev.	5.250%	1/1/2008 (1)	3,700	3,924

				154,727

Minnesota (1.1%)
Minnesota GO	5.000%	8/1/2005	26,000	26,159
Minnesota GO	6.000%	8/1/2005	8,255	8,326
Minnesota GO	5.500%	6/1/2006	8,730	8,990
Minnesota GO	5.000%	8/1/2007	20,000	20,954
Minnesota Public Fac. Water PCR	5.500%	3/1/2009	4,500	4,913
Southern Minnesota Muni. Power Agency
Power Supply System Rev.	5.000%	1/1/2009 (2)	5,000	5,350

				74,692

Mississippi (1.2%)
Madison County MS School Dist.	5.000%	9/1/2010 (3)	4,370	4,745
Mississippi Business Finance Corp.
Solid Waste Disposal Rev.
(Waste Management Inc.) PUT	3.350%	3/1/2009	7,000	6,802
Mississippi GO	5.000%	10/1/2006	10,160	10,471
Mississippi GO	5.750%	11/1/2007	5,000	5,348
Mississippi GO	5.000%	10/1/2009	5,770	6,227
Mississippi GO	6.000%	11/1/2009 (Prere.)	7,250	8,140
Mississippi GO	6.000%	11/1/2009 (Prere.)	10,800	12,125
Mississippi GO	5.250%	12/1/2010	8,800	9,720
Mississippi Hosp. Equipment & Fac. Auth. Rev.
(Baptist Memorial Health) PUT	3.500%	10/1/2006	21,000	21,054

				84,632

Missouri (0.5%)
Missouri Health & Educ. Fac. Auth. Rev.
(SSM Health Care)	5.250%	6/1/2006	10,230	10,476
Missouri Third State Building GO	5.000%	8/1/2008	8,660	9,235
Missouri Water Pollution Control GO	5.000%	10/1/2008	11,350	12,136

				31,847

Montana (0.3%)
Forsyth MT PCR (Avista Corp.) PUT	5.000%	12/30/2008 (2)	20,500	21,651

Nebraska (0.9%)
Nebraska Public Power Dist. Rev.	5.000%	1/1/2007 (1)	9,000	9,316
Nebraska Public Power Dist. Rev.	5.250%	1/1/2008 (1)(Prere.)	15,870	16,977
Nebraska Public Power Dist. Rev.	5.250%	1/1/2008 (1)	4,130	4,403
Nebraska Public Power Dist. Rev.	5.000%	1/1/2010 (3)	11,635	12,579
Nebraska Public Power Dist. Rev.	5.000%	1/1/2011 (3)	3,560	3,880
Omaha NE Public Power Dist. Electric Rev.	4.500%	2/1/2008	14,655	15,277

				62,432

Nevada (3.1%)
Clark County NV Las Vegas Convention & Visitor Auth. GO	5.000%	7/1/2007	4,410	4,606
Clark County NV Passenger Fac. Rev.
(Las Vegas McCarran International Airport)	6.250%	7/1/2005 (1)	4,310	4,335

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Clark County NV School Dist. GO	5.000%	6/15/2005 (1)	$13,330	$13,370
Clark County NV School Dist. GO	5.000%	6/15/2007 (1)	13,475	14,059
Clark County NV School Dist. GO	5.250%	6/15/2007 (4)	12,335	12,933
Clark County NV School Dist. GO	5.000%	6/1/2008 (3)	30,735	32,556
Clark County NV School Dist. GO	5.000%	6/15/2008 (1)	6,000	6,359
Clark County NV School Dist. GO	5.500%	6/15/2008 (4)	33,555	36,058
Clark County NV School Dist. GO	4.000%	6/1/2009 (3)	16,265	16,820
Clark County NV School Dist. GO	5.250%	6/15/2009 (1)	16,920	18,311
Clark County NV School Dist. GO	5.250%	6/15/2010 (1)	7,875	8,612
Clark County NV School Dist. GO	5.000%	6/15/2013 (3)	16,050	17,604
Clark County NV School Dist. GO	5.000%	6/15/2014 (3)	9,680	10,638
Nevada GO	5.000%	3/1/2008	5,000	5,223
Nevada GO	5.250%	5/15/2009	7,625	8,090

				209,574

New Hampshire (0.5%)
New Hampshire Business Finance Auth. PCR
(United Illuminating) PUT	3.250%	12/3/2007 (2)	6,950	6,937
New Hampshire Business Finance Auth. PCR
(United Illuminating) PUT	3.500%	2/1/2009	22,000	21,471
New Hampshire GO	5.000%	11/1/2008	6,000	6,409

				34,817

New Jersey (3.9%)
Garden State Preservation Trust New Jersey	5.250%	11/1/2009 (4)	4,500	4,916
New Jersey Building Auth. Rev.	5.250%	12/15/2006 (2)	5,000	5,196
New Jersey Econ. Dev. Auth. Rev.
(Chambers Cogeneration Limited Partnership) CP	2.270%	5/2/2005 LOC	15,000	14,999
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/2017	24,800	25,783
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/2008	16,085	17,092
New Jersey Econ. Dev. Auth. Water Fac. Rev.
(United Water Co.) VRDO	3.030%	5/2/2005 (2)	600	600
New Jersey Environmental Infrastructure Trust	5.500%	9/1/2007	5,960	6,316
New Jersey Environmental Infrastructure Trust	5.500%	9/1/2008	6,280	6,793
New Jersey GO	5.000%	2/1/2007	4,500	4,665
New Jersey GO	5.000%	7/15/2007	10,000	10,450
New Jersey Transit Corp. Capital GAN	5.750%	2/1/2007 (2)	15,000	15,729
New Jersey Transp. Corp. COP	5.500%	9/15/2007 (2)	4,735	4,998
New Jersey Transp. Corp. COP	5.500%	9/15/2008 (2)	25,000	26,879
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	6/15/2005 (2)	10,000	10,043
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	12/15/2006	26,000	26,845
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	6/15/2007 (ETM)	10,000	10,538
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	6/15/2007	5,665	5,954
New Jersey Transp. Trust Fund Auth. Rev.	5.375%	12/15/2007	25,530	27,032
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/2011 (3)	30,000	33,350
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.110%	5/9/2005 †	2,594	2,594
Newark NJ GO	5.000%	10/1/2011 (4)	2,000	2,198

				262,970

New Mexico (1.2%)
Farmington NM PCR
(Public Service-San Juan Project) PUT	2.100%	4/1/2006	13,000	12,828
Farmington NM PCR
(Public Service-San Juan Project) PUT	2.100%	4/1/2006	6,000	5,926

Limited-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

New Mexico GO	5.000%	3/1/2007	$12,130	$12,602
New Mexico GO	5.000%	9/1/2007	9,515	9,978
New Mexico GO	5.000%	9/1/2008	5,000	5,330
New Mexico Highway Comm. Tax Rev.	5.000%	6/15/2005 (2)	3,000	3,009
New Mexico Highway Comm. Tax Rev.	5.000%	6/15/2005	4,740	4,754
New Mexico Highway Comm. Tax Rev.	5.000%	6/15/2007 (2)	2,500	2,610
New Mexico Highway Comm. Tax Rev.	5.250%	6/15/2007	7,540	7,904
New Mexico Highway Comm. Tax Rev.	5.000%	6/15/2008	9,335	9,918
New Mexico Severance Tax Rev.	5.000%	7/1/2007	6,800	7,106

				81,965

New York (8.4%)
Erie County NY IDA School Fac. Rev. GO	5.000%	5/1/2009 (4)	3,140	3,373
Long Island NY Power Auth. Electric System Rev.	5.000%	6/1/2006	10,000	10,234
Muni. Assistance Corp. for New York City NY	6.000%	7/1/2005	10,370	10,432
Muni. Assistance Corp. for New York City NY	6.000%	7/1/2007	9,700	10,339
New York City NY Cultural Resources Rev.
(American Museum of Natural History)	3.100%	4/4/2007 (1)	5,000	5,001
New York City NY GO	5.000%	8/1/2008	25,535	27,066
New York City NY GO	5.250%	8/1/2008	7,670	8,189
New York City NY GO	5.250%	8/1/2008 (3)	10,000	10,709
New York City NY GO	5.250%	8/1/2008	16,450	17,563
New York City NY GO	5.000%	8/1/2009	7,000	7,491
New York City NY GO	5.000%	8/1/2009	14,700	15,732
New York City NY GO	5.250%	8/1/2009	35,110	37,922
New York City NY GO	5.000%	8/1/2010	7,150	7,694
New York City NY GO	5.000%	3/1/2011	6,000	6,475
New York City NY GO TOB VRDO	3.110%	5/9/2005 †	21,545	21,545
New York City NY Housing Dev. Corp. Rev.	5.000%	7/1/2010 (3)**	3,090	3,338
New York City NY Housing Dev. Corp. Rev.	5.000%	7/1/2012 (3)**	5,000	5,455
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/2005 (ETM)	25,000	25,079
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.250%	6/15/2006	30,000	30,821
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.000%	11/1/2008	15,000	16,010
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.000%	11/1/2009	5,000	5,396
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.000%	11/1/2011	14,370	15,751
New York State Dormitory Auth. Rev.	5.000%	8/15/2009 (4)	1,900	2,038
New York State Dormitory Auth. Rev. (City Univ.)	5.250%	7/1/2009 (1)	10,000	10,847
New York State Energy Research & Dev. Auth. PCR
(Central Hudson Gas & Electric Corp.) PUT	3.000%	12/1/2008 (2)	8,300	8,187
New York State Energy Research & Dev. Auth. PCR
(New York Electric & Gas)	3.245%	7/25/2005 (1)	14,650	14,525
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.000%	6/15/2008	9,415	10,004
New York State GO	5.000%	4/15/2009	2,900	3,108
New York State Housing Finance Agency Rev.
(Chelsea Apartments) VRDO	3.090%	5/9/2005 LOC	20,000	20,000
New York State Power Auth. Rev.	5.500%	11/15/2007	13,565	14,441

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.250%	4/1/2007 (1)	$4,000	$4,181
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.000%	4/1/2008 (1)	6,000	6,356
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.250%	4/1/2008 (1)	3,730	3,977
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.250%	4/1/2008 (2)	13,220	14,096
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.000%	4/1/2009 (1)	4,000	4,292
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.250%	4/1/2010 (1)	2,500	2,738
New York State Thruway Auth. Rev. (Service Contract)	5.000%	4/1/2007	21,370	22,203
New York State Thruway Auth. Rev. (Service Contract)	5.000%	3/15/2008	13,100	13,825
New York State Thruway Auth. Rev. (Service Contract)	5.000%	4/1/2008	23,480	24,797
New York State Thruway Auth. Rev. (Service Contract)	5.500%	4/1/2013	5,500	6,135
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	5.000%	1/1/2006	5,000	5,072
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	5.000%	1/1/2007	14,865	15,363
New York State Urban Dev. Corp. Rev.
(Personal Income Tax)	5.000%	12/15/2006	10,000	10,328
Onondaga County NY PCR (Anheuser-Busch Cos., Inc.)	6.625%	8/1/2006	4,050	4,231
Tobacco Settlement Financing Corp. NY Rev.	5.000%	6/1/2008	5,000	5,275
Tobacco Settlement Financing Corp. NY Rev.	5.250%	6/1/2013	4,325	4,594
Tobacco Settlement Financing Corp. NY Rev. ARS	2.900%	5/19/2005 (10)	15,375	15,375
Tobacco Settlement Financing Corp. NY Rev. TOB VRDO	3.110%	5/9/2005 †	1,872	1,872
Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	11/15/2005	10,000	10,122
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/2008	14,000	15,029

				574,626

North Carolina (1.8%)
Durham NC COP	5.000%	6/1/2010 **	2,170	2,339
Durham NC COP	5.000%	6/1/2011 **	1,080	1,170
Durham NC COP	5.000%	6/1/2013 **	1,000	1,092
Durham NC GO	5.000%	2/1/2008	5,340	5,650
Greensboro NC GO	5.000%	3/1/2010	5,425	5,903
North Carolina Eastern Muni. Power Agency Rev.	7.000%	1/1/2008 (1)	9,875	10,887
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/2010	25,745	27,658
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/2010	5,400	5,830
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/2011	8,000	8,696
North Carolina GO	5.000%	5/1/2007	9,890	10,317
North Carolina GO	5.000%	3/1/2008	5,000	5,298
North Carolina Muni. Power Agency Rev.	8.000%	1/1/2006 (2)	18,000	18,611
Wake County NC Public Improvement GO	4.500%	3/1/2007	8,500	8,762
Wake County NC Public Improvement GO	5.000%	4/1/2007	8,000	8,332

				120,545

Ohio (4.2%)
Cleveland OH Airport System Rev.	5.500%	1/1/2008 (4)	8,070	8,539
Columbus OH GO	5.000%	7/1/2007	7,395	7,732
Columbus OH GO	5.000%	7/1/2007	5,410	5,656
Kent State Univ. Ohio VRDO	3.040%	5/9/2005 (1)	28,320	28,320
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.000%	10/1/2006	5,000	5,128

Limited-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.250%	10/1/2007	$5,000	$5,226
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.250%	10/1/2008	6,945	7,357
Ohio Air Quality Fac. Rev. (Ohio Edison Co.) PUT	3.250%	2/1/2008 (2)	5,000	5,009
Ohio Building Auth. Rev. (Administration Building Fund)	5.000%	10/1/2009 (1)	11,680	12,570
Ohio Building Auth. Rev. (Administration Building Fund)	5.000%	10/1/2009 (1)	11,580	12,463
Ohio Common Schools GO	5.000%	3/15/2007	3,370	3,503
Ohio Common Schools GO	4.000%	9/15/2007	7,920	8,128
Ohio Common Schools GO	5.000%	3/15/2008	3,195	3,381
Ohio Common Schools PUT	2.450%	9/14/2007	10,000	9,877
Ohio GO	5.750%	6/15/2005	5,810	5,833
Ohio GO	0.000%	9/1/2007	5,000	4,649
Ohio GO	5.000%	3/15/2008	3,000	3,175
Ohio GO	5.000%	8/1/2008	14,800	15,750
Ohio Higher Educ. Capital Fac. Rev.	5.750%	5/1/2007	6,930	7,322
Ohio Higher Educ. Capital Fac. Rev.	5.500%	12/1/2007	24,500	26,104
Ohio Higher Educ. Capital Fac. Rev.	5.500%	12/1/2008	18,440	20,034
Ohio Higher Educ. Fac. Comm. Rev.
(Kenyon College) VRDO	3.050%	5/9/2005	1,500	1,500
Ohio Highway Capital Improvements Rev.	5.500%	5/1/2006	22,500	23,121
Ohio Highway Capital Improvements Rev.	5.000%	5/1/2007	5,000	5,214
Ohio Highway Capital Improvements Rev.	5.000%	5/1/2007	5,590	5,827
Ohio Highway Capital Improvements Rev.	5.000%	5/1/2008	4,000	4,244
Ohio Housing Finance Agency Mortgage Rev.	5.625%	3/1/32	3,340	3,477
Ohio Infrastructure Improvement GO	5.250%	8/1/2006	3,780	3,895
Ohio Infrastructure Improvement GO	5.250%	8/1/2006	3,995	4,116
Ohio Infrastructure Improvement GO	5.000%	3/1/2010	4,000	4,336
Ohio Major New State Infrastructure Project Rev.	5.000%	6/15/2008	5,475	5,809
Ohio Major New State Infrastructure Project Rev.	5.000%	6/15/2008	6,225	6,605
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	3.080%	5/2/2005	6,300	6,300
Ohio State Univ. General Receipts Rev. VRDO	2.990%	5/9/2005	1,400	1,400
Ohio State Univ. General Receipts Rev. VRDO	2.990%	5/9/2005	3,300	3,300
Ohio Water Dev. Auth. PCR	5.250%	12/1/2009	3,625	3,964

				288,864

Oklahoma (0.9%)
Grand River Dam Auth. Oklahoma Rev.	5.750%	6/1/2006 (4)	18,250	18,839
Grand River Dam Auth. Oklahoma Rev.	5.000%	6/1/2012 (4)	3,500	3,852
Oklahoma County OK GO	5.000%	2/1/2007 (3)	5,700	5,909
Tulsa County OK Ind. Auth. Rev.	5.000%	1/1/2006 (2)	6,450	6,549
Tulsa County OK Ind. Auth. Rev.	5.000%	7/1/2006 (2)	6,450	6,618
Tulsa County OK Ind. Auth. Rev.	5.000%	1/1/2007 (2)	6,450	6,680
Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/2007	6,610	6,881
Tulsa County OK Ind. Auth. Rev.	5.000%	5/15/2008	5,000	5,285

				60,613

Oregon (0.4%)
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.500%	5/1/2005	7,000	7,001
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.500%	5/1/2007	6,000	6,281

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Oregon State Dept. Administrative Services	5.000%	9/1/2007 (4)	$10,900	$11,431

				24,713

Pennsylvania (3.9%)
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh)	5.500%	6/15/2007	3,000	3,139
Delaware River Joint Toll Bridge Comm. Pennsylvania
& New Jersey Rev.	5.000%	7/1/2008	4,365	4,620
Erie PA Higher Educ. Building Auth. Rev.
(Gannon Univ.) PUT	2.250%	1/15/2007 LOC	4,200	4,128
Northampton County PA General Purpose Auth. Univ. Rev.
(Lehigh Univ.) VRDO	3.070%	5/9/2005	5,995	5,995
Pennsylvania GO	5.000%	2/1/2007	7,260	7,529
Pennsylvania GO	5.500%	7/1/2007 (1)	16,395	17,317
Pennsylvania GO	5.000%	2/1/2008	7,930	8,375
Pennsylvania GO	5.250%	2/1/2008	50,000	53,133
Pennsylvania GO	5.000%	8/1/2008 (Prere.)	6,210	6,657
Pennsylvania GO	5.000%	7/1/2009	8,135	8,758
Pennsylvania GO	5.000%	7/1/2009	7,570	8,150
Pennsylvania Higher Educ. Fac. Auth. Rev.
(State System of Higher Educ.)	4.000%	8/15/2006	1,900	1,920
Pennsylvania Higher Educ. Fac. Auth. Rev.
(State System of Higher Educ.)	5.000%	8/15/2007	2,000	2,075
Pennsylvania Higher Educ. Fac. Auth. Rev.
(State System of Higher Educ.)	5.000%	8/15/2008	2,500	2,624
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of
Pennsylvania Health System Obligated Group) VRDO	3.030%	5/9/2005 LOC	10,400	10,400
Pennsylvania Intergovernmental Cooperation Auth. Rev.	5.000%	6/15/2006 (3)	26,400	27,039
Pennsylvania State Univ. Rev.	5.000%	3/1/2008	8,025	8,479
Philadelphia PA Gas Works Rev.	5.250%	7/1/2007 (4)	4,525	4,735
Philadelphia PA Gas Works Rev.	5.250%	7/1/2009 (4)	8,885	9,591
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children's Hosp. of Philadelphia) PUT	5.000%	7/1/2007 (1)	18,250	18,986
Philadelphia PA IDA Rev. (Philadelphia Airport System)	6.000%	6/15/2005 (3)	4,835	4,855
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	7/1/2005 (3)	3,775	3,793
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.000%	7/1/2006 (3)	3,700	3,786
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.250%	7/1/2007 (3)	3,905	4,090
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.250%	7/1/2009 (3)	4,085	4,400
Pittsburgh PA GO	5.000%	9/1/2009 (1)**	14,465	15,447
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital
Asset Financial Program) VRDO	2.930%	5/9/2005 (2)	5,400	5,400
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital
Asset Financial Program) VRDO	2.960%	5/9/2005 (2)	5,000	5,000
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital
Asset Financial Program) VRDO	2.960%	5/9/2005 (2)	800	800
Southcentral Pennsylvania General Auth. Rev. PUT	4.500%	12/1/2008 (2)	4,500	4,665
York County PA Solid Waste & Refuse Auth. Rev.	5.250%	12/1/2008 (3)	2,485	2,675

				268,561

Limited-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Puerto Rico (0.9%)
Puerto Rico GO	5.000%	7/1/2009 (ETM)	$460	$496
Puerto Rico GO	5.000%	7/1/2009	3,595	3,846
Puerto Rico GO PUT	5.000%	7/1/2008	5,245	5,508
Puerto Rico GO PUT	5.000%	7/1/2012	16,000	17,299
Puerto Rico Highway & Transp. Auth. Rev.	5.000%	7/1/2007	15,000	15,635
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	4.500%	7/1/2007	20,000	20,560

				63,344

Rhode Island (0.5%)
Rhode Island Econ. Dev. Corp.
(Rhode Island Dept. of Transp.)	5.000%	6/15/2006	5,000	5,119
Rhode Island Econ. Dev. Corp.
(Rhode Island Dept. of Transp.)	5.000%	6/15/2007	5,000	5,212
Rhode Island Housing & Mortgage Finance Corp. Rev.	3.750%	8/11/2005	10,250	10,276
Rhode Island Housing & Mortgage Finance Corp. Rev.	2.250%	3/15/2007	3,615	3,565
Rhode Island Housing & Mortgage Finance Corp. Rev.	2.500%	3/15/2007	4,945	4,886
Rhode Island State & Providence Plantations GO	5.000%	8/1/2008 (1)	3,795	4,037
Rhode Island State & Providence Plantations GO	5.000%	11/1/2008 (3)	3,545	3,786

				36,881

South Carolina (1.3%)
Charleston SC Educ. Excellence Financing Corp. Rev.	5.000%	12/1/2008	1,745	1,854
Charleston SC Educ. Excellence Financing Corp. Rev.	5.000%	12/1/2009	2,245	2,410
South Carolina GO	5.750%	1/1/2006	5,000	5,102
South Carolina GO	5.500%	4/1/2008	14,515	15,603
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)	7.000%	12/15/2005 (ETM)	3,500	3,595
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)	6.700%	12/15/2006 (ETM)	2,640	2,801
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)	7.000%	12/15/2007 (ETM)	5,265	5,798
South Carolina Public Service Auth. Rev.	5.000%	1/1/2007	5,000	5,170
South Carolina Transp. Infrastructure Rev.	5.750%	10/1/2009 (1)(Prere.)	10,790	12,076
South Carolina Transp. Infrastructure Rev. ARS	2.600%	5/12/2005 (10)	31,925	31,925

			86,334

South Dakota (0.2%)
South Dakota Health & Educ. Fac. Auth. Rev.
(Sioux Valley Hosp. & Health System) PUT	4.850%	5/1/2006	15,000	15,251

Tennessee (2.6%)
Johnson City TN Health & Educ. Rev.
(Johnson City Medical Center)	5.000%	7/1/2005 (1)(ETM)	4,265	4,282
Knox County TN GO	5.000%	4/1/2009	3,275	3,514
Memphis TN Electric System Rev.	5.000%	12/1/2005	16,465	16,681
Memphis TN Electric System Rev.	5.000%	12/1/2006	10,770	11,125
Memphis TN Electric System Rev.	5.000%	12/1/2007 (4)	13,875	14,589
Memphis TN Electric System Rev.	5.000%	12/1/2008 (4)	58,050	61,924
Memphis TN GO	4.000%	10/1/2006	4,200	4,271
Metro. Govt. of Nashville & Davidson County TN GO	5.250%	10/15/2006	1,380	1,428
Metro. Govt. of Nashville & Davidson County TN GO	5.250%	10/15/2006	8,620	8,922
Metro. Govt. of Nashville & Davidson County TN GO	5.250%	10/15/2007	4,380	4,629
Metro. Govt. of Nashville & Davidson County TN GO	5.250%	10/15/2007	16,090	17,005

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Metro. Govt. of Nashville & Davidson County TN GO	5.000%	10/15/2008	$3,925	$4,191
Metro. Govt. of Nashville & Davidson County TN GO	5.000%	10/15/2008	1,075	1,148
Metro. Govt. of Nashville & Davidson County TN
Health & Educ. Fac. (Vanderbilt Univ.) PUT	5.000%	4/1/2010 (1)	14,000	15,069
Shelby County TN GO	5.000%	4/1/2008	4,550	4,820
Shelby County TN GO	5.000%	4/1/2011 (2)	5,000	5,473

				179,071

Texas (9.8%)
Austin TX Combined Util. System Rev.	5.600%	5/15/2005 (1)(Prere.)	15,000	15,021
Austin TX Combined Util. System Rev.	5.375%	11/15/2005	4,820	4,830
Austin TX Public Improvement GO	5.250%	9/1/2005	10,000	10,087
Austin TX Public Improvement GO	5.250%	9/1/2009	7,545	7,972
Austin TX Water & Wastewater System Rev.	5.250%	11/15/2005 (2)	10,000	10,136
Bexar TX Metro. Water Dist. CP	2.700%	5/4/2005 LOC	10,000	9,996
Brazos River Auth. Texas PCR
(Texas Util. Electric Co.) PUT	5.400%	5/1/2006	20,000	20,485
Brazos River Auth. Texas PCR
(Texas Util. Electric Co.) PUT	5.750%	11/1/2011	5,695	6,175
Brazos River TX Harbor Navigation Dist.
Brazoria County Environmental
(Dow Chemical Co. Project) PUT	4.750%	5/15/2007	11,050	11,390
Brazos River TX Harbor Navigation Dist.
Brazoria County Environmental
(Dow Chemical Co. Project) PUT	5.200%	5/15/2008	9,000	9,522
Central Texas Higher Educ. Auth.	5.500%	12/1/2005	5,000	5,077
Colorado River TX Muni. Water Dist. Water Rev.	5.000%	1/1/2006 (2)	1,750	1,776
Colorado River TX Muni. Water Dist. Water Rev.	5.000%	1/1/2007 (2)	2,500	2,586
Colorado River TX Muni. Water Dist. Water Rev.	5.000%	1/1/2008 (2)	2,975	3,133
Conroe TX Independent School Dist. PUT	5.000%	8/15/2008	14,355	15,348
Cypress-Fairbanks TX Independent School Dist.
Unlimited Tax Schoolhouse PUT	4.500%	8/15/2006	10,000	10,200
Cypress-Fairbanks TX Independent School Dist.
Unlimited Tax Schoolhouse PUT	5.000%	8/15/2007	12,750	13,280
Dallas-Fort Worth TX International Airport Rev.	5.500%	11/1/2006 (3)	2,150	2,225
Dallas-Fort Worth TX International Airport Rev.	5.500%	11/1/2007 (3)	3,000	3,161
El Paso TX GO	5.500%	8/15/2007 (4)	6,860	7,253
El Paso TX GO	5.500%	8/15/2008 (4)	2,465	2,656
El Paso TX Independent School Dist. GO	5.375%	8/15/2008	5,000	5,369
Fort Worth TX GO	5.000%	3/1/2006	1,250	1,273
Fort Worth TX GO	5.000%	3/1/2007	2,500	2,594
Garland TX GO	5.250%	2/15/2011 (4)	2,255	2,482
Garland TX GO	5.250%	2/15/2012 (4)	2,500	2,772
Gulf Coast TX Waste Disposal Auth. PCR
(Amoco Oil Co.) VRDO	3.070%	5/2/2005	1,500	1,500
Harris County TX GO	0.000%	8/15/2007 (3)	3,000	2,794
Harris County TX Health Fac. Dev. Corp. Rev.
(St. Luke's Episcopal Hosp.)	5.250%	2/15/2007	3,000	3,104
Harris County TX Health Fac. Dev. Corp. Rev.
(St. Luke's Episcopal Hosp.)	5.250%	2/15/2008	2,500	2,627
Harris County TX Toll Road Rev.	6.000%	8/1/2009 (3)	4,750	5,296

Limited-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Houston TX Airport System Rev.	6.000%	7/1/2008 (4)	$6,385	$6,894
Houston TX GO	5.000%	3/1/2006 (1)(ETM)	5,745	5,853
Houston TX GO	5.000%	3/1/2006 (1)	4,255	4,333
Houston TX GO	5.500%	3/1/2007	11,205	11,725
Houston TX GO	5.500%	9/1/2010 (4)(Prere.)	10,885	11,994
Houston TX Independent School Dist. GO	0.000%	2/15/2006	4,000	3,914
Houston TX Water & Sewer System Rev.	6.200%	12/1/2005 (1)(Prere.)	9,075	9,265
Houston TX Water & Sewer System Rev.	0.000%	12/1/2006 (2)	5,000	4,771
Houston TX Water & Sewer System Rev.	5.500%	12/1/2007 (4)(ETM)	12,500	13,299
Lower Colorado River Auth. Texas Rev.	6.000%	5/15/2007 (4)	3,000	3,183
Lubbock TX Health Fac. Dev. Corp. Rev.
(St. Joseph's Health System)	5.000%	7/1/2005 (4)	7,610	7,641
Matagorda County TX Navigation Dist. PCR
(Central Power & Light) PUT	4.550%	11/1/2006	38,970	39,707
North East TX Independent School Dist. GO	6.500%	10/1/2005	4,075	4,139
North East TX Independent School Dist. GO	6.500%	10/1/2006	4,350	4,567
North East TX Independent School Dist. GO	5.000%	8/1/2008	7,810	8,290
North Texas Tollway Auth.
(Dallas North Tollway) System Rev. PUT	5.000%	7/1/2008 (2)	5,000	5,277
North Texas Tollway Auth.
(Dallas North Tollway) System Rev. PUT	5.000%	7/1/2008 (4)	6,000	6,332
Northside TX Independent School Dist. PUT	3.600%	8/1/2009	12,500	12,502
Plano TX GO	5.000%	9/1/2005	5,975	6,022
Plano TX GO	5.250%	9/1/2006	5,030	5,189
Round Rock TX Independent School Dist. GO	0.000%	8/15/2009 (1)	6,750	5,833
San Antonio TX Electric & Gas Rev.	5.000%	2/1/2008	14,000	14,760
San Antonio TX Electric & Gas Rev.	5.250%	2/1/2008	2,045	2,169
San Antonio TX Electric & Gas Rev.	5.250%	2/1/2008	10,000	10,608
San Antonio TX Electric & Gas Rev.	5.000%	2/1/2009	7,400	7,909
San Antonio TX Electric & Gas Rev.	5.250%	2/1/2011	4,350	4,777
San Antonio TX GO	5.000%	2/1/2007	4,545	4,708
San Antonio TX GO	5.000%	2/1/2008	1,815	1,913
San Antonio TX GO	6.000%	8/1/2008	2,145	2,343
San Antonio TX Hotel Occupancy Tax Rev. PUT	5.000%	8/15/2008 (2)	10,000	10,543
Spring Branch TX Independent School Dist. GO	0.000%	2/1/2006	5,710	5,594
Spring Branch TX Independent School Dist. GO	5.000%	2/1/2013	3,000	3,282
Spring Branch TX Independent School Dist. GO	5.000%	2/1/2014	3,635	3,969
Spring TX Independent School Dist. Schoolhouse GO PUT	5.000%	8/15/2008 (4)	10,000	10,521
Texas A & M Univ. Rev. Financing System	5.000%	5/15/2007	4,925	5,129
Texas Dept. of Housing & Community Affairs
Single Mortgage Rev.	5.350%	3/1/2033 (1)	9,415	9,759
Texas GO Public Finance Auth.	5.000%	10/1/2005	22,500	22,718
Texas GO Public Finance Auth.	5.500%	10/1/2006	4,000	4,149
Texas GO Public Finance Auth.	5.750%	10/1/2006 (Prere.)	15,855	16,511
Texas GO Public Finance Auth.	5.250%	10/1/2007	15,240	16,075
Texas Public Building Auth. Building Rev.
Capital Appreciation	0.000%	8/1/2007 (1)(ETM)	10,000	9,342
Texas TRAN	3.000%	8/31/2005	50,000	50,051
Texas Turnpike Auth. Central Texas Turnpike System Rev.	5.000%	6/1/2007	7,675	8,001
Texas Turnpike Auth. Central Texas Turnpike System Rev.	5.000%	6/1/2008	36,300	38,440
Trinity River Auth. Texas Regional Wastewater Rev.	5.000%	8/1/2005 (1)	7,265	7,308

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Univ. of Houston TX Rev.	5.250%	2/15/2008 (4)	$5,435	$5,769
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/2007	5,000	5,234
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/2009	2,500	2,691
Univ. of Texas Permanent Univ. Fund Rev.	5.000%	8/15/2009	2,610	2,809

				669,932

Utah (0.4%)
Intermountain Power Agency Utah Power Supply Rev.	5.000%	7/1/2007 (4)	5,000	5,223
Salt Lake County UT GO	5.500%	12/15/2007	5,870	6,264
Salt Lake County UT GO	5.000%	6/15/2010	9,100	9,929
Utah County UT Hosp. Rev.
(Intermountain Health Care Health Services)	5.000%	5/15/2005	2,000	2,002
Utah County UT Hosp. Rev.
(Intermountain Health Care Health Services)	5.000%	5/15/2006	2,000	2,043
Utah Muni. Finance Coop. Local Govt. Rev.	0.000%	3/1/2011 (4)	6,000	4,800

				30,261

Vermont (0.1%)
Vermont GO	5.000%	2/1/2008	4,855	5,142

Virginia (1.9%)
Loudoun County VA GO	5.250%	11/1/2008	4,410	4,760
Virginia College Building Auth. Educ. Fac. Rev.	5.000%	2/1/2008	10,885	11,504
Virginia Commonwealth Transp. Board
Federal Highway Rev.	5.500%	10/1/2006	18,500	19,199
Virginia Commonwealth Transp. Board
Federal Highway Rev.	5.750%	10/1/2007	8,150	8,705
Virginia Commonwealth Transp. Board
Federal Highway Rev.	5.000%	10/1/2008	15,160	16,190
Virginia GO	5.000%	6/1/2007	9,720	10,163
Virginia Public Building Auth. Rev.	4.500%	8/1/2008	11,515	12,088
Virginia Public Building Auth. Rev.	5.000%	8/1/2009	7,040	7,594
Virginia Public School Auth. Rev.	5.250%	8/1/2007	5,185	5,460
Virginia Public School Auth. Rev.	5.000%	8/1/2008	4,075	4,341
Virginia Public School Auth. Rev.	5.250%	8/1/2008	6,950	7,457
Virginia Public School Auth. Rev.	5.000%	8/1/2009	2,000	2,158
Virginia Public School Auth. Rev.	5.000%	8/1/2009	2,720	2,934
Virginia Public School Auth. Rev.	5.000%	8/1/2010	2,500	2,725
Virginia Public School Auth. Rev.	5.000%	8/1/2010	2,865	3,123
Virginia Public School Auth. Rev.	5.000%	8/1/2011	1,500	1,648
Virginia Public School Educ. Technology Notes	5.000%	4/15/2006	10,965	11,201

				131,250

Washington (1.8%)
Douglas County WA Public Util. Dist. No. 1 Rev.
(Wells Hydroelectric Project)	5.000%	9/1/2007 (1)	2,665	2,789
Douglas County WA Public Util. Dist. No. 1 Rev.
(Wells Hydroelectric Project)	5.000%	9/1/2008 (1)	1,250	1,329
King County WA GO	5.000%	6/1/2007	10,000	10,427
King County WA Sewer Rev.	5.000%	1/1/2007 (4)	5,000	5,172
King County WA Sewer Rev.	5.250%	1/1/2008 (4)	5,000	5,297
Port of Seattle WA GO	5.000%	11/1/2007 (4)	9,955	10,430
Port of Seattle WA GO	5.000%	11/1/2008 (4)	6,055	6,429
Port of Seattle WA GO	5.000%	11/1/2008 (4)	10,455	11,100

Limited-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Port of Seattle WA Rev.	5.250%	9/1/2007 (3)	$3,000	$3,143
Port of Seattle WA Rev.	5.500%	9/1/2008 (3)	3,815	4,081
Seattle WA GO	5.000%	7/1/2007	5,315	5,553
Seattle WA Muni. Light & Power Rev.	4.000%	12/1/2006 (4)	5,000	5,088
Seattle WA Water System Rev.	4.500%	9/1/2007 (1)	6,625	6,860
Spokane WA Regional Solid Waste
Management System Rev.	6.500%	1/1/2007 (2)	8,650	9,137
Washington GO	6.000%	7/1/2005	6,500	6,537
Washington GO	5.500%	9/1/2007	13,130	13,891
Washington GO	6.250%	9/1/2007	4,285	4,603
Washington GO	5.500%	9/1/2008 (4)	4,650	5,019
Washington GO	5.750%	9/1/2008	4,000	4,346
Washington GO	6.250%	9/1/2008	3,725	4,102

				125,333

West Virginia (0.3%)
West Virginia GO	0.000%	11/1/2005 (3)	3,850	3,799
West Virginia GO	0.000%	11/1/2006 (3)	6,850	6,559
West Virginia GO	5.500%	6/1/2007 (4)	5,000	5,268
West Virginia GO	5.500%	6/1/2008 (4)	3,000	3,228

				18,854

Wisconsin (1.3%)
Milwaukee WI GO	6.000%	2/1/2006	6,675	6,835
Milwaukee WI GO	5.000%	8/1/2008	2,525	2,683
Wisconsin GO	4.000%	5/1/2006 (1)	16,820	17,022
Wisconsin GO	6.125%	11/1/2006	7,210	7,555
Wisconsin GO	5.000%	5/1/2007 (3)	6,200	6,456
Wisconsin GO	5.000%	5/1/2008	8,055	8,528
Wisconsin GO	5.000%	5/1/2009	13,745	14,740
Wisconsin Health & Educ. Fac. Auth. Rev.
(Ascension Health) ARS	2.400%	6/6/2005	12,000	12,000
Wisconsin Health & Educ. Fac. Auth. Rev.
(Milwaukee Institute) PUT	5.000%	1/1/2010 LOC	3,185	3,398
Wisconsin Transp. Rev.	5.000%	7/1/2008 (3)	8,750	9,286

				88,503

TOTAL MUNICIPAL BONDS
(Cost $6,751,586)				6,754,875

TEMPORARY CASH INVESTMENT (1.2%)			Shares

Vanguard Municipal Cash Management Fund, 2.821%*
(Cost $80,648)			80,648,482	80,648

TOTAL INVESTMENTS (99.8%)
(Cost $6,832,234)				6,835,523

Market Value^ (000)

OTHER ASSETS AND LIABILITIES (0.2%)

Other Assets—Note B	$110,234
Liabilities	(95,980)

14,254

NET ASSETS (100%)	$6,849,777

^	See Note A in Notes to Financial Statements.
*	Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
**	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of April 30, 2005.
†	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, the aggregate value of these securities was $33,146,000, representing 0.5% of net assets.
For key to abbreviations and other references, see the back cover.

AT APRIL 30, 2005, NET ASSETS CONSISTED OF:

Amount (000)

Paid-in Capital	$6,889,394
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(42,906)
Unrealized Appreciation	3,289

NET ASSETS	$6,849,777

Investor Shares—Net Assets
Applicable to 315,255,096 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$3,405,166

NET ASSET VALUE PER SHARE—INVESTOR SHARES	$10.80

Admiral Shares—Net Assets
Applicable to 318,907,103 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$3,444,611

NET ASSET VALUE PER SHARE—ADMIRAL SHARES	$10.80

See Note D in Notes to Financial Statements for the tax-basis components of net assets.

Intermediate-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

MUNICIPAL BONDS (94.8%)

Alabama (0.5%)
Alabama GO	5.250%	6/1/2012	$5,105	$5,631
Alabama GO	5.250%	6/1/2013	5,105	5,631
Alabama GO	5.250%	6/1/2014	5,155	5,663
Alabama GO	5.250%	6/1/2015	3,455	3,773
Huntsville AL Health Care Fac. Auth. PUT	4.650%	6/1/2005 (1)	19,890	19,919
Jefferson County AL Sewer Rev. (Capital Improvement)	5.000%	8/1/2012 (3)(Prere.)	15,040	16,592

			57,209

Alaska (0.3%)
Anchorage AK Electric Rev.	8.000%	12/1/2011 (1)	5,395	6,796
Matanuska-Susitna Borough AK GO	5.500%	3/1/2012 (3)	6,000	6,690
North Slope Borough AK GO	0.000%	6/30/2010 (1)	8,000	6,649
Valdez AK Marine Terminal Rev.
(Phillips Transp. Alaska, Inc. Project) PUT	1.800%	6/1/2005	18,375	18,354

				38,489

Arizona (1.7%)
Arizona School Fac. Board Rev.
(State School Improvement)	5.500%	7/1/2014	11,030	12,283
Arizona School Fac. Board Rev.
(State School Improvement)	5.500%	7/1/2015	5,000	5,571
Arizona School Fac. Board Rev.
(State School Improvement)	5.500%	7/1/2016	5,500	6,128
Arizona School Fac. Board Rev. COP	5.000%	9/1/2011 (1)	10,000	10,895
Arizona Transp. Board Highway Rev.	6.000%	7/1/2010	25,000	28,362
Arizona Transp. Board Highway Rev.	5.250%	7/1/2018	4,000	4,374
Arizona Transp. Board Highway Rev.	5.250%	7/1/2019	4,110	4,494
Arizona Transp. Board Highway Rev.	5.000%	7/1/2022	8,630	9,246
Arizona Transp. Board Highway Rev.	5.000%	7/1/2023	8,180	8,744
Arizona Transp. Board Highway Rev.	5.000%	7/1/2024	2,000	2,132
Maricopa County AZ Rev. (Samaritan Health Service)	7.150%	12/1/2005 (1)(ETM)	1,385	1,421
Maricopa County AZ USD	0.000%	1/1/2007 (3)	6,000	5,713
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.250%	7/1/2009 (4)	4,795	5,140
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.250%	7/1/2010 (4)	2,500	2,660
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.250%	7/1/2011 (4)	3,000	3,192
Phoenix AZ Civic Improvement Corp.
Wastewater System Rev.	5.375%	7/1/2012 (3)	9,645	10,674
Phoenix AZ Civic Improvement Corp.
Wastewater System Rev.	5.375%	7/1/2013 (3)	5,000	5,534
Phoenix AZ Civic Improvement Corp.
Wastewater System Rev.	5.375%	7/1/2014 (3)	6,820	7,548
Phoenix AZ Civic Improvement Corp. Water System Rev.	5.950%	7/1/2006 (Prere.)	6,600	6,844
Phoenix AZ Civic Improvement Corp. Water System Rev.	5.500%	7/1/2014 (3)	4,215	4,727
Phoenix AZ GO	7.500%	7/1/2008	5,000	5,683
Phoenix AZ Highway Rev. GO	9.250%	7/1/2007	4,000	4,525
Salt River Project Arizona Agricultural Improvement
& Power Dist. Rev. CP	2.100%	5/2/2005	22,850	22,850
Tucson AZ GO	7.375%	7/1/2013	4,500	5,697
Tucson AZ USD	7.500%	7/1/2006 (3)	8,840	9,312

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Yavapai County AZ IDA Solid Waste Disposal Project Rev.
(Waste Management Inc.) PUT	4.625%	6/1/2005	$13,500	$13,511

				207,260

California (9.8%)
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/2030 (2)	19,665	5,507
California Dept. of Veteran Affairs Rev.	5.450%	12/1/2019 (2)	2,820	2,845
California GO	7.100%	6/1/2005	12,495	12,544
California GO	7.000%	10/1/2005 (1)	5,000	5,092
California GO	11.000%	3/1/2006	13,185	14,070
California GO	5.700%	8/1/2007	1,000	1,017
California GO	5.750%	8/1/2008 (3)	855	870
California GO	6.300%	9/1/2010	4,000	4,587
California GO	5.250%	10/1/2013 (1)	6,115	6,875
California GO	5.250%	2/1/2014	20,000	22,182
California GO	5.250%	11/1/2014	10,000	11,097
California GO	5.000%	3/1/2015	11,910	13,008
California GO	5.250%	11/1/2015	10,225	11,265
California GO	6.000%	4/1/2018	11,980	14,206
California GO	5.000%	12/1/2018	8,665	9,306
California GO	5.125%	11/1/2023	7,000	7,438
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	6.250%	7/1/2005 (1)	5,875	5,911
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	6.250%	7/1/2006 (1)	5,000	5,200
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	6.250%	7/1/2007 (1)	5,290	5,597
California PCR Financing Auth. Rev.
(Southern California Edison Co.) PUT	2.000%	3/1/2006	31,000	30,629
California Public Works Board Lease Rev.
(Dept. of Corrections)	6.000%	1/1/2008 (2)	14,865	15,488
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.375%	11/1/2011	6,500	6,833
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.375%	11/1/2012	7,990	8,399
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.500%	1/1/2015 (2)	5,000	5,188
California Public Works Board Lease Rev.
(State Archives)	5.375%	12/1/2009	4,555	4,795
California Public Works Board Lease Rev.
(State Archives)	5.375%	12/1/2010	6,635	6,985
California Public Works Board Lease Rev.
(State Archives)	5.375%	12/1/2012	7,895	8,312
California Public Works Board Lease Rev.
(Univ. of California)	6.100%	12/1/2005 (2)	6,515	6,534
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/2012 (1)	8,000	9,038
California State Dept. of Water Resources
Power Supply Rev.	6.000%	5/1/2013	20,000	23,093
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/2014 (2)	10,000	11,376

Intermediate-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/2015 (2)	$61,875	$69,579
California State Dept. of Water Resources
Power Supply Rev.	6.000%	5/1/2015	15,000	17,258
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/2016 (2)	77,880	87,577
California State Dept. of Water Resources
Power Supply Rev.	5.375%	5/1/2018 (2)	37,000	41,056
California State Econ. Recovery Bonds	5.000%	7/1/2015	93,700	102,638
California State Econ. Recovery Bonds	5.000%	7/1/2016	7,000	7,522
California Statewide Community Dev. Auth. Rev.
(Catholic Healthcare West)	6.000%	7/1/2009	2,965	3,105
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	4.900%	5/15/2008	73,000	75,847
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	5.100%	5/17/2010	8,750	9,158
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	2.625%	5/1/2008	30,000	29,301
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	4.700%	6/1/2009	55,000	57,438
Chula Vista CA IDR (San Diego Gas & Electric) PUT	7.000%	12/1/2005	45,000	46,035
Contra Costa CA (Merrithew Memorial Hosp.) COP	5.500%	11/1/2011 (1)	5,660	6,080
East Bay CA Muni. Util. Dist. Water System Rev.	5.250%	6/1/2017 (1)	8,110	8,855
Fresno CA Sewer Rev.	6.250%	9/1/2014 (2)	12,000	14,499
Long Beach CA Harbor Rev.	5.750%	5/15/2013	7,630	8,437
Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/2015	20,000	21,811
Los Angeles CA Harbor Dept. Rev.	5.500%	8/1/2011 (2)	5,865	6,478
Los Angeles CA Harbor Dept. Rev.	5.500%	8/1/2012 (2)	6,190	6,857
Los Angeles CA Harbor Dept. Rev.	5.500%	8/1/2013 (2)	6,535	7,212
Los Angeles CA USD GO	5.250%	7/1/2020 (4)	10,105	11,170
Los Angeles County CA Transp. Comm. Sales Tax Rev.	6.500%	7/1/2010 (4)	51,070	59,280
Northern California Power Agency (Hydroelectric Project)	6.100%	7/1/2005 (1)	5,575	5,608
Northern California Power Agency (Hydroelectric Project)	6.200%	7/1/2006 (1)	5,940	6,177
Northern California Power Agency (Hydroelectric Project)	6.250%	7/1/2007 (1)	6,685	7,166
Port of Oakland CA Rev.	5.250%	11/1/2006 (3)	6,700	6,933
Saddleback CA Valley USD	5.000%	8/1/2023 (4)	5,460	5,835
San Bernardino County CA Medical Center COP	5.500%	8/1/2005 (1)	10,000	10,073
San Bernardino County CA Medical Center COP	7.000%	8/1/2008 (1)	9,045	10,172
San Bernardino County CA Medical Center COP	7.000%	8/1/2009 (1)	9,705	11,212
San Bernardino County CA Medical Center COP	7.000%	8/1/2010 (1)	10,525	12,439
San Diego CA USD GO	5.500%	7/1/2024 (4)	6,620	7,793
San Diego CA USD GO	5.500%	7/1/2025 (4)	14,680	17,325
San Diego CA USD GO	5.500%	7/1/2026 (4)	23,990	28,372
San Diego CA USD GO	5.500%	7/1/2027 (4)	17,695	20,906
San Francisco CA City & County International Airport Rev.	5.500%	5/1/2011 (1)	4,215	4,639
San Francisco CA City & County International Airport Rev.	5.500%	5/1/2012 (1)	4,930	5,378
San Francisco CA City & County International Airport Rev.	5.500%	5/1/2013 (1)	5,115	5,547
San Francisco CA City & County International Airport Rev.	5.500%	5/1/2014 (1)	5,565	6,076
San Francisco CA City & County International Airport Rev.	5.500%	5/1/2015 (1)	5,880	6,360
San Francisco CA City & County International Airport Rev.	5.500%	5/1/2016 (1)	6,215	6,722
South Orange County CA Public Finance Auth. Rev.	7.000%	9/1/2006 (1)	500	528

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Univ. of California Rev.	5.000%	5/15/2033 (2)	$20,000	$20,915
Univ. of California Rev. (Multiple Purpose Project)	9.250%	9/1/2005 (1)	5,000	5,110

				1,203,766

Colorado (3.5%)
Colorado Dept. of Transp. Rev.	6.000%	6/15/2010 (2)(Prere.)	18,935	21,570
Colorado Dept. of Transp. Rev.	6.000%	6/15/2010 (2)(Prere.)	10,000	11,392
Colorado Dept. of Transp. Rev.	6.000%	6/15/2010 (2)(Prere.)	20,000	22,783
Colorado Dept. of Transp. Rev.	6.000%	6/15/2010 (2)(Prere.)	10,000	11,392
Colorado Dept. of Transp. Rev.	5.500%	6/15/2011 (1)(Prere.)	20,795	23,505
Colorado Dept. of Transp. Rev.	5.500%	6/15/2011 (1)(Prere.)*	25,185	28,467
Colorado Dept. of Transp. Rev.	5.500%	6/15/2011 (1)(Prere.)	6,185	6,991
Colorado Dept. of Transp. Rev.	5.375%	6/15/2012 (Prere.)	8,500	9,636
Colorado Dept. of Transp. Rev.	5.500%	6/15/2012 (1)	11,780	13,353
Colorado Dept. of Transp. Rev.	5.500%	6/15/2013 (1)	14,500	16,551
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)	6.000%	12/1/2009 (4)(Prere.)	5,185	5,862
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)	6.000%	12/1/2009 (4)(Prere.)	5,500	6,218
Colorado Health Fac. Auth. Rev.
(Sisters of Charity Health System Inc.)	5.250%	12/1/2009 (1)	2,965	3,166
Colorado Health Fac. Auth. Rev.
(Sisters of Charity Health System Inc.)	5.250%	12/1/2010 (1)	1,740	1,857
Colorado Health Fac. Auth. Rev.
(Sisters of Charity Health System Inc.)	5.250%	12/1/2011 (1)	3,415	3,636
Colorado Springs CO Util. System Rev.	5.000%	11/15/2009	5,000	5,393
Colorado Springs CO Util. System Rev.	5.375%	11/15/2012	12,620	14,087
Colorado Springs CO Util. System Rev.	5.375%	11/15/2014	12,745	14,163
Denver CO City & County Airport Rev.	5.500%	11/15/2010 (3)	10,000	10,955
Denver CO City & County Airport Rev.	5.500%	11/15/2011 (3)	15,070	16,624
Denver CO City & County Airport Rev.	6.000%	11/15/2011 (2)	14,895	16,566
Denver CO City & County Airport Rev.	5.625%	11/15/2012 (3)	6,000	6,607
Denver CO City & County Airport Rev.	6.000%	11/15/2012 (2)	10,460	11,557
Denver CO City & County Airport Rev.	5.500%	11/15/2013 (3)	15,085	16,429
Denver CO City & County Airport Rev.	5.500%	11/15/2014 (3)	35,820	38,850
Denver CO City & County Airport Rev.	5.500%	11/15/2015 (3)	23,520	25,519
Denver CO City & County Airport Rev.	5.500%	11/15/2016 (3)	10,000	10,836
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2010 (1)(Prere.)	8,100	6,077
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2011 (1)	8,000	6,304
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2011 (1)(ETM)	6,600	5,234
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2017 (1)	24,490	14,074
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2019 (1)	15,100	7,811
Northern Colorado Water Conservation Dist. Rev.	6.350%	12/1/2007 (2)	4,155	4,455
Univ. of Colorado Enterprise System Rev.	5.000%	6/1/2021 (3)	6,605	7,120

				425,040

Connecticut (1.8%)
Connecticut GO	5.300%	11/15/2006	1,290	1,306
Connecticut GO	5.400%	11/15/2007	685	693
Connecticut GO	5.000%	4/15/2008	4,510	4,779
Connecticut GO	5.250%	6/15/2008	7,000	7,487
Connecticut GO	5.000%	4/15/2009	6,810	7,316
Connecticut GO	5.375%	12/15/2010 (Prere.)	6,165	6,805
Connecticut GO	5.375%	6/15/2011 (Prere.)	5,000	5,538
Connecticut GO	5.125%	11/15/2011 (Prere.)	25,375	27,838

Intermediate-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Connecticut GO	5.500%	12/15/2011 (1)	$9,000	$10,194
Connecticut GO	5.125%	11/15/2013	19,000	20,920
Connecticut GO	5.125%	11/15/2013	5,675	6,248
Connecticut GO	5.500%	12/15/2013	4,705	5,394
Connecticut GO	5.500%	12/15/2014	8,700	10,028
Connecticut GO	5.000%	6/1/2017 (1)	25,000	27,267
Connecticut GO	5.000%	12/1/2017 (1)	35,000	38,173
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure)	7.125%	6/1/2010	12,000	13,968
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure)	5.375%	10/1/2013 (4)	20,000	22,176
Connecticut State Health & Educ. Fac. Auth.
(Connecticut State Univ. System)	5.000%	11/1/2012 (4)	6,275	6,942

				223,072

District of Columbia (1.2%)
District of Columbia GO	5.500%	6/1/2006 (4)	6,205	6,382
District of Columbia GO	5.500%	6/1/2007 (4)(ETM)	1,265	1,332
District of Columbia GO	5.500%	6/1/2007 (4)	2,195	2,310
District of Columbia GO	5.750%	6/1/2007 (2)	340	341
District of Columbia GO	5.200%	6/1/2008 (2)	4,390	4,663
District of Columbia GO	5.250%	6/1/2008 (1)	7,855	8,376
District of Columbia GO	5.250%	6/1/2008 (1)(ETM)	2,145	2,290
District of Columbia GO	5.500%	6/1/2008 (4)(ETM)	1,275	1,371
District of Columbia GO	5.500%	6/1/2008 (4)	3,725	3,999
District of Columbia GO	5.500%	6/1/2008 (2)	10,000	10,736
District of Columbia GO	5.300%	6/1/2009 (2)	4,600	4,890
District of Columbia GO	5.500%	6/1/2009 (4)(Prere.)	1,890	2,086
District of Columbia GO	5.500%	6/1/2010 (4)	15,000	16,560
District of Columbia GO	5.500%	6/1/2010 (2)	10,490	11,581
District of Columbia GO	5.750%	6/1/2010 (1)	15,465	17,253
District of Columbia GO	5.375%	6/1/2011 (2)	5,255	5,587
District of Columbia GO	6.000%	6/1/2011 (1)	6,550	7,470
District of Columbia GO	5.500%	6/1/2012 (4)	4,630	5,042
District of Columbia GO	0.000%	6/1/2013 (1)	10,945	7,888
District of Columbia GO	5.500%	6/1/2013 (2)	5,750	6,127
District of Columbia GO	0.000%	6/1/2014 (1)	16,650	11,398
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.000%	8/15/2007 (1)(ETM)	2,985	3,182
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.000%	8/15/2008 (1)(ETM)	3,160	3,448
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.000%	8/15/2010 (1)(ETM)	2,555	2,889
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.000%	8/15/2012 (1)(ETM)	2,995	3,470

				150,671

Florida (4.3%)
Broward County FL Resource Recovery Rev.
(Wheelabrator Series A)	5.375%	12/1/2009	15,885	17,092
Broward County FL Resource Recovery Rev.
(Wheelabrator-South)	5.375%	12/1/2009	2,000	2,152
Broward County FL Resource Recovery Rev.
(Wheelabrator-South)	5.375%	12/1/2010	21,330	22,863
Broward County FL School Board COP	5.750%	7/1/2005 (2)	5,445	5,474
Broward County FL School Board COP	5.250%	7/1/2020 (1)	4,155	4,544
Dade County FL School Board COP	5.375%	5/1/2006 (2)(Prere.)	4,775	4,947

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Florida Board of Educ. Capital Outlay	6.500%	6/1/2005	$5,000	$5,017
Florida Board of Educ. Capital Outlay	6.000%	6/1/2006	6,605	6,834
Florida Board of Educ. Capital Outlay	5.000%	6/1/2008	5,000	5,307
Florida Board of Educ. Capital Outlay	5.250%	1/1/2010	15,775	16,804
Florida Board of Educ. Capital Outlay	6.000%	6/1/2011	4,530	5,148
Florida Board of Educ. Capital Outlay	5.250%	6/1/2013	3,845	4,314
Florida Board of Educ. Public Educ.	5.250%	6/1/2013 (4)	17,825	19,882
Florida Board of Educ. Public Educ.	5.375%	6/1/2013	6,820	7,660
Florida Board of Educ. Public Educ.	5.000%	6/1/2014	5,040	5,555
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/2010 (3)	5,800	6,214
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/2011 (3)	10,840	11,613
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/2012 (3)	11,410	12,224
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/2013 (3)	7,150	7,981
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/2013 (2)	10,875	12,251
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/2013 (3)	7,860	8,897
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/2014 (1)	6,000	6,626
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	7/1/2014 (3)	3,700	4,120
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/2015 (1)	10,240	11,224
Florida Board of Educ. Rev. (Lottery Rev.)	5.375%	7/1/2015 (3)	5,000	5,499
Florida Board of Educ. Rev. (Lottery Rev.)	5.375%	7/1/2017 (3)	6,000	6,662
Florida Dept. of Environmental Protection
& Preservation Rev.	5.000%	7/1/2009 (4)	18,580	20,011
Florida Dept. of Environmental Protection
& Preservation Rev.	5.000%	7/1/2009 (1)	14,330	15,434
Florida Dept. of Environmental Protection
& Preservation Rev.	5.750%	7/1/2010 (3)	3,615	4,058
Florida Dept. of Environmental Protection
& Preservation Rev.	5.375%	7/1/2013 (1)	7,645	8,594
Florida Dept. of Environmental Protection
& Preservation Rev.	5.500%	7/1/2013 (4)	11,920	13,592
Florida Dept. of Transp.	5.250%	7/1/2015	4,000	4,319
Florida Division Board Financial Dept. of
General Services Systems Rev.
(Dept. of Environmental Protection)	6.000%	7/1/2012 (2)	11,500	13,364
Florida Muni. Power Agency Rev. (Stanton Project)	5.500%	10/1/2013 (4)	3,905	4,389
Florida Turnpike Auth. Rev.	5.250%	7/1/2011 (3)	2,185	2,341
Florida Turnpike Auth. Rev.	5.250%	7/1/2011 (4)	5,000	5,552
Florida Turnpike Auth. Rev.	5.000%	7/1/2016 (4)	10,000	10,909
Florida Turnpike Auth. Rev.	5.000%	7/1/2019 (2)**	4,425	4,837
Florida Turnpike Auth. Rev.	5.000%	7/1/2020 (2)**	4,645	5,056
Greater Orlando Aviation Auth.
Orlando FL Airport Fac. Rev.	5.250%	10/1/2011 (3)	10,415	11,148
Hillsborough County FL School Board COP	5.500%	7/1/2014 (1)	4,370	4,984
Hillsborough County FL Util. Rev.	5.500%	8/1/2013 (2)	10,000	11,410
Jacksonville FL Electric Auth. Electric System Rev. ARS	2.700%	5/18/2005 (10)	20,400	20,400
Jacksonville FL Sales Taxes Rev.	5.500%	10/1/2013 (3)	3,045	3,479
Jacksonville FL Transp. Rev. ARS	2.700%	5/13/2005 (10)	22,125	22,125
Lakeland FL Electric & Water Rev.	6.050%	10/1/2012 (4)	10,000	11,693
Lee County FL School Board COP	6.000%	8/1/2005 (4)	4,975	5,017
Miami-Dade County FL School Board COP	5.250%	8/1/2009 (2)	11,320	12,148
Miami-Dade County FL School Board COP	5.250%	8/1/2010 (2)	12,140	13,002

Intermediate-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare) VRDO	3.050%	5/2/2005 LOC	$15,000	$15,000
Orlando & Orange County FL Expressway Auth.	5.000%	7/1/2008 (2)	11,745	12,480
Orlando & Orange County FL Expressway Auth.	5.250%	7/1/2014 (2)	4,000	4,451
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	10/1/2013	10,000	11,243
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	10/1/2014	5,000	5,641
Palm Beach County FL School Board COP	6.000%	8/1/2006 (2)	6,480	6,733
Tallahassee FL Health Fac. Rev.
(Tallahassee Memorial Healthcare, Inc.)	6.250%	12/1/2020	10,000	10,673
Tampa FL Health System Rev. (Catholic Healthcare East)	5.250%	11/15/2011 (1)	3,000	3,253

				524,240

Georgia (3.2%)
Atlanta GA Airport Fac. Rev.	0.000%	1/1/2010 (1)	42,225	32,955
Atlanta GA Airport Fac. Rev.	6.000%	1/1/2011 (3)	7,000	7,756
Atlanta GA Airport Fac. Rev.	6.125%	1/1/2012 (3)	7,500	8,343
Atlanta GA Airport Fac. Rev.	6.250%	1/1/2014 (3)	5,000	5,589
Atlanta GA Airport Fac. Rev.	5.875%	1/1/2015 (3)	11,930	13,324
Atlanta GA Airport Fac. Rev.	5.875%	1/1/2016 (3)	5,000	5,584
Atlanta GA Airport Passenger Charge Rev.	5.000%	1/1/2033 (4)	9,000	9,362
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/2010 (3)	10,000	11,108
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/2011 (3)	10,000	11,208
Burke County GA Dev. Auth. PCR
(Georgia Power Co. Plant Vogtle) PUT	4.450%	12/1/2008	37,375	38,593
Fulton County GA COP	5.750%	11/1/2011 (2)	6,000	6,753
Fulton County GA COP	6.000%	11/1/2012 (2)	5,985	6,817
Fulton County GA COP	6.000%	11/1/2013 (2)	6,325	7,205
Fulton County GA COP	6.000%	11/1/2014 (2)	4,675	5,325
Fulton County GA School Dist. GO	6.375%	5/1/2010	15,000	16,690
Georgia GO	6.500%	7/1/2005	5,000	5,033
Georgia GO	7.250%	9/1/2005	3,630	3,686
Georgia GO	7.000%	11/1/2005	15,670	16,007
Georgia GO	6.250%	4/1/2006	12,200	12,590
Georgia GO	7.250%	9/1/2006	7,860	8,315
Georgia GO	7.000%	11/1/2006	16,780	17,806
Georgia GO	6.250%	8/1/2007	5,500	5,907
Georgia GO	6.750%	8/1/2007	6,100	6,612
Georgia GO	7.400%	8/1/2007	11,200	12,296
Georgia GO	7.000%	11/1/2007	17,960	19,735
Georgia GO	7.400%	8/1/2008	5,900	6,707
Georgia GO	7.100%	9/1/2009	7,900	9,178
Georgia GO	7.450%	1/1/2010	4,000	4,747
Georgia GO	6.250%	8/1/2010	7,800	8,963
Georgia GO	6.750%	9/1/2010	8,000	9,397
Georgia GO	5.700%	7/1/2011	4,470	5,094
Georgia GO	5.750%	9/1/2011	2,500	2,862
Georgia GO	5.400%	4/1/2013	7,525	8,571
Georgia Road & Tollway Auth. Rev.
(Governor's Transp. Choices)	5.375%	3/1/2014	9,385	10,482
Georgia Road & Tollway Auth. Rev.
(Governor's Transp. Choices)	5.375%	3/1/2015	8,775	9,695

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Georgia Road & Tollway Auth. Rev.
(Governor's Transp. Choices)	5.375%	3/1/2016	$9,000	$9,943
Monroe County GA Dev. Auth. PCR
(Oglethorpe Power Corp.)	6.650%	1/1/2008 (1)	9,220	10,090

				390,328

Hawaii (2.2%)
Hawaii Airport System Rev.	5.750%	7/1/2010 (3)	10,780	11,886
Hawaii Airport System Rev.	6.375%	7/1/2012 (3)	9,140	10,417
Hawaii Airport System Rev.	6.900%	7/1/2012 (ETM)	20,195	23,359
Hawaii Airport System Rev.	5.750%	7/1/2013 (3)	23,000	25,247
Hawaii Airport System Rev.	5.750%	7/1/2014 (3)	12,510	13,804
Hawaii Airport System Rev.	5.750%	7/1/2015 (3)	19,450	21,350
Hawaii GO	6.000%	12/1/2009 (3)	3,550	3,981
Hawaii GO	5.875%	10/1/2010 (1)(Prere.)	2,000	2,266
Hawaii GO	6.000%	11/1/2010 (4)	10,000	11,369
Hawaii GO	5.750%	10/1/2011 (1)	2,210	2,476
Hawaii GO	5.375%	8/1/2012 (3)	14,200	15,812
Hawaii GO	5.375%	8/1/2012 (3)	14,490	16,110
Hawaii GO	5.625%	9/1/2012 (4)	5,000	5,512
Hawaii GO	5.750%	10/1/2012 (1)	2,130	2,377
Hawaii GO	5.375%	8/1/2013 (3)	16,595	18,371
Hawaii GO	5.375%	8/1/2013 (3)	14,700	16,273
Hawaii GO	5.375%	8/1/2014 (3)	17,985	19,910
Hawaii GO	5.375%	8/1/2014 (3)	11,650	12,897
Hawaii GO	5.750%	2/1/2015 (4)	5,000	5,791
Hawaii GO	5.000%	10/1/2021 (1)	16,675	17,875
Hawaii GO	5.000%	10/1/2022 (1)	7,000	7,481
Hawaii GO	5.000%	10/1/2023 (1)	5,000	5,333
Honolulu HI City & County GO	5.750%	1/1/2006	10	10
Honolulu HI City & County GO	6.000%	1/1/2008	5	5
Honolulu HI City & County GO	8.000%	10/1/2009 (ETM)	3,620	4,348

				274,260

Illinois (4.0%)
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/2012 (3)	26,000	20,067
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/2013 (3)	32,670	23,965
Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/2013	5,540	6,032
Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/2014	13,425	14,539
Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/2015	7,150	7,693
Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/2017	15,715	16,787
Chicago IL Metro. Water Reclamation Dist. GO	6.250%	12/1/2005 (Prere.)	15,000	15,320
Chicago IL Metro. Water Reclamation Dist. GO	5.900%	12/1/2006	4,450	4,660
Chicago IL Metro. Water Reclamation Dist. GO	6.100%	12/1/2006	5,300	5,399
Chicago IL Metro. Water Reclamation Dist. GO	6.050%	12/1/2009	3,000	3,364
Chicago IL O'Hare International Airport Rev.	5.500%	1/1/2009 (2)	15,890	17,055
Chicago IL O'Hare International Airport Rev.	5.500%	1/1/2014 (2)	13,540	14,666
Chicago IL O'Hare International Airport Special Fac. Rev.
(United Airlines) PUT	5.800%	5/1/2007 †	63,000	28,157
Chicago IL Water Rev.	5.500%	11/1/2011 (2)(Prere.)	3,200	3,605
Chicago IL Water Rev.	5.500%	11/1/2011 (2)(Prere.)	2,000	2,253
Chicago IL Water Rev.	5.500%	11/1/2011 (2)(Prere.)	3,595	4,049
Chicago IL Water Rev.	5.500%	11/1/2011 (2)(Prere.)	4,035	4,545

Intermediate-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Chicago IL Water Rev.	0.000%	11/1/2014 (2)	$7,460	$4,989
Chicago IL Water Rev.	0.000%	11/1/2015 (2)	7,555	4,802
Illinois Dev. Finance Auth. PCR (Commonwealth Edison)	4.400%	12/1/2006 (2)	25,000	25,524
Illinois Dev. Finance Auth. Solid Waste Disp. Rev.
(Waste Management)	5.850%	2/1/2007	10,000	10,356
Illinois Dev. Finance Auth. Solid Waste Disp. Rev.
(Waste Management)	5.050%	1/1/2010	9,750	10,169
Illinois GO	5.000%	10/1/2010	9,000	9,751
Illinois GO	5.375%	7/1/2012 (1)(Prere.)	5,500	6,193
Illinois GO	5.250%	10/1/2012	14,000	15,526
Illinois GO	5.500%	8/1/2013 (1)	14,005	15,883
Illinois GO	5.375%	7/1/2014 (1)	5,000	5,565
Illinois GO	5.250%	10/1/2014	40,000	44,328
Illinois GO	5.500%	8/1/2017 (1)	7,500	8,332
Illinois GO	5.500%	8/1/2018 (1)	6,000	6,657
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)	5.250%	6/1/2010 (1)	5,000	5,337
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)	5.250%	6/1/2011 (1)	4,000	4,258
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)	5.250%	6/1/2012 (1)	4,280	4,557
Illinois Regional Transp. Auth. Rev.	9.000%	6/1/2005 (2)	4,500	4,525
Illinois Regional Transp. Auth. Rev.	9.000%	6/1/2005 (2)	720	724
Illinois Regional Transp. Auth. Rev.	9.000%	6/1/2008 (2)	945	1,109
Illinois Regional Transp. Auth. Rev.	9.000%	6/1/2008 (2)	5,895	6,918
Illinois Regional Transp. Auth. Rev.	9.000%	6/1/2009 (2)	3,225	3,937
Illinois Regional Transp. Auth. Rev.	9.000%	6/1/2009 (2)	1,030	1,257
Illinois Sales Tax Rev.	6.125%	6/15/2010 (Prere.)	4,250	4,848
Illinois Sales Tax Rev.	6.125%	6/15/2014	6,850	7,740
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	7.250%	6/15/2005 (2)(ETM)	6,225	6,262
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	7.250%	6/15/2005 (2)(ETM)	2,105	2,118
Metro. Pier & Exposition Auth. I
llinois Dedicated Sales Tax Rev.	7.250%	6/15/2005 (2)	275	277
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	7.250%	6/15/2005 (2)(ETM)	6,395	6,433
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	6.750%	6/1/2010 (2)	25,000	28,529
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	0.000%	12/15/2016 (1)	8,330	5,032
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	0.000%	6/15/2019 (3)	39,340	20,720
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	0.000%	12/15/2039 (1)	60,945	10,910
Univ. of Illinois Univ. Rev. Auxiliary Fac.	0.000%	4/1/2016 (1)	15,270	9,483

				495,205

Indiana (0.0%)
Indiana Muni. Power Agency Rev.	5.875%	1/1/2010 (1)	4,500	5,022

Kentucky (1.1%)
Kentucky Asset/Liability Comm. General Fund Rev. TRAN	3.000%	6/29/2005	24,500	24,512
Kentucky Property & Building Comm. Rev.	5.250%	11/1/2005 (Prere.)	2,500	2,583
Kentucky Property & Building Comm. Rev.	5.750%	10/1/2010 (Prere.)	3,500	3,947

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Kentucky Property & Building Comm. Rev.	5.750%	10/1/2010 (Prere.)	$6,135	$6,918
Kentucky Property & Building Comm. Rev.	5.250%	8/1/2011 (4)(Prere.)	9,725	10,802
Kentucky Property & Building Comm. Rev.	5.250%	8/1/2011 (4)(Prere.)	11,815	13,123
Kentucky Property & Building Comm. Rev.	5.375%	10/1/2011 (1)(Prere.)	5,000	5,599
Kentucky Property & Building Comm. Rev.	5.500%	8/1/2012 (4)	10,000	11,252
Kentucky Property & Building Comm. Rev.	5.250%	8/1/2013 (4)	27,540	30,295
Kentucky Property & Building Comm. Rev.	5.250%	8/1/2015 (4)	15,480	16,914
Louisville & Jefferson County KY Regional Airport Auth.
Airport System Rev.	5.750%	7/1/2012 (4)	4,495	4,998
Louisville & Jefferson County KY Regional Airport Auth.
Airport System Rev.	5.750%	7/1/2013 (4)	4,755	5,260

				136,203

Louisiana (1.5%)
Louisiana Gasoline and Fuel Tax Rev.	5.250%	5/1/2020 (3)**	6,200	6,838
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/2021 (3)	11,745	12,611
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/2022 (3)	11,900	12,737
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/2030 (3)**	46,465	48,960
Louisiana GO	7.750%	8/1/2006 (1)	10,970	11,624
Louisiana GO	5.250%	4/15/2008 (4)(Prere.)	11,395	12,243
Louisiana GO	5.750%	11/15/2010 (3)(Prere.)	18,825	21,251
Louisiana GO	5.750%	11/15/2010 (3)(Prere.)	8,500	9,595
Louisiana GO	5.750%	11/15/2010 (3)(Prere.)	17,865	20,167
Louisiana GO	5.500%	5/15/2012 (3)	12,660	14,131
Louisiana GO	5.500%	5/15/2013 (3)	5,345	5,942
Louisiana Public Fac. Auth. Hosp. Rev.
(Franciscan Missionaries)	5.375%	7/1/2011 (1)	4,990	5,335
New Orleans LA GO	5.000%	10/1/2033 (1)	7,085	7,405

				188,839

Maryland (0.5%)
Baltimore MD Consolidated Public
Improvement Project ARS	2.750%	5/18/2005 (4)	9,200	9,200
Baltimore MD Consolidated Public
Improvement Project ARS	2.750%	5/18/2005 (4)	8,000	8,000
Maryland GO	5.500%	7/15/2009	16,490	18,146
Maryland GO	5.500%	3/1/2016	8,035	9,324
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Lifebridge Health)	5.000%	7/1/2015	3,915	4,197
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Lifebridge Health)	5.000%	7/1/2016	2,980	3,174
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	6.625%	7/1/2020	4,000	4,473
Washington Suburban Sanitation Dist.
Maryland Water Supply GO	5.000%	6/1/2013	7,800	8,690

				65,204

Massachusetts (7.2%)
Boston MA Water & Sewer Comm. Rev.	5.750%	11/1/2013	5,785	6,517
Chelsea MA GO	5.500%	6/15/2009 (2)	3,000	3,292
Chelsea MA GO	5.500%	6/15/2011 (2)	5,000	5,387
Chelsea MA GO	5.500%	6/15/2012 (2)	5,000	5,387
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/2021	6,840	7,990
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/2024	10,000	11,074

Intermediate-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/2024	$10,525	$12,344
Massachusetts Dev. Finance Agency
Resource Recovery Rev. (SEMASS System)	5.625%	1/1/2013 (1)	16,670	18,671
Massachusetts Dev. Finance Agency
Resource Recovery Rev. (SEMASS System)	5.625%	1/1/2014 (1)	7,340	8,148
Massachusetts Dev. Finance Agency
Resource Recovery Rev. (SEMASS System)	5.625%	1/1/2015 (1)	8,310	9,157
Massachusetts Dev. Finance Agency
Resource Recovery Rev. (SEMASS System)	5.625%	1/1/2016 (1)	3,500	3,840
Massachusetts GAN	5.125%	6/15/2010	10,755	11,529
Massachusetts GAN	5.250%	6/15/2010	23,675	25,479
Massachusetts GAN	5.125%	12/15/2010	5,000	5,360
Massachusetts GAN	5.250%	12/15/2010	26,275	28,229
Massachusetts GAN	5.125%	6/15/2011	8,555	9,171
Massachusetts GAN	5.250%	6/15/2011	15,000	16,115
Massachusetts GAN	5.250%	12/15/2011	14,820	15,922
Massachusetts GAN	5.750%	12/15/2011	20,000	22,382
Massachusetts GAN	5.750%	6/15/2012	11,280	12,593
Massachusetts GAN	5.125%	12/15/2012	5,000	5,360
Massachusetts GAN	5.125%	6/15/2013	5,000	5,360
Massachusetts GAN	5.750%	6/15/2013	10,000	11,164
Massachusetts GO	5.125%	11/1/2006 (Prere.)	10,500	10,936
Massachusetts GO	6.000%	2/1/2010 (Prere.)	5,450	6,151
Massachusetts GO	5.750%	6/1/2010 (Prere.)	10,000	11,246
Massachusetts GO	5.500%	11/1/2016 (1)	75,000	86,114
Massachusetts GO	5.500%	11/1/2016 (2)	50,000	57,410
Massachusetts GO	5.500%	11/1/2016	25,000	28,555
Massachusetts GO	5.500%	11/1/2017 (1)	20,000	23,057
Massachusetts GO	5.500%	11/1/2017 (4)	7,000	8,070
Massachusetts GO	5.500%	10/1/2018	10,000	11,490
Massachusetts GO	5.250%	8/1/2021	10,000	11,303
Massachusetts GO	5.250%	8/1/2021 (2)	19,985	22,717
Massachusetts GO	5.250%	8/1/2022	20,000	22,611
Massachusetts GO	5.250%	8/1/2023	20,000	22,603
Massachusetts Health & Educ. Fac. Auth. Rev.
(Boston Medical Center)	5.250%	7/1/2009 (1)	4,215	4,500
Massachusetts Health & Educ. Fac. Auth. Rev.
(Boston Medical Center)	5.250%	7/1/2010 (1)	4,440	4,744
Massachusetts Health & Educ. Fac. Auth. Rev.
(Boston Medical Center)	5.250%	7/1/2011 (1)	4,670	4,977
Massachusetts Health & Educ. Fac. Auth. Rev.
(Boston Medical Center)	5.250%	7/1/2012 (1)	1,850	1,972
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	6.500%	7/1/2012	10,000	11,123
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	5.625%	7/1/2020	1,810	1,856
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	5.750%	7/1/2028	2,640	2,686
Massachusetts Ind. Finance Agency
Resource Recovery Rev. (Refusetech Inc.)	6.300%	7/1/2005	14,780	14,843

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Massachusetts Muni. Wholesale Electric Co.
Power System Rev.	5.250%	7/1/2012 (1)	$22,865	$25,306
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.	5.250%	7/1/2013 (1)	20,000	22,105
Massachusetts Port Auth. Special Fac. Rev.
(Delta Airlines Inc.)	5.500%	1/1/2012 (2)	7,000	7,510
Massachusetts Port Auth. Special Fac. Rev.
(Delta Airlines Inc.)	5.500%	1/1/2013 (2)	6,730	7,224
Massachusetts Port Auth. Special Fac. Rev.
(Delta Airlines Inc.)	5.500%	1/1/2014 (2)	3,540	3,800
Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/2019 (3)	5,000	5,664
Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/2021 (3)	8,685	9,473
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/2008 (Prere.)	2,565	2,755
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/2008 (Prere.)	2,360	2,535
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/2009	435	467
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2009 (Prere.)	1,510	1,696
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2009 (Prere.)	1,165	1,309
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2009 (Prere.)	970	1,090
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2009 (Prere.)	1,165	1,313
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2010	3,835	4,281
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2011 (ETM)	6,475	7,183
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2011	830	890
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2011	3,180	3,550
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2012	295	316
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2012	4,945	5,520
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/2013	3,835	4,281
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/2014	140	150
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2020	27,360	31,269
Massachusetts Water Pollution Abatement Trust	5.250%	2/1/2021	6,955	7,928
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2021	11,805	13,494
Massachusetts Water Resources Auth. Rev.	6.500%	7/15/2010	30,220	34,854
Massachusetts Water Resources Auth. Rev.	6.500%	7/15/2019	37,515	45,788

				881,186

Michigan (2.7%)
Detroit MI Sewer System Rev.	5.250%	7/1/2005 (1)(Prere.)	4,000	4,058
Detroit MI Sewer System Rev.	0.000%	7/1/2016 (3)	7,500	4,627
Detroit MI Sewer System Rev.	5.125%	7/1/2033 (1)	31,165	33,074
Greater Detroit MI Resource Recovery Auth.	6.250%	12/13/2006 (2)	13,500	14,205
Greater Detroit MI Resource Recovery Auth.	6.250%	12/13/2006 (2)	10,175	10,706
Greater Detroit MI Resource Recovery Auth.	6.250%	12/13/2007 (2)	5,000	5,402
Greater Detroit MI Resource Recovery Auth.	6.250%	12/13/2007 (2)	6,070	6,558
Michigan Building Auth. Rev.	5.375%	10/15/2007 (Prere.)	5,880	6,269
Michigan Building Auth. Rev.	6.000%	10/15/2007 (ETM)	9,000	9,644
Michigan Building Auth. Rev.	5.500%	10/15/2012	8,440	9,397
Michigan Building Auth. Rev.	5.500%	10/15/2012	6,695	7,454
Michigan Building Auth. Rev.	5.250%	10/15/2013	2,500	2,695
Michigan Building Auth. Rev.	5.250%	10/15/2013 (4)	12,000	13,393
Michigan Building Auth. Rev.	5.500%	10/15/2013	6,010	6,691
Michigan Building Auth. Rev.	5.500%	10/15/2013	6,000	6,680
Michigan Building Auth. Rev.	5.250%	10/15/2014 (4)	15,000	16,650
Michigan Building Auth. Rev.	5.500%	10/15/2014	10,000	11,133

Intermediate-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Michigan Building Auth. Rev.	5.250%	10/15/2015 (4)	$22,445	$24,883
Michigan Building Auth. Rev.	5.500%	10/15/2015	5,000	5,555
Michigan Building Auth. Rev.	5.250%	10/15/2016 (4)	9,000	9,923
Michigan GO	5.500%	11/1/2009 (Prere.)	5,395	5,933
Michigan GO	5.500%	11/1/2009 (Prere.)	5,120	5,631
Michigan GO	5.500%	12/1/2013	6,125	7,020
Michigan Hosp. Finance Auth. Rev.
(Genesys Regional Medical Center)	5.500%	10/1/2006 (ETM)	3,340	3,462
Michigan Hosp. Finance Auth. Rev.
(Genesys Regional Medical Center)	5.500%	10/1/2007 (ETM)	3,910	4,136
Michigan Hosp. Finance Auth. Rev.
(Genesys Regional Medical Center)	5.300%	10/1/2011 (ETM)	10,840	11,713
Michigan Hosp. Finance Auth. Rev.
(Genesys Regional Medical Center)	5.375%	10/1/2013 (ETM)	4,000	4,329
Michigan Hosp. Finance Auth. Rev.
(Sparrow Obligated Group)	5.000%	11/15/2026 (1)	13,115	13,737
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.750%	10/1/2010 (Prere.)	10,390	11,792
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.875%	10/1/2010 (Prere.)	7,680	8,764
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.875%	10/1/2010 (Prere.)	10,740	12,256
Wayne Charter County MI Airport Rev.	5.250%	12/1/2010 (1)	12,000	12,779
Wayne Charter County MI Airport Rev.	5.250%	12/1/2012 (1)	15,270	16,281

				326,830

Minnesota (0.2%)
Minnesota GO	5.000%	8/1/2008	12,965	13,818
Northern Minnesota Muni. Power Agency
Electric System Rev.	5.250%	1/1/2012 (4)	6,000	6,527
Western Minnesota Muni. Power Agency	5.375%	1/1/2008 (2)	5,645	5,848

				26,193

Mississippi (0.9%)
Mississippi GO	5.250%	5/1/2005 (Prere.)	5,805	5,806
Mississippi GO	7.000%	5/1/2005	4,840	4,841
Mississippi GO	6.500%	9/1/2006	5,125	5,372
Mississippi GO	6.000%	12/1/2006	6,380	6,694
Mississippi GO	6.000%	11/1/2009 (Prere.)	9,225	10,357
Mississippi GO	6.000%	11/1/2009 (Prere.)	9,725	10,919
Mississippi GO	5.750%	11/1/2010 (Prere.)	7,860	8,869
Mississippi GO	5.750%	11/1/2010 (Prere.)	4,665	5,264
Mississippi GO	5.750%	11/1/2010 (Prere.)	4,825	5,444
Mississippi GO	5.750%	11/1/2010 (Prere.)	5,540	6,251
Mississippi GO	5.750%	11/1/2010 (Prere.)	5,205	5,873
Mississippi GO	5.750%	12/1/2011	6,000	6,863
Mississippi GO	5.500%	9/1/2012 (4)	5,000	5,678
Mississippi GO	5.500%	12/1/2016	8,435	9,760
Mississippi GO	5.500%	12/1/2017	4,000	4,653
Mississippi GO	5.250%	11/1/2022	8,245	9,443

				112,087

Missouri (0.7%)
Missouri Board Public Building Special Obligation Rev.	5.250%	10/15/2009	10,640	11,599

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Missouri Environmental Improvement
& Energy Resource Auth. Water PCR	5.500%	7/1/2012	$4,190	$4,736
Missouri Environmental Improvement
& Energy Resource Auth. Water PCR	5.500%	7/1/2013	5,250	5,977
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
(St. Luke's Episcopal-Presbyterian Hosp.)	5.500%	12/1/2012 (4)	3,365	3,727
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
(St. Luke's Episcopal-Presbyterian Hosp.)	5.500%	12/1/2013 (4)	3,580	3,946
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
(St. Luke's Episcopal-Presbyterian Hosp.)	5.500%	12/1/2014 (4)	3,780	4,150
Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/2013	3,000	3,362
Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/2014	3,430	3,843
Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/2016	2,000	2,220
Missouri Highways & Transp. Comm. Road Rev.	5.250%	2/1/2017	11,410	12,437
St. Louis MO Airport Rev. Airport Dev. Program	5.625%	7/1/2013 (1)	11,560	12,823
St. Louis MO Airport Rev. Airport Dev. Program	5.625%	7/1/2014 (1)	10,260	11,328

				80,148

Montana (0.1%)
Montana Health Fac. Auth. Rev.
(Sisters of Charity Health System)	5.250%	12/1/2009 (1)	3,330	3,545
Montana Health Fac. Auth. Rev.
(Sisters of Charity Health System)	5.250%	12/1/2010 (1)	2,445	2,610
Montana Health Fac. Auth. Rev.
(Sisters of Charity Health System)	5.250%	12/1/2011 (1)	4,980	5,302
Montana Health Fac. Auth. Rev.
(Sisters of Charity Health System)	5.250%	12/1/2012 (1)	2,725	2,901

				14,358

Nebraska (0.6%)
Nebraska Public Power Dist. Rev.	5.250%	1/1/2008 (1)(Prere.)	6,130	6,558
Nebraska Public Power Dist. Rev.	5.250%	1/1/2008 (1)(Prere.)	3,980	4,258
Nebraska Public Power Dist. Rev.	5.250%	1/1/2008 (1)(Prere.)	1,825	1,952
Nebraska Public Power Dist. Rev.	5.250%	1/1/2008 (1)(Prere.)	41,000	43,860
Nebraska Public Power Dist. Rev.	5.250%	1/1/2010 (1)	5,360	5,697
Nebraska Public Power Dist. Rev.	5.250%	1/1/2011 (1)	2,045	2,174
Nebraska Public Power Dist. Rev.	5.250%	1/1/2012 (1)	1,020	1,084
Nebraska Public Power Dist. Rev.	5.250%	1/1/2013 (1)	10,565	11,229

				76,812

Nevada (2.9%)
Clark County NV Airport Improvement Rev.	5.375%	7/1/2010 (1)	8,470	9,042
Clark County NV Airport Improvement Rev.	5.250%	7/1/2012 (1)	4,225	4,496
Clark County NV GO	7.500%	6/1/2006 (2)	3,575	3,751
Clark County NV GO	5.500%	12/1/2006 (3)(Prere.)	6,365	6,691
Clark County NV GO	5.600%	12/1/2006 (3)(Prere.)	7,175	7,554
Clark County NV GO	5.625%	12/1/2006 (3)(Prere.)	7,450	7,846
Clark County NV GO	8.000%	6/1/2008 (2)	5,285	6,048
Clark County NV GO	8.000%	6/1/2008 (2)	4,590	5,252
Clark County NV GO	7.500%	6/1/2009 (2)	1,115	1,298
Clark County NV GO	7.500%	6/1/2009 (2)	5,710	6,649
Clark County NV Passenger Fac. Rev.
(Las Vegas McCarran International Airport)	5.375%	7/1/2010 (1)	6,435	6,870

Intermediate-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Clark County NV Passenger Fac. Rev.
(Las Vegas McCarran International Airport)	5.375%	7/1/2011 (1)	$9,445	$10,083
Clark County NV Passenger Fac. Rev.
(Las Vegas McCarran International Airport)	5.375%	7/1/2012 (1)	8,295	8,855
Clark County NV School Dist. GO	5.700%	6/15/2005 (1)(Prere.)	10,825	10,977
Clark County NV School Dist. GO	5.875%	6/15/2005 (1)(Prere.)	14,485	14,691
Clark County NV School Dist. GO	5.875%	6/15/2005 (1)(Prere.)	9,275	9,407
Clark County NV School Dist. GO	5.600%	6/15/2006 (3)(Prere.)	9,640	10,039
Clark County NV School Dist. GO	5.900%	6/15/2006 (3)(Prere.)	10,000	10,447
Clark County NV School Dist. GO	5.500%	6/15/2007 (3)(Prere.)	16,325	17,353
Clark County NV School Dist. GO	5.625%	6/15/2007 (3)(Prere.)	10,000	10,655
Clark County NV School Dist. GO	5.375%	6/15/2012 (1)(Prere.)	28,385	31,954
Clark County NV School Dist. GO	5.375%	6/15/2012 (1)(Prere.)	29,765	33,507
Henderson NV Health Care Fac. Rev.	5.625%	7/1/2024	5,000	5,340
Las Vegas NV Convention & Visitors Auth.	6.000%	7/1/2009 (2)(Prere.)	5,000	5,616
Las Vegas NV Convention & Visitors Auth.	6.000%	7/1/2009 (2)(Prere.)	4,500	5,054
Las Vegas NV Convention & Visitors Auth.	6.000%	7/1/2011 (2)	10,000	11,148
Las Vegas Valley Water Dist. Nevada GO	5.000%	6/1/2020 (3)**	5,660	6,092
Las Vegas Valley Water Dist. Nevada GO	5.000%	6/1/2021 (3)**	16,575	17,784
Nevada GO	6.000%	5/15/2010	6,680	7,516
Nevada GO	5.250%	5/15/2011	6,000	6,360
Nevada GO	5.000%	12/1/2020 (4)**	15,205	16,417
Nevada GO	5.000%	12/1/2021 (4)**	15,725	16,925
Nevada GO	5.000%	12/1/2022 (4)**	16,530	17,734
Truckee Meadows NV Water Auth. Rev.	5.500%	7/1/2012 (4)	5,335	5,938
Truckee Meadows NV Water Auth. Rev.	5.500%	7/1/2013 (4)	4,790	5,331

				360,720

New Hampshire (0.5%)
New Hampshire Business Finance Auth. PCR
(Public Service Co. of New Hampshire)	6.000%	5/1/2021	25,800	27,012
New Hampshire Business Finance Auth. PCR
(Public Service Co. of New Hampshire)	6.000%	5/1/2021 (2)	21,600	23,056
New Hampshire IDA	5.900%	8/1/2018	7,000	7,362

				57,430

New Jersey (6.9%)
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/2024 (1)	6,000	7,029
Essex County NJ Solid Waste Util. Auth.	5.500%	4/1/2006 (4)(Prere.)	3,000	3,134
Gloucester County NJ Improvement Auth.
Solid Waste Resource Rev. PUT	6.850%	12/1/2009	4,000	4,511
New Jersey Building Auth. Rev. ARS	2.600%	5/11/2005 (10)	7,700	7,700
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.	5.000%	7/1/2008 (1)	17,000	18,068
New Jersey Econ. Dev. Auth. Rev.
(Chambers Cogeneration Limited Partnership) CP	2.270%	5/2/2005 LOC	30,100	30,099
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/2018	25,000	26,619
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/2019	14,000	15,038
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/2024	12,000	12,694
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.500%	5/1/2008 (4)	10,520	11,303
New Jersey GO	6.000%	7/15/2006	3,300	3,426
New Jersey GO	5.500%	8/1/2011	3,500	3,928
New Jersey GO	5.250%	7/1/2014 (4)	25,000	28,155
New Jersey GO	5.250%	7/1/2015 (4)	50,000	56,518

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	7/1/2010 (1)	$8,050	$8,692
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	7/1/2011 (1)	8,230	8,862
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	7/1/2012 (1)	2,000	2,145
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	7/1/2014 (1)	2,850	3,057
New Jersey TRAN	3.000%	6/24/2005	14,725	14,730
New Jersey Transp. Corp. COP	5.500%	9/15/2010 (2)	12,500	13,804
New Jersey Transp. Corp. COP	5.750%	9/15/2010 (2)	15,000	16,504
New Jersey Transp. Corp. COP	5.750%	9/15/2010 (2)(Prere.)	25,000	28,188
New Jersey Transp. Corp. COP	5.750%	9/15/2010 (2)(Prere.)	28,470	32,100
New Jersey Transp. Corp. COP	5.250%	9/15/2015 (2)	10,000	11,181
New Jersey Transp. Corp. COP	5.500%	9/15/2015 (2)	5,000	5,696
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	6/15/2005 (1)(Prere.)	990	1,013
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	6/15/2005 (2)	11,310	11,359
New Jersey Transp. Trust Fund Auth. Rev.	6.500%	6/15/2005 (2)	5,000	5,025
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	6/15/2007 (Prere.)	34,660	37,531
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	6/15/2007 (Prere.)	37,000	40,065
New Jersey Transp. Trust Fund Auth. Rev.	6.500%	6/15/2011 (1)(ETM)	7,510	8,855
New Jersey Transp. Trust Fund Auth. Rev.	6.500%	6/15/2011 (1)	12,490	14,654
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/2011 (1)(Prere.)	10,280	11,921
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/2011 (1)(Prere.)	30,000	34,789
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/2011 (1)(Prere.)	20,000	23,193
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/2011 (1)(Prere.)	19,720	22,867
New Jersey Transp. Trust Fund Auth. Rev.	7.000%	6/15/2012 (1)(ETM)	7,510	9,216
New Jersey Transp. Trust Fund Auth. Rev.	7.000%	6/15/2012 (1)	12,490	15,246
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	6/15/2014 (3)(Prere.)	16,400	18,535
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/2020 (3)	83,500	96,992
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/2024 (3)	25,000	29,948
New Jersey Turnpike Auth. Rev.	4.750%	1/1/2006 (ETM)	15	15
New Jersey Turnpike Auth. Rev.	6.500%	1/1/2009 (2)(ETM)	23,200	26,045
New Jersey Turnpike Auth. Rev.	5.625%	1/1/2010 (1)(Prere.)	12,775	14,203
New Jersey Turnpike Auth. Rev.	5.750%	1/1/2010 (1)	27,745	30,868
New Jersey Turnpike Auth. Rev.	5.750%	1/1/2010 (1)(ETM)	7,475	8,351
New Jersey Turnpike Auth. Rev.	5.625%	1/1/2015 (1)	3,440	3,776
New Jersey Turnpike Auth. Rev.	5.500%	1/1/2025 (2)	5,000	5,872
Rutgers State Univ. New Jersey	6.400%	5/1/2013	4,675	5,400

				848,920

New Mexico (0.5%)
New Mexico Finance Auth. Transp. Rev.	5.250%	6/15/2021 (1)	28,000	30,720
New Mexico Highway Comm. Tax Rev.	5.750%	6/15/2010 (Prere.)	16,310	18,318
New Mexico Highway Comm. Tax Rev.	6.000%	6/15/2010 (Prere.)	12,780	14,504

				63,542

New York (9.1%)
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2023 (4)	7,000	8,004
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2024 (4)	3,750	4,291
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2025 (4)	3,000	3,425
Long Island NY Power Auth. Electric System Rev.	5.500%	12/1/2009 (2)	6,000	6,597
Long Island NY Power Auth. Electric System Rev.	5.125%	4/1/2012 (1)	25,195	26,752

Intermediate-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Long Island NY Power Auth. Electric System Rev.	5.250%	6/1/2012	$40,505	$44,591
Metro. New York Transp. Auth. Rev. (Commuter Fac.)	5.000%	1/1/2012 (1)(Prere.)	8,100	8,903
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)	5.500%	10/1/2010 (1)(Prere.)	4,500	5,033
Metro. New York Transp. Auth. Rev. (Service Contract)	0.000%	7/1/2011 (ETM)	21,200	17,175
Metro. New York Transp. Auth. Rev. (Transit Rev.)	7.000%	7/1/2009 (2)(ETM)	10,000	11,046
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/2012 (1)	5,530	6,278
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/2015 (2)	45,130	50,718
Metro. New York Transp. Auth. Rev. (Transp. Fac.)	5.250%	7/1/2009 (4)(ETM)	20,000	21,747
Muni. Assistance Corp. for New York City NY	6.000%	7/1/2006	7,000	7,268
Muni. Assistance Corp. for New York City NY	5.000%	7/1/2008	10,000	10,635
Muni. Assistance Corp. for New York City NY	6.000%	7/1/2008	10,000	10,847
New York City NY GO	7.000%	8/1/2005	6,500	6,570
New York City NY GO	8.000%	4/1/2006 (2)	5,955	6,231
New York City NY GO	5.700%	8/1/2006 (Prere.)	4,605	4,842
New York City NY GO	5.900%	8/1/2006 (Prere.)	2,230	2,350
New York City NY GO	5.900%	8/1/2006 (Prere.)	2,880	3,035
New York City NY GO	6.000%	8/1/2006 (Prere.)	5,335	5,629
New York City NY GO	6.000%	8/1/2006 (Prere.)	4,000	4,221
New York City NY GO	5.700%	8/1/2007	5,195	5,432
New York City NY GO	5.900%	8/1/2009	3,245	3,402
New York City NY GO	5.250%	8/1/2010	27,000	29,377
New York City NY GO	5.900%	8/1/2010	2,520	2,642
New York City NY GO	5.250%	8/1/2011	30,000	32,860
New York City NY GO	6.000%	8/1/2011	265	278
New York City NY GO	5.875%	8/15/2012 (3)	7,000	7,362
New York City NY GO	5.250%	8/1/2013	18,015	19,911
New York City NY GO	5.750%	8/1/2013 (2)	8,500	9,721
New York City NY GO	5.750%	8/1/2015 (2)	38,000	42,967
New York City NY GO	5.000%	3/1/2025	17,000	17,793
New York City NY Muni. Water Finance Auth. Water
& Sewer System Rev.	5.375%	6/15/2019	7,500	8,256
New York City NY Muni. Water Finance Auth. Water
& Sewer System Rev.	5.000%	6/15/2028 (1)	10,000	10,578
New York City NY Muni. Water Finance Auth. Water
& Sewer System Rev.	5.000%	6/15/2031	5,000	5,239
New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/2024 (1)	12,500	13,355
New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/2025 (1)	12,000	12,811
New York City NY Transitional Finance Auth. Rev.	5.000%	5/15/2008 (Prere.)	3,550	3,803
New York City NY Transitional Finance Auth. Rev.	5.000%	5/15/2008 (Prere.)	6,375	6,828
New York City NY Transitional Finance Auth. Rev.	5.500%	5/15/2008 (Prere.)	2,000	2,171
New York City NY Transitional Finance Auth. Rev.	5.125%	5/1/2009 (Prere.)	7,570	8,267
New York City NY Transitional Finance Auth. Rev.	5.125%	5/1/2009 (Prere.)	4,000	4,368
New York City NY Transitional Finance Auth. Rev.	5.125%	5/1/2009 (Prere.)	7,245	7,912
New York City NY Transitional Finance Auth. Rev.	5.125%	5/15/2009 (3)(Prere.)	5,195	5,672
New York City NY Transitional Finance Auth. Rev.	5.250%	5/15/2009 (Prere.)	12,585	13,810
New York City NY Transitional Finance Auth. Rev.	5.250%	5/15/2009 (Prere.)	5,000	5,487
New York City NY Transitional Finance Auth. Rev.	5.750%	8/15/2009 (3)(Prere.)	14,740	16,513
New York City NY Transitional Finance Auth. Rev.	5.500%	2/15/2010 (Prere.)	3,500	3,919
New York City NY Transitional Finance Auth. Rev.	5.750%	2/15/2010 (Prere.)	4,365	4,936
New York City NY Transitional Finance Auth. Rev.	5.875%	5/1/2010 (Prere.)	6,000	6,843

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

New York City NY Transitional Finance Auth. Rev.	5.500%	2/15/2012	$5,945	$6,563
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/2013	14,000	15,451
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/2014	5,000	5,484
New York City NY Transitional Finance Auth. Rev.	5.750%	2/15/2014	5,960	6,642
New York City NY Transitional Finance Auth. Rev.	5.250%	8/1/2018 (2)	5,000	5,486
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.250%	5/1/2009 (Prere.)	70	77
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.000%	5/15/2009 (Prere.)	9,685	10,528
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.000%	5/15/2009 (Prere.)	315	343
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.250%	5/1/2012	3,405	3,689
New York State Dormitory Auth. Rev. (City Univ.)	6.450%	7/1/2005 (ETM)	1,500	1,510
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/2011 (1)(Prere.)	4,090	4,598
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/2013 (1)	11,500	13,316
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/2013 (1)	14,645	16,641
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.250%	7/1/2011	4,160	4,644
New York State Dormitory Auth. Rev.
(Jewish Medical Center)	5.250%	7/1/2010 (1)	4,000	4,279
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.250%	8/15/2008 (1)(Prere.)	5	5
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.250%	2/15/2011 (1)	7,365	7,864
New York State Dormitory Auth. Rev.
(North Shore Long Island Hosp.) VRDO	3.050%	5/9/2005 LOC	14,000	14,000
New York State Dormitory Auth. Rev. (Second Hosp.)	5.000%	2/15/2010 (4)	4,500	4,776
New York State Dormitory Auth. Rev. (Second Hosp.)	5.100%	2/15/2011 (4)	6,285	6,690
New York State Dormitory Auth. Rev. (Second Hosp.)	5.100%	2/15/2011 (2)	6,000	6,386
New York State Dormitory Auth. Rev. (Second Hosp.)	5.100%	2/15/2011 (2)	4,040	4,300
New York State Dormitory Auth. Rev. (State Univ.)	5.800%	5/15/2005	5,400	5,406
New York State Dormitory Auth. Rev. (Univ. System)	5.250%	1/1/2008 (1)(Prere.)	14,500	15,669
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.250%	7/1/2010 (2)	3,920	4,269
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.250%	7/1/2011 (2)	3,610	3,919
New York State Power Auth. Rev.	5.250%	11/15/2017	20,710	22,835
New York State Power Auth. Rev.	5.250%	11/15/2018	35,425	39,010
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	6.250%	4/1/2006 (1)	10,000	10,228
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	6.250%	4/1/2010 (4)	6,725	7,657
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.250%	4/1/2011 (3)	4,000	4,270
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.250%	4/1/2012 (3)	6,220	6,640
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.500%	4/1/2012 (1)	20,000	22,584
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.250%	4/1/2015 (2)	10,000	10,622

Intermediate-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

New York State Thruway Auth. Rev.
(Personal Income Tax)	5.500%	3/15/2016 (1)	$3,000	$3,342
New York State Urban Dev. Corp. Rev.
(Personal Income Tax) GO	5.500%	3/15/2022 (1)	23,030	26,836
Niagara County NY IDA Solid Waste Disposal Rev. PUT	5.450%	11/15/2012	16,000	17,222
Onondaga County NY PCR (Anheuser-Busch Cos., Inc.)	6.625%	8/1/2006	10,000	10,445
Port Auth. of New York & New Jersey Rev.	5.000%	8/1/2007	4,900	5,106
Port Auth. of New York & New Jersey Rev.	5.500%	9/15/2008 (3)	5,810	6,039
Port Auth. of New York & New Jersey Rev.	5.250%	7/15/2010	11,095	11,712
Port Auth. of New York & New Jersey Rev.	5.000%	8/1/2015	10,000	10,508
Suffolk County NY Water Auth. Rev.	6.800%	6/1/2012 (ETM)	10,660	12,380
Tobacco Settlement Financing Corp. NY Rev. ARS	2.850%	5/20/2005 (10)	10,825	10,825
Triborough Bridge & Tunnel Auth. New York Rev.	6.600%	1/1/2010 (ETM)	55,325	62,565
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	1/1/2012 (ETM)	19,645	21,503
Triborough Bridge & Tunnel Auth. New York Rev.	6.000%	1/1/2012 (ETM)	12,000	13,604
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/2017	20,000	22,052

				1,119,221

North Carolina (2.9%)
Cumberland County NC Hosp. Fac. Rev. (Cape Fear Hosp.)	5.250%	10/1/2019	10,000	10,348
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/2011	25,000	27,017
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/2012	14,875	16,170
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/2013	25,000	27,268
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/2014	15,000	16,473
North Carolina Eastern Muni. Power Agency Rev.	5.300%	1/1/2015	4,000	4,278
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/2016	3,000	3,203
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/2017	4,700	5,005
North Carolina GO	5.250%	6/1/2011	10,375	11,561
North Carolina GO	5.000%	3/1/2020	28,000	30,326
North Carolina Muni. Power Agency Rev.	5.250%	1/1/2009 (1)	8,500	9,150
North Carolina Muni. Power Agency Rev.	5.250%	1/1/2014 (2)	26,585	29,258
North Carolina Muni. Power Agency Rev.	5.250%	1/1/2016 (4)	10,000	10,929
North Carolina Muni. Power Agency Rev.	5.250%	1/1/2017 (4)	15,290	16,668
North Carolina Muni. Power Agency Rev.	5.250%	1/1/2018 (1)	69,720	76,002
North Carolina Muni. Power Agency Rev.	5.250%	1/1/2019 (1)	38,600	42,025
North Carolina Muni. Power Agency Rev.	5.250%	1/1/2020 (1)	10,000	10,887
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/2011 (Prere.)	2,380	2,691
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/2011 (Prere.)	1,970	2,227
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/2013	1,500	1,688
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/2014	1,240	1,396

				354,570

Ohio (2.7%)
Cincinnati OH GO	5.250%	12/1/2015 (4)	14,710	16,385
Cincinnati OH GO	5.250%	12/1/2016 (4)	9,185	10,167
Cincinnati OH GO	5.250%	12/1/2017 (4)	5,000	5,519
Cincinnati OH GO	5.250%	12/1/2018 (4)	8,150	8,996
Cleveland OH Airport System Rev.	5.250%	1/1/2009 (4)	8,535	9,100
Cleveland OH Airport System Rev.	5.250%	1/1/2010 (4)	9,010	9,684
Cleveland OH Airport System Rev.	5.250%	1/1/2012 (4)	5,000	5,365
Cleveland OH GO	5.500%	8/1/2008 (1)	6,295	6,756
Cleveland OH Water Works Rev.	6.000%	1/1/2006 (1)	2,100	2,145

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Cleveland OH Water Works Rev.	5.250%	1/1/2009 (4)	$2,500	$2,665
Cleveland OH Water Works Rev.	5.250%	1/1/2010 (4)	7,000	7,440
Cleveland OH Water Works Rev.	5.375%	1/1/2013 (4)	3,455	3,846
Kent State Univ. Ohio VRDO	3.040%	5/9/2005 (1)	5,025	5,025
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.625%	10/1/2012	6,800	7,528
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.625%	9/1/2013 (1)	3,000	3,210
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.625%	10/1/2013	6,810	7,498
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.625%	10/1/2014	6,000	6,569
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.625%	10/1/2015	4,000	4,357
Montgomery County OH Rev. (Catholic Health Initiative)	5.000%	5/1/2030	20,000	20,719
Ohio Building Auth. Rev. (Administration Building Fund)	5.500%	10/1/2013 (4)	6,605	7,371
Ohio Building Auth. Rev. (Data Center)	5.750%	10/1/2005	3,070	3,109
Ohio Building Auth. Rev. (Highway Safety Building)	5.375%	4/1/2007 (2)(Prere.)	4,605	4,864
Ohio Building Auth. Rev. (Highway Safety Building)	5.750%	4/1/2007 (2)(Prere.)	5,055	5,375
Ohio Building Auth. Rev. (State Correctional Fac.)	5.800%	10/1/2006	4,360	4,539
Ohio Building Auth. Rev. (State Correctional Fac.)	5.750%	4/1/2007 (2)(Prere.)	5,485	5,832
Ohio Building Auth. Rev. (State Correctional Fac.)	5.750%	4/1/2007 (2)(Prere.)	5,375	5,715
Ohio Building Auth. Rev. (State Correctional Fac.)	6.000%	4/1/2007 (2)(Prere.)	3,710	3,962
Ohio Building Auth. Rev. (State Correctional Fac.)	5.900%	10/1/2007	2,500	2,674
Ohio Building Auth. Rev. (State Correctional Fac.)	5.500%	10/1/2012 (4)	5,000	5,597
Ohio Building Auth. Rev. (State Correctional Fac.)	5.500%	10/1/2013 (4)	3,000	3,348
Ohio Building Auth. Rev. (State Correctional Fac.)	5.250%	4/1/2017	5,565	6,304
Ohio GO	5.625%	5/1/2010 (Prere.)	5,065	5,655
Ohio GO	7.625%	8/1/2010	3,510	4,244
Ohio GO	5.375%	2/1/2012	7,255	7,991
Ohio GO	5.375%	2/1/2013	7,645	8,421
Ohio GO	5.250%	8/1/2013 (4)	12,435	13,995
Ohio GO	5.500%	8/1/2013	2,945	3,362
Ohio GO	5.375%	2/1/2014	5,000	5,507
Ohio GO	5.375%	2/1/2015	3,485	3,815
Ohio GO	5.375%	2/1/2017	5,500	6,014
Ohio Higher Educ. Capital Fac. Rev.	5.000%	12/1/2007	5,000	5,265
Ohio Higher Educ. Capital Fac. Rev.	5.250%	11/1/2014	3,710	4,110
Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College) VRDO	3.050%	5/9/2005	10,000	10,000
Ohio Housing Finance Agency Mortgage Rev.	5.025%	3/1/2021	610	613
Ohio Housing Finance Agency Mortgage Rev.	5.450%	9/1/2031	11,895	12,198
Ohio Housing Finance Agency Mortgage Rev.	5.625%	3/1/2032	6,675	6,949
Ohio Public Fac. Comm. Higher Educ. Capital Fac.	5.250%	5/1/2005 (2)(Prere.)	5,950	5,951
Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/2006 (1)(Prere.)	4,435	4,618
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.500%	6/1/2021	5,540	6,489
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.500%	12/1/2021	5,555	6,528
Univ. of Cincinnati OH General Receipts	5.500%	6/1/2013 (3)	2,700	3,037
Univ. of Cincinnati OH General Receipts	5.500%	6/1/2014 (3)	1,000	1,120

				327,546

Intermediate-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Oklahoma (0.1%)
Grand River Dam Auth. Oklahoma Rev.	6.250%	6/1/2011 (2)	$7,600	$8,790
Oklahoma Turnpike Auth.	5.500%	1/1/2009 (3)	6,000	6,529

				15,319

Oregon (0.6%)
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.500%	2/15/2009	7,715	8,330
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.500%	2/15/2010	9,955	10,876
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.750%	5/1/2012	2,955	3,312
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.750%	5/1/2013	5,580	6,218
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.750%	5/1/2014	5,825	6,451
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.750%	5/1/2015	4,395	4,843
Oregon State Dept. Administrative Services	5.750%	4/1/2009 (4)(Prere.)	3,000	3,330
Oregon State Dept. Administrative Services	5.750%	4/1/2009 (4)(Prere.)	8,715	9,672
Oregon State Dept. Administrative Services	5.750%	4/1/2009 (4)(Prere.)	2,500	2,775
Oregon State Dept. Administrative Services	5.750%	4/1/2010 (4)	7,560	8,347
Port Auth. of Portland OR Airport Rev.
(Portland International Airport)	5.000%	7/1/2013 (3)	2,520	2,653
Port Auth. of Portland OR Airport Rev.
(Portland International Airport)	5.500%	7/1/2014 (2)	5,325	5,670
Portland OR Sewer System Rev.	6.000%	6/1/2007 (3)	5,600	5,957

				78,434

Pennsylvania (2.7%)
Berks County PA Hosp. Rev. (Reading Hosp.) ARS	2.600%	5/12/2005 (2)	24,200	24,200
Delaware County PA IDA Resource Recovery Rev.
(American Fuel)	6.100%	1/1/2007	7,955	8,215
Delaware County PA IDA Resource Recovery Rev.
(American Fuel)	6.000%	1/1/2009	5,355	5,632
Pennsbury PA School Dist. GO	5.500%	8/15/2014 (3)	6,000	6,048
Pennsylvania Convention Center Auth. Rev.	6.700%	9/1/2014 (1)	4,000	4,093
Pennsylvania Convention Center Auth. Rev.	6.700%	9/1/2016 (3)(ETM)	3,000	3,641
Pennsylvania GO	5.375%	5/15/2006 (3)(Prere.)	3,515	3,662
Pennsylvania GO	5.250%	2/1/2008	15,440	16,407
Pennsylvania GO	6.000%	7/1/2008	8,220	8,981
Pennsylvania GO	5.000%	9/15/2008	7,150	7,623
Pennsylvania GO	5.500%	5/1/2012 (4)(Prere.)	10,000	11,326
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev.
(Allegheny/Delaware Valley Obligated Group)	5.000%	11/15/2005 (1)	7,690	7,775
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev.
(Allegheny/Delaware Valley Obligated Group)	5.000%	11/15/2006 (1)	4,375	4,499
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.250%	8/1/2011 (4)	8,195	8,840
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.250%	8/1/2012 (4)	2,750	2,978
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.250%	8/1/2013 (4)	4,000	4,317

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Pennsylvania Housing Finance Agency Rev.	5.400%	10/1/2024	$2,910	$2,935
Pennsylvania Intergovernmental Cooperation Auth. Rev.	5.250%	6/15/2011 (3)	10,000	10,760
Pennsylvania Intergovernmental Cooperation Auth. Rev.	5.250%	6/15/2012 (3)	6,660	7,153
Pennsylvania Intergovernmental Cooperation Auth. Rev.	5.250%	6/15/2013 (3)	5,000	5,370
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/2011 (2)(ETM)	2,875	3,111
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/2011 (2)	2,125	2,290
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/2011 (2)	1,905	2,052
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/2011 (2)(ETM)	4,095	4,431
Philadelphia PA Airport Parking Auth.	5.250%	9/1/2010 (2)	4,875	5,132
Philadelphia PA Gas Works Rev.	5.500%	7/1/2007 (4)	8,025	8,440
Philadelphia PA Gas Works Rev.	5.500%	7/1/2009 (4)	10,820	11,554
Philadelphia PA Gas Works Rev.	5.250%	7/1/2010 (4)	10,180	10,785
Philadelphia PA Gas Works Rev.	5.250%	7/1/2011 (4)	5,000	5,297
Philadelphia PA GO	5.125%	5/15/2009 (3)	2,000	2,154
Philadelphia PA GO	5.250%	3/15/2010 (4)	1,755	1,895
Philadelphia PA GO	5.125%	5/15/2010 (3)	11,695	12,633
Philadelphia PA GO	5.250%	3/15/2011 (4)	3,610	3,898
Philadelphia PA GO	5.125%	5/15/2011 (3)	12,290	13,233
Philadelphia PA GO	5.250%	3/15/2012 (4)	3,000	3,239
Philadelphia PA GO	5.125%	5/15/2012 (3)	4,975	5,357
Philadelphia PA GO	5.125%	5/15/2013 (3)	5,000	5,384
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.750%	6/15/2011 (3)	4,695	5,021
Philadelphia PA Muni. Auth. Rev.	5.250%	5/15/2013 (4)	11,105	12,240
Philadelphia PA Muni. Auth. Rev.	5.250%	11/15/2014 (4)	5,965	6,552
Philadelphia PA School Dist. GO	6.250%	9/1/2005 (2)(ETM)	5,000	5,062
Philadelphia PA School Dist. GO	6.250%	9/1/2006 (2)	2,000	2,087
Philadelphia PA School Dist. GO	6.250%	9/1/2008 (2)	4,000	4,404
Philadelphia PA School Dist. GO	5.250%	4/1/2011 (1)	3,920	4,245
Philadelphia PA School Dist. GO	6.250%	9/1/2009 (2)	2,080	2,335
Philadelphia PA School Dist. GO	5.500%	8/1/2012 (3)	10,815	12,154
Philadelphia PA Water & Waste Water Rev.	6.250%	8/1/2007 (1)	5,000	5,361
Pittsburgh PA GO	5.200%	9/1/2005 (3)(Prere.)	17,000	17,151
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	5.850%	12/1/2020	4,860	5,249

				337,201

Puerto Rico (2.1%)
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/2019 (1)	35,430	38,799
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/2019 (4)	12,890	14,116
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/2020 (1)	38,245	41,781
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/2022 (1)	17,800	20,520
Puerto Rico GO	5.500%	7/1/2011 (4)	8,500	9,592
Puerto Rico GO	5.500%	7/1/2013 (1)	5,000	5,743
Puerto Rico GO	5.500%	7/1/2014 (1)	5,000	5,774
Puerto Rico Highway & Transp. Auth. Rev.	6.250%	7/1/2011 (1)	2,835	3,314
Puerto Rico Highway & Transp. Auth. Rev.	6.250%	7/1/2013 (1)	7,220	8,666
Puerto Rico Highway & Transp. Auth. Rev.	6.250%	7/1/2015 (1)	5,590	6,831
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/2016 (3)	8,885	9,848
Puerto Rico Muni. Finance Agency	5.750%	8/1/2012 (4)	2,470	2,745
Puerto Rico Muni. Finance Agency	5.875%	8/1/2014 (4)	4,000	4,461
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	0.000%	7/1/2011 (3)	48,810	39,091
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	0.000%	7/1/2012 (3)	34,465	26,358

Intermediate-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/2017 (2)	$6,390	$7,468
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/2018 (2)	6,430	7,540

			252,647

Rhode Island (0.4%)
Rhode Island Depositors Econ. Protection Corp.	6.550%	8/1/2010 (1)(ETM)	18,465	21,157
Rhode Island Depositors Econ. Protection Corp.	6.550%	8/1/2010 (1)(ETM)	8,385	9,313
Rhode Island Econ. Dev. Corp.
(Rhode Island Dept. of Transp.)	5.250%	6/15/2009 (4)	3,335	3,613
Rhode Island Econ. Dev. Corp.
(Rhode Island Dept. of Transp.)	5.250%	6/15/2010 (4)	3,000	3,287
Rhode Island Econ. Dev. Corp.
(Rhode Island Dept. of Transp.)	5.250%	6/15/2011 (4)	5,000	5,522
Rhode Island Econ. Dev. Corp.
(Rhode Island Dept. of Transp.)	5.250%	6/15/2012 (4)	5,000	5,560
Rhode Island GO	6.000%	8/1/2005 (1)	3,000	3,026
Rhode Island GO	6.000%	8/1/2006 (1)	3,000	3,118

				54,596

South Carolina (1.3%)
Berkeley County SC Water & Sewer System Rev.	5.000%	6/1/2007 (1)	4,140	4,322
Medical Univ. South Carolina Hosp. Auth. Hosp. Fac. Rev.	6.250%	8/15/2012 (Prere.)	13,000	15,389
Piedmont SC Muni. Power Agency Rev.	5.400%	1/1/2007 (1)(ETM)	1,400	1,458
Piedmont SC Muni. Power Agency Rev.	5.400%	1/1/2007 (1)	1,800	1,870
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/2022 (3)	9,950	4,490
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/2023 (3)	8,780	3,745
South Carolina GO	5.000%	7/1/2008	2,750	2,929
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)	7.000%	12/15/2010 (ETM)	10,500	11,997
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)	7.125%	12/15/2010 (Prere.)	7,000	8,483
South Carolina Jobs Econ. Dev. Auth. Rev.	5.625%	11/15/2030	8,530	8,960
South Carolina Public Service Auth. Rev.	5.375%	1/1/2013 (4)	7,300	8,131
South Carolina Public Service Auth. Rev.	5.500%	1/1/2013 (4)	5,000	5,668
South Carolina Transp. Infrastructure Rev.	5.750%	10/1/2009 (1)(Prere.)	9,020	10,095
South Carolina Transp. Infrastructure Rev.	5.750%	10/1/2009 (1)(Prere.)	8,495	9,508
South Carolina Transp. Infrastructure Rev.	5.750%	10/1/2009 (1)(Prere.)	6,245	6,989
South Carolina Transp. Infrastructure Rev.	5.750%	10/1/2011 (1)	6,925	7,681
South Carolina Transp. Infrastructure Rev.	5.000%	10/1/2028 (2)	10,005	10,519
South Carolina Transp. Infrastructure Rev.	5.000%	10/1/2033 (2)	30,125	31,464

				153,698

South Dakota (0.0%)
South Dakota Building Auth. Lease Rev.	5.250%	12/1/2010 (2)	4,800	5,056

Tennessee (1.2%)
Knoxville TN Health, Educ. & Housing Board Rev.
(Univ. Health System, Inc.)	5.400%	4/1/2011	3,465	3,669
Knoxville TN Health, Educ. & Housing Board Rev.
(Univ. Health System, Inc.)	5.500%	4/1/2012	2,660	2,815
Knoxville TN Health, Educ. & Housing Board Rev.
(Univ. Health System, Inc.)	5.500%	4/1/2013	4,495	4,726

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Knoxville TN Health, Educ. & Housing Board Rev.
(Univ. Health System, Inc.)	5.625%	4/1/2014	$2,000	$2,102
Knoxville TN Health, Educ. & Housing Board Rev.
(Univ. Health System, Inc.)	5.750%	4/1/2019	13,000	13,562
Memphis TN Electric System Rev.	5.000%	12/1/2009 (1)	60,140	64,804
Memphis TN Electric System Rev.	5.000%	12/1/2010 (1)	33,000	35,820
Montgomery County TN Public Building Auth. Pooled
Financial Rev. (Tennessee County Loan Pool) VRDO	3.050%	5/2/2005 LOC	7,100	7,100
Shelby County TN GO	0.000%	12/1/2011	10,000	7,858

				142,456

Texas (9.5%)
Austin TX Combined Util. System Rev.	0.000%	11/15/2010 (2)	5,000	4,096
Austin TX Combined Util. System Rev.	0.000%	11/15/2011 (1)	18,100	14,157
Austin TX Combined Util. System Rev.	0.000%	11/15/2011 (2)	16,050	12,554
Austin TX Combined Util. System Rev.	6.000%	11/15/2013 (1)	16,000	18,468
Austin TX Combined Util. System Rev.	5.125%	5/15/2014 (4)	28,900	30,288
Austin TX Combined Util. System Rev.	0.000%	5/15/2018 (3)	25,215	13,986
Austin TX Combined Util. System Rev.	0.000%	5/15/2019 (3)	28,160	14,806
Austin TX Independent School Dist. GO	5.750%	8/1/2006 (Prere.)	3,470	3,598
Austin TX Independent School Dist. GO	5.750%	8/1/2012	1,530	1,583
Brazos River TX Harbor Navigation Dist.
Brazoria County Environmental
(Dow Chemical Co. Project) PUT	5.200%	5/15/2008	58,000	61,366
Carrollton TX Independent School Dist. GO	6.000%	2/15/2009 (Prere.)	2,760	3,053
Carrollton TX Independent School Dist. GO	6.000%	2/15/2009 (Prere.)	3,105	3,434
Dallas TX Independent School Dist. GO	5.300%	8/15/2005 (Prere.)	3,780	3,808
Dallas TX Independent School Dist. GO	5.400%	8/15/2005 (Prere.)	7,890	7,956
Dallas TX Independent School Dist. GO	5.500%	8/15/2005 (Prere.)	18,300	18,458
Dallas TX Independent School Dist. GO	5.300%	8/15/2008	1,220	1,229
Harris County TX Sports Auth. Rev.	0.000%	11/15/2023 (1)	7,000	2,832
Harris County TX Sports Auth. Rev.	0.000%	11/15/2025 (1)	11,000	3,957
Harris County TX Sports Auth. Rev.	0.000%	11/15/2027 (1)	11,000	3,527
Harris County TX Sports Auth. Rev.	0.000%	11/15/2031 (1)	7,570	1,938
Harris County TX Toll Road Rev.	5.375%	8/15/2012 (4)	10,000	11,230
Houston TX Airport System Rev.	5.750%	7/1/2011 (4)	6,560	7,168
Houston TX Airport System Rev.	6.000%	7/1/2011 (3)	4,200	4,538
Houston TX Airport System Rev.	5.875%	7/1/2012 (4)	7,015	7,689
Houston TX Airport System Rev.	6.000%	7/1/2012 (3)	4,460	4,819
Houston TX Airport System Rev.	5.875%	7/1/2014 (4)	5,000	5,480
Houston TX GO	7.000%	3/1/2006 (Prere.)	4,125	4,272
Houston TX GO	7.000%	3/1/2008	44,280	47,650
Houston TX GO	5.250%	3/1/2009 (Prere.)	4,815	5,201
Houston TX GO	5.750%	9/1/2010 (4)(Prere.)	11,450	12,755
Houston TX GO	5.750%	9/1/2010 (4)(Prere.)	3,925	4,372
Houston TX GO	5.250%	3/1/2011	1,185	1,270
Houston TX GO	5.500%	3/1/2011 (4)	1,050	1,160
Houston TX GO	5.000%	3/1/2012 (1)	4,735	5,163
Houston TX GO	5.750%	3/1/2012 (4)	1,105	1,230
Houston TX GO	5.750%	3/1/2013 (4)	375	417

Intermediate-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Houston TX Higher Educ. Finance Corp. (Rice Univ.) CP	2.050%	6/10/2005	$9,500	$9,492
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.250%	7/1/2005 (4)(Prere.)	7,085	7,188
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.500%	9/1/2010 (2)	9,155	10,125
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.375%	9/1/2012 (2)	9,995	11,056
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.375%	9/1/2012 (2)	4,460	4,933
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.375%	9/1/2013 (2)	10,545	11,664
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.750%	9/1/2013 (2)	13,840	15,610
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.375%	9/1/2014 (2)	6,190	6,847
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.375%	9/1/2015 (2)	10,750	11,811
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.750%	9/1/2016 (2)	5,540	6,227
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	0.000%	9/1/2017 (2)	13,760	7,908
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.750%	9/1/2017 (2)	5,855	6,574
Houston TX Independent School Dist. GO	0.000%	8/15/2015	5,355	3,443
Houston TX Independent School Dist. GO	5.000%	2/15/2030 (4)	12,950	13,513
Houston TX Util. System Rev.	5.125%	5/15/2028 (1)	15,950	16,921
Houston TX Water & Sewer System Rev.	0.000%	12/1/2010 (2)	5,000	4,089
Houston TX Water & Sewer System Rev.	5.750%	12/1/2012 (2)(Prere.)	8,000	9,235
Houston TX Water & Sewer System Rev.	5.500%	12/1/2014 (4)	22,500	25,109
Houston TX Water & Sewer System Rev.	5.500%	12/1/2015 (4)	7,250	8,062
Lower Colorado River Auth. Texas Rev.	5.750%	5/15/2011 (4)	14,200	15,617
Lower Colorado River Auth. Texas Rev.	5.000%	1/1/2012 (4)(ETM)	2,520	2,762
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/2012 (1)	3,975	4,385
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/2013 (1)	3,000	3,301
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/2014 (1)	4,475	4,936
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/2014 (4)	5,000	5,521
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/2015 (4)	24,000	26,556
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/2016 (1)	2,000	2,193
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/2017 (1)	3,000	3,286
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/2019 (1)	3,000	3,283
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/2020 (1)	2,000	2,163
North Texas Health Fac. Dev.	5.750%	2/15/2010 (1)	4,115	4,453
San Antonio TX Electric & Gas Rev.	5.800%	2/1/2006 (ETM)	180	184
San Antonio TX Electric & Gas Rev.	5.800%	2/1/2006	3,275	3,344
San Antonio TX Electric & Gas Rev.	5.800%	2/1/2006 (ETM)	825	841
San Antonio TX Electric & Gas Rev.	5.250%	2/1/2007 (Prere.)	7,635	8,019
San Antonio TX Electric & Gas Rev.	5.250%	2/1/2007 (Prere.)	725	762
San Antonio TX Electric & Gas Rev.	5.250%	2/1/2007 (Prere.)	610	641
San Antonio TX Electric & Gas Rev.	5.600%	2/1/2007 (Prere.)	745	787
San Antonio TX Electric & Gas Rev.	5.250%	2/1/2009 (Prere.)	2,985	3,247

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

San Antonio TX Electric & Gas Rev.	5.250%	2/1/2009 (Prere.)	$2,110	$2,295
San Antonio TX Electric & Gas Rev.	5.250%	2/1/2009 (Prere.)	5,910	6,428
San Antonio TX Electric & Gas Rev.	5.250%	2/1/2010	6,140	6,429
San Antonio TX Electric & Gas Rev.	5.750%	2/1/2010 (Prere.)	10,205	11,369
San Antonio TX Electric & Gas Rev.	5.750%	2/1/2010 (Prere.)	12,100	13,480
San Antonio TX Electric & Gas Rev.	5.750%	2/1/2010 (Prere.)	9,200	10,250
San Antonio TX Electric & Gas Rev.	5.750%	2/1/2010 (Prere.)	20,440	22,772
San Antonio TX Electric & Gas Rev.	5.500%	2/1/2011	12,225	13,585
San Antonio TX Electric & Gas Rev.	5.000%	2/1/2012 (4)	5,000	5,450
San Antonio TX Electric & Gas Rev.	5.250%	2/1/2012	5,515	5,951
San Antonio TX Electric & Gas Rev.	5.375%	2/1/2012 (Prere.)	6,490	7,213
San Antonio TX Electric & Gas Rev.	5.375%	2/1/2012 (Prere.)	5,445	6,052
San Antonio TX Electric & Gas Rev.	5.375%	2/1/2012 (Prere.)	10,000	11,114
San Antonio TX Electric & Gas Rev.	5.375%	2/1/2012 (Prere.)	8,140	9,047
San Antonio TX Electric & Gas Rev.	5.250%	2/1/2013	5,000	5,554
San Antonio TX Electric & Gas Rev.	5.250%	2/1/2013	3,890	4,198
San Antonio TX Electric & Gas Rev.	5.375%	2/1/2013	10,000	11,190
San Antonio TX Electric & Gas Rev.	5.375%	2/1/2015	7,250	8,171
San Antonio TX Electric & Gas Rev.	5.375%	2/1/2016	16,825	18,369
San Antonio TX Electric & Gas Rev.	5.375%	2/1/2017	7,580	8,257
Tarrant County TX Health Resources	5.750%	2/15/2013 (1)	7,670	8,299
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/2016	10,360	11,422
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/2017	10,000	10,958
Texas A & M Univ. Permanent Univ. Fund	5.250%	7/1/2018	10,000	10,958
Texas GO Public Finance Auth.	5.500%	10/1/2009	7,000	7,686
Texas GO Public Finance Auth.	5.500%	10/1/2012	13,455	15,056
Texas GO Public Finance Auth.	5.500%	10/1/2013	19,175	21,457
Texas GO Public Finance Auth.	5.375%	10/1/2014	21,310	23,838
Texas Muni. Power Agency Rev.	0.000%	9/1/2010 (2)(ETM)	705	585
Texas Muni. Power Agency Rev.	0.000%	9/1/2010 (2)	11,135	9,199
Texas Muni. Power Agency Rev.	0.000%	9/1/2012 (2)	4,815	3,614
Texas Muni. Power Agency Rev.	0.000%	9/1/2012 (2)(ETM)	360	272
Texas Muni. Power Agency Rev.	0.000%	9/1/2013 (1)	11,375	8,120
Texas Muni. Power Agency Rev.	0.000%	9/1/2013 (1)(ETM)	125	90
Texas Muni. Power Agency Rev.	0.000%	9/1/2014 (1)(ETM)	125	86
Texas Muni. Power Agency Rev.	0.000%	9/1/2014 (1)	5,540	3,745
Texas Muni. Power Agency Rev.	0.000%	9/1/2015 (1)(ETM)	110	72
Texas Muni. Power Agency Rev.	0.000%	9/1/2015 (1)	13,140	8,447
Texas Muni. Power Agency Rev.	0.000%	9/1/2016 (1)(ETM)	110	68
Texas Muni. Power Agency Rev.	0.000%	9/1/2016 (1)	22,795	13,901
Texas Muni. Power Agency Rev.	0.000%	9/1/2017 (1)	31,295	18,072
Texas Muni. Power Agency Rev.	0.000%	9/1/2017 (1)(ETM)	415	243
Texas Public Finance Auth. Rev.
(Unemployment Compensation Obligation) CP	2.000%	6/8/2005	21,800	21,782
Texas TRAN	3.000%	8/31/2005	50,000	50,051
Texas Turnpike Auth. Central Texas Turnpike System Rev.	5.000%	6/1/2008	53,195	56,331
Tomball TX Hosp. Auth. Rev.	5.750%	7/1/2014	8,500	8,716
Tomball TX Hosp. Auth. Rev.	6.000%	7/1/2019	3,600	3,681
Univ. of Houston TX Rev.	5.250%	2/15/2009 (4)	3,080	3,320
Univ. of Texas Permanent Univ. Fund Rev.	5.375%	8/15/2011 (Prere.)	8,290	9,230

Intermediate-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Univ. of Texas Permanent Univ. Fund Rev.	5.250%	8/15/2014	$7,590	$8,530

				1,160,599

Utah (0.5%)
Intermountain Power Agency Utah Power Supply Rev.	5.250%	7/1/2009 (1)(ETM)	5,180	5,615
Intermountain Power Agency Utah Power Supply Rev.	5.250%	7/1/2009 (1)	36,060	38,654
Intermountain Power Agency Utah Power Supply Rev. CP	2.050%	6/10/2005 (2)	6,000	5,995
Utah GO	5.000%	7/1/2012	5,000	5,529
Utah Muni. Finance Coop. Local Govt. Rev.	0.000%	3/1/2010 (4)	7,000	5,864

				61,657

Virgin Islands (0.1%)
Virgin Islands Public Finance Auth. Rev.	6.375%	10/1/2019	5,865	6,680

Virginia (0.5%)
Chesapeake Bay Bridge & Tunnel Virginia	5.400%	7/1/2005 (3)	6,090	6,120
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2008 (Prere.)	1,950	2,107
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2008 (Prere.)	1,010	1,091
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2008 (Prere.)	580	627
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2008 (Prere.)	610	659
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2010	7,740	8,332
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2011	3,990	4,295
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2012	2,390	2,573
Virginia Beach VA Refunding & Public Improvement	5.250%	8/1/2013	1,170	1,259
Virginia College Building Auth. Educ. Fac. Rev.
Public Higher Educ.	5.750%	9/1/2010 (Prere.)	4,310	4,859
Virginia College Building Auth. Educ. Fac. Rev.
Public Higher Educ.	5.750%	9/1/2011	4,085	4,575
Virginia Public School Auth. Rev.	5.400%	6/1/2005 (Prere.)	5,750	5,880
Virginia Public School Auth. Rev.	5.000%	8/1/2008	7,675	8,175
Virginia Public School Auth. Rev.	5.250%	8/1/2008	5,585	5,992

				56,544

Washington (0.7%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2015 (1)	10,000	6,446
King County WA School Dist. GO	5.500%	12/1/2007 (3)(Prere.)	5,635	5,995
Port of Seattle WA Rev.	6.000%	2/1/2015 (1)	2,370	2,724
Snohomish County WA Mukilteo School Dist.	6.500%	12/1/2011	5,825	6,785
Spokane WA Regional Solid Waste Management
System Rev.	6.500%	1/1/2008 (2)	3,500	3,796
Spokane WA Regional Solid Waste Management
System Rev.	6.500%	1/1/2009 (2)	3,000	3,330
Washington GO	6.250%	2/1/2011	6,680	7,431
Washington GO	5.500%	7/1/2011	6,755	7,436
Washington GO	5.700%	10/1/2015 (4)	10,000	11,443
Washington GO	5.000%	1/1/2028 (4)	19,295	20,260
Washington Health Care Fac. Auth. (Sisters of Providence)	6.000%	10/1/2005 (2)	4,830	4,895

				80,541

West Virginia (0.2%)
West Virginia Building Comm. Rev.	5.250%	7/1/2008 (1)	2,150	2,289
West Virginia GO	5.750%	6/1/2013	5,000	5,507
West Virginia GO	5.250%	6/1/2016 (4)	10,000	10,789
West Virginia School Building Auth. Rev.	5.300%	7/1/2009 (2)	8,000	8,523

				27,108

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Wisconsin (1.4%)
Wisconsin GO	5.200%	5/1/2006 (Prere.)	$4,150	$4,252
Wisconsin GO	5.000%	5/1/2010	14,420	15,605
Wisconsin GO	5.000%	5/1/2011	15,180	16,526
Wisconsin GO	5.250%	5/1/2011 (1)(Prere.)	5,000	5,484
Wisconsin GO	5.750%	5/1/2011 (Prere.)	20,315	23,050
Wisconsin GO	5.750%	5/1/2011 (Prere.)	20,000	22,693
Wisconsin GO	5.750%	5/1/2011 (Prere.)	18,000	20,424
Wisconsin GO	5.250%	5/1/2012	15,975	17,724
Wisconsin GO	5.250%	5/1/2013	16,810	18,749
Wisconsin GO	5.500%	5/1/2013 (1)	7,000	7,939
Wisconsin GO	5.500%	5/1/2015 (1)	15,000	17,119
Wisconsin GO	5.500%	11/1/2016 (4)	5,000	5,771

				175,336

TOTAL MUNICIPAL BONDS
(Cost $11,175,159)				11,642,243

TEMPORARY CASH INVESTMENT (5.2%)	Shares

Vanguard Municipal Cash Management Fund, 2.821%††
(Cost $639,242)			639,241,723	639,242

TOTAL INVESTMENTS (100.0%)
(Cost $11,814,401)				12,281,485

OTHER ASSETS AND LIABILITIES (0.0%)

Other Assets—Note B				337,578
Payables for Investment Securities Purchased				(297,208)
Other Liabilities				(42,568)

				(2,198)

NET ASSETS (100%)				$12,279,287

^	See Note A in Notes to Financial Statements.
*	Securities with a value of $24,415,000 have been segregated as initial margin for open futures contracts.
**	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of April 30, 2005.
†	Non-income-producing security—interest payments in default.
††	Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For key to abbreviations and other references, see the back cover.

Intermediate-Term Tax-Exempt Fund	Amount (000)

AT APRIL 30, 2005, NET ASSETS CONSISTED OF:

Paid-in Capital	$11,893,675
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(80,925)
Unrealized Appreciation (Depreciation)
Investment Securities	467,084
Futures Contracts	(547)

NET ASSETS	$12,279,287

Investor Shares—Net Assets
Applicable to 516,424,367 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$6,965,395

NET ASSET VALUE PER SHARE—INVESTOR SHARES	$13.49

Admiral Shares—Net Assets
Applicable to 393,979,829 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$5,313,892

NET ASSET VALUE PER SHARE—ADMIRAL SHARES	$13.49

See Note D in Notes to Financial Statements for the tax-basis components of net assets.

Insured Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

MUNICIPAL BONDS (100.4%)

Alabama (0.2%)
Medical Clinic Board of Montgomery AL Rev.
(Jackson Hosp.)	6.000%	3/1/2026 (2)	$5,500	$5,738

Alaska (0.3%)
Anchorage AK Electric Rev.	8.000%	12/1/2009 (1)	2,565	3,079
Anchorage AK Electric Rev.	8.000%	12/1/2010 (1)	2,960	3,644
North Slope Borough AK GO	0.000%	6/30/2010 (1)	4,000	3,325

				10,048

Arizona (3.1%)
Arizona State Univ. COP	5.375%	7/1/2013 (1)	2,905	3,235
Arizona State Univ. COP	5.375%	7/1/2014 (1)	4,340	4,833
Arizona State Univ. COP	5.375%	7/1/2015 (1)	4,905	5,402
Arizona State Univ. COP	5.375%	7/1/2016 (1)	5,345	5,887
Arizona State Univ. COP	5.375%	7/1/2017 (1)	4,460	4,906
Arizona State Univ. COP	5.375%	7/1/2018 (1)	5,520	6,065
Arizona State Univ. COP	5.375%	7/1/2019 (1)	2,285	2,511
Maricopa County AZ Rev. (Samaritan Health Service)	7.000%	12/1/2016 (1)(ETM)	8,650	10,794
Mesa AZ Util. System Rev.	5.250%	7/1/2014 (3)	10,000	11,279
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.750%	7/1/2015 (3)	5,290	5,533
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.750%	7/1/2016 (3)	5,595	5,852
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.875%	7/1/2017 (3)	5,915	6,215
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.875%	7/1/2019 (3)	6,630	6,966
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.875%	7/1/2020 (3)	6,770	7,113
Tucson AZ Water System Rev.	5.500%	7/1/2017 (3)	4,850	5,461

				92,052

Arkansas (0.3%)
North Little Rock AR Electric Rev.	6.500%	7/1/2010 (1)	3,500	3,874
North Little Rock AR Electric Rev.	6.500%	7/1/2015 (1)	4,500	5,414

				9,288

California (10.7%)
California Dept. of Water Resources Water System Rev.
(Central Valley)	5.250%	12/1/2015 (3)	14,740	16,335
California Dept. of Water Resources Water System Rev.
(Central Valley)	5.250%	12/1/2016 (3)	10,000	11,067
California Dept. of Water Resources Water System Rev.
(Central Valley)	5.250%	12/1/2017 (3)	10,050	11,115
California Dept. of Water Resources Water System Rev.
(Central Valley)	5.250%	12/1/2018 (3)	7,890	8,726
California Dept. of Water Resources Water System Rev.
(Central Valley)	5.250%	12/1/2019 (3)	5,310	5,865
California GO	5.000%	2/1/2017 (2)	2,500	2,704
California GO	5.000%	2/1/2018 (2)	3,565	3,848
California GO	5.000%	2/1/2019 (2)	1,500	1,612
California Health Fac. Finance Auth. Rev.
(Pomona Valley Hosp.)	5.750%	7/1/2015 (1)	8,205	8,831
California Infrastructure & Econ. Dev. Bank Rev.
(Workers' Compensation)	5.250%	10/1/2014 (2)	25,815	28,856
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	12/1/2017 (1)	13,835	15,054

Insured Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

California State Econ. Recovery Bonds	5.250%	7/1/2014 (3)	$23,680	$26,708
California State Univ. Rev. Systemwide	5.000%	11/1/2034 (4)	5,660	5,936
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2038 (2)	26,020	26,592
Los Angeles CA USD GO	5.250%	7/1/2019 (4)	9,000	9,949
Los Angeles CA USD GO	5.250%	7/1/2020 (4)	9,000	9,949
Modesto CA Irrigation Dist. Finance Auth. Rev.
(Woodland Project)	6.500%	10/1/2022 (2)(ETM)	20,225	26,107
MSR California Public Power Agency Rev.
(San Juan Project)	6.125%	7/1/2013 (2)	9,000	10,397
MSR California Public Power Agency Rev.
(San Juan Project)	6.750%	7/1/2020 (1)(ETM)	12,360	15,064
Palo Alto CA USD GO	5.000%	8/1/2020 (4)	9,045	9,815
Palo Alto CA USD GO	5.000%	8/1/2021 (4)	9,110	9,854
Sacramento CA Muni. Util. Dist. Rev.	6.500%	9/1/2013 (1)	8,895	10,529
San Diego CA USD GO	5.500%	7/1/2022 (1)	9,160	10,779
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/2032 (1)	70,150	18,273
Santa Clara CA Redev. Agency (Bayshore North)	7.000%	7/1/2010 (2)	2,000	2,246
Santa Rosa CA Waste Water Rev.	6.000%	9/1/2015 (3)	5,000	5,841
Ukiah CA Electric Rev.	6.250%	6/1/2018 (1)	6,330	7,578

				319,630

Colorado (5.2%)
Colorado Springs CO Util. System Rev.	5.375%	11/15/2016 (2)	12,790	14,180
Colorado Springs CO Util. System Rev.	5.375%	11/15/2017 (2)	13,490	14,937
Colorado Springs CO Util. System Rev.	5.375%	11/15/2018 (2)	10,000	11,059
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2008 (1)	14,355	12,872
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2015 (1)	5,795	3,721
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2019 (1)	8,000	4,138
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2024 (1)	19,225	7,544
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2025 (1)	4,900	1,814
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2029 (1)	23,500	6,961
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2030 (1)	20,000	5,626
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2032 (1)	41,000	10,364
E-470 Public Highway Auth. Colorado Rev.	5.750%	9/1/2035 (1)	9,750	10,911
Northern Colorado Water Conservation Dist. Rev.	6.500%	12/1/2012 (2)	20,575	22,104
Northwest Parkway Public Highway Auth.
Colorado Convertible Capital Appreciation	0.000%	6/15/2018 (4)	5,960	4,933
Northwest Parkway Public Highway Auth.
Colorado Convertible Capital Appreciation	0.000%	6/15/2021 (2)	15,000	12,291
Northwest Parkway Public Highway Auth.
Colorado Convertible Capital Appreciation	0.000%	6/15/2025 (4)	16,000	12,963

				156,418

Connecticut (0.4%)
Connecticut GO	5.125%	11/15/2016	10,000	10,867

District of Columbia (0.5%)
Metro. Washington Airports Auth. Airport System Rev.	5.625%	10/1/2013 (3)	4,050	4,481
Metro. Washington Airports Auth. Airport System Rev.	5.750%	10/1/2014 (3)	5,270	5,861
Metro. Washington Airports Auth. Airport System Rev.	5.750%	10/1/2015 (3)	5,585	6,192

				16,534

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Florida (5.4%)
Davie FL Water & Sewer Rev.	6.375%	10/1/2012 (2)	$2,620	$3,032
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)	5.250%	10/1/2017 (1)	3,250	3,480
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)	5.000%	10/1/2018 (1)	7,855	8,366
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)	5.250%	10/1/2018 (1)	3,420	3,655
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)	5.000%	10/1/2019 (1)	6,390	6,787
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)	5.250%	10/1/2019 (1)	3,595	3,834
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)	5.250%	10/1/2021 (1)	3,985	4,236
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)	5.250%	10/1/2022 (1)	2,195	2,328
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)	5.250%	10/1/2023 (1)	2,185	2,315
Hillsborough County FL School Board COP	5.250%	7/1/2016 (1)	13,300	14,951
Miami-Dade County FL School Board COP	6.000%	10/1/2009 (4)(Prere.)	5,765	6,463
Orange County FL Health Fac. Auth. Rev.
(Adventist Sunbelt Group)	6.250%	11/15/2010 (2)	4,000	4,151
Orlando & Orange County FL Expressway Auth.	8.250%	7/1/2013 (3)	9,695	12,898
Orlando & Orange County FL Expressway Auth. VRDO	3.000%	5/9/2005 (4)	900	900
Palm Beach County FL Criminal Justice Fac. Rev.	7.200%	6/1/2015 (3)	4,000	5,159
Sarasota County FL Public Hosp. Rev.
(Sarasota Memorial Hosp.)	5.750%	10/1/2017 (1)	14,500	15,583
Tampa Bay FL Water Util. System Rev.	5.500%	10/1/2022 (3)	23,530	27,602
Tampa FL Util. Rev.	6.750%	10/1/2010 (2)	9,330	10,956
Tampa FL Util. Rev.	6.750%	10/1/2011 (2)	9,965	11,917
Tampa FL Util. Rev.	6.750%	10/1/2012 (2)	10,635	12,912

				161,525

Georgia (3.7%)
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/2015 (3)	8,500	9,734
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/2016 (3)	7,000	8,101
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/2017 (3)	8,000	9,300
Dalton County GA Dev. Auth.
(Hamilton Health Care System)	5.500%	8/15/2026 (1)	12,000	13,885
Fulton DeKalb GA Hosp. Auth.	5.250%	1/1/2014 (4)	15,805	17,595
George L. Smith Georgia World Congress Center Auth.
Rev. (Domed Stadium)	5.700%	7/1/2013 (1)	5,000	5,489
George L. Smith Georgia World Congress Center Auth.
Rev. (Domed Stadium)	5.750%	7/1/2014 (1)	5,000	5,497
George L. Smith Georgia World Congress Center Auth.
Rev. (Domed Stadium)	5.750%	7/1/2015 (1)	3,680	4,024
George L. Smith Georgia World Congress Center Auth.
Rev. (Domed Stadium)	5.500%	7/1/2020 (1)	24,740	26,707
Henry County GA School Dist. GO	6.450%	8/1/2011 (1)	4,000	4,521
Private Colleges & Univ. Fac. Auth. of Georgia Rev.
(Mercer Univ.)	6.500%	11/1/2015 (1)(ETM)	5,000	6,053

				110,906

Insured Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Hawaii (3.3%)
Hawaii Airport System Rev.	5.750%	7/1/2016 (3)	$16,245	$17,832
Hawaii Airport System Rev.	5.750%	7/1/2017 (3)	12,175	13,364
Hawaii Dept. of Budget & Finance (Hawaii Electric Co. Inc.)	4.950%	4/1/2012 (1)	15,000	16,197
Hawaii Dept. of Budget & Finance (Hawaii Electric Co. Inc.)	5.650%	10/1/2027 (1)	9,750	10,650
Hawaii GO	5.875%	9/1/2009 (4)(Prere.)	5,110	5,737
Hawaii Highway Rev.	5.250%	7/1/2006 (Prere.)	1,150	1,206
Honolulu HI City & County GO	8.000%	10/1/2010 (ETM)	2,305	2,847
Univ. of Hawaii Univ. System Rev.	5.500%	7/15/2018 (3)	4,615	5,136
Univ. of Hawaii Univ. System Rev.	5.500%	7/15/2019 (3)	2,330	2,593
Univ. of Hawaii Univ. System Rev.	5.500%	7/15/2029 (3)	21,000	23,162

				98,724

Illinois (7.9%)
Chicago IL Board of Educ. GO	5.500%	12/1/2010 (3)(Prere.)	7,000	7,818
Chicago IL Board of Educ. VRDO	3.030%	5/2/2005 (4)	5,300	5,300
Chicago IL GO	0.000%	1/1/2020 (1)	5,000	4,159
Chicago IL GO	0.000%	1/1/2022 (1)	5,000	4,126
Chicago IL GO	0.000%	1/1/2024 (1)	9,490	7,761
Chicago IL GO	0.000%	1/1/2025 (1)	5,000	4,074
Chicago IL GO	0.000%	1/1/2028 (1)	10,805	8,755
Chicago IL GO	5.500%	1/1/2038 (1)	24,845	27,088
Chicago IL Midway Airport Rev.	5.500%	1/1/2014 (4)	6,410	6,934
Chicago IL Midway Airport Rev.	5.500%	1/1/2015 (4)	4,760	5,141
Chicago IL Midway Airport Rev.	5.500%	1/1/2016 (4)	7,135	7,690
Chicago IL Midway Airport Rev.	5.500%	1/1/2017 (4)	7,525	8,103
Chicago IL Midway Airport Rev.	5.500%	1/1/2018 (4)	7,940	8,533
Chicago IL Neighborhoods Alive GO	5.500%	1/1/2036 (3)	4,950	5,357
Chicago IL Neighborhoods Alive GO	5.750%	1/1/2040 (3)	6,250	6,890
Chicago IL Public Building Comm. GO	7.000%	1/1/2020 (1)(ETM)*	21,500	27,911
Chicago IL Water Rev.	5.750%	11/1/2030 (2)	12,000	14,637
Cook County IL GO	7.250%	11/1/2007 (1)(ETM)	6,000	6,348
Illinois Regional Transp. Auth.
(Cook, DuPage, and Kane Counties) GO	7.200%	11/1/2020 (2)	24,000	30,751
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	0.000%	12/15/2025 (1)	40,600	14,957
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	0.000%	12/15/2035 (1)	40,000	8,840
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	0.000%	12/15/2037 (1)	12,020	2,392
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	0.000%	6/15/2038 (1)	60,930	11,828

				235,393

Indiana (0.5%)
Indiana Muni. Power Agency Rev.	6.125%	1/1/2013 (1)(ETM)	13,250	14,931

Kansas (0.8%)
Burlington KS PCR (Kansas Gas & Electric Co.) PUT	2.650%	6/1/2006 (1)	15,000	14,962
Kansas Health System Dev. Auth. (St. Luke Mission)	5.375%	11/15/2006 (1)(Prere.)	6,300	6,665
Kansas Health System Dev. Auth. (St. Luke Mission)	5.375%	11/15/2016 (1)	3,000	3,161

				24,788

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Kentucky (3.1%)
Jefferson County KY Health Fac. Rev.
(Jewish Hosp. Health)	5.750%	1/1/2026 (2)	$3,000	$3,168
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev.
(Baptist Healthcare) VRDO	3.000%	5/9/2005 (1)	15,000	15,000
Louisville & Jefferson County KY Metro. Sewer Dist.	6.000%	5/15/2031 (3)	51,960	57,863
Louisville & Jefferson County KY Metro. Sewer Dist.	5.750%	5/15/2033 (3)	2,335	2,577
Louisville & Jefferson County KY Regional Airport Auth.
Airport System Rev.	5.500%	7/1/2011 (4)	3,355	3,695
Louisville & Jefferson County KY Regional Airport Auth.
Airport System Rev.	5.500%	7/1/2013 (4)	2,600	2,889
Louisville & Jefferson County KY Regional Airport Auth.
Airport System Rev.	5.500%	7/1/2015 (4)	3,675	4,029
Louisville & Jefferson County KY Regional Airport Auth.
Airport System Rev.	5.500%	7/1/2017 (4)	2,430	2,668

				91,889

Louisiana (1.6%)
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/2023 (3)**	8,065	8,617
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/2026 (3)**	8,000	8,451
New Orleans LA GO	0.000%	9/1/2010 (2)	8,500	7,033
New Orleans LA GO	0.000%	9/1/2011 (2)	10,475	8,281
New Orleans LA GO	0.000%	9/1/2013 (2)	9,000	6,430
Ouachita Parish LA Hosp. Service
(Glenwood Medical Center)	5.700%	5/15/2016 (4)	4,900	5,379
Ouachita Parish LA Hosp. Service
(Glenwood Medical Center)	5.750%	5/15/2021 (4)	2,950	3,222

				47,413

Maryland (1.9%)
Maryland Econ. Dev. Corp. Rev. VRDO	3.120%	5/2/2005 (2)	5,645	5,645
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Medlantic/Helix)	5.250%	8/15/2038 (4)	30,000	34,260
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	7.000%	7/1/2022 (3)	12,025	15,921

				55,826

Massachusetts (6.3%)
Massachusetts College Building Auth. Rev.	0.000%	5/1/2017 (1)(ETM)	7,460	4,450
Massachusetts GO	7.000%	7/1/2009 (3)(ETM)	22,250	24,782
Massachusetts GO	5.500%	11/1/2012 (Prere.)	14,155	15,983
Massachusetts GO	5.500%	11/1/2012 (Prere.)	19,275	21,764
Massachusetts GO	5.500%	10/1/2020 (1)	7,500	8,747
Massachusetts GO	5.250%	8/1/2022	6,775	7,659
Massachusetts GO	5.500%	12/1/2022 (4)	25,580	29,965
Massachusetts GO	5.500%	12/1/2022 (2)	11,665	13,665
Massachusetts GO	5.500%	12/1/2024 (2)	10,000	11,738
Massachusetts Health & Educ. Fac. Auth. Rev.
(Massachusetts General Hosp.)	6.250%	7/1/2012 (2)	19,150	21,330
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.	5.250%	7/1/2014 (1)	11,135	12,317
Massachusetts Special Obligation Dedicated Tax Rev.	5.750%	1/1/2032 (3)	10,000	11,295
Massachusetts Water Resources Auth. Rev. VRDO	2.990%	5/9/2005 (2)	1,000	1,000

Insured Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Massachusetts Water Resources Auth. Rev. VRDO	2.990%	5/9/2005 (3)	$4,400	$4,400

				189,095

Michigan (3.7%)
Detroit MI Sewer System Rev.	5.450%	7/1/2007 (3)(ETM)	6,850	7,172
Detroit MI Sewer System Rev.	5.750%	1/1/2010 (3)(Prere.)	5,000	5,613
Detroit MI Water Supply System	5.500%	7/1/2033 (3)	22,000	24,163
Detroit MI Water Supply System VRDO	3.000%	5/9/2005 (3)	4,235	4,235
Detroit MI Water Supply System VRDO	3.000%	5/9/2005 (1)	17,000	17,000
Michigan Strategic Fund (Detroit Edison)	7.000%	7/15/2008 (1)	18,375	20,589
Monroe County MI Econ. Dev. Corp. (Detroit Edison)	6.950%	9/1/2022 (3)	25,000	33,198

				111,970

Minnesota (1.8%)
Minneapolis MN Health Care System
(Fairview Health Services)	5.000%	11/15/2030 (2)**	9,000	9,451
St. Cloud MN Health Care Rev.
(St. Cloud Hosp. Obligation Group)	5.750%	5/1/2026 (4)	37,665	41,477
St. Cloud MN Health Care Rev.
(St. Cloud Hosp. Obligation Group)	5.875%	5/1/2030 (4)	2,500	2,765

				53,693

Missouri (0.2%)
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
(Lester Cox Medical Center)	5.250%	6/1/2015 (1)	5,000	5,516

Nebraska (0.5%)
Nebraska Public Power Dist. Rev.	0.000%	1/1/2008 (1)	15,000	13,824

Nevada (0.2%)
Clark County NV GO	6.500%	6/1/2017 (2)	5,000	6,189

New Jersey (9.9%)
Atlantic County NJ Public Fac. COP	7.400%	3/1/2012 (3)	4,335	5,361
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev.	6.250%	8/1/2014 (1)	10,185	12,272
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev.	6.250%	8/1/2015 (1)	10,820	13,122
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	12/15/2020 (2)	25,000	28,417
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	7/1/2015 (1)	5,750	6,157
New Jersey Health Care Fac. Financing Auth. Rev.
(Virtua Health)	5.250%	7/1/2014 (4)	10,685	11,460
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/2013 (1)	18,795	21,687
New Jersey Transit Corp. Capital GAN	5.500%	2/1/2010 (2)	64,260	64,403
New Jersey Transit Corp. Capital GAN	5.500%	2/1/2011 (2)	14,435	14,467
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/2021 (1)	34,000	39,517
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/2022 (2)	13,500	15,288
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/2023 (2)	6,000	6,791
New Jersey Turnpike Auth. Rev.	6.500%	1/1/2013 (1)(ETM)	30,000	36,255
New Jersey Turnpike Auth. Rev.	6.500%	1/1/2016 (1)(ETM)	3,940	4,729
New Jersey Turnpike Auth. Rev.	6.500%	1/1/2016 (1)	1,060	1,283
New Jersey Turnpike Auth. Rev.	0.000%	1/1/2035 (2)	23,500	14,917

				296,126

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

New Mexico (0.2%)
Albuquerque NM Hosp. System Rev. (Presbyterian Health)	6.375%	8/1/2007 (1)	$5	$5
Farmington NM Util. System Rev.	5.750%	5/15/2013 (3)(ETM)	1,500	1,504
New Mexico Highway Comm. Tax Rev.	6.000%	6/15/2010 (Prere.)	3,000	3,405

				4,914

New York (6.5%)
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/2013 (4)	11,000	8,149
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)	6.000%	4/1/2020 (1)(ETM)	18,000	21,747
Metro. New York Transp. Auth. Rev. VRDO	2.980%	5/9/2005 (4)	700	700
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.375%	6/15/2016 (4)	31,265	34,580
New York State Dormitory Auth. Rev.	5.500%	3/15/2018 (2)	5,000	5,798
New York State Dormitory Auth. Rev.	5.500%	3/15/2021 (2)	9,435	11,025
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/2018 (3)	9,740	11,322
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	5/15/2022 (3)	6,730	7,886
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	5/15/2023 (3)	5,490	6,440
New York State Housing Finance Agency Rev.
(Nursing Home & Health Care)	4.700%	11/1/2008 (1)	6,320	6,663
New York State Housing Finance Agency Rev.
(Nursing Home & Health Care)	4.800%	11/1/2009 (1)	12,205	12,959
New York State Housing Finance Agency Rev.
(Nursing Home & Health Care)	4.900%	11/1/2010 (1)	4,055	4,304
New York State Thruway Auth. Rev. TOB VRDO	3.020%	5/9/2005 (2)†	21,010	21,010
New York State Urban Dev. Corp. Rev.
(Personal Income Tax) GO	5.500%	3/15/2024 (1)	10,000	11,697
Suffolk County NY Water Auth. Rev.	5.750%	6/1/2013 (2)(ETM)	7,345	8,229
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	1/1/2022 (Prere.)	12,325	14,040
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	1/1/2022 (Prere.)	7,000	8,137

				194,686

North Carolina (0.5%)
North Carolina Medical Care Rev. (Wake County Hosp.)	5.250%	10/1/2017 (1)	13,750	14,631

Ohio (1.1%)
Cuyahoga County OH Hosp. Refunding &
Improvement Rev. (Univ. Hosp.)	5.625%	1/15/2021 (1)	11,480	11,903
Franklin County OH Convention Center Rev.	0.000%	12/1/2006 (1)	4,355	4,161
Ohio Common Schools PUT	2.450%	9/14/2007	10,400	10,272
Ohio GO	7.625%	8/1/2009	4,345	5,114

				31,450

Oregon (1.1%)
Oregon State Dept. Administrative Services	6.000%	5/1/2010 (2)(Prere.)	6,190	7,083
Oregon State Dept. Administrative Services	6.000%	5/1/2010 (2)(Prere.)	6,565	7,512
Oregon State Dept. Administrative Services	6.000%	5/1/2010 (2)(Prere.)	3,175	3,633
Portland OR Sewer System Rev.	5.500%	6/1/2006 (1)(Prere.)	14,250	14,673

				32,901

Pennsylvania (5.0%)
Allegheny County PA Airport Rev.
(Pittsburgh International Airport)	5.750%	1/1/2013 (1)	4,000	4,439

Insured Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Dauphin County PA General Auth. Health System Rev.
(Pinnacle Health)	5.500%	8/15/2028 (1)	$9,415	$10,824
Pennsylvania Convention Center Auth. Rev.	6.700%	9/1/2016 (3)(ETM)	9,970	12,102
Pennsylvania Convention Center Auth. Rev.	6.000%	9/1/2019 (3)(ETM)	10,000	12,033
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev.
(Allegheny/Delaware Valley Obligated Group)	5.875%	11/15/2016 (1)	10,000	10,550
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev.
(Allegheny/Delaware Valley Obligated Group)	5.875%	11/15/2016 (1)	10,000	10,550
Pennsylvania Higher Educ. Fac. Auth. Rev.
(State System of Higher Educ.)	5.500%	7/1/2015 (2)	20,805	23,123
Pennsylvania Higher Educ. Fac. Auth. Rev.
(State System of Higher Educ.)	5.000%	8/15/2015 (3)	7,500	8,240
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/2010 (3)	15,000	17,588
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/2011 (3)	16,500	19,709
Pittsburgh PA Water & Sewer Auth. Rev.	7.250%	9/1/2014 (3)(ETM)	5,000	5,890
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital Asset
Financial Program) VRDO	2.930%	5/9/2005 (2)	4,600	4,600
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital Asset
Financial Program) VRDO	2.930%	5/9/2005 (2)	9,100	9,100
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital Asset
Financial Program) VRDO	2.960%	5/9/2005 (2)	700	700

				149,448

Puerto Rico (2.0%)
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/2021 (1)	5,000	5,765
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/2022 (1)	2,930	3,378
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/2025 (10)	5,000	5,349
Puerto Rico Public Finance Corp. PUT	5.250%	2/1/2012 (2)LOC	40,000	44,367

				58,859

South Carolina (1.2%)
South Carolina Public Service Auth. Rev.	5.000%	1/1/2020 (1)**	4,500	4,818
South Carolina Public Service Auth. Rev.	5.000%	1/1/2021 (1)**	12,000	12,794
South Carolina Transp. Infrastructure Rev.	2.550%	5/5/2005 (10)	18,050	18,050

				35,662

South Dakota (0.4%)
South Dakota Health & Educ. Fac. Auth. Rev.
(McKennan Hosp.)	7.625%	1/1/2008 (1)(Prere.)	10,065	11,075

Tennessee (1.1%)
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/2011 (3)(Prere.)	12,115	13,645
Metro. Govt. of Nashville & Davidson County TN Health
& Educ. Fac. Board Rev. (Meharry Medical College)	6.000%	12/1/2012 (2)	3,405	3,950
Shelby County TN GO	5.250%	4/1/2010 (Prere.)	12,750	14,004
Tennessee Health, Educ. & Housing Fac.
(Methodist Health System)	5.500%	8/1/2012 (1)	815	836
Tennessee Health, Educ. & Housing Fac.
(Methodist Health System)	5.500%	8/1/2012 (1)	1,685	1,868

				34,303

Insured Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Texas (7.6%)
Dallas-Fort Worth TX International Airport Rev.	5.750%	11/1/2015 (3)	$10,000	$11,024
Harris County TX GO	0.000%	10/1/2015 (1)	17,545	11,227
Harris County TX Health Fac. Dev. Corp. Rev.
(Texas Medical Center) VRDO	3.050%	5/2/2005 (1)	19,105	19,105
Harris County TX Hosp. Dist. Rev.	6.000%	2/15/2013 (1)	12,910	14,417
Houston TX GO	5.375%	3/1/2011 (4)(Prere.)	6,485	7,168
Houston TX GO	5.375%	3/1/2013 (4)	6,500	7,137
Houston TX GO	5.500%	3/1/2015 (4)	8,440	9,303
Houston TX GO	5.375%	3/1/2016 (4)	4,210	4,606
Houston TX GO	5.500%	3/1/2016 (4)	5,235	5,770
Houston TX Water & Sewer System Rev.	5.500%	12/1/2016 (4)	7,000	7,784
Houston TX Water Conveyance System COP	6.800%	12/15/2010 (2)	5,490	6,411
Lower Colorado River Auth. Texas Rev.	5.625%	1/1/2015 (4)(Prere.)	3,055	3,535
Northeast Texas Hosp. Auth. (Northeast Medical Center)	6.000%	5/15/2009 (4)	3,945	4,356
Northeast Texas Hosp. Auth. (Northeast Medical Center)	6.000%	5/15/2010 (4)	2,000	2,242
Northeast Texas Hosp. Auth. (Northeast Medical Center)	5.625%	5/15/2017 (4)	7,425	7,907
Northeast Texas Hosp. Auth. (Northeast Medical Center)	5.625%	5/15/2022 (4)	7,110	7,533
Texas Muni. Power Agency Rev.	0.000%	9/1/2014 (1)(ETM)	750	513
Texas Muni. Power Agency Rev.	0.000%	9/1/2014 (1)	34,250	23,155
Texas Muni. Power Agency Rev.	0.000%	9/1/2015 (1)	16,665	10,713
Texas Muni. Power Agency Rev.	0.000%	9/1/2015 (1)(ETM)	335	218
Texas Muni. Power Agency Rev.	0.000%	9/1/2016 (1)(ETM)	275	170
Texas Muni. Power Agency Rev.	0.000%	9/1/2016 (1)	13,375	8,156
Texas Muni. Power Agency Rev.	0.000%	9/1/2017 (1)	19,600	11,318
Texas Muni. Power Agency Rev.	0.000%	9/1/2017 (1)(ETM)	400	234
Texas Turnpike Auth. Dallas Northway Rev.
(President George Bush Turnpike)	0.000%	1/1/2010 (2)(ETM)	6,000	5,107
Texas Water Dev. Board GO	5.750%	8/1/2026	5,595	6,197
Texas Water Dev. Board GO	5.750%	8/1/2032	10,380	11,497
Texas Water Dev. Board Rev.	5.500%	7/15/2021	9,825	10,556
Texas Water Finance Assistance GO	5.500%	8/1/2024	7,850	8,446

				225,805

Washington (1.3%)
Chelan County WA Public Util. Chelan Hydro
Consolidated System Rev.	6.050%	7/1/2032 (1)	19,440	22,044
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2009 (1)	10,950	9,509
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2015 (1)	12,585	8,113

				39,666

West Virginia (0.9%)
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/2011 (1)(ETM)	7,325	8,809
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/2012 (1)(ETM)	7,840	9,606
West Virginia Hosp. Finance Auth. Rev.
(Charleston Medical Center)	5.750%	9/1/2013 (1)	8,000	8,234

				26,649

TOTAL MUNICIPAL BONDS
(Cost $2,762,064)	2,998,432

Insured Long-Term Tax-Exempt Fund	Market Value^ (000)

OTHER ASSETS AND LIABILITIES (-0.4%)

Other Assets—Note B	$40,994
Liabilities	(53,239)

(12,245)

NET ASSETS (100%)	$2,986,187

^	See Note A in Notes to Financial Statements.
*	Securities with a value of $6,491,000 have been segregated as initial margin for open futures contracts.
**	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of April 30, 2005.
†	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, the value of this security represented 0.7% of net assets.
For key to abbreviations and other references, see the back cover.

AT APRIL 30, 2005, NET ASSETS CONSISTED OF:

Amount (000)

Paid-in Capital	$2,775,765
Undistributed Net Investment Income	—
Overdistributed Net Realized Gains	(25,296)
Unrealized Appreciation (Depreciation)
Investment Securities	236,368
Futures Contracts	(650)

NET ASSETS	$2,986,187

Investor Shares—Net Assets
Applicable to 146,720,574 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$1,875,409

NET ASSET VALUE PER SHARE—INVESTOR SHARES	$12.78

Admiral Shares—Net Assets
Applicable to 86,900,676 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$1,110,778

NET ASSET VALUE PER SHARE—ADMIRAL SHARES	$12.78

See Note D in Notes to Financial Statements for the tax-basis components of net assets.

Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

MUNICIPAL BONDS (95.5%)

Arizona (1.3%)
Arizona School Fac. Board Rev.
(State School Improvement)	5.500%	7/1/2017	$9,610	$10,696
Arizona Transp. Board Highway Rev.	5.000%	7/1/2024	5,000	5,329
Scottsdale AZ IDA (Memorial Hosp.)	6.000%	9/1/2012 (2)	4,000	4,318
Scottsdale AZ IDA (Memorial Hosp.)	6.125%	9/1/2017 (2)	4,700	5,093

				25,436

California (10.6%)
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/2030 (2)	5,000	1,400
Anaheim CA Public Finance Auth. Lease Rev.	6.000%	9/1/2014 (4)	2,500	2,954
California Dept. of Veteran Affairs Rev.	5.450%	12/1/2019 (2)	1,505	1,518
California GO	6.250%	9/1/2012	5,000	5,717
California GO	5.250%	11/1/2021	2,000	2,169
California GO	5.125%	11/1/2023	3,000	3,188
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	6.250%	12/1/2034	5,000	5,434
California Public Works Board Lease Rev.
(Community College)	5.625%	3/1/2016 (2)	11,370	11,859
California State Dept. of Water Resources
Power Supply Rev.	6.000%	5/1/2013	5,000	5,773
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/2015 (2)	6,000	6,747
California State Dept. of Water Resources
Power Supply Rev.	6.000%	5/1/2015	2,500	2,876
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/2016 (2)	10,000	11,245
California State Dept. of Water Resources
Power Supply Rev.	5.375%	5/1/2018 (2)	5,000	5,548
California State Econ. Recovery Bonds	5.000%	7/1/2015	15,200	16,650
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	5.100%	5/17/2010	10,000	10,466
Foothill/Eastern Corridor Agency California Toll Road Rev.	0.000%	1/1/2028 (ETM)	24,000	8,206
Los Angeles CA Harbor Dept. Rev.	5.500%	8/1/2015 (2)	4,670	5,102
Los Angeles County CA Public Works Financing Auth. Rev.	5.500%	10/1/2007 (Prere.)	3,220	3,455
Los Angeles County CA Public Works Financing Auth. Rev.	5.500%	10/1/2007 (Prere.)	4,345	4,663
Los Angeles County CA Public Works Financing Auth. Rev.	5.500%	10/1/2011	1,780	1,897
Los Angeles County CA Public Works Financing Auth. Rev.	5.500%	10/1/2012	2,405	2,563
San Bernardino County CA Medical Center COP	5.500%	8/1/2024 (1)	11,295	11,543
San Bernardino County CA Medical Center COP	6.875%	8/1/2024 (ETM)	18,000	23,608
San Diego CA USD GO	0.000%	7/1/2013 (3)	7,160	5,197
San Diego CA USD GO	5.500%	7/1/2027 (4)	20,000	23,630
San Francisco CA City & County International Airport Rev.	5.500%	5/1/2017 (1)	6,570	7,106
San Francisco CA City & County International Airport Rev.	5.500%	5/1/2018 (1)	6,945	7,512
Southern California Public Power Auth. Rev.
(Transmission Project)	0.000%	7/1/2014	8,500	5,764
Univ. of California Rev.	5.000%	5/15/2033 (2)	5,000	5,229

				209,019

Colorado (3.5%)
Colorado Dept. of Transp. Rev.	6.000%	6/15/2010 (2)(Prere.)	20,000	22,783
Colorado Dept. of Transp. Rev.	5.500%	6/15/2011 (1)(Prere.)	6,000	6,782

Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Denver CO City & County Airport Rev.	5.500%	11/15/2016 (3)	$10,000	$10,836
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2013 (1)	10,000	7,133
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2016 (1)	10,185	6,190
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2019 (1)	5,000	2,587
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2020 (1)	15,165	7,436
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2025 (1)	9,700	3,591
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2030 (1)	10,000	2,813

				70,151

Connecticut (0.5%)
Connecticut Dev. Auth. PCR (Connecticut Power & Light)	5.950%	9/1/2028	3,700	3,926
Connecticut GO	5.000%	12/1/2017 (1)	6,035	6,582

				10,508

District of Columbia (0.2%)
District of Columbia GO	6.750%	6/1/2005 (1)	40	40
District of Columbia GO	6.000%	6/1/2011 (1)(ETM)	3,085	3,545

				3,585

Florida (2.5%)
Orange County FL School Board COP	5.375%	8/1/2017 (1)	5,000	5,299
Orlando & Orange County FL Expressway Auth. VRDO	3.000%	5/9/2005 (4)	14,900	14,900
Sunrise FL Util. System Rev.	5.500%	10/1/2018 (2)	12,000	13,817
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	3.000%	5/9/2005 (2)	4,600	4,600
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	3.040%	5/9/2005 (2)	5,100	5,100
Tallahassee FL Health Fac. Rev.
(Tallahassee Memorial Healthcare, Inc.)	6.375%	12/1/2030	6,000	6,404

				50,120

Georgia (4.9%)
Atlanta GA Airport Fac. Rev.	6.250%	1/1/2013 (3)	8,000	8,942
Atlanta GA Airport Fac. Rev.	5.875%	1/1/2015 (3)	7,750	8,656
Atlanta GA Airport Fac. Rev.	5.875%	1/1/2017 (3)	7,500	8,370
Atlanta GA Airport Passenger Charge Rev.	5.000%	1/1/2034 (4)	9,500	9,906
Atlanta GA Water & Wastewater Rev.	5.500%	11/1/2022 (3)	10,000	11,723
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/2025 (4)	8,350	10,169
College Park GA IDA Lease Rev. (Civic Center)	7.000%	9/1/2010 (ETM)	11,500	12,881
Fulton County GA COP	6.000%	11/1/2015 (2)	4,815	5,481
Georgia Muni. Electric Power Auth. Rev.	6.375%	1/1/2016 (1)	5,000	6,089
Metro. Atlanta GA Rapid Transp. Auth.
Georgia Sales Tax Rev.	6.250%	7/1/2018	12,170	14,625

				96,842

Hawaii (2.3%)
Hawaii Airport System Rev.	5.750%	7/1/2016 (3)	5,000	5,488
Hawaii Airport System Rev.	5.750%	7/1/2017 (3)	5,000	5,488
Hawaii Dept. of Budget & Finance (Hawaii Electric Co. Inc.)	5.750%	12/1/2018 (2)	12,470	13,585
Hawaii GO	5.875%	10/1/2010 (1)(Prere.)	2,860	3,241
Hawaii GO	5.875%	10/1/2010 (1)(Prere.)	3,220	3,649
Univ. of Hawaii Univ. System Rev.	5.500%	7/15/2029 (3)	12,980	14,317

				45,768

Illinois (6.1%)
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/2016 (3)	8,500	5,317
Chicago IL Board of Educ. GO	0.000%	12/1/2013 (2)	5,000	3,517
Chicago IL Board of Educ. GO	0.000%	12/1/2014 (2)	5,000	3,330
Chicago IL Metro. Water Reclamation Dist. GO	7.000%	1/1/2011 (ETM)	20,000	23,193

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Chicago IL Neighborhoods Alive GO	5.500%	1/1/2036 (3)	$6,400	$6,926
Chicago IL Neighborhoods Alive GO	5.750%	1/1/2040 (3)	16,690	18,399
Chicago IL Public Building Comm. GO	7.000%	1/1/2020 (1)(ETM)	6,000	7,789
Chicago IL Skyway Toll Bridge Series 2000	5.500%	1/1/2011 (2)(Prere.)	8,750	9,849
Chicago IL Water Rev. VRDO	2.940%	5/9/2005 LOC	8,040	8,040
Illinois Sales Tax Rev.	6.125%	6/15/2010 (Prere.)	4,500	5,134
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	6.750%	6/1/2010 (1)	6,000	6,787
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	0.000%	12/15/2014 (1)	16,100	10,771
Univ. of Illinois Univ. Rev. Auxiliary Fac.	0.000%	4/1/2012 (1)	5,795	4,429
Will County IL Community School Dist.	0.000%	11/1/2013 (4)	10,000	7,063

				120,544

Indiana (1.0%)
Indiana Office Building Comm. Rev. (Capitol Complex)	6.900%	7/1/2011	16,875	19,093

Kansas (0.3%)
Wyandotte County Kansas City KS
Unified Govt. Utility System Rev.	5.000%	9/1/2032 (4)	5,000	5,259

Kentucky (1.4%)
Kentucky Property & Building Comm. Rev.	5.750%	10/1/2010 (Prere.)	6,405	7,222
Kentucky Property & Building Comm. Rev.	5.375%	8/1/2011 (4)(Prere.)	8,050	8,998
Kentucky Property & Building Comm. Rev.	5.375%	8/1/2016 (4)	5,820	6,400
Louisville & Jefferson County KY Metro. Sewer Dist.	5.750%	5/15/2033 (3)	5,000	5,518

				28,138

Louisiana (2.0%)
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/2024 (3)†	6,880	7,324
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/2025 (3)†	5,000	5,306
Louisiana GO	5.750%	11/15/2010 (3)(Prere.)	9,855	11,125
Louisiana GO	5.500%	5/15/2014 (3)	6,180	6,870
Louisiana State Gas and Fuels Tax Rev.	5.375%	6/1/2018 (2)	5,000	5,502
New Orleans LA GO	0.000%	9/1/2016 (2)	5,785	3,528

				39,655

Maryland (1.5%)
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Medlantic/Helix)	5.250%	8/15/2038 (2)	13,475	15,388
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Medlantic/Helix)	5.250%	8/15/2038 (4)	6,100	6,966
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	6.750%	7/1/2030	7,500	8,411

				30,765

Massachusetts (5.9%)
Massachusetts Bay Transp. Auth. Rev.	7.000%	3/1/2021	15,000	19,085
Massachusetts Dev. Finance Agency Rev.
(Smith College) VRDO	2.900%	5/9/2005	4,695	4,695
Massachusetts GO	5.375%	10/1/2010 (Prere.)	10,000	10,991
Massachusetts GO	5.500%	11/1/2017 (4)	13,250	15,276
Massachusetts GO	5.250%	8/1/2022	5,000	5,653
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	5.700%	7/1/2015	9,205	9,547

Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Massachusetts Port Auth. Rev.	5.000%	7/1/2018	$3,500	$3,692
Massachusetts Special Obligation Dedicated Tax Rev.	5.250%	1/1/2020 (3)	7,295	7,985
Massachusetts Water Resources Auth. Rev.	6.500%	7/15/2019 *	32,000	39,057

				115,981

Michigan (4.0%)
Detroit MI Sewer System Rev.	5.750%	1/1/2010 (3)(Prere.)	5,000	5,613
Detroit MI Sewer System Rev.	5.500%	7/1/2029 (3)	18,000	21,196
Detroit MI Sewer System Rev.	5.125%	7/1/2033 (1)	10,000	10,612
Grand Rapids MI Tax Increment Rev. (Downtown Project)	6.875%	6/1/2024 (1)	7,500	7,675
Michigan Building Auth. Rev.	5.500%	10/15/2016	5,500	6,110
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.875%	10/1/2010 (Prere.)	7,980	9,098
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.875%	10/1/2010 (Prere.)	9,250	10,555
Univ. of Michigan Hosp. Rev. VRDO	2.930%	5/9/2005	9,270	9,270

				80,129

Missouri (0.2%)
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
(St. Luke's Episcopal-Presbyterian Hosp.)	5.500%	12/1/2016 (4)	4,195	4,571

Nebraska (1.8%)
Omaha NE GO	5.250%	4/1/2024	5,000	5,744
Omaha NE GO	5.250%	4/1/2025	7,500	8,611
Omaha NE GO	5.250%	4/1/2026	7,580	8,704
Omaha NE GO	5.250%	4/1/2027	10,730	12,320

				35,379

Nevada (0.4%)
Henderson NV Health Care Fac. Rev.	5.625%	7/1/2024	2,000	2,136
Truckee Meadows NV Water Auth. Rev.	5.500%	7/1/2016 (4)	5,000	5,542

				7,678

New Hampshire (1.8%)
Manchester NH General Airport Rev.	5.625%	1/1/2030 (4)	23,000	24,862
New Hampshire Business Finance Auth. PCR
(Public Service Co. of New Hampshire)	6.000%	5/1/2021 (2)	10,000	10,674

				35,536

New Jersey (3.4%)
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/2024	10,000	10,579
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/2013 (4)	10,000	11,612
New Jersey Transp. Corp. COP	6.000%	9/15/2010 (2)(Prere.)	13,000	14,817
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/2020 (3)	12,500	14,520
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/2022 (2)	5,000	5,662
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/2024 (3)	5,795	6,942
New Jersey Turnpike Auth. Rev.	5.625%	1/1/2015 (1)	2,060	2,261

				66,393

New Mexico (1.3%)
New Mexico Finance Auth. Transp. Rev.	5.250%	6/15/2021 (1)	10,000	10,972
New Mexico Highway Comm. Tax Rev.	6.000%	6/15/2010 (Prere.)	3,000	3,405
New Mexico Hosp. Equipment Loan Council
Hosp. System Rev. (Presbyterian Healthcare Services)	5.500%	8/1/2030	10,000	10,537

				24,914

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

New York (10.9%)
Babylon NY Waste Water Fac. GO	9.000%	8/1/2008 (3)	$4,900	$5,782
Babylon NY Waste Water Fac. GO	9.000%	8/1/2009 (3)	2,800	3,433
Babylon NY Waste Water Fac. GO	9.000%	8/1/2010 (3)	4,900	6,222
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2026 (4)	4,200	4,775
Long Island NY Power Auth. Electric System Rev.	5.250%	6/1/2014	7,350	8,134
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)	5.250%	10/1/2010 (1)(Prere.)	4,675	5,171
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)	6.000%	4/1/2020 (1)(ETM)	6,165	7,448
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/2014 (2)	10,000	11,493
New York City NY GO	5.250%	8/1/2012	8,535	9,390
New York City NY GO	5.750%	8/1/2015 (2)	12,000	13,568
New York City NY GO	5.000%	8/1/2026	5,000	5,216
New York City NY Muni. Water Finance Auth. Water
& Sewer System Rev.	5.750%	6/15/2007 (Prere.)	3,500	3,741
New York City NY Transitional Finance Auth. Rev.	6.250%	5/15/2010 (Prere.)	265	307
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/2021 (3)	12,550	14,693
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.500%	3/15/2025 (2)	10,000	11,785
New York State Dormitory Auth. Rev.
(Sloan-Kettering Cancer Center)	5.750%	7/1/2020 (1)	7,500	8,915
New York State Dormitory Auth. Rev. (State Univ.)	7.500%	5/15/2011	12,765	14,465
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.250%	6/15/2020	37,090	40,347
New York State Urban Dev. Corp. Rev.
(Personal Income Tax) GO	5.500%	3/15/2025 (1)	6,965	8,146
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/2017	10,000	11,026
Triborough Bridge & Tunnel Auth. New York Rev.	6.125%	1/1/2021 (ETM)	10,000	12,364
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	1/1/2022 (Prere.)	7,750	9,009

				215,430

North Carolina (0.8%)
North Carolina Eastern Muni. Power Agency Rev.	7.500%	1/1/2010 (ETM)	4,935	5,834
North Carolina Eastern Muni. Power Agency Rev.	6.500%	1/1/2018 (ETM)	4,625	5,834
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/2011 (Prere.)	1,220	1,379
Winston-Salem NC Water & Sewer System Rev.	5.500%	6/1/2016	1,780	1,983

				15,030

Ohio (1.6%)
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.625%	10/1/2016	3,000	3,254
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.625%	10/1/2017	2,260	2,446
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.400%	10/1/2021	8,000	8,492
Ohio Water Dev. Auth. PCR	5.500%	6/1/2021	4,000	4,696
Ohio Water Dev. Auth. PCR	5.500%	12/1/2022	6,355	7,497
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.500%	6/1/2020	5,355	6,265

				32,650

Oregon (1.5%)
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.500%	2/15/2014	5,580	6,001

Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Port Auth. of Portland OR Airport Rev.
(Portland International Airport)	5.500%	7/1/2014 (3)	$3,865	$4,221
Port Auth. of Portland OR Airport Rev.
(Portland International Airport)	5.500%	7/1/2016 (3)	4,305	4,683
Umatilla County OR Hosp. Fac. Auth. Rev.
(Catholic Health Initiative)	5.000%	5/1/2022	14,880	15,696

				30,601

Pennsylvania (2.2%)
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/2010 (3)	20,000	23,451
Pittsburgh PA GO	5.250%	9/1/2016 (3)	3,845	4,042
Pittsburgh PA Water & Sewer Auth. Rev.	6.500%	9/1/2013 (3)	10,000	11,879
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	5.750%	12/1/2021	2,335	2,501
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	3.040%	5/9/2005	700	700

				42,573

Puerto Rico (0.9%)
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/2014 (4)	2,000	2,157
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/2014 (1)	2,000	2,157
Puerto Rico Public Finance Corp.	6.000%	8/1/2026	10,060	12,157
Puerto Rico Public Finance Corp.	6.000%	8/1/2026 (ETM)	940	1,167

				17,638

South Carolina (2.2%)
Medical Univ. South Carolina Hosp. Auth. Hosp. Fac. Rev.	6.375%	8/15/2012 (Prere.)	7,750	9,236
Piedmont SC Muni. Power Agency Rev.	6.500%	1/1/2015 (3)	12,210	14,714
Piedmont SC Muni. Power Agency Rev.	6.500%	1/1/2015 (3)(ETM)	2,035	2,487
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)	7.125%	12/15/2010 (Prere.)	5,000	6,059
South Carolina Jobs Econ. Dev. Auth. Rev.	5.625%	11/15/2030	10,000	10,505

				43,001

Tennessee (0.1%)
Blount County TN Public Building Auth.
(Local Govt. Public Improvement Bonds) VRDO	3.050%	5/2/2005	1,300	1,300

Texas (13.1%)
Austin TX Combined Util. System Rev.	0.000%	5/15/2017 (3)	4,900	2,867
Brazos County TX Health Dev. (Franciscan Service Corp.)	5.375%	1/1/2022 (1)	5,750	6,069
Brazos River TX Harbor Navigation Dist.
Brazoria County Environmental
(Dow Chemical Co. Project) PUT	5.200%	5/15/2008	10,000	10,580
Harris County TX GO	0.000%	10/1/2014 (1)	5,550	3,733
Harris County TX Health Fac. Dev. Corp. Rev.
(St. Luke's Episcopal Hosp.) VRDO	3.070%	5/2/2005	4,430	4,430
Houston TX GO	5.750%	9/1/2010 (4)(Prere.)	2,735	3,047
Houston TX GO	5.750%	9/1/2010 (4)(Prere.)	4,105	4,573
Houston TX GO	5.750%	3/1/2014 (4)	260	289
Houston TX GO	5.750%	3/1/2015 (4)	265	295
Houston TX GO	5.750%	3/1/2016 (4)	395	439
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	5.500%	7/1/2005 (4)(Prere.)	16,760	17,012

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	0.000%	9/1/2018 (2)	$16,285	$8,867
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)	0.000%	9/1/2021 (2)	22,720	10,517
Houston TX Water & Sewer System Rev.	0.000%	12/1/2012 (2)	20,500	15,209
Lewisville TX Independent School Dist.	0.000%	8/15/2016	5,630	3,440
Lewisville TX Independent School Dist.	0.000%	8/15/2017	6,940	4,016
Lower Colorado River Auth. Texas Rev.	6.000%	5/15/2011 (4)	12,605	13,986
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/2015 (4)	5,500	6,086
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/2016 (4)	27,500	30,428
Round Rock TX Independent School Dist. GO	0.000%	8/15/2011 (1)	5,000	3,953
San Antonio TX Electric & Gas Rev.	5.750%	2/1/2010 (Prere.)	11,435	12,740
San Antonio TX Electric & Gas Rev.	5.375%	2/1/2012 (Prere.)	10,000	11,114
Texas City TX IDA (ARCO Pipeline)	7.375%	10/1/2020	17,000	22,359
Texas Muni. Power Agency Rev.	0.000%	9/1/2013 (1)	38,730	27,648
Texas Muni. Power Agency Rev.	0.000%	9/1/2013 (1)(ETM)	940	678
Texas Muni. Power Agency Rev.	0.000%	9/1/2015 (1)(ETM)	335	218
Texas Muni. Power Agency Rev.	0.000%	9/1/2015 (1)	16,405	10,545
Texas Muni. Power Agency Rev.	0.000%	9/1/2017 (1)	39,170	22,620
Texas Muni. Power Agency Rev.	0.000%	9/1/2017 (1)(ETM)	800	469

				258,227

Utah (0.2%)
Intermountain Power Agency Utah Power Supply Rev.	5.750%	7/1/2019 (1)	3,000	3,220

Virgin Islands (0.3%)
Virgin Islands Public Finance Auth. Rev.	6.500%	10/1/2024	5,000	5,689

Virginia (0.6%)
Virginia College Building Auth. Educ. Fac. Rev.
(Washington & Lee Univ.)	5.750%	1/1/2034	9,540	11,788

Washington (1.8%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2014 (1)	5,000	3,405
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2017 (1)	11,685	6,753
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2018 (1)	10,000	5,483
Port of Seattle WA Rev.	5.625%	2/1/2030 (1)	7,735	8,428
Washington GO	6.750%	2/1/2015	3,450	4,180
Washington GO	5.625%	7/1/2025	7,030	7,651

				35,900

West Virginia (0.6%)
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/2014 (1)(ETM)	8,975	11,300

Wisconsin (1.8%)
Wisconsin Clean Water Rev.	6.875%	6/1/2011	20,500	23,894
Wisconsin GO	5.750%	5/1/2011 (Prere.)	10,000	11,346

	35,240

TOTAL MUNICIPAL BONDS
(Cost $1,728,806)				1,885,051

Long-Term Tax-Exempt Fund	Shares	Market Value^ (000)

TEMPORARY CASH INVESTMENT (4.1%)

Vanguard Municipal Cash Management Fund, 2.821%**
(Cost $81,187)	81,187,234	$81,187

TOTAL INVESTMENTS (99.6%)
(Cost $1,809,993)		1,966,238

OTHER ASSETS AND LIABILITIES (0.4%)
Other Assets—Note B		27,227
Liabilities		(18,938)

		8,289

NET ASSETS (100%)		$1,974,527

^	See Note A in Notes to Financial Statements.
*	Securities with a value of $4,882,000 have been segregated as initial margin for open futures contracts.
**	Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of April 30, 2005.
For key to abbreviations and other references, see the back cover.

AT APRIL 30, 2005, NET ASSETS CONSISTED OF:

Amount (000)

Paid-in Capital	$1,831,169
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(12,469)
Unrealized Appreciation (Depreciation)
Investment Securities	156,245
Futures Contracts	(418)

NET ASSETS	$1,974,527

Investor Shares—Net Assets
Applicable to 96,560,298 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$1,103,688

NET ASSET VALUE PER SHARE—INVESTOR SHARES	$11.43

Admiral Shares—Net Assets
Applicable to 76,188,719 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$870,839

NET ASSET VALUE PER SHARE—ADMIRAL SHARES	$11.43

See Note D in Notes to Financial Statements for the tax-basis components of net assets.

High-Yield Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

MUNICIPAL BONDS(99.8%)

Alabama (0.8%)
Alabama Special Care Fac. (Baptist Health System)	5.875%	11/15/2026 (1)	$5,000	$5,294
Camden AL Ind. Dev. Bank (Weyerhaeuser Co.)	6.125%	12/1/2024	3,000	3,316
Courtland AL Dev. Board Solid Waste Disposal Rev.
(Champion International Corp.)	6.700%	11/1/2029	9,500	10,320
McIntosh AL IDR (Environmental Improvement)	5.375%	6/1/2028	17,000	17,488

				36,418

Alaska (0.1%)
Valdez AK Marine Terminal Rev.
(BP Pipeline Project) VRDO	3.030%	5/2/2005	5,000	5,000

Arizona (1.7%)
Maricopa County AZ Pollution Control Corp. PCR
(El Paso Electric Co.) PUT	6.375%	8/1/2005	31,000	31,267
Maricopa County AZ Pollution Control Corp. PCR
(Southern California Edison Co.) PUT	2.900%	3/2/2009	16,500	16,023
Univ. of Arizona Board of Regents	6.200%	6/1/2016	26,660	31,790

				79,080

Arkansas (0.1%)
North Little Rock AR Electric Rev.	6.500%	7/1/2015 (1)	3,450	4,151

California (14.1%)
ABAG Finance Auth. for Non-Profit Corp.
California Multifamily Rev.
(Housing Archstone Redwood)	5.300%	10/1/2008	10,000	10,563
California Dept. of Water Resources
Water System Rev. (Central Valley)	5.500%	12/1/2011 (Prere.)	830	942
California Dept. of Water Resources
Water System Rev. (Central Valley)	5.500%	12/1/2011 (Prere.)	1,670	1,896
California Dept. of Water Resources
Water System Rev. (Central Valley)	5.500%	12/1/2015	4,170	4,669
California Dept. of Water Resources
Water System Rev. (Central Valley)	5.500%	12/1/2017	8,330	9,299
California GO	5.125%	2/1/2025	13,975	14,766
California GO	5.500%	2/1/2025	25,000	28,855
California Infrastructure & Econ. Dev. Bank Rev.
(Workers' Compensation)	5.250%	10/1/2013 (2)	30,000	33,800
California PCR Financing Auth. Rev.
(Pacific Gas & Electric Co.) PUT	3.500%	6/1/2007 (3)	25,000	25,050
California PCR Financing Auth. Solid Waste Disposal Rev.
(Republic Services) PUT	5.250%	12/1/2017	17,155	17,943
California PCR Financing Auth. Solid Waste Disposal Rev.
(Waste Management)	5.400%	4/1/2025	3,000	3,108
California PCR Financing Auth. Solid Waste Disposal Rev.
(Waste Management) PUT	4.850%	11/30/2007	7,000	7,174
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/2021	5,000	5,271
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/2022	5,000	5,246
California Public Works Board Lease Rev. (Butterfiled)	5.000%	6/1/2023	2,870	3,002
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	6/1/2006	8,445	8,639

High-Yield Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

California Public Works Board Lease Rev.
(Dept. of Corrections)	5.500%	6/1/2019	$7,000	$7,740
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/2012 (1)	25,000	28,243
California State Econ. Recovery Bonds	5.250%	7/1/2012	10,000	11,148
California State Econ. Recovery Bonds	5.250%	7/1/2014	30,000	33,711
California State Univ. Rev. Systemwide	5.000%	11/1/2020 (2)	20,995	22,748
California Statewide Community Dev. Auth.
Multifamily Rev. (Archstone/Oak Ridge) PUT	5.300%	6/1/2008	5,650	5,929
California Statewide Community Dev. Auth.
Multifamily Rev. (Archstone/Pelican Hill) PUT	5.300%	6/1/2008	5,000	5,247
California Statewide Community Dev. Auth.
Multifamily Rev. (Archstone/River Meadows) PUT	5.300%	6/1/2008	5,000	5,247
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	5.100%	5/17/2010	22,000	23,025
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	5.250%	5/15/2013	37,785	39,179
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	3.850%	8/1/2006	20,390	20,601
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	4.350%	3/1/2007	13,500	13,733
Chula Vista CA IDR (San Diego Gas & Electric) PUT	7.000%	12/1/2005	15,000	15,347
Chula Vista CA IDR (San Diego Gas & Electric)	5.250%	12/1/2027	20,000	20,639
City of Carlsbad, CA Assessment Dist. Ltd.	5.150%	9/2/2029	2,170	2,172
City of Carlsbad, CA Assessment Dist. Ltd.	5.200%	9/2/2035	2,720	2,728
Clipper Tax-exempt TOB VRDO	3.140%	5/9/2005 ††	40,165	40,165
Foothill/Eastern Corridor Agency California Toll Road Rev.	0.000%	1/15/2028 (1)	25,000	21,708
Golden State Tobacco Securitization Corp. California	5.000%	6/1/2038 (2)	20,885	21,344
Golden State Tobacco Securitization Corp. California	5.625%	6/1/2038	7,000	7,573
Lincoln CA Special Tax Communities Fac. Dist.	5.450%	9/1/2017	1,000	1,028
Lincoln CA Special Tax Communities Fac. Dist.	5.750%	9/1/2020	1,000	1,023
Lincoln CA Special Tax Communities Fac. Dist.	5.900%	9/1/2024	1,000	1,034
Lincoln CA Special Tax Communities Fac. Dist.	5.950%	9/1/2028	4,000	4,143
Lincoln CA Special Tax Communities Fac. Dist.	6.000%	9/1/2034	3,000	3,107
Roseville CA North Central Roseville Community Fac. Dist.	5.400%	9/1/2008	1,860	1,945
San Bernardino County CA Medical Center COP	7.000%	8/1/2020	12,180	15,750
San Bernardino County CA Medical Center COP	6.875%	8/1/2024 (ETM)	25,220	33,078
San Diego CA USD GO	5.500%	7/1/2019 (1)	10,140	11,857
San Diego CA USD GO	5.500%	7/1/2021 (1)	12,725	14,948
San Diego CA USD GO	5.500%	7/1/2023 (1)	7,500	8,836
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/2009 (1)	3,000	2,666
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/2025 (1)	12,900	4,930
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/2026 (1)	28,135	10,137
Santa Margarita CA Water Dist. Special Tax
Community Fac. Dist. No. 99-1	6.000%	9/1/2030	3,000	3,198
Southern California Public Power Auth. Rev.	6.000%	7/1/2018	3,985	4,081

				650,211

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Colorado (3.4%)
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/2011	$7,775	$8,619
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/2012	8,200	9,027
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/2013	3,000	3,286
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/2015	5,130	5,553
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.500%	9/1/2017	5,215	5,607
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.250%	9/1/2024	10,000	10,471
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2008 (1)	14,000	12,554
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2009 (1)	16,195	13,959
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2010 (1)	7,185	5,929
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2012 (1)	26,795	20,080
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2013 (1)	5,000	3,566
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2014 (1)	8,000	5,410
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2015 (1)	5,000	3,211
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2018 (1)	5,000	2,722
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2023 (1)	7,500	3,115
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2025 (1)	10,000	3,702
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2030 (1)	50,200	14,120
E-470 Public Highway Auth. Colorado Rev.	0.000%	9/1/2033 (1)	57,700	13,832
Lowry Econ. Redev. Auth. Colorado Rev. VRDO	3.000%	5/9/2005 LOC	3,600	3,600
Northwest Parkway Public Highway Auth.
Colorado Convertible Capital Appreciation	0.000%	6/15/2025 (4)	10,000	8,102

				156,465

Connecticut (2.0%)
Connecticut Dev. Auth. PCR (Connecticut Power & Light)	5.850%	9/1/2028	33,250	35,359
Connecticut Dev. Auth. PCR
(Connecticut Power & Light) PUT	3.350%	10/1/2008 (2)	8,000	7,904
Connecticut GO	5.375%	4/15/2012 (Prere.)	7,180	8,012
Connecticut GO	5.375%	4/15/2012 (Prere.)	10,000	11,159
Connecticut GO	5.375%	4/15/2012 (Prere.)	5,000	5,622
Connecticut GO	5.375%	4/15/2012 (Prere.)	5,000	5,622
Connecticut GO	5.375%	11/15/2012 (Prere.)	5,000	5,652
Connecticut GO	5.375%	11/15/2021	5,000	5,488
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure)	5.250%	11/1/2008 (4)(Prere.)	5,880	6,376

				91,194

District of Columbia (1.1%)
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/2009 (3)	6,795	7,159
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/2010 (3)	7,270	7,659
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/2013 (1)	2,500	2,738
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/2016 (1)	2,775	3,015
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/2017 (1)	2,000	2,171
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/2018 (1)	2,000	2,166
Metro. Washington Airports Auth. Airport System Rev.	5.500%	10/1/2027 (1)	24,000	25,539

				50,447

Florida (3.4%)
Beacon Lakes FL Community Dev.	6.900%	5/1/2035	18,500	19,488
Broward County FL School Board COP	5.375%	7/1/2011 (4)(Prere.)	8,240	9,197
Florida Board of Educ. Public Educ.	5.000%	6/1/2019 (3)†	20,230	22,101
Lee County FL IDA Health Care Fac. Rev.
(Shell Point Village)	5.750%	11/15/2011	1,475	1,566

High-Yield Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Lee County FL IDA Health Care Fac. Rev.
(Shell Point Village)	5.750%	11/15/2014	$1,000	$1,045
Northern Palm Beach County FL Improvement Dist.
Water Control & Improvement Unit Dev.	5.850%	8/1/2009 (Prere.)	1,920	2,025
Northern Palm Beach County FL Improvement Dist.
Water Control & Improvement Unit Dev.	6.000%	8/1/2009 (Prere.)	2,000	2,052
Orlando FL Special Assessment Rev.
(Conroy Road Interchange)	5.500%	5/1/2010	855	867
Orlando FL Special Assessment Rev.
(Conroy Road Interchange)	5.800%	5/1/2026	3,000	3,023
Orlando FL Util. Comm. Water & Electric Rev.	6.750%	10/1/2017 (ETM)	2,200	2,724
Palm Beach County FL Airport System Rev.	5.750%	10/1/2012 (1)	9,560	10,945
Palm Beach County FL Airport System Rev.	5.750%	10/1/2014 (1)	8,500	9,853
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	3.040%	5/9/2005 (2)	19,100	19,100
Tallahassee FL Health Fac. Rev.
(Tallahassee Memorial Healthcare, Inc.)	6.375%	12/1/2030	18,000	19,212
Tampa Bay FL Water Util. System Rev.	5.250%	10/1/2015 (3)	1,180	1,333
Tampa Bay FL Water Util. System Rev.	5.250%	10/1/2016 (3)	1,720	1,948
Tampa Bay FL Water Util. System Rev.	5.500%	10/1/2023 (3)	24,820	29,140

				155,619

Georgia (1.1%)
Cartersville GA Water & Waste Water Fac.
(Anheuser-Busch Cos., Inc.)	7.400%	11/1/2010	5,000	5,908
Dalton County GA Dev. Auth.
(Hamilton Health Care System)	5.500%	8/15/2017 (1)	5,000	5,603
Fulton County GA Residential Care Fac. (Canterbury Court)	6.125%	2/15/2034	2,000	1,979
Georgia Muni. Electric Power Auth. Rev.	6.600%	1/1/2018 (1)	4,155	5,077
Georgia Muni. Electric Power Auth. Rev.	6.600%	1/1/2018 (1)(ETM)	845	1,033
Muni. Electric Auth. Georgia Subordinate Bonds
Project One PUT	5.000%	1/1/2009 (2)	27,300	28,969
Richmond County GA Dev. Auth. Environmental
Improvement Rev.	5.750%	11/1/2027	3,000	3,112

				51,681

Hawaii (0.5%)
Hawaii Harbor Capital Improvement Rev.	5.500%	7/1/2027 (1)	18,500	19,245
Honolulu HI City & County GO	0.000%	7/1/2017 (3)	6,000	3,482
Honolulu HI City & County GO	0.000%	7/1/2018 (3)	2,000	1,100

				23,827

Illinois (4.3%)
Chicago IL GO	0.000%	1/1/2026 (1)	10,550	8,588
Chicago IL GO	0.000%	1/1/2027 (1)	10,075	8,184
Chicago IL O'Hare International Airport Special Fac. Rev.
(United Airlines) PUT	5.800%	5/1/2007 **	17,570	7,853
Chicago IL Public Building Comm. GO	7.000%	1/1/2015 (1)(ETM)	7,710	8,940
Chicago IL Public Building Comm. GO	7.000%	1/1/2020 (1)(ETM)	10,000	12,982
Chicago IL Skyway Toll Bridge Series 2000	5.500%	1/1/2011 (2)(Prere.)	20,000	22,513
Chicago IL Water Rev. VRDO	2.960%	5/9/2005 (1)	36,000	36,000
Illinois Dev. Finance Auth. Solid Waste Disp. Rev.
(Waste Management)	5.850%	2/1/2007	10,000	10,356
Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.)	5.500%	8/15/2043	9,000	9,637
Illinois Finance Auth. Student Housing Rev.	5.125%	6/1/2035	4,000	4,006

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Illinois Health Fac. Auth. Rev. (Centegra Health System)	5.100%	9/1/2011 (2)	$3,105	$3,287
Illinois Health Fac. Auth. Rev. (Centegra Health System)	5.250%	9/1/2018 (2)	2,500	2,655
Illinois Health Fac. Auth. Rev. (Univ. of Chicago Hosp.
& Health Systems) VRDO	3.050%	5/2/2005 (1)	3,000	3,000
Illinois Sales Tax Rev.	5.500%	6/15/2016 (3)	3,000	3,433
Illinois Sales Tax Rev.	5.750%	6/15/2019 (3)	5,000	5,931
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	0.000%	12/15/2029 (1)	30,000	8,985
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	0.000%	12/15/2033 (1)	26,195	6,405
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	0.000%	12/15/2035 (1)	37,000	8,177
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	0.000%	6/15/2036 (1)	20,000	4,306
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	0.000%	12/15/2036 (1)	45,695	9,584
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	0.000%	6/15/2037 (1)	10,100	2,063
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	0.000%	6/15/2038 (1)	30,000	5,824
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.	0.000%	12/15/2038 (1)	16,000	3,030
Univ. of Illinois (Util. Infrastructure Project) COP VRDO	2.960%	5/9/2005	2,400	2,400

				198,139

Indiana (2.0%)
Indiana Health Fac. Finance Auth. Rev.
(Ancilla System, Inc.)	7.375%	7/1/2023 (ETM)	19,400	26,144
Indiana Office Building Comm. Rev. (Capitol Complex)	6.900%	7/1/2011	15,660	17,718
Indianapolis IN Airport Auth. Rev. (Federal Express Corp.)	5.100%	1/15/2017	21,000	22,144
Indianapolis IN Local Public Improvement Rev.	6.750%	2/1/2014	21,500	25,672

				91,678

Kansas (0.7%)
Overland Park KS Convention Center & Hotel Project	7.375%	1/1/2032	9,000	9,850
Overland Park KS Convention Center & Hotel Project	9.000%	1/1/2032	21,100	21,928

				31,778

Kentucky (1.1%)
Jefferson County KY Health Fac. Rev.
(Jewish Hosp. Health)	5.650%	1/1/2017 (2)	8,000	8,467
Jefferson County KY Health Fac. Rev.
(Jewish Hosp. Health)	5.700%	1/1/2021 (2)	2,000	2,114
Kentucky Property & Building Comm. Rev.	5.250%	10/1/2015 (4)	5,300	5,946
Kentucky Property & Building Comm. Rev.	5.250%	10/1/2016 (4)	7,000	7,919
Kentucky Property & Building Comm. Rev.	5.250%	10/1/2017 (4)	2,000	2,270
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project)	5.250%	1/1/2011 (4)(Prere.)	6,000	6,630
Russell KY Rev. Bon Secours Health System	5.625%	11/15/2030	16,000	16,592

				49,938

Louisiana (0.9%)
Calcasieu Parish LA IDR PCR (Entergy Gulf States Inc.)	5.450%	7/1/2010	5,000	5,062
Louisiana Gasoline and Fuel Tax Rev.	5.000%	5/1/2027 (3)†	10,240	10,818
Louisiana GO	5.000%	10/15/2011 (2)	20,015	21,918

High-Yield Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

West Feliciana Parish LA PCR (Gulf States Util.)	9.000%	5/1/2015	$4,000	$4,001

				41,799

Maine (0.2%)
Jay ME Solid Waste Disposal Rev.	6.200%	9/1/2019	9,250	9,939

Maryland (2.6%)
Maryland Econ. Dev. Corp.
(Chesapeake Bay Conference Center)	7.750%	12/1/2031	25,000	26,434
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Medlantic/Helix)	5.250%	8/15/2038 (4)	32,055	36,607
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	5.750%	7/1/2021	3,930	4,210
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	6.000%	7/1/2022	3,000	3,300
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	5.250%	7/1/2028	8,070	8,353
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	6.750%	7/1/2030	15,000	16,822
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	6.000%	7/1/2032	6,500	7,083
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)	5.250%	7/1/2034	15,500	15,973

				118,782

Massachusetts (5.0%)
Massachusetts Dev. Finance Agency
Resource Recovery Rev. (Waste Management Inc.) PUT	6.900%	12/1/2009	2,000	2,221
Massachusetts GO	5.250%	8/1/2022 (1)	25,000	28,463
Massachusetts GO	5.250%	8/1/2023	30,000	33,904
Massachusetts GO	5.500%	12/1/2023 (2)	18,780	22,015
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	5.700%	7/1/2015	22,500	23,335
Massachusetts Health & Educ. Fac. Auth. Rev.
(Univ. of Massachusetts Memorial Health Care Inc.)	6.500%	7/1/2011	6,900	7,603
Massachusetts Health & Educ. Fac. Auth. Rev.
(Univ. of Massachusetts Memorial Health Care Inc.)	6.625%	7/1/2032	17,000	18,125
Massachusetts Housing Finance Agency Rev.	5.950%	10/1/2008 (2)	985	987
Massachusetts Ind. Finance Agency
Resource Recovery Rev. (Refusetech Inc.)	6.300%	7/1/2005	16,220	16,289
Massachusetts Ind. Finance Agency Solid Waste
Disposal Rev. (Massachusetts Paper Co.)	8.500%	11/1/2012 **	5,098	13
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.	5.250%	7/1/2015 (1)	7,535	8,227
Massachusetts Special Obligation Dedicated Tax Rev.	5.750%	1/1/2032 (3)	15,000	16,942
Massachusetts Water Resources Auth. Rev.	6.500%	7/15/2019	43,700	53,337

				231,461

Michigan (0.4%)
Delta County MI Econ. Dev. Corp. Rev. (Mead Westvaco)	6.250%	4/15/2027	11,000	12,342
Michigan GO PUT	3.150%	2/1/2006	4,000	3,983

				16,325

Minnesota (1.9%)
Breckenridge MN Rev. (Catholic Health Initiatives)	5.000%	5/1/2030	3,000	3,126

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Minneapolis & St. Paul MN Metro. Airport	5.200%	1/1/2024 (2)	$7,000	$7,363
Minneapolis MN Health Care System
(Allina Health System)	6.000%	11/15/2023	7,000	7,665
Minneapolis MN Health Care System
(Allina Health System)	5.750%	11/15/2032	39,000	41,626
Rochester MN Health Care Fac. Rev. (Mayo Foundation)	5.375%	11/15/2018	8,850	9,446
Rochester MN Health Care Fac. Rev. (Mayo Foundation)	5.500%	11/15/2027	4,500	4,774
Washington County MN Housing & Redev. Auth. Rev.
(Woodland Park)	0.000%	5/1/2005 (Prere.)	13,457	3,323
Washington County MN Housing & Redev. Auth. Rev.
(Woodland Park)	9.750%	5/1/2005 (Prere.)	10,035	10,340

				87,663

Missouri (0.4%)
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
(St. Luke's Mission Health System)	5.375%	11/15/2016 (1)	7,000	7,372
Sugar Creek MO IDR Lafarge North America	5.650%	6/1/2037	11,000	11,374

				18,746

Nebraska (1.2%)
Lancaster County NE Hosp. Auth. Rev.
(BryanLGH Medical Center)	5.250%	6/1/2031 (2)	5,500	5,759
Lincoln NE Lincoln Electric System Rev.	5.250%	9/1/2016	21,345	23,366
Lincoln NE Lincoln Electric System Rev.	5.250%	9/1/2017	22,370	24,461

				53,586

Nevada (0.9%)
Clark County NV PCR (Southern California Edison Co.) PUT	3.250%	3/2/2009	12,500	12,292
Las Vegas NV Convention & Visitors Auth. TOB VRDO	3.020%	5/9/2005 (2)††	14,800	14,800
Washoe County NV Water Fac.
(Sierra Pacific Power Co.) PUT	5.000%	7/1/2009	15,000	15,283

				42,375

New Hampshire (0.3%)
New Hampshire Business Finance Auth. PCR
(United Illuminating) PUT	3.500%	2/1/2009	15,000	14,640

New Jersey (9.8%)
Gloucester County NJ Improvement Auth.
Solid Waste Resource Rev. PUT	6.850%	12/1/2009	5,000	5,639
Gloucester County NJ Improvement Auth.
Solid Waste Resource Rev. PUT	7.000%	12/1/2009	1,500	1,670
Hudson County NJ Improvement Auth.
Solid Waste Systems Rev.	6.125%	1/1/2019	2,000	2,002
Hudson County NJ Improvement Auth.
Solid Waste Systems Rev.	6.000%	1/1/2029	7,500	7,428
Hudson County NJ Improvement Auth.
Solid Waste Systems Rev.	6.125%	1/1/2029	2,000	1,964
Hudson County NJ Improvement Auth.
Solid Waste Systems Rev.	6.125%	1/1/2029	10,000	9,979
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.750%	6/15/2029	20,000	21,436
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.500%	6/15/2031	6,500	6,789
New Jersey Econ. Dev. Auth. Rev.
(Kapkowski Road Landfill-DST Project Elizabeth)	6.375%	5/15/2014 (Prere.)	2,250	2,734

High-Yield Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

New Jersey Econ. Dev. Auth. Rev.
(Kapkowski Road Landfill-DST Project Elizabeth)	6.375%	5/15/2014 (Prere.)	$30,500	$37,115
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.)	5.250%	7/1/2024 (1)	18,055	20,559
New Jersey Econ. Dev. Auth. Rev.
(Presbyterian Home at Montgomery)	6.375%	11/1/2031	10,000	10,309
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	12/15/2019 (2)	25,000	29,031
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	12/15/2021 (3)	15,000	17,045
New Jersey Econ. Dev. Auth. Special Fac. Rev.
(Continental Airlines, Inc.)	6.625%	9/15/2012	14,000	12,905
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/2013	15,000	17,308
New Jersey Transit Corp. Capital GAN	5.500%	2/1/2009 (2)	61,405	61,542
New Jersey Transp. Corp. COP	5.750%	9/15/2015	26,620	29,598
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	6/15/2013 (Prere.)	20,000	22,859
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	6/15/2013 (Prere.)	16,000	18,287
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/2021 (1)	61,000	70,897
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/2022 (2)	10,990	12,446
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/2023 (3)	10,000	11,953
New Jersey Turnpike Auth. Rev.	0.000%	1/1/2035 (2)	32,495	20,627

				452,122

New Mexico (1.5%)
Farmington NM PCR (El Paso Electric Co. Project) PUT	6.375%	8/1/2005	5,000	5,040
Farmington NM PCR
(Public Service-San Juan Project) PUT	2.100%	4/1/2006	17,000	16,790
New Mexico Highway Comm. Tax Rev.	6.000%	6/15/2010 (Prere.)	11,000	12,484
New Mexico Hosp. Equipment Loan Council Hosp.
System Rev. (Presbyterian Healthcare Services)	5.500%	8/1/2030	27,550	29,028
Univ. of New Mexico Univ. Rev. GO	5.000%	7/1/2032 (4)	3,500	3,627

				66,969

New York (10.2%)
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2020 (4)	5,000	5,721
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2021 (4)	3,745	4,288
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2022 (4)	4,500	5,149
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/2012 (4)	10,000	7,747
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/2015 (4)	10,000	6,688
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)	6.000%	4/1/2020 (1)(ETM)	18,000	21,747
Metro. New York Transp. Auth. Rev. (Service Contract)	7.375%	7/1/2008 (ETM)	16,330	17,466
Metro. New York Transp. Auth. Rev. (Service Contract)	5.500%	7/1/2014	15,460	17,517
Metro. New York Transp. Auth. Rev. (Service Contract)	5.500%	7/1/2015	28,165	31,791
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/2018 (2)	5,000	5,795
New York City NY GO	5.000%	3/1/2021	29,500	31,165
New York City NY GO	5.000%	3/1/2022	30,975	32,622
New York City NY GO	5.000%	3/1/2023	32,525	34,174
New York City NY Muni. Water Finance Auth. Water
& Sewer System Rev. VRDO	3.020%	5/2/2005 (3)	9,700	9,700
New York City NY Transitional Finance Auth. Rev. VRDO	3.000%	5/2/2005	28,240	28,240
New York City NY Transitional Finance Auth. Rev. VRDO	3.050%	5/2/2005	9,550	9,550
New York State Dormitory Auth. Rev.	5.500%	3/15/2019 (2)	10,000	11,632
New York State Dormitory Auth. Rev.	5.500%	3/15/2020 (2)	10,360	12,089
New York State Dormitory Auth. Rev. (City Univ.)	7.500%	7/1/2010	5,500	6,097
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/2019 (3)	21,610	25,192

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

New York State Dormitory Auth. Rev. (State Univ.)	7.500%	5/15/2013	$13,380	$16,932
New York State Housing Finance Agency Rev.
(Nursing Home & Health Care)	4.900%	11/1/2010 (1)	8,760	9,298
New York State Housing Finance Agency Rev.
(Nursing Home & Health Care)	5.000%	11/1/2011 (1)	7,890	8,370
New York State Housing Finance Agency Rev.
(Nursing Home & Health Care)	5.100%	11/1/2012 (1)	9,550	10,120
New York State Thruway Auth. Rev. TOB VRDO	3.020%	5/9/2005 (2)††	8,155	8,155
Niagara County NY IDA Solid Waste Disposal Rev.	5.625%	11/15/2014	3,000	3,214
Port Auth. of New York & New Jersey Special
Obligation Rev. (JFK International Airport)	6.250%	12/1/2008 (1)	4,000	4,380
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	1/1/2017 (ETM)	10,000	11,494
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/2018	15,000	16,518
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	11/15/2020 (1)	10,000	11,724
Triborough Bridge & Tunnel Auth. New York Rev.
(Convention Center)	7.250%	1/1/2010	10,280	11,400
Westchester County NY Health Care Corp. Rev.	5.875%	11/1/2025	15,500	14,708
Westchester County NY Health Care Corp. Rev.	6.000%	11/1/2030	20,000	19,197

				469,880

North Carolina (3.0%)
New Hanover County NC Hosp. Rev.
(New Haven Regional Medical Center)	5.750%	10/1/2016 (2)	12,500	13,213
North Carolina Capital Fac. Finance Agency Rev.
(Duke Univ.)	5.250%	10/1/2039	35,000	36,715
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/2013	17,455	19,038
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/2014	6,000	6,589
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/2015	8,000	8,659
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/2016	3,000	3,227
North Carolina Eastern Muni. Power Agency Rev.	5.500%	1/1/2017	2,000	2,146
North Carolina Eastern Muni. Power Agency Rev.	6.500%	1/1/2018 (ETM)	6,665	8,407
North Carolina Medical Care Comm. Health Care Fac.
(The Presbyterian Homes, Inc.)	6.875%	10/1/2021	4,000	4,292
North Carolina Medical Care Comm. Health Care Fac.
(The Presbyterian Homes, Inc.)	7.000%	10/1/2031	15,000	16,036
North Carolina Medical Care Comm. Retirement Fac.
First Mortgage Rev. (United Methodist Retirement Home)	7.250%	10/1/2032	13,000	14,070
North Carolina Muni. Power Agency Rev.	5.500%	1/1/2015 (1)	3,500	3,950

				136,342

Northern Mariana Islands (0.3%)
Northern Mariana Islands GO	7.375%	6/1/2030 *	10,500	11,402

Ohio (1.7%)
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)	5.375%	12/1/2005 (9)(ETM)	2,400	2,437
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)	5.200%	12/1/2006 (9)(ETM)	5,000	5,179
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)	5.750%	12/1/2007 (9)(ETM)	3,300	3,518
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)	5.350%	12/1/2008 (9)(ETM)	4,615	4,959
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)	5.400%	12/1/2009 (9)(ETM)	3,850	4,201
Ohio Common Schools PUT	2.450%	9/14/2007	7,400	7,309
Ohio Solid Waste Rev. (Waste Management Inc.) PUT	4.850%	11/1/2007	15,465	15,770
Ohio Water Dev. Auth. PCR	5.500%	12/1/2021	10,440	12,297

High-Yield Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Parma OH Hosp. Improvement Rev.
(Parma Community General Hosp.)	5.350%	11/1/2018	$2,500	$2,599
Scioto County OH Marine Terminal Fac.
(Norfolk Southern Corp.)	5.300%	8/15/2013	14,750	15,242
Univ. of Cincinnati OH General Receipts VRDO	2.990%	5/9/2005 (2)	5,400	5,400

				78,911

Oklahoma (0.5%)
Tulsa OK Muni. Airport Transp. Rev.
(American Airlines) PUT	5.650%	12/1/2008	25,000	23,386

Oregon (0.9%)
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)	5.250%	5/1/2021	5,000	5,312
Klamath Falls OR Electric Rev.	5.500%	1/1/2007	5,800	5,910
Klamath Falls OR Electric Rev.	5.750%	1/1/2013	20,000	20,393
Portland OR Sewer System Rev.	5.500%	6/1/2006 (1)(Prere.)	5,000	5,149
Umatilla County OR Hosp. Fac. Auth. Rev.
(Catholic Health Initiative)	5.750%	12/1/2020	1,595	1,749
Umatilla County OR Hosp. Fac. Auth. Rev.
(Catholic Health Initiative)	5.750%	12/1/2020 (ETM)	1,405	1,578
Umatilla County OR Hosp. Fac. Auth. Rev.
(Catholic Health Initiative)	5.000%	5/1/2032	3,000	3,104

				43,195

Pennsylvania (3.7%)
Allegheny County PA Airport Rev.
(Pittsburgh International Airport)	5.750%	1/1/2011 (1)	6,000	6,588
Allegheny County PA Port Auth. Rev.	5.100%	7/1/2014	1,000	1,041
Allegheny County PA Port Auth. Rev.	5.600%	7/1/2023	3,000	3,134
Bucks County PA IDA (Chandler Health Care)	5.700%	5/1/2009	1,005	1,021
Bucks County PA IDA (Chandler Health Care)	6.200%	5/1/2019	1,000	1,017
Delaware County PA IDA Resource Recovery Rev.
(American Fuel)	6.100%	1/1/2006	5,500	5,583
Geisinger Health System Auth. of Pennsylvania Rev.
(Penn State Geisinger Health System)	5.500%	8/15/2023	27,700	31,312
Geisinger Health System Auth. of Pennsylvania Rev.
(Penn State Geisinger Health System) VRDO	3.050%	5/2/2005	1,700	1,700
Geisinger Health System Auth. of Pennsylvania Rev.
(Penn State Geisinger Health System) VRDO	3.050%	5/2/2005	6,350	6,350
Lebanon County PA Health Fac. Auth.
(Pleasent View Retirement)	5.125%	12/15/2020 †	1,000	998
Lebanon County PA Health Fac. Auth.
(Pleasent View Retirement)	5.300%	12/15/2026 †	500	494
Pennsylvania Convention Center Auth. Rev.	6.600%	9/1/2009 (4)	2,500	2,558
Pennsylvania Convention Center Auth. Rev.	6.700%	9/1/2014 (4)	3,500	3,581
Pennsylvania Convention Center Auth. Rev.	6.750%	9/1/2019 (4)	3,695	3,847
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	7.050%	12/1/2010	2,500	2,559
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)	7.125%	12/1/2015	14,000	14,329
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev.
(Reliant Energy Seward Project) GO	6.750%	12/1/2036	15,000	16,158
Pennsylvania GO	5.375%	7/1/2018 (4)	14,800	17,048

High-Yield Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Pennsylvania Higher Educ. Fac. Auth. Rev.
(State System of Higher Educ.)	5.000%	8/15/2014 (2)	$10,000	$10,993
Philadelphia PA Muni. Auth. Rev.	5.250%	11/15/2014 (4)	10,000	10,984
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/2011 (3)	21,500	25,681
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital Asset
Financial Program) VRDO	2.960%	5/9/2005 (2)	700	700
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	3.040%	5/9/2005	4,000	4,000

				171,676

Puerto Rico (2.1%)
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	4.500%	7/1/2007	20,000	20,560
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	5.000%	7/1/2012 (2)	33,000	36,334
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/2012 LOC	34,000	37,840

				94,734

South Carolina (1.4%)
Richland County SC (International Paper)	6.100%	4/1/2023	22,750	24,446
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)	7.375%	12/15/2010 (Prere.)	19,500	23,880
South Carolina Public Service Auth. Rev.	5.000%	1/1/2022 (1)†	17,000	18,068

				66,394

Tennessee (2.4%)
Memphis TN Electric System Rev.	5.000%	12/1/2016 (1)	40,000	43,229
Memphis-Shelby County TN Airport Auth. Rev.	5.050%	9/1/2012	5,100	5,437
Memphis-Shelby County TN Airport Auth. Rev.	6.000%	3/1/2024 (2)	7,450	8,195
Metro. Govt. of Nashville & Davidson County TN
Electric Rev.	5.200%	5/15/2023	17,000	18,133
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/2011 (3)(Prere.)	10,865	12,237
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/2011 (3)(Prere.)	9,235	10,402
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/2015 (3)	4,070	4,527
Metro. Govt. of Nashville & Davidson County TN GO	5.500%	10/15/2016 (3)	4,310	4,794
Springfield TN Health & Educ. Fac. Board Hosp. Rev.
(Northcrest Medical Center)	4.900%	8/1/2008	2,475	2,515

				109,469

Texas (6.4%)
Austin TX Airport System Rev.	6.450%	11/15/2020 (1)	17,040	17,682
Brazos River Auth. Texas PCR (Texas Util. Electric Co.) PUT	5.400%	5/1/2006	24,770	25,371
Brazos River Auth. Texas PCR (Texas Util. Electric Co.) PUT	5.400%	5/1/2006	10,970	11,236
Brazos River Auth. Texas Rev. (Reliant Energy Inc.)	7.750%	12/1/2018	5,000	5,560
Brazos River TX Harbor Navigation Dist. Brazoria County
Environmental (Dow Chemical Co. Project) PUT	5.200%	5/15/2008	35,200	37,243
Gulf Coast TX Waste Disposal Auth. PCR
(Amoco Oil Co.) PUT	2.000%	10/1/2006	28,500	28,078
Harris County TX GO	0.000%	10/1/2013 (1)	9,630	6,848
Harris County TX Health Fac. Dev. Corp. Rev.
(Texas Medical Center) VRDO	3.050%	5/2/2005 (1)	4,500	4,500
Harris County TX Hosp. Dist. Rev.	7.400%	2/15/2010 (2)	7,835	8,731
Harris County TX Hosp. Dist. Rev.	7.400%	2/15/2010 (2)(ETM)	4,070	4,410
Harris County TX Hosp. Dist. Rev.	6.000%	2/15/2014 (1)	13,985	15,617
Houston TX Water & Sewer System Rev.	0.000%	12/1/2010 (2)	5,000	4,089
Houston TX Water & Sewer System Rev.	0.000%	12/1/2011 (2)	24,810	19,369

High-Yield Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Houston TX Water & Sewer System Rev.	0.000%	12/1/2012 (2)	$26,000	$19,289
Lower Colorado River Auth. Texas PCR
(Samsung Austin Semiconductor LLC)	6.950%	4/1/2030	11,000	12,559
Matagorda County TX Navigation Dist. PCR
(Centerpoint Energy)	5.600%	3/1/2027	7,500	7,809
Odessa TX Junior College Dist. Rev.	8.125%	6/1/2005 (Prere.)	8,655	8,941
Port Corpus Christi TX Auth. Rev. Solid Waste Disposal
(Flint Hills Resources LP Project) VRDO	3.300%	5/9/2005 ††	5,000	5,000
Sabine River Auth. Texas PCR (Texas Util. Electric Co.) PUT	5.750%	11/1/2011	11,000	11,910
San Antonio TX Electric & Gas Rev.	5.000%	2/1/2017 (ETM)	2,560	2,796
Texas Muni. Power Agency Rev.	0.000%	9/1/2016 (1)(ETM)	280	173
Texas Muni. Power Agency Rev.	0.000%	9/1/2016 (1)	13,720	8,367
Texas Turnpike Auth. Dallas Northway Rev.
(President George Bush Turnpike)	0.000%	1/1/2011 (2)(ETM)	7,000	5,708
Texas Water Dev. Board GO	5.750%	8/1/2031	21,395	23,697

				294,983

Utah (0.5%)
Intermountain Power Agency Utah Power Supply Rev.	5.700%	7/1/2017 (1)	10,000	10,503
Intermountain Power Agency Utah Power Supply Rev.	5.000%	7/1/2021	12,500	12,820

				23,323

Virgin Islands (1.3%)
Virgin Islands Public Finance Auth. Rev.	5.500%	10/1/2007	6,530	6,866
Virgin Islands Public Finance Auth. Rev.	6.000%	10/1/2008	4,915	5,244
Virgin Islands Public Finance Auth. Rev.	5.200%	10/1/2009	3,065	3,255
Virgin Islands Public Finance Auth. Rev.	5.750%	10/1/2013	11,000	11,458
Virgin Islands Public Finance Auth. Rev.	5.875%	10/1/2018	19,000	19,616
Virgin Islands Public Finance Auth. Rev.	6.375%	10/1/2019	10,000	11,390

				57,829

Virginia (1.7%)
Alexandria VA Redev. & Housing Auth. Rev. (Portals West)	7.250%	10/1/2031	5,745	5,765
Alexandria VA Redev. & Housing Auth. Rev. (Portals West)	8.250%	4/1/2032	475	478
Chesterfield County VA Mortgage Rev. (Brandermill Woods)	6.500%	1/1/2028	15,289	14,557
Henrico County VA Econ. Dev. (Bon Secours)	5.600%	11/15/2030	7,600	7,965
Lynchburg VA IDA Healthcare Fac. Rev. (Centra Health)	5.200%	1/1/2008 (Prere.)	2,985	3,179
Lynchburg VA IDA Healthcare Fac. Rev. (Centra Health)	5.200%	1/1/2018	515	531
Norfolk VA Redev. Housing Auth. GO	6.000%	1/1/2025	500	501
Norfolk VA Redev. Housing Auth. GO	6.125%	1/1/2035	1,100	1,096
Pocahontas Parkway Assoc. Virginia Route 895
Connector Toll Road Rev.	5.250%	8/15/2007	4,600	4,705
Pocahontas Parkway Assoc. Virginia Route 895
Connector Toll Road Rev.	5.250%	8/15/2009	6,000	6,188
Pocahontas Parkway Assoc. Virginia Route 895
Connector Toll Road Rev.	5.500%	8/15/2028	24,000	23,477
Virginia Beach VA Dev. Auth. Residential Care Fac.
Mortgage Rev. (Westminster Canterbury)	7.250%	11/1/2032	9,000	9,563

				78,005

Washington (1.0%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2010 (1)	19,550	16,261
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2011 (1)	11,400	9,052
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.000%	6/1/2012 (1)	19,650	14,857
Washington (Motor Vehicle Fuel Tax) GO	5.750%	7/1/2006 (3)(Prere.)	6,790	7,025

				47,195

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

West Virginia (0.7%)
Mason County WV PCR Appalachian Power Co. Project	5.500%	10/1/2022	$20,000	$20,488
West Virginia Building Comm. Rev. (Jail & Correction Fac.)	7.000%	7/1/2013 (1)(ETM)	8,390	10,427

				30,915

Wisconsin (0.1%)
Wisconsin Health & Educ. Fac. Auth. Rev.
(Beaver Dam Community Hosp.)	6.750%	8/15/2034	3,500	3,603

Wyoming (0.4%)
Uinta County WY PCR (Amoco) PUT	2.250%	7/1/2007	18,900	18,530

TOTAL MUNICIPAL BONDS
(Cost $4,349,644)				4,589,805

OTHER ASSETS AND LIABILITIES (0.2%)
Other Assets—Note B				77,467
Liabilities				(68,296)

				9,171

NET ASSETS (100%)				$4,598,976

^	See Note A in Notes to Financial Statements.
*	Securities with a value of $9,773,000 have been segregated as initial margin for open futures contracts.
**	Non-income-producing security—interest payments in default.
†	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of April 30, 2005.
††	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, the aggregate value of these securities was $68,120,000, representing 1.5% of net assets.
For key to abbreviations and other references, see the back cover.

AT APRIL 30, 2005, NET ASSETS CONSISTED OF:
Amount (000)

Paid-in Capital	$4,463,170
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(100,349)
Unrealized Appreciation (Depreciation)
Investment Securities	240,161
Futures Contracts	(4,006)

NET ASSETS	$4,598,976

Investor Shares—Net Assets
Applicable to 260,585,719 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$2,822,677

NET ASSET VALUE PER SHARE—INVESTOR SHARES	$10.83

Admiral Share—-Net Assets
Applicable to 163,985,470 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$1,776,299

NET ASSET VALUE PER SHARE—ADMIRAL SHARES	$10.83

See Note D in Notes to Financial Statements for the tax-basis components of net assets.

KEY TO ABBREVIATIONS

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

© 2005 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. F952 062005

Item 2: Not Applicable

Item 3: Not Applicable

Item 4: Not Applicable

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable.

Item 11: Controls and Procedures

        (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

        (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

        Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	June 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	June 14, 2005

VANGUARD MUNICIPAL BOND FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	June 14, 2005

*By Power of Attorney. See File Number 002-14336, filed on December 20, 2004.
Incorporated by Reference.